UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02368

Name of Registrant: Vanguard Fixed Income Securities Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: April 30, 2015

Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.2%)
U.S. Government Securities (2.8%)
	United States Treasury Inflation Indexed
	Bonds	0.750%	2/15/45	3,000	3,008
	United States Treasury Note/Bond	0.880%	7/15/17	50	50
	United States Treasury Note/Bond	0.880%	8/15/17	350	351
	United States Treasury Note/Bond	1.000%	12/15/17	100	101
	United States Treasury Note/Bond	1.000%	2/15/18	100	100
	United States Treasury Note/Bond	2.000%	8/31/21	2,750	2,795
	United States Treasury Note/Bond	2.380%	8/15/24	29,825	30,738
	United States Treasury Note/Bond	2.250%	11/15/24	17,200	17,528
	United States Treasury Note/Bond	2.000%	2/15/25	10,100	10,065
	United States Treasury Note/Bond	6.250%	5/15/30	1,700	2,540
	United States Treasury Note/Bond	5.380%	2/15/31	51,150	71,323
[1,2] United States Treasury Note/Bond		4.500%	2/15/36	166,775	220,769
	United States Treasury Note/Bond	3.750%	11/15/43	3,697	4,449
	United States Treasury Note/Bond	3.130%	8/15/44	55,900	60,215
	United States Treasury Note/Bond	3.000%	11/15/44	7,700	8,103
	United States Treasury Note/Bond	2.500%	2/15/45	14,000	13,302
					445,437
Agency Bonds and Notes (0.4%)
3	Tennessee Valley Authority	5.250%	9/15/39	28,800	36,762
3	Tennessee Valley Authority	3.500%	12/15/42	25,200	25,262
					62,024
Total U.S. Government and Agency Obligations (Cost $480,329)					507,461
Corporate Bonds (75.0%)
Finance (21.2%)
	Banking (12.6%)
	American Express Co.	4.050%	12/3/42	27,006	26,065
	Bank of America Corp.	4.000%	1/22/25	26,735	26,461
	Bank of America Corp.	3.950%	4/21/25	10,885	10,736
	Bank of America Corp.	6.110%	1/29/37	14,850	17,322
	Bank of America Corp.	7.750%	5/14/38	19,355	26,918
	Bank of America Corp.	5.880%	2/7/42	29,710	36,504
	Bank of America Corp.	5.000%	1/21/44	28,005	30,872
	Bank of America Corp.	4.880%	4/1/44	21,305	23,133
	Bank of America NA	6.000%	10/15/36	20,450	25,352
4	Bank of Tokyo-Mitsubishi UFJ Ltd.	4.700%	3/10/44	6,905	8,061
	Bank One Corp.	7.750%	7/15/25	22,900	29,764
	Bank One Corp.	7.630%	10/15/26	25,950	34,326
	Bank One Corp.	8.000%	4/29/27	30,869	41,760
	Citigroup Inc.	6.880%	6/1/25	1,000	1,261
	Citigroup Inc.	6.630%	1/15/28	22,950	28,955
	Citigroup Inc.	6.630%	6/15/32	31,545	38,333
	Citigroup Inc.	6.000%	10/31/33	40,155	46,066
	Citigroup Inc.	6.130%	8/25/36	36,760	43,263
	Citigroup Inc.	8.130%	7/15/39	2,650	4,036
	Citigroup Inc.	5.880%	1/30/42	10,364	12,733
	Citigroup Inc.	6.680%	9/13/43	7,675	9,848
	Citigroup Inc.	4.950%	11/7/43	1,150	1,274

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	2,000	2,055
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.630%	12/1/23	27,935	30,054
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	5,000	5,874
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	28,730	34,546
4 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	34,205	34,207
Deutsche Bank AG	4.500%	4/1/25	23,875	23,428
5 Deutsche Bank AG	4.300%	5/24/28	13,935	13,565
Goldman Sachs Group Inc.	6.130%	2/15/33	38,270	47,483
Goldman Sachs Group Inc.	6.450%	5/1/36	49,400	60,029
Goldman Sachs Group Inc.	6.750%	10/1/37	46,315	58,180
Goldman Sachs Group Inc.	6.250%	2/1/41	24,525	30,850
Goldman Sachs Group Inc.	4.800%	7/8/44	17,592	18,800
HSBC Bank USA NA	5.880%	11/1/34	44,700	54,933
HSBC Bank USA NA	5.630%	8/15/35	32,775	39,507
HSBC Holdings plc	7.630%	5/17/32	21,200	27,716
HSBC Holdings plc	6.500%	5/2/36	10,000	12,610
HSBC Holdings plc	6.500%	9/15/37	43,100	54,278
HSBC Holdings plc	6.800%	6/1/38	86,849	114,045
HSBC Holdings plc	6.100%	1/14/42	1,000	1,298
HSBC Holdings plc	5.250%	3/14/44	16,725	18,693
5 HSBC Holdings plc	6.380%	3/29/49	320	330
5 HSBC Holdings plc	6.380%	12/29/49	380	391
JPMorgan Chase & Co.	3.380%	5/1/23	1,060	1,060
JPMorgan Chase & Co.	6.400%	5/15/38	90,000	116,818
JPMorgan Chase & Co.	5.500%	10/15/40	25,675	30,278
JPMorgan Chase & Co.	5.600%	7/15/41	18,552	22,252
JPMorgan Chase & Co.	5.630%	8/16/43	57,582	66,960
JPMorgan Chase & Co.	4.850%	2/1/44	2,500	2,769
5 JPMorgan Chase & Co.	5.300%	12/29/49	740	741
Morgan Stanley	6.250%	8/9/26	10,460	12,877
Morgan Stanley	4.350%	9/8/26	31,790	32,565
Morgan Stanley	3.950%	4/23/27	8,120	7,946
Morgan Stanley	7.250%	4/1/32	44,360	60,419
Morgan Stanley	6.380%	7/24/42	35,331	45,530
Morgan Stanley	4.300%	1/27/45	36,615	36,007
PNC Bank NA	4.200%	11/1/25	965	1,048
Wachovia Corp.	6.610%	10/1/25	26,500	32,636
Wachovia Corp.	5.500%	8/1/35	21,905	25,334
Wells Fargo & Co.	4.100%	6/3/26	50,455	52,141
Wells Fargo & Co.	5.380%	2/7/35	1,090	1,279
Wells Fargo & Co.	5.380%	11/2/43	43,351	49,102
Wells Fargo & Co.	5.610%	1/15/44	152,733	177,328
Wells Fargo & Co.	4.650%	11/4/44	21,960	22,349
Wells Fargo & Co.	3.900%	5/1/45	19,075	18,483
Wells Fargo Bank NA	6.600%	1/15/38	500	684

Brokerage (0.2%)
4 FMR LLC	6.450%	11/15/39	18,200	23,777
Invesco Finance plc	5.380%	11/30/43	2,000	2,383
Legg Mason Inc.	5.630%	1/15/44	2,000	2,282

Finance Companies (2.9%)
GATX Corp.	5.200%	3/15/44	4,420	4,811
General Electric Capital Corp.	5.300%	2/11/21	1,000	1,155

	General Electric Capital Corp.	6.750%	3/15/32	126,620	175,010
	General Electric Capital Corp.	7.500%	8/21/35	5,100	7,596
	General Electric Capital Corp.	6.150%	8/7/37	5,325	7,129
	General Electric Capital Corp.	5.880%	1/14/38	125,855	162,470
	General Electric Capital Corp.	6.880%	1/10/39	62,465	90,571
5	General Electric Capital Corp.	6.250%	12/29/49	10,000	11,277

	Insurance (5.3%)
	ACE Capital Trust II	9.700%	4/1/30	7,050	10,575
	ACE INA Holdings Inc.	4.150%	3/13/43	9,000	9,433
	Aetna Inc.	4.130%	11/15/42	26,510	26,900
	Aetna Inc.	4.750%	3/15/44	11,380	12,841
	Allstate Corp.	4.500%	6/15/43	2,465	2,731
	American International Group Inc.	3.880%	1/15/35	2,905	2,838
	American International Group Inc.	4.500%	7/16/44	35,210	36,159
	Anthem Inc.	6.380%	6/15/37	16,791	21,155
	Anthem Inc.	4.630%	5/15/42	17,100	17,938
	AXA Financial Inc.	7.000%	4/1/28	24,910	31,980
	AXIS Specialty Finance plc	5.150%	4/1/45	3,000	3,248
	Berkshire Hathaway Inc.	4.500%	2/11/43	44,557	49,096
4	Guardian Life Insurance Co. of America	7.380%	9/30/39	12,160	16,906
4	Guardian Life Insurance Co. of America	4.880%	6/19/64	10,700	11,323
4	Jackson National Life Insurance Co.	8.150%	3/15/27	200	265
4	John Hancock Life Insurance Co.	7.380%	2/15/24	30,000	37,712
	Loews Corp.	4.130%	5/15/43	1,800	1,744
[4,5] Massachusetts Mutual Life Insurance Co.		7.630%	11/15/23	600	765
4	Massachusetts Mutual Life Insurance Co.	8.880%	6/1/39	16,751	26,545
4	Massachusetts Mutual Life Insurance Co.	5.380%	12/1/41	6,160	7,207
4	Massachusetts Mutual Life Insurance Co.	4.500%	4/15/65	1,000	957
	MetLife Inc.	6.500%	12/15/32	900	1,190
	MetLife Inc.	4.130%	8/13/42	20,385	20,548
	MetLife Inc.	4.880%	11/13/43	2,049	2,309
	MetLife Inc.	4.050%	3/1/45	3,000	2,956
4	Metropolitan Life Insurance Co.	7.800%	11/1/25	32,250	43,195
	Munich Re America Corp.	7.450%	12/15/26	7,600	10,101
4	Nationwide Mutual Insurance Co.	8.250%	12/1/31	6,285	8,676
4	Nationwide Mutual Insurance Co.	9.380%	8/15/39	39,206	61,431
4	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	13,595
4	New York Life Insurance Co.	5.880%	5/15/33	47,575	58,635
4	Northwestern Mutual Life Insurance Co.	6.060%	3/30/40	14,890	19,023
4	Pacific Life Insurance Co.	9.250%	6/15/39	26,945	41,608
5	Progressive Corp.	6.700%	6/15/67	1,051	1,106
4	Swiss Re Treasury US Corp.	4.250%	12/6/42	12,470	12,890
4	Teachers Insurance & Annuity Association of
	America	6.850%	12/16/39	20,452	27,574
4	Teachers Insurance & Annuity Association of
	America	4.900%	9/15/44	10,720	11,756
	Travelers Cos. Inc.	6.750%	6/20/36	500	699
	Travelers Cos. Inc.	6.250%	6/15/37	1,355	1,813
	Travelers Cos. Inc.	4.600%	8/1/43	2,000	2,247
	UnitedHealth Group Inc.	5.800%	3/15/36	50,236	62,978
	UnitedHealth Group Inc.	6.500%	6/15/37	10,900	14,804
	UnitedHealth Group Inc.	6.630%	11/15/37	800	1,091
	UnitedHealth Group Inc.	6.880%	2/15/38	28,722	40,201
	UnitedHealth Group Inc.	4.630%	11/15/41	33,045	35,857
	UnitedHealth Group Inc.	4.380%	3/15/42	25,000	26,381

Real Estate Investment Trusts (0.2%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	535	554
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,051
4 Omega Healthcare Investors Inc.	4.500%	4/1/27	4,000	3,920
Simon Property Group LP	6.750%	2/1/40	10,700	14,667
Simon Property Group LP	4.250%	10/1/44	10,750	11,060
				3,393,216
Industrial (39.7%)
Basic Industry (1.2%)
Agrium Inc.	4.130%	3/15/35	1,000	971
Agrium Inc.	4.900%	6/1/43	2,000	2,118
BHP Billiton Finance USA Ltd.	4.130%	2/24/42	16,000	15,641
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	46,700	52,146
CF Industries Inc.	5.380%	3/15/44	17,495	19,027
Dow Chemical Co.	4.250%	10/1/34	4,125	4,130
Freeport-McMoRan Inc.	5.450%	3/15/43	3,000	2,617
International Paper Co.	4.800%	6/15/44	13,440	13,460
Monsanto Co.	4.200%	7/15/34	1,000	1,044
Monsanto Co.	5.880%	4/15/38	3,000	3,645
Monsanto Co.	3.600%	7/15/42	600	550
Monsanto Co.	4.650%	11/15/43	600	650
Monsanto Co.	4.400%	7/15/44	28,330	29,130
Monsanto Co.	3.950%	4/15/45	1,000	958
Monsanto Co.	4.700%	7/15/64	1,500	1,532
Potash Corp. of Saskatchewan Inc.	5.880%	12/1/36	500	613
Potash Corp. of Saskatchewan Inc.	5.630%	12/1/40	1,000	1,235
PPG Industries Inc.	5.500%	11/15/40	1,225	1,458
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	8,894	9,703
Rio Tinto Finance USA plc	4.750%	3/22/42	4,746	4,978
Rio Tinto Finance USA plc	4.130%	8/21/42	30,675	29,596

Capital Goods (3.9%)
3M Co.	6.380%	2/15/28	23,140	30,769
3M Co.	5.700%	3/15/37	13,500	17,426
Boeing Co.	6.130%	2/15/33	27,065	35,809
Boeing Co.	7.880%	4/15/43	6,700	10,604
Caterpillar Inc.	6.050%	8/15/36	3,082	3,889
Caterpillar Inc.	3.800%	8/15/42	45,322	43,770
Caterpillar Inc.	4.300%	5/15/44	19,745	20,876
Deere & Co.	7.130%	3/3/31	15,000	20,650
Deere & Co.	3.900%	6/9/42	18,585	18,645
Dover Corp.	6.600%	3/15/38	3,175	4,305
Dover Corp.	5.380%	3/1/41	980	1,185
Emerson Electric Co.	6.000%	8/15/32	1,071	1,378
Emerson Electric Co.	5.250%	11/15/39	775	927
General Electric Co.	4.130%	10/9/42	16,725	17,297
General Electric Co.	4.500%	3/11/44	22,300	24,480
Honeywell International Inc.	5.700%	3/15/36	2,960	3,715
Honeywell International Inc.	5.700%	3/15/37	4,065	5,141
Illinois Tool Works Inc.	3.900%	9/1/42	4,850	4,801
Lockheed Martin Corp.	3.600%	3/1/35	17,210	16,802
Lockheed Martin Corp.	6.150%	9/1/36	8,102	10,461
Lockheed Martin Corp.	5.500%	11/15/39	6,000	7,323
Lockheed Martin Corp.	4.850%	9/15/41	27,319	30,742
Lockheed Martin Corp.	4.070%	12/15/42	10,120	10,220
Lockheed Martin Corp.	3.800%	3/1/45	13,625	13,105
Parker-Hannifin Corp.	4.450%	11/21/44	2,500	2,717

Raytheon Co.	4.700%	12/15/41	37,524	41,798
Raytheon Co.	4.200%	12/15/44	3,185	3,329
Rockwell Collins Inc.	4.800%	12/15/43	20,129	23,082
United Technologies Corp.	7.500%	9/15/29	14,755	21,269
United Technologies Corp.	6.130%	7/15/38	55,575	71,815
United Technologies Corp.	5.700%	4/15/40	31,350	39,479
United Technologies Corp.	4.500%	6/1/42	34,330	36,560
Waste Management Inc.	3.900%	3/1/35	10,000	9,958
Waste Management Inc.	4.100%	3/1/45	20,700	20,107

Communication (5.5%)
21st Century Fox America Inc.	6.400%	12/15/35	25,200	32,424
21st Century Fox America Inc.	7.900%	12/1/95	3,975	5,231
Alltel Corp.	7.880%	7/1/32	2,400	3,408
America Movil SAB de CV	6.380%	3/1/35	3,600	4,481
America Movil SAB de CV	6.130%	3/30/40	24,520	30,171
America Movil SAB de CV	4.380%	7/16/42	2,750	2,715
AT&T Inc.	6.300%	1/15/38	1,000	1,171
AT&T Inc.	6.550%	2/15/39	575	702
AT&T Inc.	5.550%	8/15/41	1,000	1,099
AT&T Inc.	4.800%	6/15/44	750	740
AT&T Inc.	4.750%	5/15/46	2,000	1,955
CBS Corp.	4.900%	8/15/44	18,470	18,728
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.850%	4/15/23	1,500	1,516
Comcast Corp.	4.250%	1/15/33	11,435	11,912
Comcast Corp.	7.050%	3/15/33	10,535	14,296
Comcast Corp.	4.200%	8/15/34	2,300	2,386
Comcast Corp.	5.650%	6/15/35	42,764	51,978
Comcast Corp.	6.450%	3/15/37	18,000	23,847
Comcast Corp.	6.950%	8/15/37	66,717	90,592
Comcast Corp.	6.400%	5/15/38	10,485	13,793
Comcast Corp.	6.550%	7/1/39	11,765	15,781
Comcast Corp.	6.400%	3/1/40	19,865	26,043
Comcast Corp.	4.650%	7/15/42	21,540	23,100
Comcast Corp.	4.500%	1/15/43	14,860	15,634
Comcast Corp.	4.750%	3/1/44	66,670	73,113
4 COX Communications Inc.	6.450%	12/1/36	9,000	10,790
4 COX Communications Inc.	8.380%	3/1/39	19,110	26,385
Deutsche Telekom International Finance BV	8.750%	6/15/30	17,730	26,415
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	2,500	2,914
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	1,000	1,118
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,300	1,315
Grupo Televisa SAB	5.000%	5/13/45	1,500	1,524
Historic TW Inc.	6.630%	5/15/29	22,275	28,288
Moody's Corp.	5.250%	7/15/44	2,750	3,049
NBCUniversal Media LLC	6.400%	4/30/40	2,050	2,698
NBCUniversal Media LLC	5.950%	4/1/41	18,000	22,578
NBCUniversal Media LLC	4.450%	1/15/43	33,460	35,156
Orange SA	9.000%	3/1/31	17,000	25,500
Qwest Corp.	6.880%	9/15/33	2,000	2,018
4 SES Global Americas Holdings GP	5.300%	3/25/44	1,000	1,090
Time Warner Cable Inc.	6.550%	5/1/37	31,750	32,802
Time Warner Cable Inc.	7.300%	7/1/38	10,960	12,056
Time Warner Cable Inc.	6.750%	6/15/39	8,320	8,759

Time Warner Cable Inc.	4.500%	9/15/42	4,050	3,495
Time Warner Inc.	7.630%	4/15/31	9,000	12,313
Time Warner Inc.	6.500%	11/15/36	9,000	11,407
Verizon Communications Inc.	7.750%	12/1/30	2,000	2,766
Verizon Communications Inc.	5.850%	9/15/35	1,500	1,737
Verizon Communications Inc.	6.550%	9/15/43	98	122
Verizon Communications Inc.	4.860%	8/21/46	22,403	22,506
4 Verizon Communications Inc.	4.520%	9/15/48	74,556	70,408
4 Verizon Communications Inc.	4.670%	3/15/55	15,089	14,088
Walt Disney Co.	3.700%	12/1/42	9,300	9,141
Walt Disney Co.	7.550%	7/15/93	20,750	26,835

Consumer Cyclical (6.1%)
4 Alibaba Group Holding Ltd.	4.500%	11/28/34	2,500	2,504
Amazon.com Inc.	4.800%	12/5/34	1,000	1,066
Amazon.com Inc.	4.950%	12/5/44	1,000	1,056
Brinker International Inc.	3.880%	5/15/23	2,000	1,993
Cummins Inc.	4.880%	10/1/43	1,400	1,596
CVS Health Corp.	5.750%	5/15/41	7,110	8,857
Daimler Finance North America LLC	8.500%	1/18/31	21,570	33,338
Ford Motor Co.	7.450%	7/16/31	20,750	28,111
Ford Motor Co.	4.750%	1/15/43	3,000	3,113
Home Depot Inc.	5.880%	12/16/36	39,775	51,241
Home Depot Inc.	5.950%	4/1/41	20,470	26,477
Home Depot Inc.	4.200%	4/1/43	6,035	6,383
Home Depot Inc.	4.880%	2/15/44	70,200	81,297
Home Depot Inc.	4.400%	3/15/45	12,900	14,079
Lowe's Cos. Inc.	6.500%	3/15/29	24,210	31,267
Lowe's Cos. Inc.	5.500%	10/15/35	600	716
Lowe's Cos. Inc.	5.800%	10/15/36	10,460	13,101
Lowe's Cos. Inc.	6.650%	9/15/37	12,497	17,132
Lowe's Cos. Inc.	5.800%	4/15/40	11,390	14,437
Lowe's Cos. Inc.	5.130%	11/15/41	7,460	8,810
Lowe's Cos. Inc.	4.650%	4/15/42	1,250	1,390
Lowe's Cos. Inc.	5.000%	9/15/43	28,090	32,720
Lowe's Cos. Inc.	4.250%	9/15/44	800	841
McDonald's Corp.	6.300%	10/15/37	15,765	20,035
McDonald's Corp.	6.300%	3/1/38	26,940	34,861
McDonald's Corp.	5.700%	2/1/39	11,980	14,458
NIKE Inc.	3.630%	5/1/43	30,604	29,891
Target Corp.	6.500%	10/15/37	18,673	25,442
Target Corp.	7.000%	1/15/38	1,100	1,566
Target Corp.	4.000%	7/1/42	2,000	2,026
VF Corp.	6.450%	11/1/37	1,226	1,660
Wal-Mart Stores Inc.	7.550%	2/15/30	51,000	75,280
Wal-Mart Stores Inc.	5.250%	9/1/35	4,789	5,788
Wal-Mart Stores Inc.	6.500%	8/15/37	42,625	58,468
Wal-Mart Stores Inc.	6.200%	4/15/38	83,350	111,164
Wal-Mart Stores Inc.	5.630%	4/1/40	10,000	12,565
Wal-Mart Stores Inc.	4.880%	7/8/40	20,000	23,107
Wal-Mart Stores Inc.	5.000%	10/25/40	16,855	19,800
Wal-Mart Stores Inc.	5.630%	4/15/41	75,432	95,388
Wal-Mart Stores Inc.	4.000%	4/11/43	24,345	24,797
Wal-Mart Stores Inc.	4.750%	10/2/43	15,300	17,264
Wal-Mart Stores Inc.	4.300%	4/22/44	24,965	26,914

Consumer Noncyclical (12.3%)
Abbott Laboratories	6.000%	4/1/39	16,105	21,032

Abbott Laboratories	5.300%	5/27/40	1,000	1,226
Actavis Funding SCS	4.550%	3/15/35	27,125	27,523
Actavis Funding SCS	4.750%	3/15/45	18,630	19,123
Altria Group Inc.	9.950%	11/10/38	1,608	2,751
Altria Group Inc.	4.250%	8/9/42	7,505	7,188
Altria Group Inc.	5.380%	1/31/44	1,250	1,405
AmerisourceBergen Corp.	4.250%	3/1/45	1,800	1,834
Amgen Inc.	6.380%	6/1/37	5,500	6,844
Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	516
Anheuser-Busch Cos. LLC	6.800%	8/20/32	5,000	6,675
Anheuser-Busch Cos. LLC	5.750%	4/1/36	11,460	13,860
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	9,000	8,954
Anheuser-Busch InBev Finance Inc.	4.630%	2/1/44	1,850	2,000
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	41,590	64,778
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	10,000	15,206
Anheuser-Busch InBev Worldwide Inc.	6.380%	1/15/40	14,844	19,284
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	23,940	22,722
Archer-Daniels-Midland Co.	4.540%	3/26/42	21,694	24,013
Archer-Daniels-Midland Co.	4.020%	4/16/43	8,609	8,646
5 Ascension Health	4.850%	11/15/53	10,040	11,305
AstraZeneca plc	6.450%	9/15/37	55,180	74,081
Baxter International Inc.	3.650%	8/15/42	6,690	6,187
Becton Dickinson & Co.	7.000%	8/1/27	800	1,041
6 Bristol-Myers Squibb Co.	1.750%	5/15/35	1,000	1,118
Bristol-Myers Squibb Co.	6.130%	5/1/38	1,846	2,412
Bristol-Myers Squibb Co.	3.250%	8/1/42	5,800	5,197
Bristol-Myers Squibb Co.	4.500%	3/1/44	22,500	24,947
Cardinal Health Inc.	4.500%	11/15/44	18,770	19,361
4 Cargill Inc.	6.130%	4/19/34	200	254
4 Cargill Inc.	6.130%	9/15/36	27,045	34,786
4 Cargill Inc.	6.630%	9/15/37	4,500	6,218
4 Cargill Inc.	4.100%	11/1/42	15,500	15,704
5 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	19,400	18,490
Children’s Hospital Medical Center Ohio GO	4.270%	5/15/44	500	516
City of Hope	5.620%	11/15/43	12,080	14,579
Cleveland Clinic Foundation Ohio Revenue	4.860%	1/1/14	4,000	3,982
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,366
Diageo Capital plc	3.880%	4/29/43	12,400	12,314
Diageo Investment Corp.	4.250%	5/11/42	5,000	5,200
Dignity Health	5.270%	11/1/64	800	859
Dignity Health California GO	4.500%	11/1/42	20,865	20,734
Eli Lilly & Co.	5.500%	3/15/27	16,125	19,781
Eli Lilly & Co.	4.650%	6/15/44	25,625	28,950
Eli Lilly & Co.	3.700%	3/1/45	27,670	26,887
General Mills Inc.	5.400%	6/15/40	800	928
Gilead Sciences Inc.	5.650%	12/1/41	19,915	24,039
Gilead Sciences Inc.	4.800%	4/1/44	26,555	29,017
Gilead Sciences Inc.	4.500%	2/1/45	22,580	23,720
GlaxoSmithKline Capital Inc.	5.380%	4/15/34	18,497	22,055
GlaxoSmithKline Capital Inc.	6.380%	5/15/38	54,345	71,431
4 Grupo Bimbo SAB de CV	4.880%	6/27/44	3,000	2,949
4 JM Smucker Co.	4.250%	3/15/35	7,805	7,773
4 JM Smucker Co.	4.380%	3/15/45	2,615	2,600
Johnson & Johnson	6.950%	9/1/29	10,157	14,712
Johnson & Johnson	5.950%	8/15/37	2,742	3,677
Johnson & Johnson	4.500%	9/1/40	12,015	13,714
Johnson & Johnson	4.500%	12/5/43	7,950	9,127
Kaiser Foundation Hospitals	4.880%	4/1/42	28,625	32,067

Kellogg Co.	7.450%	4/1/31	14,570	19,473
Kimberly-Clark Corp.	6.630%	8/1/37	5,300	7,346
Kimberly-Clark Corp.	5.300%	3/1/41	11,400	13,960
Koninklijke Philips NV	6.880%	3/11/38	2,090	2,713
Kraft Foods Group Inc.	6.880%	1/26/39	1,515	1,983
Kraft Foods Group Inc.	5.000%	6/4/42	2,518	2,717
Lorillard Tobacco Co.	7.000%	8/4/41	2,000	2,532
5 Mayo Clinic	3.770%	11/15/43	13,095	12,886
McKesson Corp.	4.880%	3/15/44	18,395	20,286
4 Medtronic Inc.	4.380%	3/15/35	45,792	48,384
Medtronic Inc.	6.500%	3/15/39	21,200	28,579
Medtronic Inc.	5.550%	3/15/40	1,490	1,811
Medtronic Inc.	4.500%	3/15/42	9,000	9,446
Medtronic Inc.	4.630%	3/15/44	2,000	2,138
4 Medtronic Inc.	4.630%	3/15/45	94,140	101,575
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	4,675	4,559
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	26,775	30,082
Memorial Sloan-Kettering Cancer Center New
York GO	4.130%	7/1/52	11,285	10,699
Merck & Co. Inc.	3.600%	9/15/42	11,567	11,136
Merck & Co. Inc.	4.150%	5/18/43	13,845	14,359
Merck & Co. Inc.	3.700%	2/10/45	40,265	38,919
New York & Presbyterian Hospital	4.020%	8/1/45	19,585	18,769
North Shore-Long Island Jewish Health Care
Inc. Revenue	4.800%	11/1/42	8,265	8,277
North Shore-Long Island Jewish Health Care
Inc. Revenue	6.150%	11/1/43	21,550	26,545
Novant Health Inc.	4.370%	11/1/43	552	554
Novartis Capital Corp.	4.400%	5/6/44	29,840	33,331
NYU Hospitals Center	4.780%	7/1/44	2,000	2,160
Pepsi Bottling Group Inc.	7.000%	3/1/29	12,000	16,897
PepsiCo Inc.	5.500%	1/15/40	25,450	30,947
PepsiCo Inc.	4.880%	11/1/40	10,375	11,638
PepsiCo Inc.	4.000%	3/5/42	16,872	17,150
PepsiCo Inc.	3.600%	8/13/42	1,500	1,420
Pfizer Inc.	7.200%	3/15/39	51,762	74,015
Pfizer Inc.	4.300%	6/15/43	15,300	15,858
Pharmacia Corp.	6.750%	12/15/27	2,800	3,729
Philip Morris International Inc.	6.380%	5/16/38	32,015	41,831
Philip Morris International Inc.	4.130%	3/4/43	10,000	9,991
Philip Morris International Inc.	4.880%	11/15/43	31,930	35,435
Philip Morris International Inc.	4.250%	11/10/44	27,775	28,007
Procter & Gamble Co.	5.500%	2/1/34	13,500	17,251
Procter & Gamble Co.	5.550%	3/5/37	13,200	17,044
4 Roche Holdings Inc.	7.000%	3/1/39	4,900	7,232
4 Roche Holdings Inc.	4.000%	11/28/44	29,605	31,136
4 SABMiller Holdings Inc.	4.950%	1/15/42	18,000	19,967
4 SC Johnson & Son Inc.	4.000%	5/15/43	21,645	21,463
4 SC Johnson & Son Inc.	4.350%	9/30/44	14,255	14,960
St. Jude Medical Inc.	4.750%	4/15/43	37,890	40,452
Sysco Corp.	4.350%	10/2/34	3,000	3,075
Sysco Corp.	4.500%	10/2/44	42,935	43,850
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,466	3,024
5 Texas Health Resources	4.330%	11/15/55	1,000	994
Tyson Foods Inc.	4.880%	8/15/34	2,000	2,166
Tyson Foods Inc.	5.150%	8/15/44	1,500	1,676
Wyeth LLC	6.000%	2/15/36	1,600	2,041

Wyeth LLC	5.950%	4/1/37	68,185	85,272

Energy (4.5%)
Apache Corp.	5.100%	9/1/40	6,865	7,195
Apache Corp.	4.750%	4/15/43	29,175	29,673
Baker Hughes Inc.	5.130%	9/15/40	2,375	2,676
Burlington Resources Finance Co.	7.400%	12/1/31	23,500	32,565
Cameron International Corp.	5.950%	6/1/41	1,250	1,347
ConocoPhillips	7.000%	3/30/29	10,850	13,906
ConocoPhillips	5.900%	10/15/32	20,300	24,935
ConocoPhillips	6.500%	2/1/39	75,816	99,922
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,500	1,855
ConocoPhillips Co.	4.300%	11/15/44	27,155	27,937
Diamond Offshore Drilling Inc.	5.700%	10/15/39	500	472
Diamond Offshore Drilling Inc.	4.880%	11/1/43	2,750	2,333
Dominion Gas Holdings LLC	4.800%	11/1/43	1,575	1,715
Encana Corp.	6.500%	8/15/34	13,863	16,158
Encana Corp.	5.150%	11/15/41	7,645	7,794
Energy Transfer Partners LP	6.050%	6/1/41	1,500	1,631
Energy Transfer Partners LP	5.150%	2/1/43	12,825	12,600
5 Enterprise Products Operating LLC	8.380%	8/1/66	1,835	1,945
EOG Resources Inc.	3.900%	4/1/35	1,000	1,010
Exxon Mobil Corp.	3.570%	3/6/45	33,755	33,733
Halliburton Co.	6.700%	9/15/38	500	658
Halliburton Co.	7.450%	9/15/39	500	702
Halliburton Co.	4.500%	11/15/41	1,200	1,247
Halliburton Co.	4.750%	8/1/43	3,050	3,304
Kinder Morgan Inc.	5.550%	6/1/45	24,210	24,243
Kinder Morgan Inc.	5.050%	2/15/46	11,500	10,800
Marathon Oil Corp.	6.600%	10/1/37	7,750	9,421
National Oilwell Varco Inc.	3.950%	12/1/42	1,000	920
Petro-Canada	6.800%	5/15/38	16,243	21,324
Phillips 66 Partners LP	3.610%	2/15/25	80	79
Shell International Finance BV	6.380%	12/15/38	43,260	58,812
Shell International Finance BV	5.500%	3/25/40	20,955	25,669
Shell International Finance BV	4.550%	8/12/43	22,665	24,984
Suncor Energy Inc.	3.600%	12/1/24	4,855	4,998
Suncor Energy Inc.	6.500%	6/15/38	11,910	15,278
Suncor Energy Inc.	6.850%	6/1/39	7,035	9,243
Texas Eastern Transmission LP	7.000%	7/15/32	15,300	19,908
Tosco Corp.	7.800%	1/1/27	15,000	20,540
Tosco Corp.	8.130%	2/15/30	20,000	28,858
TransCanada PipeLines Ltd.	4.630%	3/1/34	5,000	5,317
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,500	1,844
TransCanada PipeLines Ltd.	7.630%	1/15/39	49,700	71,475
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,300	2,859
Transocean Inc.	7.500%	4/15/31	500	409
Williams Partners LP	5.100%	9/15/45	29,550	27,977

Other Industrial (0.7%)
4 Hutchison Whampoa International 11 Ltd.	4.630%	1/13/22	18,960	20,791
5 Massachusetts Institute of Technology GO	3.960%	7/1/38	25,200	26,611
Massachusetts Institute of Technology GO	5.600%	7/1/11	600	786
5 Northwestern University	3.870%	12/1/48	24,930	25,059
5 Northwestern University Illinois GO	4.640%	12/1/44	25,315	28,908
4 President & Fellows of Harvard College
Massachusetts GO	6.500%	1/15/39	3,865	5,531

Technology (4.2%)
Apple Inc.	3.850%	5/4/43	41,755	40,362
Apple Inc.	4.450%	5/6/44	24,730	26,320
Apple Inc.	3.450%	2/9/45	52,950	47,142
Applied Materials Inc.	5.850%	6/15/41	1,150	1,369
Broadcom Corp.	4.500%	8/1/34	500	527
Cisco Systems Inc.	5.900%	2/15/39	37,500	46,055
Cisco Systems Inc.	5.500%	1/15/40	35,725	42,325
Intel Corp.	4.800%	10/1/41	24,080	26,168
Intel Corp.	4.250%	12/15/42	9,240	9,375
International Business Machines Corp.	7.000%	10/30/25	28,025	37,452
International Business Machines Corp.	4.000%	6/20/42	24,600	23,728
Microsoft Corp.	3.500%	2/12/35	35,235	33,489
Microsoft Corp.	4.500%	10/1/40	1,900	2,054
Microsoft Corp.	5.300%	2/8/41	15,000	18,088
Microsoft Corp.	3.500%	11/15/42	1,750	1,588
Microsoft Corp.	3.750%	5/1/43	10,000	9,795
Microsoft Corp.	4.880%	12/15/43	500	576
Microsoft Corp.	3.750%	2/12/45	71,860	67,787
Microsoft Corp.	4.000%	2/12/55	14,000	13,202
Oracle Corp.	4.300%	7/8/34	3,500	3,635
Oracle Corp.	3.900%	5/15/35	8,000	7,868
Oracle Corp.	6.500%	4/15/38	40,833	53,706
Oracle Corp.	6.130%	7/8/39	19,559	24,649
Oracle Corp.	5.380%	7/15/40	43,160	50,842
Oracle Corp.	4.500%	7/8/44	2,000	2,090
Oracle Corp.	4.130%	5/15/45	37,000	36,464
Oracle Corp.	4.380%	5/15/55	37,000	36,009
4 Seagate HDD Cayman	4.750%	1/1/25	1,500	1,541
4 Seagate HDD Cayman	5.750%	12/1/34	1,500	1,605
Tyco Electronics Group SA	7.130%	10/1/37	525	720

Transportation (1.3%)
Burlington Northern Santa Fe LLC	6.880%	12/1/27	12,500	16,111
Burlington Northern Santa Fe LLC	5.750%	5/1/40	18,888	23,156
Burlington Northern Santa Fe LLC	5.400%	6/1/41	8,197	9,760
Burlington Northern Santa Fe LLC	4.400%	3/15/42	9,000	9,406
Canadian Pacific Railway Co.	7.130%	10/15/31	2,013	2,732
Canadian Pacific Railway Co.	5.750%	3/15/33	900	1,075
CSX Corp.	6.220%	4/30/40	10,620	13,782
CSX Corp.	4.400%	3/1/43	21,185	22,341
CSX Corp.	4.500%	8/1/54	3,195	3,340
4 ERAC USA Finance LLC	7.000%	10/15/37	15,821	20,712
4 ERAC USA Finance LLC	4.500%	2/15/45	2,000	1,982
FedEx Corp.	3.900%	2/1/35	9,070	8,837
FedEx Corp.	5.100%	1/15/44	3,605	4,020
Union Pacific Corp.	3.380%	2/1/35	1,500	1,434
Union Pacific Corp.	4.750%	9/15/41	2,000	2,268
Union Pacific Corp.	4.250%	4/15/43	5,125	5,392
Union Pacific Corp.	4.750%	12/15/43	20,510	23,382
Union Pacific Corp.	4.820%	2/1/44	12,000	13,876
Union Pacific Corp.	4.150%	1/15/45	1,500	1,560
5 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	2,149	2,321
5 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	2,500	2,662
United Parcel Service Inc.	6.200%	1/15/38	8,350	11,087
United Parcel Service Inc.	4.880%	11/15/40	2,700	3,142

United Parcel Service Inc.	3.630%	10/1/42	8,290	8,057
				6,350,045
Utilities (14.1%)
Electric (13.9%)
Alabama Power Co.	5.700%	2/15/33	1,300	1,634
Alabama Power Co.	6.000%	3/1/39	5,475	7,176
Alabama Power Co.	5.500%	3/15/41	26,943	33,516
Alabama Power Co.	5.200%	6/1/41	15,000	18,144
Alabama Power Co.	3.750%	3/1/45	22,325	22,046
Ameren Illinois Co.	4.300%	7/1/44	19,415	20,936
Appalachian Power Co.	6.700%	8/15/37	38,600	52,089
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,230	1,657
Berkshire Hathaway Energy Co.	6.130%	4/1/36	17,452	22,265
Berkshire Hathaway Energy Co.	5.950%	5/15/37	9,000	11,218
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,000	11,708
Berkshire Hathaway Energy Co.	4.500%	2/1/45	20,675	22,101
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	15,775	14,903
Commonwealth Edison Co.	5.900%	3/15/36	2,120	2,721
Commonwealth Edison Co.	3.800%	10/1/42	20,805	20,663
Commonwealth Edison Co.	4.600%	8/15/43	12,560	14,103
Commonwealth Edison Co.	4.700%	1/15/44	15,955	18,146
Commonwealth Edison Co.	3.700%	3/1/45	15,990	15,677
Connecticut Light & Power Co.	6.350%	6/1/36	15,000	20,220
Connecticut Light & Power Co.	4.300%	4/15/44	940	1,010
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	9,330	10,367
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	12,534
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	12,127	15,559
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	17,903
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	6,250	7,574
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,995	9,959
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,250	10,602
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	16,485	16,650
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	48,300	52,083
Consolidated Edison Co. of New York Inc.	4.630%	12/1/54	9,635	10,323
Delmarva Power & Light Co.	4.000%	6/1/42	1,000	1,025
Dominion Resources Inc.	4.700%	12/1/44	18,505	19,930
DTE Electric Co.	6.630%	6/1/36	3,110	4,331
DTE Electric Co.	4.000%	4/1/43	1,900	1,958
Duke Energy Carolinas LLC	6.450%	10/15/32	8,200	10,693
Duke Energy Carolinas LLC	6.100%	6/1/37	52,400	68,063
Duke Energy Carolinas LLC	6.050%	4/15/38	2,440	3,253
Duke Energy Carolinas LLC	5.300%	2/15/40	4,900	6,109
Duke Energy Carolinas LLC	4.250%	12/15/41	18,000	19,474
Duke Energy Carolinas LLC	4.000%	9/30/42	42,242	43,596
Duke Energy Carolinas LLC	3.750%	6/1/45	18,320	18,284
Duke Energy Florida Inc.	6.750%	2/1/28	2,300	2,946
Duke Energy Florida Inc.	6.400%	6/15/38	1,000	1,384
Duke Energy Florida Inc.	5.650%	4/1/40	11,860	15,304
Duke Energy Florida Inc.	3.850%	11/15/42	2,000	2,031
Duke Energy Indiana Inc.	6.120%	10/15/35	2,723	3,475
Duke Energy Indiana Inc.	6.350%	8/15/38	5,135	7,038
Duke Energy Indiana Inc.	6.450%	4/1/39	9,100	12,633
Duke Energy Indiana Inc.	4.200%	3/15/42	12,700	13,527
Duke Energy Indiana Inc.	4.900%	7/15/43	26,810	31,470
Duke Energy Progress Inc.	5.700%	4/1/35	7,500	9,191
Duke Energy Progress Inc.	4.100%	5/15/42	1,250	1,317
Duke Energy Progress Inc.	4.100%	3/15/43	15,000	15,715

Duke Energy Progress Inc.	4.380%	3/30/44	2,000	2,193
Duke Energy Progress Inc.	4.150%	12/1/44	9,380	9,959
Entergy Louisiana LLC	4.950%	1/15/45	750	766
4 FirstEnergy Transmission LLC	4.350%	1/15/25	850	898
Florida Power & Light Co.	5.630%	4/1/34	16,275	20,570
Florida Power & Light Co.	5.400%	9/1/35	13,380	16,586
Florida Power & Light Co.	6.200%	6/1/36	400	536
Florida Power & Light Co.	5.960%	4/1/39	15,100	20,077
Florida Power & Light Co.	5.690%	3/1/40	7,350	9,569
Florida Power & Light Co.	5.250%	2/1/41	19,780	24,275
Florida Power & Light Co.	4.130%	2/1/42	11,265	11,934
Florida Power & Light Co.	3.800%	12/15/42	26,975	27,390
Florida Power & Light Co.	4.050%	10/1/44	10,825	11,360
Georgia Power Co.	5.950%	2/1/39	29,827	38,360
Georgia Power Co.	5.400%	6/1/40	10,100	12,216
Georgia Power Co.	4.750%	9/1/40	18,680	20,928
Georgia Power Co.	4.300%	3/15/42	9,982	10,573
Georgia Power Co.	4.300%	3/15/43	6,588	6,986
5 John Sevier Combined Cycle Generation LLC	4.630%	1/15/42	22,780	25,662
Kentucky Utilities Co.	4.650%	11/15/43	1,000	1,130
MidAmerican Energy Co.	5.800%	10/15/36	5,000	6,431
MidAmerican Energy Co.	4.800%	9/15/43	29,300	33,742
Mississippi Power Co.	4.250%	3/15/42	2,000	2,019
National Rural Utilities Cooperative Finance
Corp.	4.020%	11/1/32	44,509	46,372
Nevada Power Co.	6.650%	4/1/36	5,830	8,055
Nevada Power Co.	5.380%	9/15/40	18,230	22,433
Nevada Power Co.	5.450%	5/15/41	23,620	29,214
Northern States Power Co.	6.200%	7/1/37	39,400	53,400
Northern States Power Co.	3.400%	8/15/42	8,945	8,530
Oglethorpe Power Corp.	5.380%	11/1/40	2,000	2,362
Oklahoma Gas & Electric Co.	6.500%	4/15/28	1,300	1,666
Oklahoma Gas & Electric Co.	4.550%	3/15/44	500	556
Pacific Gas & Electric Co.	6.050%	3/1/34	46,041	59,149
Pacific Gas & Electric Co.	5.800%	3/1/37	8,862	11,064
Pacific Gas & Electric Co.	6.350%	2/15/38	8,192	10,786
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	46,980
Pacific Gas & Electric Co.	5.400%	1/15/40	22,200	26,614
Pacific Gas & Electric Co.	4.500%	12/15/41	700	763
Pacific Gas & Electric Co.	5.130%	11/15/43	2,500	2,947
Pacific Gas & Electric Co.	4.750%	2/15/44	22,155	25,019
PacifiCorp	5.250%	6/15/35	1,301	1,546
PacifiCorp	6.100%	8/1/36	15,000	19,812
PacifiCorp	6.250%	10/15/37	7,815	10,559
PacifiCorp	6.350%	7/15/38	20,000	27,432
PacifiCorp	6.000%	1/15/39	32,446	42,616
PacifiCorp	4.100%	2/1/42	24,520	25,788
Peco Energy Co.	4.800%	10/15/43	20,305	23,737
PECO Energy Co.	4.150%	10/1/44	1,100	1,176
Potomac Electric Power Co.	6.500%	11/15/37	1,225	1,703
Potomac Electric Power Co.	7.900%	12/15/38	150	236
Potomac Electric Power Co.	4.150%	3/15/43	2,000	2,109
PPL Electric Utilities Corp.	6.250%	5/15/39	10,975	14,973
PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,515
Progress Energy Inc.	7.750%	3/1/31	4,180	5,900
PSEG Power LLC	8.630%	4/15/31	26,547	38,716
Public Service Co. of Colorado	3.600%	9/15/42	15,055	14,669
Public Service Electric & Gas Co.	3.650%	9/1/42	23,483	23,003

Public Service Electric & Gas Co.	4.000%	6/1/44	700	727
Puget Sound Energy Inc.	6.720%	6/15/36	10,000	14,036
Puget Sound Energy Inc.	6.270%	3/15/37	4,700	6,272
Puget Sound Energy Inc.	5.760%	10/1/39	1,100	1,422
Puget Sound Energy Inc.	5.800%	3/15/40	18,130	23,258
Puget Sound Energy Inc.	5.760%	7/15/40	4,520	5,820
South Carolina Electric & Gas Co.	6.630%	2/1/32	35,000	46,743
South Carolina Electric & Gas Co.	6.050%	1/15/38	10,600	13,726
South Carolina Electric & Gas Co.	5.450%	2/1/41	300	364
South Carolina Electric & Gas Co.	4.350%	2/1/42	33,287	35,129
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,705	1,873
South Carolina Electric & Gas Co.	4.500%	6/1/64	19,430	20,138
Southern California Edison Co.	6.000%	1/15/34	19,095	24,920
Southern California Edison Co.	5.950%	2/1/38	16,100	21,073
Southern California Edison Co.	6.050%	3/15/39	845	1,113
Southern California Edison Co.	4.500%	9/1/40	12,000	13,253
Southern California Edison Co.	3.900%	12/1/41	5,425	5,515
Southern California Edison Co.	4.050%	3/15/42	7,625	7,957
Southern California Edison Co.	3.900%	3/15/43	18,480	18,730
Southern California Edison Co.	4.650%	10/1/43	29,150	33,319
Southern California Edison Co.	3.600%	2/1/45	1,185	1,145
Southwestern Public Service Co.	4.500%	8/15/41	25,055	27,818
Tampa Electric Co.	6.150%	5/15/37	36,000	47,961
Tampa Electric Co.	4.100%	6/15/42	1,010	1,054
Virginia Electric & Power Co.	6.000%	5/15/37	57,330	75,215
Virginia Electric & Power Co.	6.350%	11/30/37	2,000	2,746
Virginia Electric & Power Co.	4.650%	8/15/43	1,140	1,283
Virginia Electric and Power Co.	4.450%	2/15/44	6,715	7,325
Westar Energy Inc.	4.130%	3/1/42	1,175	1,231
Westar Energy Inc.	4.630%	9/1/43	1,300	1,470
Wisconsin Public Service Corp.	4.750%	11/1/44	17,500	20,473

Natural Gas (0.2%)
Atmos Energy Corp.	4.130%	10/15/44	1,000	1,032
KeySpan Corp.	5.800%	4/1/35	7,850	9,375
Laclede Group Inc.	4.700%	8/15/44	1,900	2,029
ONE Gas Inc.	4.660%	2/1/44	700	787
Southern California Gas Co.	5.130%	11/15/40	3,922	4,737
Southern California Gas Co.	3.750%	9/15/42	11,265	11,303

				2,246,166
Total Corporate Bonds (Cost $10,561,012)				11,989,427
Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)
4 CDP Financial Inc.	5.600%	11/25/39	15,000	19,612
4 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	8,620	10,422
4 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	14,865	18,475
4 Corp. Nacional del Cobre de Chile	4.880%	11/4/44	1,000	1,037
Ecopetrol SA	5.880%	5/28/45	2,250	2,157
4 Electricite de France SA	6.950%	1/26/39	23,040	30,621
4 Electricite de France SA	5.600%	1/27/40	6,540	7,611
4 Electricite de France SA	4.880%	1/22/44	26,075	28,780
4 Electricite de France SA	6.000%	1/22/14	2,280	2,557
Export-Import Bank of Korea	3.250%	8/12/26	5,000	5,105
Federative Republic of Brazil	4.250%	1/7/25	690	684
Federative Republic of Brazil	5.000%	1/27/45	758	711
4 OCP SA	5.630%	4/25/24	275	294
5 Oriental Republic of Uruguay	5.100%	6/18/50	325	331

	Pertamina Persero PT	6.000%	5/3/42	650	650
4	Pertamina Persero PT	6.450%	5/30/44	300	321
	Petrobras Global Finance BV	5.630%	5/20/43	1,500	1,235
	Petroleos Mexicanos	5.500%	1/21/21	7,000	7,698
4	Petroleos Mexicanos	5.630%	1/23/46	1,200	1,212
	Quebec	7.500%	9/15/29	9,000	13,536
	Republic of Colombia	6.130%	1/18/41	825	970
5	Republic of Colombia	5.630%	2/26/44	138	153
5	Republic of Colombia	5.000%	6/15/45	2,060	2,094
4	Republic of Indonesia	6.630%	2/17/37	200	242
	Republic of Indonesia	6.630%	2/17/37	1,400	1,703
4	Republic of Indonesia	6.750%	1/15/44	950	1,202
	Republic of Indonesia	5.130%	1/15/45	400	414
	Republic of Kazakhstan	4.880%	10/14/44	1,230	1,156
	Republic of Peru	5.630%	11/18/50	1,150	1,391
	Republic of Poland	4.000%	1/22/24	5,000	5,437
	Republic of Romania	4.380%	8/22/23	1,000	1,061
	Republic of Turkey	6.750%	4/3/18	300	331
	Republic of Turkey	7.000%	6/5/20	3,000	3,455
	Republic of Turkey	3.250%	3/23/23	500	471
	Republic of Turkey	4.250%	4/14/26	825	800
	Republic of Turkey	4.880%	4/16/43	2,150	2,060
[4,5] Rio Oil Finance Trust Series 2014-3		6.750%	1/6/27	350	345
4	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	2,000	2,138
	Statoil ASA	5.100%	8/17/40	15,050	17,625
	Statoil ASA	4.250%	11/23/41	2,000	2,083
	Statoil ASA	3.950%	5/15/43	29,310	29,578
	Statoil ASA	4.800%	11/8/43	13,690	15,680
4	Temasek Financial I Ltd.	3.380%	7/23/42	28,355	26,431
	United Mexican States	4.750%	3/8/44	62,401	64,070
	United Mexican States	5.750%	10/12/10	2,000	2,142
Total Sovereign Bonds (Cost $314,337)					336,081
Taxable Municipal Bonds (15.5%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	1,000	1,046
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.620%	5/1/22	1,930	2,042
	American Municipal Power Ohio Inc. Revenue
	(Prairie State Energy Campus Project)	6.270%	2/15/50	53,500	66,594
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.790%	4/1/30	17,420	22,399
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.920%	4/1/40	50,115	68,281
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.260%	4/1/49	25,730	36,018
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.040%	4/1/50	13,775	20,061
	California GO	7.500%	4/1/34	26,555	39,079
	California GO	6.510%	4/1/39	9,265	10,896
	California GO	7.550%	4/1/39	55,350	85,306
	California GO	7.300%	10/1/39	109,045	159,727
	California GO	7.350%	11/1/39	3,645	5,372
	California GO	7.630%	3/1/40	30,135	46,178
	California GO	7.600%	11/1/40	74,320	116,358
	California Public Works Board Lease Revenue
	(Various Capital Projects)	8.360%	10/1/34	11,665	17,172
	Chicago IL GO	5.430%	1/1/42	1,500	1,291

Chicago IL GO	6.310%	1/1/44	1,500	1,442
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	1,000	1,245
Chicago IL O'Hare International Airport
Revenue	6.400%	1/1/40	15,710	20,811
7 Commonwealth Financing Authority
Pennsylvania Revenue	5.200%	6/1/26	19,975	22,041
Connecticut GO	5.770%	3/15/25	15,365	18,773
Dallas TX Area Rapid Transit Revenue	6.000%	12/1/44	1,740	2,332
Dallas TX Area Rapid Transit Revenue	5.020%	12/1/48	2,200	2,648
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.810%	10/1/14	2,000	2,171
Duke University North Carolina Revenue	5.850%	4/1/37	30,450	39,631
George Washington University District of
Columbia GO	4.300%	9/15/44	3,000	3,040
Georgia Municipal Electric Power Authority
Revenue	6.640%	4/1/57	39,585	51,167
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.180%	10/1/42	14,620	18,009
Houston TX GO	6.290%	3/1/32	24,190	30,246
Illinois GO	5.100%	6/1/33	193,305	192,321
Illinois Toll Highway Authority Revenue	6.180%	1/1/34	19,300	24,946
Illinois Toll Highway Authority Revenue	5.850%	12/1/34	170	217
Los Angeles CA Department of Water &
Power Revenue	5.720%	7/1/39	4,175	5,234
Los Angeles CA Department of Water &
Power Revenue	6.010%	7/1/39	11,900	15,022
Los Angeles CA Department of Water &
Power Revenue	6.570%	7/1/45	31,480	44,927
Los Angeles CA Department of Water &
Power Revenue	6.600%	7/1/50	4,155	5,992
Los Angeles CA Unified School District GO	5.760%	7/1/29	19,500	24,024
Los Angeles CA Unified School District GO	5.750%	7/1/34	10,815	13,440
Los Angeles CA Unified School District GO	6.760%	7/1/34	64,235	88,012
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.740%	6/1/39	15,100	19,024
Mississippi GO	5.540%	10/1/29	15,700	18,700
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	3.690%	2/15/47	9,000	9,238
8 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.430%	2/15/29	50,002	61,481
New Jersey Turnpike Authority Revenue	7.410%	1/1/40	52,934	78,754
New Jersey Turnpike Authority Revenue	7.100%	1/1/41	62,755	90,834
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.720%	6/15/42	12,780	16,606
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.950%	6/15/42	18,210	24,349
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.010%	6/15/42	6,980	9,392
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.280%	6/15/42	7,225	8,391
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.880%	6/15/44	32,580	43,613
New York City NY Transitional Finance
Authority Future Tax Revenue	5.510%	8/1/37	2,875	3,600
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.340%	11/15/39	66,105	99,534

	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.090%	11/15/40	5,950	7,753
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.290%	3/15/33	7,325	8,701
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.630%	3/15/39	19,595	24,264
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.600%	3/15/40	2,000	2,524
	New York State GO	5.590%	3/1/35	10,000	12,239
	North Texas Tollway Authority System
	Revenue	6.720%	1/1/49	26,971	38,953
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	12,300	14,525
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	26,456	27,068
	Oregon GO	5.890%	6/1/27	14,590	17,900
9	Oregon School Boards Association GO	4.760%	6/30/28	10,000	11,183
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	20,335	25,767
	Port Authority of New York & New Jersey
	Revenue	5.650%	11/1/40	15,250	19,046
	Port Authority of New York & New Jersey
	Revenue	5.650%	11/1/40	21,245	26,533
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	2,000	2,310
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	9,260	10,092
	Port Authority of New York & New Jersey
	Revenue	4.930%	10/1/51	42,380	48,978
	Port Authority of New York & New Jersey
	Revenue	4.460%	10/1/62	34,890	37,550
[10] President & Fellows of Harvard College
	Massachusetts GO	6.300%	10/1/37	60,993	64,195
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.840%	1/1/41	16,625	19,818
	San Antonio TX Electric & Gas Systems
	Revenue	5.990%	2/1/39	10,450	13,975
	San Antonio TX Electric & Gas Systems
	Revenue	4.430%	2/1/42	13,370	14,750
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	1,400	2,019
	Texas Transportation Commission Revenue	5.180%	4/1/30	3,690	4,409
	Texas Transportation Commission Revenue	4.630%	4/1/33	5,955	6,752
	University of California	3.930%	5/15/45	8,400	8,389
	University of California Regents General
	Revenue	4.600%	5/15/31	11,165	12,302
	University of California Regents Medical
	Center Revenue	6.550%	5/15/48	25,770	34,405
	University of California Regents Medical
	Center Revenue	6.580%	5/15/49	8,695	11,564
	University of California Revenue	5.770%	5/15/43	5,155	6,544
	University of California Revenue	4.770%	5/15/44	9,290	9,949
	University of California Revenue	4.860%	5/15/12	38,625	37,837
	University of California Revenue	4.770%	5/15/15	14,875	14,300
	University of Texas System Revenue
	Financing System Revenue	5.260%	7/1/39	11,500	14,472
	University of Texas System Revenue
	Financing System Revenue	4.790%	8/15/46	8,915	10,550

Washington GO	5.480%	8/1/39	8,890	11,117
Washington University Revenue	4.070%	10/15/44	9,000	9,692
7 Wisconsin GO	5.700%	5/1/26	23,025	27,672
Total Taxable Municipal Bonds (Cost $2,099,758)				2,479,124
			Shares
Temporary Cash Investments (4.0%)
Money Market Fund (1.0%)
[11] Vanguard Market Liquidity Fund	0.121%		156,745,446	156,745

			Face
			Amount
			($000)
Repurchase Agreements (2.4%)
Bank of America Securities, LLC
Dated 4/30/15, Repurchase Value
$10,200,000, collateralized by Federal
Farm Credit Bank 3.940%, 9/5/34, and
Federal Home Loan Bank 4.750%,
12/16/16, with a value of $10,404,000	0.110%	5/1/15	10,200	10,200
Bank of Montreal
Dated 4/30/15, Repurchase Value
$140,000,000, collateralized by U.S.
Treasury Note/Bond 0.375%-2.750%,
6/15/15-2/15/45, with a value of
$142,800,000	0.090%	5/1/15	140,000	140,000
Barclays Capital Inc.
Dated 4/30/15, Repurchase Value
$117,200,000, collateralized by U.S.
Treasury Note/Bond 0.000%-3.625%,
10/15/15-7/31/21, with a value of
$119,544,000	0.080%	5/1/15	117,200	117,200
Citigroup Global Markets Inc.
Dated 4/30/15, Repurchase Value
$52,400,000, collateralized by U.S.
Treasury Note/Bond 1.000%-1.125%,
9/30/16-5/31/19, with a value of
$53,448,000	0.100%	5/1/15	52,400	52,400
RBC Capital Markets LLC
(Dated 4/30/15, Repurchase Value
$69,300,000, collateralized by Federal
National Mortgage Assn. 2.211%-4.500%,
3/1/29-3/1/45, Federal Home Loan
Mortgage Corp. 2.500%-4.000%, 3/1/25-
10/1/44, and Government National
Mortgage Assn. 3.500%-4.500%, 10/20/43-
4/20/45, with a value of $70,686,000	0.100%	5/1/15	69,300	69,300
				389,100
U.S. Government and Agency Obligations (0.6%)
3 Federal Home Loan Bank Discount Notes	0.090%	6/19/15	100,000	99,986
Total Temporary Cash Investments (Cost $645,835)				645,831

Total Investments (99.8%) (Cost $14,101,271)			15,957,924

	Expiration Date	Contracts
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.50	5/22/15	53	(3)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00	5/22/15	52	(6)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.00	5/22/15	18	(1)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50	5/22/15	9	—
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50	5/22/15	53	(36)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00	5/22/15	52	(24)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00	5/22/15	5	(1)
Total Liability for Options Written (Premiums received $75)			(71)
Other Assets and Liabilities-Net (0.2%)[1]			30,835
Net Assets (100%)			15,988,688

1 Cash of $6,775,000 has been segregated as initial margin for open futures contracts.
2 Securities with a value of $19,181,000 have been segregated as initial margin for open cleared swap contracts.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $1,114,654,000, representing 7.0% of net assets.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Face amount denominated in euro.
7 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
8 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
10 Securities with a value of $4,199,000 have been segregated as initial margin for open futures contracts.
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	507,461	—
Corporate Bonds	—	11,988,309	1,118
Sovereign Bonds	—	336,081	—
Taxable Municipal Bonds	—	2,479,124	—
Temporary Cash Investments	156,745	489,086	—
Futures Contracts—Assets[1]	825	—	—
Futures Contracts—Liabilities[1]	(919)	—	—
Forward Currency Contracts—Assets	—	77	—
Forward Currency Contracts—Liabilities	—	(103)	—
Swap Contracts—Assets	45[1]	18,908	—
Swap Contracts—Liabilities	(405)[1]	(48)	—
Liability for Options Written	(71)	—	—
Total	156,220	15,818,895	1,118
1 Represents variation margin on the last day of the reporting period.

E. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2015	1,863	239,163	1,385
Ultra Long U.S. Treasury Bond	June 2015	1,306	214,837	(3,161)
30-Year U.S. Treasury Bond	June 2015	740	118,099	(666)
5-Year U.S. Treasury Note	June 2015	154	18,500	118
2-Year U.S. Treasury Note	June 2015	124	(14,252)	3
Euro-Bund	June 2015	(12)	(2,111)	15
Euro-Buxl	June 2015	(1)	(189)	10
				(2,296)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	5/5/15	EUR	800	USD	867	31
Goldman Sacks Bank USA	5/5/15	EUR	680	USD	720	43
Morgan Stanley Capital Services LLC	5/5/15	GBP	115	USD	174	3
Morgan Stanley Capital Services LLC	6/2/15	USD	1,974	EUR	1,790	(36)
Bank of America, N.A.	5/5/15	USD	1,527	EUR	1,409	(56)
Morgan Stanley Capital Services LLC	6/2/15	USD	174	GBP	115	(3)
BNP Paribas	5/5/15	USD	171	GBP	115	(6)
BNP Paribas	5/5/15	USD	76	EUR	70	(2)
						(26)

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX-NAIGS14V1-10Y/Baa3[2]	6/20/20	BOANA	100,000	92	1.000	1,917
CDX-NAIGS16V1-10Y/Baa3[3]	6/20/21	GSI	200,000	2,713	1.000	5,532
CDX-NAIGS19V1-10Y/Baa3[3]	12/20/22	BOANA	25,000	656	1.000	892
CDX-NAIGS19V1-10Y/Baa3[4]	12/20/22	BOANA	300,000	7,697	1.000	10,532
Federative Republic of
Brazil/Baa2	6/20/20	BOANA	2,000	107	1.000	(16)
Federative Republic of
Brazil/Baa2	6/20/20	BOANA	1,600	124	1.000	26
Mexico (United Mexican State)
/A3	6/20/20	GSCM	1,700	19	1.000	2
Mexico (United Mexican State)
/A3	6/20/20	GSCM	700	10	1.000	3

Peoples Republic of China/Aa3	6/20/20	BNPSW	8,000	(34)	1.000	(3)
Republic of Chile/Aa3	6/20/20	BNPSW	10,000	(72)	1.000	(22)
Russian Federation/Ba1	6/20/17	GSCM	400	22	1.000	4
Russian Federation/Ba1	6/20/17	GSCM	200	11	1.000	2
Republic of Turkey/Baa3	12/20/16	BNPSW	2,000	5	1.000	(2)
Republic of Turkey/Baa3	3/20/20	BOANA	500	24	1.000	(2)
			652,100			19

Credit Protection Purchased
Republic of Colombia	6/20/20	BOANA	1,000	(22)	(1.000)	(3)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
Investment Grade Corporate Credit Default Swap
2 Index-Version 14.
Investment Grade Corporate Credit Default Swap
3 Index-Version 16.
Investment Grade Corporate Credit Default Swap
4 Index-Version 19.

Centrally Cleared Credit
Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's
Rating

CDX-IG24/A2	6/20/20	ICE	401,700	(7,421)	1.000	(218)

CDX-IG24/Aa3	6/20/20	CME	645,300	(11,913)	1.000	(260)

			1,047,000			(478)
1 CME—Chicago Mercantile Exchange.
ICE—Intercontinental Exchange.

Centrally Cleared Interest Rate Swap

			Fixed	Floating
			Interest Rate	Interest Rate	Unrealized
		Notional	Received	Received	Appreciation
		Amount	(Paid)	(Paid)	(Depreciation)
Termination Date	Clearinghouse[1]	($000)	(%)	(%)	($000)
6/17/35	CME	11,800	2.250	(0.000)[2]	187

6/17/45	CME	12,900	(3.250)	0.000[2]	(136)
51
1 CME—Chicago Mercantile Exchange.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At April 30, 2015, counterparties had deposited in segregated accounts securities with a value of $8,664,000 in connection with open swap contracts.

H. At April 30, 2015, the cost of investment securities for tax purposes was $14,111,551,000. Net unrealized appreciation of investment securities for tax purposes was $1,846,373,000, consisting of unrealized gains of $1,897,689,000 on securities that had risen in value since their purchase and $51,316,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of April 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.9%)
U.S. Government Securities (1.9%)
1	United States Treasury Note/Bond	0.375%	5/31/16	170,920	171,080
	United States Treasury Note/Bond	0.875%	11/30/16	169,570	170,630
Total U.S. Government and Agency Obligations (Cost $341,450)					341,710
Asset-Backed/Commercial Mortgage-Backed Security (0.3%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. (Cost $55,570)	5.500%	4/1/23	55,636	57,027

Corporate Bonds (94.1%)
Finance (12.5%)
	Banking (2.8%)
[2,3] Credit Suisse Group AG		6.250%	12/29/49	96,200	95,238
2	HSBC Holdings plc	5.625%	12/29/49	35,775	36,573
2	HSBC Holdings plc	6.375%	12/29/49	71,525	73,671
	Royal Bank of Scotland Group plc	6.125%	12/15/22	113,600	126,083
	Royal Bank of Scotland Group plc	6.000%	12/19/23	21,835	23,943
	Royal Bank of Scotland Group plc	5.125%	5/28/24	15,710	16,246
[2,3] Societe Generale SA		6.000%	10/27/49	61,835	58,898
	UBS AG	7.625%	8/17/22	55,150	66,168

	Finance Companies (8.0%)
3	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	47,800	48,398
3	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.500%	5/15/21	57,835	60,799
3	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	5.000%	10/1/21	22,830	24,485
	Aircastle Ltd.	6.250%	12/1/19	11,530	12,712
	Aircastle Ltd.	5.125%	3/15/21	1,020	1,069
	Aircastle Ltd.	5.500%	2/15/22	25,900	27,584
	CIT Group Inc.	5.250%	3/15/18	102,005	105,575
3	CIT Group Inc.	6.625%	4/1/18	120,655	130,006
3	CIT Group Inc.	5.500%	2/15/19	78,830	82,574
	CIT Group Inc.	3.875%	2/19/19	33,380	33,046
	CIT Group Inc.	5.375%	5/15/20	98,370	103,534
	CIT Group Inc.	5.000%	8/15/22	96,680	99,580
	Homer City Generation LP	8.734%	10/1/26	121,041	123,159
	International Lease Finance Corp.	8.750%	3/15/17	20,970	23,329
	International Lease Finance Corp.	3.875%	4/15/18	38,110	39,158
	International Lease Finance Corp.	5.875%	4/1/19	46,220	50,495
	International Lease Finance Corp.	6.250%	5/15/19	70,781	78,390
	International Lease Finance Corp.	8.250%	12/15/20	51,121	62,623
	International Lease Finance Corp.	4.625%	4/15/21	29,400	31,017
	International Lease Finance Corp.	8.625%	1/15/22	29,100	37,175
	International Lease Finance Corp.	5.875%	8/15/22	2,605	2,944
	iStar Financial Inc.	4.875%	7/1/18	8,955	8,955
	iStar Financial Inc.	5.000%	7/1/19	6,190	6,213
	Navient Corp.	8.450%	6/15/18	44,100	49,227
	Navient Corp.	5.500%	1/15/19	79,080	80,464

	Navient Corp.	8.000%	3/25/20	58,325	64,887
	Navient Corp.	7.250%	1/25/22	19,145	20,485
	Navient Corp.	5.500%	1/25/23	25,175	24,357
3	Provident Funding Associates LP / PFG
	Finance Corp.	6.750%	6/15/21	8,825	8,384

	Insurance (1.2%)
3	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	71,881
	Unum Group	7.375%	6/15/32	6,295	7,402
2	Voya Financial Inc.	5.650%	5/15/53	87,753	91,812
	WellCare Health Plans Inc.	5.750%	11/15/20	49,515	52,486

	Other Finance (0.2%)
3	Argos Merger Sub Inc.	7.125%	3/15/23	37,090	38,898

	Real Estate Investment Trusts (0.3%)
	Felcor Lodging LP	5.625%	3/1/23	42,805	44,731
					2,244,654
Industrial (77.6%)
	Basic Industry (6.9%)
	AK Steel Corp.	7.625%	10/1/21	77,440	63,888
	ArcelorMittal	6.000%	8/5/20	16,015	16,856
	ArcelorMittal	6.250%	3/1/21	7,280	7,680
	ArcelorMittal	7.000%	2/25/22	18,740	20,419
[4,5] Arch Coal Inc. Bank Loan		6.250%	5/16/18	109,250	81,255
	Axiall Corp.	4.875%	5/15/23	7,245	7,299
	Cascades Inc.	7.875%	1/15/20	9,330	9,726
3	Cascades Inc.	5.500%	7/15/22	9,990	10,190
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	6,820	6,325
[3,6] Constellium NV		4.625%	5/15/21	3,745	4,062
3	Constellium NV	8.000%	1/15/23	51,375	55,421
3	Constellium NV	5.750%	5/15/24	15,447	14,868
	Eagle Spinco Inc.	4.625%	2/15/21	23,555	23,938
3	FMG Resources August 2006 Pty Ltd.	9.750%	3/1/22	6,275	6,479
3	FMG Resources August 2006 Pty Ltd.	6.875%	4/1/22	161,760	121,724
	Hexion US Finance Corp.	6.625%	4/15/20	123,010	115,322
3	Huntsman International LLC	5.125%	11/15/22	36,635	37,139
3	INEOS Finance plc	7.500%	5/1/20	63,610	67,188
[3,6] INEOS Group Holdings SA		5.750%	2/15/19	25,775	29,641
3	INEOS Group Holdings SA	5.875%	2/15/19	41,500	42,019
	Novelis Inc.	8.375%	12/15/17	40,790	42,625
	Novelis Inc.	8.750%	12/15/20	77,187	82,204
	Peabody Energy Corp.	6.000%	11/15/18	12,770	9,961
	Peabody Energy Corp.	6.500%	9/15/20	3,880	2,425
	Peabody Energy Corp.	6.250%	11/15/21	8,060	4,937
3	Peabody Energy Corp.	10.000%	3/15/22	48,400	40,898
	Peabody Energy Corp.	7.875%	11/1/26	48,672	29,325
3	Steel Dynamics Inc.	5.125%	10/1/21	41,770	42,292
3	Steel Dynamics Inc.	5.500%	10/1/24	37,825	39,149
	United States Steel Corp.	7.375%	4/1/20	37,839	39,636
	United States Steel Corp.	6.875%	4/1/21	33,676	33,929
	United States Steel Corp.	6.650%	6/1/37	13,760	12,659
[3,6] VWR Funding Inc.		4.625%	4/15/22	81,641	90,451
[3,6] VWR Funding Inc.		4.625%	4/15/22	31,275	34,650

Capital Goods (6.1%)
3 Ardagh Packaging Finance plc	9.125%	10/15/20	24,775	26,602
3 Ashtead Capital Inc.	6.500%	7/15/22	28,180	30,293
3 BlueLine Rental Finance Corp.	7.000%	2/1/19	10,167	10,472
3 Building Materials Corp. of America	6.750%	5/1/21	67,904	71,893
3 Building Materials Corp. of America	5.375%	11/15/24	36,177	37,172
Case New Holland Inc.	7.875%	12/1/17	91,500	101,107
3 Cemex Finance LLC	6.000%	4/1/24	17,210	17,623
3 Cemex SAB de CV	6.125%	5/5/25	108,600	111,315
Clean Harbors Inc.	5.250%	8/1/20	62,913	65,036
Clean Harbors Inc.	5.125%	6/1/21	40,024	41,025
CNH Industrial Capital LLC	6.250%	11/1/16	43,785	45,865
CNH Industrial Capital LLC	3.625%	4/15/18	34,260	34,303
3 CNH Industrial Capital LLC	3.375%	7/15/19	8,988	8,842
Crown Americas LLC / Crown Americas
Capital Corp. III	6.250%	2/1/21	38,900	40,894
3 HD Supply Inc.	5.250%	12/15/21	38,735	40,381
Huntington Ingalls Industries Inc.	7.125%	3/15/21	43,475	46,464
Masco Corp.	6.625%	4/15/18	3,895	4,285
Masco Corp.	7.125%	3/15/20	59,416	69,517
Masco Corp.	7.750%	8/1/29	16,486	19,618
Masco Corp.	6.500%	8/15/32	5,880	6,321
Owens Corning	9.000%	6/15/19	4,142	5,008
Owens Corning	7.000%	12/1/36	5,380	6,437
3 Rexel SA	5.250%	6/15/20	5,130	5,361
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	28,075	29,303
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	38,716	40,797
United Rentals Inc.	4.625%	7/15/23	12,015	12,210
United Rentals North America Inc.	7.375%	5/15/20	63,402	68,633
United Rentals North America Inc.	8.250%	2/1/21	1,647	1,785
United Rentals North America Inc.	7.625%	4/15/22	40,245	44,521
United Rentals North America Inc.	6.125%	6/15/23	11,580	12,188
United Rentals North America Inc.	5.500%	7/15/25	15,370	15,620
3 USG Corp.	5.500%	3/1/25	5,945	6,235
Vulcan Materials Co.	7.150%	11/30/37	7,270	8,288

Communication (24.0%)
3 Altice Financing SA	6.625%	2/15/23	24,571	25,370
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.000%	1/15/19	13,281	13,779
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	8,380	8,485
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	18,025	18,814
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	12,635	12,572
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	13,406	13,272
3 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	97,010	95,797
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	33,450	33,868
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	4,855	4,916
3 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	79,205	78,413

3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.875%	5/1/27	24,255	24,012
3	Cequel Communications Holdings I LLC /
	Cequel Capital Corp.	5.125%	12/15/21	59,340	59,637
	Crown Castle International Corp.	4.875%	4/15/22	39,480	41,158
	CSC Holdings LLC	7.875%	2/15/18	27,180	30,645
	CSC Holdings LLC	7.625%	7/15/18	79,045	89,321
	CSC Holdings LLC	8.625%	2/15/19	10,520	12,230
	CSC Holdings LLC	6.750%	11/15/21	20,914	23,737
	DISH DBS Corp.	7.875%	9/1/19	11,685	13,175
	DISH DBS Corp.	6.750%	6/1/21	150,560	160,346
	DISH DBS Corp.	5.875%	7/15/22	94,575	95,284
	DISH DBS Corp.	5.000%	3/15/23	15,135	14,378
	DISH DBS Corp.	5.875%	11/15/24	8,045	7,904
	Embarq Corp.	7.995%	6/1/36	23,035	27,341
	Gannett Co. Inc.	5.125%	10/15/19	16,530	17,356
	Gannett Co. Inc.	5.125%	7/15/20	64,680	68,076
3	Gannett Co. Inc.	4.875%	9/15/21	4,115	4,218
	Gannett Co. Inc.	6.375%	10/15/23	48,800	52,704
3	Gannett Co. Inc.	5.500%	9/15/24	2,315	2,408
	Hughes Satellite Systems Corp.	6.500%	6/15/19	91,086	99,967
	IAC/InterActiveCorp	4.875%	11/30/18	19,725	20,415
	IAC/InterActiveCorp	4.750%	12/15/22	17,085	17,170
3	Inmarsat Finance plc	4.875%	5/15/22	34,230	34,230
	Intelsat Jackson Holdings SA	7.250%	4/1/19	85,330	88,317
	Intelsat Jackson Holdings SA	7.250%	10/15/20	164,947	169,895
	Intelsat Jackson Holdings SA	7.500%	4/1/21	53,900	55,989
	Intelsat Jackson Holdings SA	5.500%	8/1/23	61,350	58,589
	Lamar Media Corp.	5.875%	2/1/22	17,195	18,141
	Lamar Media Corp.	5.000%	5/1/23	33,940	34,746
	Level 3 Escrow II Inc.	5.375%	8/15/22	75,480	77,178
	Level 3 Financing Inc.	6.125%	1/15/21	4,395	4,653
3	Level 3 Financing Inc.	5.625%	2/1/23	26,620	27,285
3	Level 3 Financing Inc.	5.125%	5/1/23	36,380	36,289
3	Level 3 Financing Inc.	5.375%	5/1/25	36,380	36,335
[4,5] Level 3 Financing, Inc. Bank Loan		4.000%	1/15/20	40,855	40,974
	Liberty Interactive LLC	8.500%	7/15/29	34,473	38,610
	Liberty Interactive LLC	8.250%	2/1/30	114,203	126,194
[3,6] Matterhorn Telecom SA		3.875%	5/1/22	42,691	47,154
[3,6] Matterhorn Telecom SA		4.875%	5/1/22	21,426	23,663
	MetroPCS Wireless Inc.	6.625%	11/15/20	75,800	79,400
	National CineMedia LLC	6.000%	4/15/22	32,455	33,591
3	NBCUniversal Enterprise Inc.	5.250%	3/29/49	62,790	66,702
3	Netflix Inc.	5.875%	2/15/25	54,935	58,437
3	Nielsen Finance LLC / Nielsen Finance Co.	5.000%	4/15/22	128,155	128,796
3	Numericable Group SA	4.875%	5/15/19	30,785	31,054
3	Numericable Group SA	6.000%	5/15/22	37,955	38,790
	Quebecor Media Inc.	5.750%	1/15/23	81,310	84,955
	Qwest Corp.	6.875%	9/15/33	29,607	29,866
	SBA Communications Corp.	5.625%	10/1/19	37,650	39,580
3	SBA Communications Corp.	4.875%	7/15/22	48,275	47,672
	SBA Telecommunications Inc.	5.750%	7/15/20	33,911	35,395
3	Sirius XM Radio Inc.	4.250%	5/15/20	8,595	8,563
3	Sirius XM Radio Inc.	4.625%	5/15/23	11,110	10,763
3	Softbank Corp.	4.500%	4/15/20	159,095	162,874
	Sprint Corp.	7.250%	9/15/21	95,745	95,865
	Sprint Corp.	7.875%	9/15/23	69,035	69,380
	Sprint Corp.	7.125%	6/15/24	24,340	23,610

3	Sprint Nextel Corp.	9.000%	11/15/18	92,545	105,617
3	Sprint Nextel Corp.	7.000%	3/1/20	135,830	150,092
	T-Mobile USA Inc.	5.250%	9/1/18	13,725	14,188
	T-Mobile USA Inc.	6.464%	4/28/19	41,835	43,247
	T-Mobile USA Inc.	6.633%	4/28/21	71,475	75,495
	T-Mobile USA Inc.	6.125%	1/15/22	10,000	10,313
	T-Mobile USA Inc.	6.731%	4/28/22	51,165	53,915
	T-Mobile USA Inc.	6.836%	4/28/23	4,943	5,233
	T-Mobile USA Inc.	6.500%	1/15/24	4,345	4,524
[4,5] Tribune Company Bank Loan		4.000%	12/27/20	108,352	108,758
3	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	31,060	32,458
3	Univision Communications Inc.	5.125%	2/15/25	126,080	127,183
3	UPCB Finance V Ltd.	7.250%	11/15/21	40,995	44,480
3	UPCB Finance VI Ltd.	6.875%	1/15/22	32,036	34,599
	Videotron Ltd.	9.125%	4/15/18	2,599	2,644
	Videotron Ltd.	5.000%	7/15/22	85,064	87,829
3	Videotron Ltd.	5.375%	6/15/24	7,178	7,481
3	Virgin Media Secured Finance plc	5.375%	4/15/21	42,489	44,348
3	Wind Acquisition Finance SA	4.750%	7/15/20	67,250	67,124
	Zayo Group LLC / Zayo Capital Inc.	10.125%	7/1/20	30,004	34,017
3	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	104,300	104,561

	Consumer Cyclical (8.7%)
3	Activision Blizzard Inc.	5.625%	9/15/21	48,038	51,341
3	Activision Blizzard Inc.	6.125%	9/15/23	48,570	53,488
	ADT Corp.	5.250%	3/15/20	10,000	10,562
	ADT Corp.	6.250%	10/15/21	68,835	74,342
3	Carlson Travel Holdings Inc.	7.500%	8/15/19	25,375	25,724
3	Carlson Wagonlit BV	6.875%	6/15/19	76,610	80,536
3	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp.	5.375%	6/1/24	25,675	26,606
	Chrysler Group LLC / CG Co-Issuer Inc.	8.250%	6/15/21	64,265	71,013
	Dana Holding Corp.	5.375%	9/15/21	16,781	17,431
[4,5] Delta Alpha Topco Bank Loan		7.750%	7/29/22	51,730	51,816
3	Family Tree Escrow LLC	5.250%	3/1/20	7,405	7,766
3	Family Tree Escrow LLC	5.750%	3/1/23	47,970	50,368
	General Motors Financial Co. Inc.	4.750%	8/15/17	97,350	102,704
	General Motors Financial Co. Inc.	3.250%	5/15/18	13,040	13,366
	General Motors Financial Co. Inc.	6.750%	6/1/18	43,795	49,379
	General Motors Financial Co. Inc.	4.250%	5/15/23	14,530	14,966
3	Group 1 Automotive Inc.	5.000%	6/1/22	19,380	19,477
[4,5] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	4,079	4,092
[4,5] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	21,752	21,822
[4,5] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	2,719	2,728
[4,5] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	14,501	14,548
[4,5] Ion Media Networks Bank Loan		4.750%	12/18/20	45,274	45,331
	KB Home	4.750%	5/15/19	25,825	25,631
	KB Home	8.000%	3/15/20	3,920	4,332
	KB Home	7.000%	12/15/21	5,000	5,219
	KB Home	7.500%	9/15/22	6,935	7,273
	KB Home	7.625%	5/15/23	41,775	43,550
	L Brands Inc.	7.000%	5/1/20	22,210	25,653
	L Brands Inc.	6.625%	4/1/21	42,435	48,482
	L Brands Inc.	5.625%	2/15/22	14,385	15,716
[4,5] La Quinta Intermediate Holdings LLC Bank
	Loan	4.000%	4/14/21	58,291	58,455
	Neiman Marcus Group Inc.	7.125%	6/1/28	64,195	66,121

3	Netflix Inc.	5.500%	2/15/22	28,635	30,138
	Penske Automotive Group Inc.	5.750%	10/1/22	8,075	8,539
	Penske Automotive Group Inc.	5.375%	12/1/24	11,925	12,372
3	Realogy Group LLC	7.625%	1/15/20	57,160	61,018
	Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	44,399	46,952
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	22,170	23,556
	Service Corp. International	7.625%	10/1/18	35,040	40,427
	Service Corp. International	5.375%	1/15/22	27,630	29,288
3	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	14,550	14,950
3	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	14,550	14,914
	Sonic Automotive Inc.	7.000%	7/15/22	970	1,051
	Sonic Automotive Inc.	5.000%	5/15/23	8,780	8,714
	Tenneco Inc.	6.875%	12/15/20	29,075	30,819
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	49,010	49,990
3	ZF North America Capital Inc.	4.500%	4/29/22	15,355	15,413
3	ZF North America Capital Inc.	4.750%	4/29/25	61,220	61,297

	Consumer Noncyclical (11.9%)
	Amsurg Corp.	5.625%	7/15/22	81,010	82,428
	ARAMARK Corp.	5.750%	3/15/20	47,640	49,724
3	Capsugel SA	7.000%	5/15/19	46,650	47,583
	CHS/Community Health Systems Inc.	5.125%	8/15/18	54,960	56,678
	CHS/Community Health Systems Inc.	7.125%	7/15/20	33,665	36,022
	CHS/Community Health Systems Inc.	5.125%	8/1/21	15,235	15,806
	CHS/Community Health Systems Inc.	6.875%	2/1/22	149,325	159,031
3	Endo Finance LLC / Endo Finco Inc.	6.000%	2/1/25	35,320	36,291
3	Envision Healthcare Corp.	5.125%	7/1/22	86,215	88,801
	ExamWorks Group Inc.	5.625%	4/15/23	14,550	15,077
3	Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	38,265	41,900
3	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	44,830	49,089
3	Grifols Worldwide Operations Ltd.	5.250%	4/1/22	34,184	34,953
	HCA Holdings Inc.	6.250%	2/15/21	27,980	30,568
	HCA Inc.	3.750%	3/15/19	17,860	18,329
	HCA Inc.	6.500%	2/15/20	127,050	145,155
	HCA Inc.	5.875%	3/15/22	60,405	67,578
	HCA Inc.	4.750%	5/1/23	72,500	76,125
	HCA Inc.	5.875%	5/1/23	10,000	10,800
	HCA Inc.	5.375%	2/1/25	15,875	16,669
	HCA Inc.	7.690%	6/15/25	4,510	5,187
3	Hypermarcas SA	6.500%	4/20/21	66,837	69,987
3	IMS Health Inc.	6.000%	11/1/20	93,781	97,532
	Kinetic Concepts Inc / KCI USA Inc	10.500%	11/1/18	70,000	75,425
[4,5] Lands' End, Inc. Bank Loan		4.250%	3/12/21	91,344	89,898
	LifePoint Hospitals Inc.	5.500%	12/1/21	17,661	18,566
3	MPH Acquisition Holdings LLC	6.625%	4/1/22	42,100	44,205
[4,5] MPH Acquisition Holdings LLC Bank Loan		3.750%	3/31/21	34,979	34,952
	Party City Holdings Inc.	8.875%	8/1/20	105,350	114,305
3	Salix Pharmaceuticals Ltd.	6.500%	1/15/21	45,239	51,346
	Tenet Healthcare Corp.	6.250%	11/1/18	40,210	43,628
3	Tenet Healthcare Corp.	5.000%	3/1/19	43,950	43,730
3	Tenet Healthcare Corp.	5.500%	3/1/19	24,215	24,518
	Tenet Healthcare Corp.	4.750%	6/1/20	16,875	17,170
	Tenet Healthcare Corp.	4.500%	4/1/21	42,147	42,042
	Tenet Healthcare Corp.	4.375%	10/1/21	106,480	105,149
	Tenet Healthcare Corp.	8.125%	4/1/22	45,105	49,334
[4,5] US Foods Inc. Bank Loan		4.500%	3/31/17	45,854	45,988

3	VRX Escrow Corp.	6.125%	4/15/25	89,550	92,684

	Energy (9.6%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	6.750%	5/20/20	25,965	27,458
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	7.000%	5/20/22	47,695	51,391
	Antero Resources Corp.	5.375%	11/1/21	22,785	23,013
	Antero Resources Corp.	5.125%	12/1/22	53,185	53,185
3	Antero Resources Corp.	5.625%	6/1/23	14,830	15,201
	Chesapeake Energy Corp.	6.625%	8/15/20	34,575	35,612
	Chesapeake Energy Corp.	6.125%	2/15/21	1,455	1,462
	Chesapeake Energy Corp.	4.875%	4/15/22	11,561	10,694
	Concho Resources Inc.	7.000%	1/15/21	15,256	16,019
	Concho Resources Inc.	6.500%	1/15/22	19,940	20,987
	Concho Resources Inc.	5.500%	10/1/22	85,170	86,767
3	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance Corp.	6.250%	4/1/23	37,610	38,926
	DCP Midstream Operating LP	4.950%	4/1/22	36,074	35,680
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	23,503
[4,5] Energy Future Intermediate Holding Company
	LLC Bank Loan	4.250%	6/6/16	14,500	14,579
	Energy Transfer Equity LP	7.500%	10/15/20	76,385	86,315
	EP Energy LLC / Everest Acquisition Finance
	Inc.	6.875%	5/1/19	18,015	18,646
	EP Energy LLC / Everest Acquisition Finance
	Inc.	9.375%	5/1/20	75,787	81,092
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	73,031	74,127
	Harvest Operations Corp.	6.875%	10/1/17	75,600	69,930
	Kinder Morgan Inc.	6.500%	9/15/20	28,700	33,634
3	Kinder Morgan Inc.	5.625%	11/15/23	22,310	24,638
	Kinder Morgan Inc.	7.750%	1/15/32	26,290	31,895
	Laredo Petroleum Inc.	5.625%	1/15/22	49,750	49,999
	Laredo Petroleum Inc.	7.375%	5/1/22	16,490	17,562
	Laredo Petroleum Inc.	6.250%	3/15/23	55,075	56,865
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.500%	8/15/21	8,533	8,938
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.250%	6/15/22	26,425	28,011
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	4.875%	12/1/24	43,935	45,802
3	Matador Resources Co.	6.875%	4/15/23	22,670	23,293
3	MEG Energy Corp.	6.500%	3/15/21	16,537	16,413
3	MEG Energy Corp.	6.375%	1/30/23	30,650	29,960
3	MEG Energy Corp.	7.000%	3/31/24	51,963	51,573
	Newfield Exploration Co.	5.750%	1/30/22	10,890	11,516
	Newfield Exploration Co.	5.625%	7/1/24	13,045	13,860
3	Paragon Offshore plc	6.750%	7/15/22	31,630	13,047
3	Paragon Offshore plc	7.250%	8/15/24	22,570	9,423
	QEP Resources Inc.	6.800%	3/1/20	7,370	7,637
	QEP Resources Inc.	6.875%	3/1/21	15,540	16,628
	QEP Resources Inc.	5.375%	10/1/22	7,620	7,696
	QEP Resources Inc.	5.250%	5/1/23	4,855	4,879
	Range Resources Corp.	6.750%	8/1/20	13,580	14,157
	Range Resources Corp.	5.750%	6/1/21	44,365	46,251
	Range Resources Corp.	5.000%	8/15/22	16,325	16,488
3	Rice Energy Inc.	7.250%	5/1/23	21,365	22,220
	Rosetta Resources Inc.	5.625%	5/1/21	9,665	9,677

	Rosetta Resources Inc.	5.875%	6/1/22	51,885	51,950
	Rosetta Resources Inc.	5.875%	6/1/24	10,195	10,182
3	Seadrill Ltd.	6.125%	9/15/17	71,195	63,364
3	SM Energy Co.	6.125%	11/15/22	22,705	23,840
3	Southern Star Central Corp.	5.125%	7/15/22	14,790	15,382
	Tesoro Corp.	5.125%	4/1/24	31,790	32,982
3	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	5,220	5,533
3	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.250%	10/15/22	35,901	38,100
	WPX Energy Inc.	6.000%	1/15/22	29,315	28,875
	WPX Energy Inc.	5.250%	9/15/24	61,930	57,285

	Technology (9.2%)
3	Alcatel-Lucent USA Inc.	4.625%	7/1/17	10,000	10,375
3	Alcatel-Lucent USA Inc.	6.750%	11/15/20	15,210	16,427
3	Audatex North America Inc.	6.000%	6/15/21	78,106	81,230
3	Audatex North America Inc.	6.125%	11/1/23	30,295	31,734
[4,5] Avago Technologies Limited Bank Loan		3.750%	5/6/21	162	163
[4,5] Avago Technologies Limited Bank Loan		3.750%	5/6/21	55,751	55,985
	CDW LLC / CDW Finance Corp.	6.000%	8/15/22	118,945	128,758
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	23,480	24,214
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	15,155	16,159
	Equinix Inc.	4.875%	4/1/20	9,545	9,879
	Equinix Inc.	5.375%	4/1/23	20,864	21,646
3	First Data Corp.	7.375%	6/15/19	53,405	55,608
3	First Data Corp.	8.875%	8/15/20	16,299	17,297
3	First Data Corp.	6.750%	11/1/20	35,065	37,344
3	First Data Corp.	8.250%	1/15/21	113,800	121,624
	First Data Corp.	11.250%	1/15/21	9,927	11,217
	First Data Corp.	12.625%	1/15/21	49,375	58,201
	First Data Corp.	11.750%	8/15/21	15,725	18,084
[4,5] First Data Corp. Bank Loan		3.682%	3/23/18	73,433	73,540
	Flextronics International Ltd.	4.625%	2/15/20	22,975	24,066
	Flextronics International Ltd.	5.000%	2/15/23	32,120	34,288
3	Freescale Semiconductor Inc.	5.000%	5/15/21	36,815	38,748
3	Freescale Semiconductor Inc.	6.000%	1/15/22	22,130	23,956
[4,5] Freescale Semiconductor Inc. Bank Loan		4.250%	3/1/20	99,723	100,066
[4,5] Infor (US) Inc. Bank Loan		3.750%	4/5/18	18,845	18,792
3	Infor Software Parent LLC	7.125%	5/1/21	17,470	17,601
3	Infor US Inc.	6.500%	5/15/22	106,715	109,650
[3,7] Iron Mountain Europe plc		6.125%	9/15/22	24,430	39,521
	Iron Mountain Inc.	5.750%	8/15/24	22,675	23,582
	NCR Corp.	4.625%	2/15/21	62,314	62,002
3	NXP BV / NXP Funding LLC	3.750%	6/1/18	37,440	38,329
3	NXP BV / NXP Funding LLC	5.750%	3/15/23	8,635	9,239
3	Open Text Corp.	5.625%	1/15/23	30,770	32,001
3	Sensata Technologies BV	5.625%	11/1/24	2,395	2,563
3	Sensata Technologies BV	5.000%	10/1/25	48,515	50,092
	SunGard Data Systems Inc.	7.375%	11/15/18	26,097	27,141
	SunGard Data Systems Inc.	6.625%	11/1/19	108,115	112,710
	SunGard Data Systems Inc.	7.625%	11/15/20	98,546	104,212

	Transportation (1.2%)
3	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.125%	6/1/22	26,270	26,598
2	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	18,631	19,888

Hertz Corp.	4.250%	4/1/18	12,745	12,889
Hertz Corp.	6.750%	4/15/19	82,360	84,831
Hertz Corp.	5.875%	10/15/20	4,565	4,656
Hertz Corp.	7.375%	1/15/21	60,490	63,212
				13,938,192
Utilities (4.0%)
Electric (4.0%)
AES Corp.	8.000%	6/1/20	19,980	23,277
AES Corp.	4.875%	5/15/23	25,000	24,437
AES Corp.	5.500%	3/15/24	110,885	111,024
3 Calpine Corp.	6.000%	1/15/22	16,165	17,216
Calpine Corp.	5.375%	1/15/23	34,775	35,079
3 Calpine Corp.	5.875%	1/15/24	9,230	9,864
Calpine Corp.	5.750%	1/15/25	109,915	110,465
DPL Inc.	7.250%	10/15/21	102,130	110,556
3 Dynegy Inc.	7.375%	11/1/22	48,070	51,194
Dynegy Inc.	5.875%	6/1/23	36,790	36,514
3 Dynegy Inc.	7.625%	11/1/24	17,690	19,017
GenOn Energy Inc.	7.875%	6/15/17	19,175	19,319
GenOn Energy Inc.	9.500%	10/15/18	54,525	56,979
GenOn Energy Inc.	9.875%	10/15/20	24,755	25,621
NRG Energy Inc.	7.875%	5/15/21	5,810	6,246
NRG Energy Inc.	6.250%	7/15/22	34,505	35,971
NRG Energy Inc.	6.625%	3/15/23	10,000	10,525
NRG Energy Inc.	6.250%	5/1/24	19,415	19,852
				723,156
Total Corporate Bonds (Cost $16,482,572)				16,906,002
			Shares
Preferred Stocks (1.2%)
GMAC Capital Trust I Pfd.	8.125%		4,743,200	124,557
Hartford Financial Services Group Inc. Pfd.	7.875%		2,944,300	91,656
Citigroup Capital XIII Pfd.	7.875%		275,250	7,126
Total Preferred Stocks (Cost $204,781)				223,339
Other (0.0%)
MediaNews Group Inc. Warrants Exp. 03/19/2017 (Cost $27,348)			73,622	36
			Face
			Amount
			($000)
Temporary Cash Investments (1.3%)
Repurchase Agreements (1.3%)
Bank of America Securities, LLC
(Dated 4/30/15, Repurchase Value
$66,600,000, collateralized by Federal
National Mortgage Assn. 0.000%-2.350%,
4/28/28-5/15/30, with a value of
$67,932,000)	0.110%	5/1/15	66,600	66,600
Bank of Montreal
(Dated 4/30/15, Repurchase Value
$40,000,000, collateralized by U.S.
Treasury Note/Bond 0.000%-9.125%,
2/4/16-8/15/40, with a value of
$40,800,000)	0.090%	5/1/15	40,000	40,000

Bank of Montreal
(Dated 4/30/15, Repurchase Value
$50,000,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%-
4.500%, 1/1/34-2/1/45, and Federal
National Mortgage Assn. 2.000%-4.500%,
6/1/23-3/1/45, and U.S. Treasury
Note/Bond 7.625%, 11/15/22, with a value
of $51,000,000)	0.100%	5/1/15	50,000	50,000
RBC Capital Markets LLC
(Dated 4/30/15, Repurchase Value
$34,700,000, collateralized by Government
National Mortgage Assn. 3.500%-4.500%,
10/20/43-4/20/45, Federal Home Loan
Mortgage Corp. 4.000%, 6/1/26-4/1/45, and
Federal National Mortgage Assn. 2.500%-
5.500%, 8/1/20-5/1/42, with a value of
$35,394,000)	0.100%	5/1/15	34,700	34,700
TD Securities (USA)
(Dated 4/30/15, Repurchase Value
$38,000,000, collateralized by Federal
National Mortgage Assn. 3.000%-5.500%,
12/31/22-1/1/45, and U.S. Treasury
Note/Bond 1.750%, 3/31/22, with a value of
$38,760,000)	0.110%	5/1/15	38,000	38,000

				229,300
Total Temporary Cash Investments (Cost $229,300)				229,300
Total Investments (98.8%) (Cost $17,341,021)				17,757,414
Other Assets and Liabilities-Net (1.2%)				220,761
Net Assets (100%)				17,978,175

1 Securities with a value of $5,170,000 have been segregated as collateral for open forward currency contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $5,872,122,000, representing 32.7% of net assets.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At April 30, 2015, the aggregate value of these securities was $863,742,000, representing 4.8% of net assets.
5 Adjustable-rate security.
6 Face amount denominated in euro.
7 Face amount denominated in British pounds.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	341,710	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	57,027	—
Corporate Bonds	—	16,906,002	—
Preferred Stocks	—	223,339	—
Other	—	—	36
Temporary Cash Investments	—	229,300	—
Forward Currency Contracts—Liabilities	—	(9,124)	—
Total	—	17,748,254	36

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	5/29/15	USD	155,888	EUR	143,361	(5,146)
UBS AG	6/17/15	USD	62,661	EUR	58,595	(3,175)
Goldman Sachs Bank USA	5/29/15	USD	37,586	GBP	25,014	(803)
						(9,124)

EUR—Euro. GBP—British pound. USD—U.S. dollar.

F. At April 30, 2015, the cost of investment securities for tax purposes was $17,341,021,000. Net unrealized appreciation of investment securities for tax purposes was $416,393,000, consisting of unrealized gains of $652,861,000 on securities that had risen in value since their purchase and $236,468,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of April 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (103.1%)
U.S. Government Securities (98.5%)
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/45	27,000	27,073
United States Treasury Note/Bond	0.250%	4/15/16	83,000	83,013
United States Treasury Note/Bond	2.625%	4/30/16	31,000	31,722
United States Treasury Note/Bond	1.750%	5/31/16	53,000	53,828
United States Treasury Note/Bond	3.250%	5/31/16	44,000	45,396
United States Treasury Note/Bond	0.500%	6/15/16	73,000	73,148
United States Treasury Note/Bond	0.500%	6/30/16	43,000	43,087
United States Treasury Note/Bond	1.500%	6/30/16	56,000	56,753
United States Treasury Note/Bond	0.625%	7/15/16	100,000	100,312
United States Treasury Note/Bond	0.500%	7/31/16	66,000	66,114
United States Treasury Note/Bond	1.500%	7/31/16	72,000	73,012
United States Treasury Note/Bond	3.250%	7/31/16	32,300	33,451
United States Treasury Note/Bond	0.625%	8/15/16	56,000	56,166
United States Treasury Note/Bond	4.875%	8/15/16	37,000	39,145
United States Treasury Note/Bond	0.500%	8/31/16	68,000	68,096
United States Treasury Note/Bond	1.000%	8/31/16	120,000	120,956
United States Treasury Note/Bond	3.000%	8/31/16	51,000	52,769
United States Treasury Note/Bond	0.875%	9/15/16	77,000	77,481
United States Treasury Note/Bond	0.500%	9/30/16	82,000	82,089
United States Treasury Note/Bond	1.000%	9/30/16	91,000	91,753
United States Treasury Note/Bond	3.000%	9/30/16	54,000	55,957
United States Treasury Note/Bond	0.625%	10/15/16	68,000	68,191
United States Treasury Note/Bond	0.375%	10/31/16	55,000	54,940
United States Treasury Note/Bond	1.000%	10/31/16	77,000	77,638
United States Treasury Note/Bond	3.125%	10/31/16	76,000	79,028
United States Treasury Note/Bond	0.625%	11/15/16	139,000	139,325
United States Treasury Note/Bond	4.625%	11/15/16	63,000	67,026
United States Treasury Note/Bond	7.500%	11/15/16	20,000	22,147
United States Treasury Note/Bond	0.500%	11/30/16	150,000	150,070
United States Treasury Note/Bond	0.875%	11/30/16	115,000	115,719
United States Treasury Note/Bond	0.625%	12/15/16	140,000	140,307
United States Treasury Note/Bond	0.625%	12/31/16	75,000	75,164
United States Treasury Note/Bond	0.875%	12/31/16	140,000	140,897
United States Treasury Note/Bond	3.250%	12/31/16	51,000	53,319
United States Treasury Note/Bond	0.750%	1/15/17	125,000	125,507
United States Treasury Note/Bond	0.500%	1/31/17	90,000	89,972
United States Treasury Note/Bond	0.875%	1/31/17	110,000	110,670
United States Treasury Note/Bond	0.625%	2/15/17	62,000	62,097
United States Treasury Note/Bond	4.625%	2/15/17	35,000	37,548
United States Treasury Note/Bond	0.500%	2/28/17	70,000	69,957
United States Treasury Note/Bond	0.875%	2/28/17	86,000	86,511
United States Treasury Note/Bond	3.000%	2/28/17	50,000	52,226
United States Treasury Note/Bond	0.750%	3/15/17	75,000	75,281
United States Treasury Note/Bond	0.500%	3/31/17	97,000	96,894
United States Treasury Note/Bond	1.000%	3/31/17	48,000	48,397
United States Treasury Note/Bond	3.250%	3/31/17	9,000	9,457
United States Treasury Note/Bond	0.875%	4/15/17	90,000	90,520
United States Treasury Note/Bond	0.500%	4/30/17	150,000	149,766

United States Treasury Note/Bond	0.875%	4/30/17	80,000	80,450
United States Treasury Note/Bond	3.125%	4/30/17	80,000	84,000
United States Treasury Note/Bond	0.875%	5/15/17	45,000	45,239
United States Treasury Note/Bond	0.625%	5/31/17	55,000	54,991
United States Treasury Note/Bond	0.875%	6/15/17	76,000	76,380
United States Treasury Note/Bond	0.750%	6/30/17	75,000	75,141
United States Treasury Note/Bond	2.500%	6/30/17	40,000	41,581
United States Treasury Note/Bond	0.875%	7/15/17	62,000	62,272
United States Treasury Note/Bond	0.500%	7/31/17	50,000	49,789
United States Treasury Note/Bond	2.375%	7/31/17	61,000	63,306
United States Treasury Note/Bond	0.875%	8/15/17	67,000	67,262
United States Treasury Note/Bond	4.750%	8/15/17	12,000	13,106
United States Treasury Note/Bond	0.625%	8/31/17	16,000	15,960
United States Treasury Note/Bond	1.875%	8/31/17	11,500	11,809
United States Treasury Note/Bond	1.000%	9/15/17	72,000	72,462
United States Treasury Note/Bond	0.625%	9/30/17	54,000	53,840
United States Treasury Note/Bond	1.875%	9/30/17	60,000	61,631
United States Treasury Note/Bond	0.875%	10/15/17	67,000	67,188
United States Treasury Note/Bond	0.750%	10/31/17	63,000	62,961
United States Treasury Note/Bond	1.875%	10/31/17	25,000	25,684
United States Treasury Note/Bond	0.625%	11/30/17	96,000	95,565
United States Treasury Note/Bond	1.000%	12/15/17	91,000	91,427
United States Treasury Note/Bond	0.750%	12/31/17	69,000	68,870
United States Treasury Note/Bond	2.750%	12/31/17	75,000	78,820
United States Treasury Note/Bond	0.875%	1/15/18	8,000	8,008
United States Treasury Note/Bond	0.875%	1/31/18	51,000	51,032
United States Treasury Note/Bond	1.000%	2/15/18	105,000	105,394
United States Treasury Note/Bond	3.500%	2/15/18	9,000	9,655
United States Treasury Note/Bond	0.750%	2/28/18	80,000	79,700
United States Treasury Note/Bond	2.750%	2/28/18	52,000	54,730
United States Treasury Note/Bond	1.000%	3/15/18	55,000	55,172
United States Treasury Note/Bond	0.750%	3/31/18	55,000	54,759
United States Treasury Note/Bond	2.875%	3/31/18	50,000	52,828
United States Treasury Note/Bond	0.750%	4/15/18	272,000	270,768
United States Treasury Note/Bond	0.625%	4/30/18	26,000	25,773
United States Treasury Note/Bond	1.000%	5/31/18	93,000	93,116
United States Treasury Note/Bond	2.375%	5/31/18	10,000	10,431
United States Treasury Note/Bond	1.375%	6/30/18	9,817	9,937
United States Treasury Note/Bond	2.375%	6/30/18	32,000	33,380
United States Treasury Note/Bond	1.375%	7/31/18	12,000	12,137
United States Treasury Note/Bond	2.250%	7/31/18	7,000	7,278
United States Treasury Note/Bond	1.500%	8/31/18	35,000	35,519
1 United States Treasury Note/Bond	1.250%	10/31/18	56,000	56,297
United States Treasury Note/Bond	1.750%	10/31/18	9,000	9,203
United States Treasury Note/Bond	1.250%	11/30/18	28,000	28,123
United States Treasury Note/Bond	1.375%	11/30/18	11,000	11,100
United States Treasury Note/Bond	1.375%	12/31/18	13,000	13,106
United States Treasury Note/Bond	1.500%	12/31/18	37,000	37,468
United States Treasury Note/Bond	1.500%	1/31/19	23,000	23,277
United States Treasury Note/Bond	1.375%	2/28/19	18,000	18,121
United States Treasury Note/Bond	1.500%	2/28/19	28,000	28,324
United States Treasury Note/Bond	1.625%	3/31/19	27,500	27,934
United States Treasury Note/Bond	1.625%	4/30/19	26,200	26,593
United States Treasury Note/Bond	3.125%	5/15/19	30,000	32,213
United States Treasury Note/Bond	1.125%	5/31/19	20,000	19,900
United States Treasury Note/Bond	1.500%	5/31/19	23,600	23,821
United States Treasury Note/Bond	1.000%	6/30/19	10,100	9,986

United States Treasury Note/Bond	1.625%	6/30/19	27,000	27,380
United States Treasury Note/Bond	0.875%	7/31/19	13,000	12,775
United States Treasury Note/Bond	1.625%	7/31/19	26,000	26,345
United States Treasury Note/Bond	1.000%	8/31/19	27,000	26,629
United States Treasury Note/Bond	1.625%	8/31/19	19,000	19,246
United States Treasury Note/Bond	1.000%	9/30/19	36,000	35,471
United States Treasury Note/Bond	1.750%	9/30/19	35,000	35,612
United States Treasury Note/Bond	1.250%	10/31/19	14,000	13,939
United States Treasury Note/Bond	1.250%	1/31/20	17,000	16,880
United States Treasury Note/Bond	1.375%	3/31/20	77,000	76,784
United States Treasury Note/Bond	1.375%	4/30/20	177,000	176,503
				6,842,276
Conventional Mortgage-Backed Securities (4.6%)
2,3,4Fannie Mae Pool	3.500%	6/1/45	185,250	193,616
2,3,4Fannie Mae Pool	4.000%	6/1/45	115,000	122,708
[2,3] Fannie Mae Pool	7.000%	11/1/15–3/1/16	35	36
[2,3] Freddie Mac Gold Pool	6.000%	5/1/18–4/1/28	183	208
[2,3] Freddie Mac Gold Pool	7.000%	9/1/15–1/1/16	13	14
				316,582
Total U.S. Government and Agency Obligations (Cost $7,131,626)				7,158,858
Temporary Cash Investment (0.5%)
			Shares
Money Market Fund (0.5%)
5 Vanguard Market Liquidity Fund (Cost
$39,093)	0.121%		39,092,799	39,093
Total Investments (103.6%) (Cost $7,170,719)				7,197,951
		Expiration
		Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		5/22/15	226	(25)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.50		5/22/15	227	(14)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.00		5/22/15	76	(4)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		5/22/15	38	(1)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		5/22/15	23	(4)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		5/22/15	226	(102)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		5/22/15	227	(156)
Total Liability for Options Written (Premiums received $324)				(306)
Other Assets and Liabilities-Net (-3.6%)				(252,907)
Net Assets (100%)				6,944,738

1 Securities with a value of $2,533,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2015.

5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2015, counterparties had deposited in segregated accounts securities and cash with a value of $870,000 in connection with TBA transactions.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Short-Term Treasury Fund

U.S. Government and Agency Obligations	—	7,158,858	—
Temporary Cash Investments	39,093	—	—
Futures Contracts—Assets[1]	337	—	—
Futures Contracts—Liabilities[1]	(538)	—	—
Liability for Options Written	(306)	—	—
Total	38,586	7,158,858	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2015	873	104,876	380
2-Year U.S. Treasury Note	June 2015	(451)	(98,889)	(209)
Ultra Long U.S. Treasury Bond	June 2015	(294)	(48,363)	923
30-Year U.S. Treasury Bond	June 2015	(122)	(19,470)	370

Short-Term Treasury Fund

10-Year U.S. Treasury Note	June 2015	(100)	(12,838)	(2)
1,462

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At April 30, 2015, the cost of investment securities for tax purposes was $7,171,257,000. Net unrealized appreciation of investment securities for tax purposes was $26,694,000, consisting of unrealized gains of $27,899,000 on securities that had risen in value since their purchase and $1,205,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments
As of April 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (103.7%)
U.S. Government Securities (99.3%)
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/45	22,000	22,059
United States Treasury Note/Bond	0.750%	4/15/18	115,000	114,479
United States Treasury Note/Bond	0.625%	4/30/18	42,000	41,632
United States Treasury Note/Bond	1.000%	5/31/18	32,000	32,040
United States Treasury Note/Bond	1.375%	6/30/18	8,838	8,946
United States Treasury Note/Bond	2.375%	6/30/18	92,500	96,489
United States Treasury Note/Bond	1.375%	7/31/18	63,000	63,719
United States Treasury Note/Bond	2.250%	7/31/18	18,000	18,714
United States Treasury Note/Bond	1.500%	8/31/18	53,500	54,294
United States Treasury Note/Bond	1.375%	9/30/18	133,000	134,371
United States Treasury Note/Bond	1.250%	10/31/18	60,000	60,319
United States Treasury Note/Bond	1.375%	11/30/18	63,000	63,571
United States Treasury Note/Bond	1.375%	12/31/18	10,000	10,081
United States Treasury Note/Bond	1.500%	12/31/18	133,000	134,684
United States Treasury Note/Bond	1.250%	1/31/19	51,000	51,151
United States Treasury Note/Bond	1.500%	1/31/19	37,000	37,445
United States Treasury Note/Bond	1.375%	2/28/19	15,000	15,101
United States Treasury Note/Bond	1.500%	2/28/19	91,000	92,052
United States Treasury Note/Bond	1.500%	3/31/19	78,000	78,877
United States Treasury Note/Bond	1.625%	3/31/19	49,000	49,773
United States Treasury Note/Bond	1.625%	4/30/19	75,000	76,125
United States Treasury Note/Bond	1.125%	5/31/19	78,000	77,610
United States Treasury Note/Bond	1.500%	5/31/19	54,000	54,507
United States Treasury Note/Bond	1.000%	6/30/19	20,000	19,775
United States Treasury Note/Bond	1.625%	6/30/19	55,000	55,773
United States Treasury Note/Bond	0.875%	7/31/19	118,000	115,954
United States Treasury Note/Bond	1.625%	7/31/19	55,000	55,730
United States Treasury Note/Bond	3.625%	8/15/19	18,000	19,744
United States Treasury Note/Bond	1.000%	8/31/19	72,000	71,010
United States Treasury Note/Bond	1.625%	8/31/19	7,000	7,091
United States Treasury Note/Bond	1.000%	9/30/19	157,000	154,694
United States Treasury Note/Bond	1.750%	9/30/19	105,000	106,837
United States Treasury Note/Bond	1.250%	10/31/19	17,000	16,926
United States Treasury Note/Bond	1.500%	10/31/19	68,000	68,404
United States Treasury Note/Bond	3.375%	11/15/19	56,000	60,944
United States Treasury Note/Bond	1.000%	11/30/19	40,000	39,331
United States Treasury Note/Bond	1.500%	11/30/19	127,000	127,754
United States Treasury Note/Bond	1.125%	12/31/19	111,000	109,647
United States Treasury Note/Bond	1.625%	12/31/19	53,000	53,555
United States Treasury Note/Bond	1.250%	1/31/20	80,000	79,438
United States Treasury Note/Bond	1.375%	1/31/20	43,000	42,946
United States Treasury Note/Bond	3.625%	2/15/20	56,000	61,749
United States Treasury Note/Bond	1.250%	2/29/20	81,000	80,329
United States Treasury Note/Bond	1.375%	2/29/20	55,000	54,888
United States Treasury Note/Bond	1.125%	3/31/20	26,000	25,614
United States Treasury Note/Bond	1.375%	3/31/20	118,000	117,668
United States Treasury Note/Bond	1.125%	4/30/20	33,000	32,485
United States Treasury Note/Bond	1.375%	5/31/20	8,000	7,965

United States Treasury Note/Bond	1.875%	6/30/20	6,000	6,119
United States Treasury Note/Bond	2.000%	7/31/20	13,000	13,329
United States Treasury Note/Bond	2.625%	8/15/20	70,500	74,466
United States Treasury Note/Bond	2.125%	8/31/20	48,000	49,477
United States Treasury Note/Bond	2.000%	9/30/20	13,500	13,823
United States Treasury Note/Bond	1.750%	10/31/20	80,000	80,775
1 United States Treasury Note/Bond	2.625%	11/15/20	225,000	237,445
United States Treasury Note/Bond	2.000%	11/30/20	12,500	12,777
United States Treasury Note/Bond	2.000%	2/28/21	41,300	42,133
United States Treasury Note/Bond	2.250%	3/31/21	16,000	16,537
United States Treasury Note/Bond	3.125%	5/15/21	15,000	16,247
United States Treasury Note/Bond	2.000%	5/31/21	48,000	48,870
United States Treasury Note/Bond	2.125%	6/30/21	39,000	39,969
United States Treasury Note/Bond	2.250%	7/31/21	50,000	51,594
United States Treasury Note/Bond	2.125%	8/15/21	122,500	125,409
United States Treasury Note/Bond	2.000%	8/31/21	4,000	4,066
United States Treasury Note/Bond	2.125%	9/30/21	39,500	40,420
United States Treasury Note/Bond	2.000%	10/31/21	51,000	51,773
United States Treasury Note/Bond	2.000%	11/15/21	97,000	98,515
United States Treasury Note/Bond	1.875%	11/30/21	55,000	55,395
United States Treasury Note/Bond	2.125%	12/31/21	57,500	58,794
United States Treasury Note/Bond	1.500%	1/31/22	55,000	54,003
United States Treasury Note/Bond	2.000%	2/15/22	84,000	85,221
United States Treasury Note/Bond	1.750%	2/28/22	4,000	3,989
United States Treasury Note/Bond	1.750%	3/31/22	38,000	37,881
United States Treasury Note/Bond	1.750%	4/30/22	90,000	89,705
United States Treasury Note/Bond	1.750%	5/15/22	59,000	58,816
United States Treasury Note/Bond	1.625%	8/15/22	72,000	71,022
United States Treasury Note/Bond	1.625%	11/15/22	140,000	137,813
United States Treasury Note/Bond	2.000%	2/15/23	101,000	101,931
United States Treasury Note/Bond	1.750%	5/15/23	218,100	215,409
United States Treasury Note/Bond	2.500%	8/15/23	70,400	73,546
United States Treasury Note/Bond	2.750%	11/15/23	52,500	55,863
United States Treasury Note/Bond	2.750%	2/15/24	93,000	98,856
United States Treasury Note/Bond	2.500%	5/15/24	117,000	121,900
United States Treasury Note/Bond	2.375%	8/15/24	78,500	80,904
United States Treasury Note/Bond	2.250%	11/15/24	112,500	114,644
United States Treasury Note/Bond	7.500%	11/15/24	5,000	7,404
United States Treasury Note/Bond	2.000%	2/15/25	142,500	142,010
				5,663,140
Conventional Mortgage-Backed Securities (4.4%)
2,3,4Fannie Mae Pool	3.500%	6/1/45	147,000	153,639
2,3,4Fannie Mae Pool	4.000%	6/1/45	90,000	96,033
[2,3] Freddie Mac Gold Pool	7.000%	5/1/15–3/1/16	13	13
				249,685
Total U.S. Government and Agency Obligations (Cost $5,812,615)				5,912,825

Temporary Cash Investment (0.2%)
			Shares
Money Market Fund (0.2%)
5 Vanguard Market Liquidity Fund (Cost
$8,798)	0.121%		8,798,000	8,798
Total Investments (103.9%) (Cost $5,821,413)				5,921,623
		Expiration
		Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		5/22/15	186	(20)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.50		5/22/15	185	(12)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.00		5/22/15	62	(3)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		5/22/15	31	(1)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		5/22/15	19	(4)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		5/22/15	186	(84)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		5/22/15	185	(127)
Total Liability for Options Written (Premiums received $265)				(251)
Other Assets and Liabilities-Net (-3.9%)				(222,431)
Net Assets (100%)				5,698,941

1 Securities with a value of $1,900,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2015.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a

Intermediate-Term Treasury Fund

future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2015, counterparties had deposited in segregated accounts securities and cash with a value of $709,000 in connection with TBA transactions.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,912,825	—
Temporary Cash Investments	8,798	—	—
Futures Contracts—Assets[1]	153	—	—
Futures Contracts—Liabilities[1]	(77)	—	—
Liability for Options Written	(251)	—	—
Total	8,623	5,912,825	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium

Intermediate-Term Treasury Fund

received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2015	(255)	(55,913)	201)
Ultra Long U.S. Treasury Bond	June 2015	(235)	(38,658)	738
5-Year U.S. Treasury Note	June 2015	(178)	(21,384)	17
30-Year U.S. Treasury Bond	June 2015	(96)	(15,321)	292
10-Year U.S. Treasury Note	June 2015	107	13,736	(17)
				829

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At April 30, 2015, the cost of investment securities for tax purposes was $5,831,957,000. Net unrealized appreciation of investment securities for tax purposes was $89,666,000, consisting of unrealized gains of $93,815,000 on securities that had risen in value since their purchase and $4,149,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments
As of April 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (91.5%)
U.S. Government Securities (1.1%)
1	United States Treasury Floating Rate Note	0.095%	7/31/16	300,000	300,018

Conventional Mortgage-Backed Securities (87.6%)
[2,3]	Fannie Mae Pool	2.090%	11/1/22	1,667	1,640
[2,3]	Fannie Mae Pool	2.190%	12/1/22	1,434	1,417
[2,3]	Fannie Mae Pool	2.350%	12/1/22	959	958
[2,3]	Fannie Mae Pool	2.370%	4/1/23–5/1/23	124,297	124,317
[2,3]	Fannie Mae Pool	2.390%	4/1/22	486	481
[2,3]	Fannie Mae Pool	2.410%	12/1/22	3,937	3,947
[2,3]	Fannie Mae Pool	2.440%	11/1/22–1/1/23	5,836	5,855
[2,3]	Fannie Mae Pool	2.450%	8/1/22–4/1/23	6,153	6,191
[2,3]	Fannie Mae Pool	2.480%	8/1/22	692	699
[2,3]	Fannie Mae Pool	2.520%	5/1/23	314	315
[2,3]	Fannie Mae Pool	2.550%	2/1/23–5/1/23	8,700	8,806
[2,3]	Fannie Mae Pool	2.640%	3/1/23	653	665
[2,3]	Fannie Mae Pool	2.650%	8/1/22	1,150	1,167
[2,3]	Fannie Mae Pool	2.660%	9/1/22	2,238	2,283
[2,3]	Fannie Mae Pool	2.700%	5/1/22–4/1/23	3,138	3,211
[2,3]	Fannie Mae Pool	2.730%	2/1/23–11/1/24	3,991	4,080
[2,3]	Fannie Mae Pool	2.740%	4/1/23	1,561	1,599
[2,3]	Fannie Mae Pool	2.750%	3/1/22	493	501
[2,3]	Fannie Mae Pool	2.760%	5/1/21	19,615	20,331
[2,3]	Fannie Mae Pool	2.780%	4/1/22	3,251	3,345
[2,3]	Fannie Mae Pool	2.790%	6/1/23	1,943	1,998
[2,3]	Fannie Mae Pool	2.820%	6/1/23	1,248	1,287
[2,3]	Fannie Mae Pool	2.860%	4/1/23	1,028	1,061
[2,3]	Fannie Mae Pool	2.900%	3/1/23	1,203	1,246
[2,3]	Fannie Mae Pool	2.910%	8/1/23	1,635	1,696
[2,3]	Fannie Mae Pool	2.940%	6/1/23	972	1,010
[2,3]	Fannie Mae Pool	2.950%	6/1/22–5/1/28	19,492	20,002
[2,3]	Fannie Mae Pool	2.960%	1/1/27	20,975	21,495
[2,3]	Fannie Mae Pool	2.970%	7/1/23	7,981	8,310
[2,3]	Fannie Mae Pool	2.980%	1/1/22	3,038	3,160
[2,3]	Fannie Mae Pool	3.000%	8/1/20–2/1/45	4,376	4,605
[2,3]	Fannie Mae Pool	3.023%	7/1/22	613	632
[2,3]	Fannie Mae Pool	3.040%	7/1/23–2/1/27	16,032	16,574
[2,3]	Fannie Mae Pool	3.080%	1/1/27	34,390	35,725
[2,3]	Fannie Mae Pool	3.100%	6/1/22–5/1/33	39,808	41,421
[2,3]	Fannie Mae Pool	3.120%	5/1/22	2,200	2,308
[2,3]	Fannie Mae Pool	3.150%	11/1/21	2,003	2,100
[2,3]	Fannie Mae Pool	3.180%	12/1/24	9,000	9,388
[2,3]	Fannie Mae Pool	3.200%	4/1/22	2,486	2,618
[2,3]	Fannie Mae Pool	3.210%	5/1/23	24,480	25,859
[2,3]	Fannie Mae Pool	3.220%	5/1/21–12/1/26	9,291	9,777
[2,3]	Fannie Mae Pool	3.230%	2/1/27	2,160	2,268
[2,3]	Fannie Mae Pool	3.240%	1/1/27	3,800	3,990
[2,3]	Fannie Mae Pool	3.250%	11/1/23	9,738	10,305
[2,3]	Fannie Mae Pool	3.270%	12/1/23	11,435	12,118
[2,3]	Fannie Mae Pool	3.300%	12/1/23	6,046	6,416

[2,3]	Fannie Mae Pool	3.320%	7/1/23	1,077	1,145
[2,3]	Fannie Mae Pool	3.340%	4/1/24	12,030	12,824
[2,3]	Fannie Mae Pool	3.350%	1/1/30	5,408	5,693
[2,3]	Fannie Mae Pool	3.360%	11/1/23–12/1/23	19,211	20,471
[2,3]	Fannie Mae Pool	3.370%	3/1/24–7/1/25	7,944	8,476
[2,3]	Fannie Mae Pool	3.380%	1/1/27	5,380	5,721
[2,3]	Fannie Mae Pool	3.410%	11/1/23	7,030	7,515
[2,3]	Fannie Mae Pool	3.415%	11/1/23	6,606	7,067
[2,3]	Fannie Mae Pool	3.440%	1/1/24	5,996	6,421
[2,3]	Fannie Mae Pool	3.450%	1/1/24	23,281	24,944
[2,3]	Fannie Mae Pool	3.460%	9/1/23–9/1/29	106,082	113,365
[2,3]	Fannie Mae Pool	3.470%	11/1/23–1/1/24	6,397	6,862
[2,3]	Fannie Mae Pool	3.480%	1/1/24	4,512	4,844
[2,3,4]Fannie Mae Pool		3.500%	5/1/30–5/1/45	128,550	136,245
[2,3]	Fannie Mae Pool	3.510%	12/1/23–1/1/24	28,912	31,097
[2,3]	Fannie Mae Pool	3.520%	1/1/24	4,920	5,295
[2,3]	Fannie Mae Pool	3.530%	2/1/24	7,694	8,290
[2,3]	Fannie Mae Pool	3.540%	8/1/23–2/1/24	32,164	34,675
[2,3]	Fannie Mae Pool	3.550%	10/1/23–5/1/26	41,417	44,682
[2,3]	Fannie Mae Pool	3.560%	12/1/23–1/1/24	6,918	7,460
[2,3]	Fannie Mae Pool	3.570%	12/1/23–3/1/24	39,779	42,945
[2,3]	Fannie Mae Pool	3.580%	2/1/24–7/1/29	42,209	45,555
[2,3]	Fannie Mae Pool	3.590%	7/1/23	2,696	2,914
[2,3]	Fannie Mae Pool	3.600%	12/1/23–4/1/28	8,595	9,272
[2,3]	Fannie Mae Pool	3.610%	8/1/23–1/1/24	31,067	33,329
[2,3]	Fannie Mae Pool	3.620%	2/1/24	8,236	8,924
[2,3]	Fannie Mae Pool	3.640%	10/1/23–1/1/24	16,733	18,139
[2,3]	Fannie Mae Pool	3.650%	8/1/23–11/1/23	23,567	25,562
[2,3]	Fannie Mae Pool	3.660%	11/1/23	2,649	2,874
[2,3]	Fannie Mae Pool	3.665%	1/1/24	37,884	41,131
[2,3]	Fannie Mae Pool	3.670%	8/1/23–3/1/28	24,679	26,790
[2,3]	Fannie Mae Pool	3.680%	10/1/23–3/1/24	20,597	22,388
[2,3]	Fannie Mae Pool	3.690%	1/1/24	5,652	6,155
[2,3]	Fannie Mae Pool	3.700%	10/1/23–1/1/24	20,229	22,000
[2,3]	Fannie Mae Pool	3.710%	9/1/23	7,594	8,270
[2,3]	Fannie Mae Pool	3.725%	10/1/23	3,481	3,793
[2,3]	Fannie Mae Pool	3.730%	12/1/23	1,340	1,460
[2,3]	Fannie Mae Pool	3.750%	9/1/23–7/1/25	13,409	14,639
[2,3]	Fannie Mae Pool	3.755%	8/1/25	7,185	7,846
[2,3]	Fannie Mae Pool	3.760%	3/1/24–1/1/26	8,152	8,881
[2,3]	Fannie Mae Pool	3.765%	12/1/25	42,997	47,025
[2,3]	Fannie Mae Pool	3.770%	1/1/24	1,684	1,840
[2,3]	Fannie Mae Pool	3.780%	7/1/23–2/1/24	2,486	2,718
[2,3]	Fannie Mae Pool	3.790%	8/1/25	2,579	2,823
[2,3]	Fannie Mae Pool	3.800%	10/1/23	7,474	8,177
[2,3]	Fannie Mae Pool	3.810%	11/1/23	392	429
[2,3]	Fannie Mae Pool	3.820%	11/1/25	11,159	12,257
[2,3]	Fannie Mae Pool	3.830%	2/1/24–6/1/34	19,929	21,816
[2,3]	Fannie Mae Pool	3.840%	1/1/24	3,910	4,291
[2,3]	Fannie Mae Pool	3.850%	1/1/24	886	973
[2,3]	Fannie Mae Pool	3.855%	12/1/25	6,600	7,265
[2,3]	Fannie Mae Pool	3.860%	11/1/23	3,435	3,775
[2,3]	Fannie Mae Pool	3.870%	10/1/25	11,489	12,658
[2,3]	Fannie Mae Pool	3.890%	9/1/23–5/1/30	16,145	17,761
[2,3]	Fannie Mae Pool	3.910%	11/1/25	13,000	14,367
[2,3]	Fannie Mae Pool	3.930%	10/1/23–3/1/26	22,686	25,032
[2,3]	Fannie Mae Pool	3.940%	8/1/25	12,333	13,640

[2,3]	Fannie Mae Pool	3.960%	12/1/25–5/1/34	7,707	8,453
[2,3]	Fannie Mae Pool	3.970%	7/1/23–5/1/29	5,618	6,233
[2,3]	Fannie Mae Pool	3.990%	9/1/25	9,664	10,542
[2,3]	Fannie Mae Pool	4.060%	9/1/25–3/1/29	16,055	17,994
[2,3]	Fannie Mae Pool	4.070%	1/1/26	2,332	2,608
[2,3]	Fannie Mae Pool	4.080%	2/1/29	3,045	3,417
[2,3]	Fannie Mae Pool	4.150%	10/1/28–1/1/31	76,185	85,667
[2,3]	Fannie Mae Pool	4.180%	11/1/30	30,478	34,218
[2,3]	Fannie Mae Pool	4.190%	10/1/23	742	830
[2,3]	Fannie Mae Pool	4.210%	1/1/26	1,008	1,138
[2,3]	Fannie Mae Pool	4.250%	10/1/28–9/1/33	4,836	5,407
[2,3]	Fannie Mae Pool	4.280%	11/1/28	5,501	6,272
[2,3]	Fannie Mae Pool	4.380%	10/1/28	10,061	11,558
[2,3]	Fannie Mae Pool	4.400%	8/1/28	2,272	2,613
[2,3]	Fannie Mae Pool	5.000%	11/1/40–4/1/41	16,213	18,153
[2,3]	Fannie Mae Pool	5.180%	2/1/26	3,034	3,616
[2,3]	Fannie Mae Pool	6.000%	7/1/22	11	13
[2,3]	Fannie Mae Pool	6.500%	2/1/29–5/1/45	6,570	7,594
[2,3]	Freddie Mac Gold Pool	3.000%	8/1/29	35,926	37,849
[2,3]	Freddie Mac Gold Pool	3.500%	4/1/34–10/1/34	97,896	103,198
2	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	151,569	150,586
2	Ginnie Mae I Pool	3.000%	1/15/42–5/1/45	1,600,566	1,649,311
[2,4]	Ginnie Mae I Pool	3.500%	7/15/39–6/1/45	2,096,131	2,215,172
2	Ginnie Mae I Pool	3.750%	7/15/42	6,006	6,425
2	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	10,526	11,517
[2,4]	Ginnie Mae I Pool	4.000%	6/15/19–6/1/45	2,502,429	2,713,770
2	Ginnie Mae I Pool	4.500%	5/15/19–5/1/45	1,403,995	1,557,339
2	Ginnie Mae I Pool	5.000%	1/15/30–5/1/45	1,470,041	1,651,693
2	Ginnie Mae I Pool	5.500%	9/15/23–5/1/45	777,340	878,716
2	Ginnie Mae I Pool	6.000%	10/15/16–5/1/45	430,186	484,656
2	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	326,443	366,626
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	90,529	105,152
2	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	67	70
2	Ginnie Mae I Pool	7.500%	10/15/31	34,950	40,512
2	Ginnie Mae I Pool	7.750%	2/15/27	27	28
2	Ginnie Mae I Pool	8.000%	8/15/31	14,051	16,413
2	Ginnie Mae I Pool	8.500%	5/15/16–6/15/28	2,652	2,782
2	Ginnie Mae I Pool	9.000%	4/15/16–5/15/21	811	845
2	Ginnie Mae I Pool	9.250%	7/15/17	4	4
2	Ginnie Mae I Pool	9.500%	3/15/16–8/15/21	836	873
2	Ginnie Mae I Pool	10.000%	4/15/16–7/15/19	19	19
2	Ginnie Mae I Pool	11.000%	2/15/18	2	2
[2,4]	Ginnie Mae II Pool	2.500%	4/20/43–6/1/45	90,893	89,668
[2,4]	Ginnie Mae II Pool	3.000%	9/20/42–5/1/45	789,656	812,202
[2,4]	Ginnie Mae II Pool	3.500%	11/20/26–6/1/45	4,256,536	4,491,212
[2,4]	Ginnie Mae II Pool	4.000%	4/20/39–6/1/45	1,763,877	1,886,511
2	Ginnie Mae II Pool	4.500%	12/20/32–5/1/45	1,182,331	1,289,183
[2,4]	Ginnie Mae II Pool	5.000%	10/20/32–5/1/45	852,827	944,739
2	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	72,391	80,983
2	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	94,316	106,504
2	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	2,266	2,584
2	Ginnie Mae II Pool	7.000%	10/20/25–5/20/38	351	390
2	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	185	213
2	Ginnie Mae II Pool	8.000%	12/20/15–4/20/16	7	7
2	Ginnie Mae II Pool	8.500%	4/20/16–1/20/17	78	80
2	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	12	13
2	Ginnie Mae II Pool	10.000%	11/20/15–8/20/18	8	10

					23,406,166
Nonconventional Mortgage-Backed Securities (2.8%)
[2,3]	Fannie Mae Pool	2.329%	8/1/43	26,493	27,483
[2,3]	Fannie Mae Pool	2.787%	9/1/44	26,267	27,257
[2,3]	Fannie Mae REMICS	3.000%	11/25/42–6/25/43	73,034	64,814
[2,3]	Fannie Mae REMICS	3.500%	7/25/43	19,029	19,001
[2,3]	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	8,962	10,034
[2,3]	Freddie Mac Non Gold Pool	2.266%	8/1/43	43,023	44,579
[2,3]	Freddie Mac Non Gold Pool	2.373%	9/1/43	15,896	16,505
[2,3]	Freddie Mac Non Gold Pool	2.761%	10/1/44	54,795	56,764
[2,3]	Freddie Mac Non Gold Pool	2.831%	10/1/44	24,017	24,935
[2,3]	Freddie Mac Non Gold Pool	2.834%	7/1/44	17,796	18,472
[2,3]	Freddie Mac Non Gold Pool	2.918%	9/1/44	17,112	17,765
[2,3]	Freddie Mac Non Gold Pool	2.938%	4/1/44	29,128	30,470
[2,3]	Freddie Mac Non Gold Pool	3.112%	10/1/44	34,006	35,416
[2,3]	Freddie Mac REMICS	3.000%	8/15/42–3/15/43	95,483	89,946
[2,3]	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	26,996	30,445
[1,2]	Ginnie Mae REMICS	0.381%	2/20/37	6,688	6,634
2	Ginnie Mae REMICS	2.500%	8/16/42–11/20/43	43,830	38,365
2	Ginnie Mae REMICS	3.000%	3/20/40–8/20/44	61,259	58,828
2	Ginnie Mae REMICS	3.250%	8/20/44	7,293	6,417
2	Ginnie Mae REMICS	3.500%	7/20/43	23,327	24,520
2	Ginnie Mae REMICS	3.500%	9/20/44	7,839	7,998
2	Ginnie Mae REMICS	4.500%	6/20/39	7,368	7,997
2	Ginnie Mae REMICS	5.000%	6/16/37	27,544	30,197
2	Ginnie Mae REMICS	5.500%	1/20/33–8/16/36	27,572	31,129
2	Ginnie Mae REMICS	6.500%	4/20/31	2,379	2,752
					728,723
Total U.S. Government and Agency Obligations (Cost $23,764,738)					24,434,907
Temporary Cash Investments (17.4%)

				Shares
Money Market Fund (4.9%)
5	Vanguard Market Liquidity Fund	0.121%	1,315,269,000		1,315,269

				Face
				Amount
				($000)
Repurchase Agreements (3.3%)
	Bank of America Securities, LLC
	(Dated 4/30/15, Repurchase Value
	$144,400,000, collateralized by
	Government National Mortgage Assn.
	2.268%-5.492%, 6/20/40-3/20/65,
	with a value of $147,288,000)	0.110%	5/1/15	144,400	144,400
	Bank of Montreal
	(Dated 4/30/15, Repurchase Value
	$79,500,000, collateralized by
	U.S. Treasury Note/Bond 0.000%-9.125%,
	4/30/17-8/15/40, with a value of
	$81,090,000)	0.090%	5/1/15	79,500	79,500

	Bank of Nova Scotia
	(Dated 4/30/15, Repurchase Value
	$35,000,000, collateralized by Federal
	Home Loan Mortgage Corp. 2.676%-
	4.000%, 1/1/30-3/1/45, Federal National
	Mortgage Assn. 3.000%-4.500%, 5/1/26-
	5/1/45, and U.S. Treasury Note/Bond
	0.500%-2.750%, 6/15/16-2/15/24,
	with a value of $35,700,000)	0.100%	5/1/15	35,000	35,000
	Barclays Capital Inc.
	(Dated 4/30/15, Repurchase Value
	$82,400,000, collateralized by
	U.S. Treasury Note/Bond 0.000%-9.250%,
	7/23/15-7/15/17, with a value of
	$84,048,000)	0.080%	5/1/15	82,400	82,400
	Citigroup Global Markets Inc.
	(Dated 4/30/15, Repurchase Value
	$112,400,000, collateralized by
	U.S. Treasury Note/Bond 1.750%,
	10/31/20, with a value of $114,648,000)	0.100%	5/1/15	112,400	112,400
	HSBC Bank USA
	(Dated 4/30/15, Repurchase Value
	$41,300,000, collateralized by Federal
	National Mortgage Assn. 4.500%, 11/1/40-
	12/1/44, with a value of $42,127,000)	0.100%	5/1/15	41,300	41,300
	RBC Capital Markets LLC
	(Dated 4/30/15, Repurchase Value
	$57,000,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.000%-
	4.000%, 10/1/29-7/1/44, Federal National
	Mortgage Assn. 2.862%-6.000%, 1/1/29-
	3/1/45, and Government National Mortgage
	Assn. 3.000%-5.500%, 11/20/38-4/20/45,
	with a value of $58,140,000)	0.100%	5/1/15	57,000	57,000
	Societe Generale
	(Dated 4/30/15, Repurchase Value
	$79,100,000, collateralized by
	U.S. Treasury Note/Bond 0.875%-1.750%,
	4/15/17-5/15/22, with a value of
	$80,682,000)	0.130%	5/1/15	79,100	79,100
	TD Securities (USA)
	(Dated 4/30/15, Repurchase Value
	$258,201,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.000%-
	4.000%, 8/1/28-1/1/45, Federal National
	Mortgage Assn. 2.500%-6.500%, 12/1/24-
	3/1/45, and U.S. Treasury Note/Bond
	0.625%-1.750%, 12/31/16-3/31/22,
	with a value of $263,364,000)	0.110%	5/1/15	258,200	258,200
Total Repurchase Agreements (Cost $889,300)					889,300
U.S. Government and Agency Obligations (9.2%)
6	Federal Home Loan Bank Discount Notes	0.060%	5/22/15	52,960	52,957
6	Federal Home Loan Bank Discount Notes	0.060%	5/27/15	147,040	147,030
6	Federal Home Loan Bank Discount Notes	0.080%	7/22/15	300,000	299,928
	United States Treasury Bill	0.017%–0.022%	5/14/15	752,000	752,000
	United States Treasury Bill	0.008%	5/21/15	200,000	200,000

United States Treasury Bill	0.020%	7/23/15	1,000,000	999,980
				2,451,895
Total Temporary Cash Investments (Cost $4,656,454)				4,656,464
Total Investments (108.9%) (Cost $28,421,192)				29,091,371
Other Assets and Liabilities-Net (-8.9%)[7,8]				(2,371,949)
Net Assets (100%)				26,719,422

1 Adjustable-rate security.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2015.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Cash of $7,389,000 has been segregated as initial margin for open futures contracts.
8 Cash of $3,106,000 has been segregated as collateral for certain open To Be Announced (TBA) transactions.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

Vanguard GNMA Fund

At April 30, 2015, counterparties had deposited in segregated accounts securities and cash with a value of $714,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

Vanguard GNMA Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	26,886,802	—
Temporary Cash Investments	1,315,269	889,300	—
Futures Contracts—Assets[1]	1,588	—	—
Futures Contracts—Liabilities[1]	(2,091)	—	—
Total	1,314,766	27,776,102	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2015	2,697	346,227	(127)
30-Year U.S. Treasury Bond	June 2015	1,768	282,162	(8,381)
5-Year U.S. Treasury Note	June 2015	(1,727)	(207,469)	(178)
				(8,686)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At April 30, 2015, the cost of investment securities for tax purposes was $28,426,976,000. Net unrealized appreciation of investment securities for tax purposes was $664,395,000, consisting of unrealized gains of $705,211,000 on securities that had risen in value since their purchase and $40,816,000 in unrealized losses on securities that had fallen in value since their purchase.

	Vanguard Short-Term Investment-Grade Fund

	Schedule of Investments
	As of April 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (14.1%)
	U.S. Government Securities (14.0%)
	United States Treasury Inflation Indexed
	Bonds	0.750%	2/15/45	104,000	104,280
	United States Treasury Note/Bond	1.250%	8/31/15	363	364
	United States Treasury Note/Bond	0.250%	9/15/15	367,100	367,386
	United States Treasury Note/Bond	0.250%	9/30/15	301,050	301,285
1	United States Treasury Note/Bond	1.250%	9/30/15	713,700	717,154
	United States Treasury Note/Bond	0.250%	10/15/15	475,300	475,671
[1,2]	United States Treasury Note/Bond	0.250%	10/31/15	491,800	492,184
1	United States Treasury Note/Bond	0.250%	12/15/15	579,400	579,759
	United States Treasury Note/Bond	0.250%	12/31/15	387,700	387,882
	United States Treasury Note/Bond	2.125%	12/31/15	182,000	184,361
	United States Treasury Note/Bond	0.375%	3/15/16	317,600	317,997
	United States Treasury Note/Bond	0.500%	6/15/16	331,900	332,574
	United States Treasury Note/Bond	0.500%	6/30/16	507,400	508,430
	United States Treasury Note/Bond	0.625%	7/15/16	342,000	343,067
	United States Treasury Note/Bond	0.875%	9/15/16	77,100	77,582
	United States Treasury Note/Bond	0.500%	9/30/16	6,440	6,447
	United States Treasury Note/Bond	0.875%	11/30/16	1,000	1,006
	United States Treasury Note/Bond	0.625%	9/30/17	28,500	28,415
	United States Treasury Note/Bond	0.875%	10/15/17	32,120	32,210
3	United States Treasury Note/Bond	0.875%	11/15/17	486,050	487,115
	United States Treasury Note/Bond	1.000%	12/15/17	176,750	177,579
	United States Treasury Note/Bond	0.875%	1/15/18	360,150	360,489
	United States Treasury Note/Bond	1.000%	2/15/18	47,400	47,578
	United States Treasury Note/Bond	1.000%	3/15/18	131,050	131,459
	United States Treasury Note/Bond	0.750%	3/31/18	45,500	45,301
	United States Treasury Note/Bond	0.750%	4/15/18	607,200	604,449
	United States Treasury Note/Bond	1.000%	8/31/19	3,750	3,698
	United States Treasury Note/Bond	1.375%	3/31/20	376,100	375,043
					7,490,765
	Conventional Mortgage-Backed Securities (0.0%)
[4,5]	Fannie Mae Pool	6.000%	12/1/16–5/1/17	1,281	1,338
[4,5]	Fannie Mae Pool	6.500%	9/1/16	793	819
[4,5]	Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	694	715
					2,872
	Nonconventional Mortgage-Backed Securities (0.1%)
	[4,5,6]Fannie Mae Pool	2.125%	12/1/32	451	464
	[4,5,6]Fannie Mae Pool	2.250%	9/1/32–6/1/33	4,261	4,465
	[4,5,6]Fannie Mae Pool	2.285%	8/1/33	4,935	5,147
	[4,5,6]Fannie Mae Pool	2.310%	7/1/32	386	413
	[4,5,6]Fannie Mae Pool	2.340%	9/1/32	27	29
	[4,5,6]Fannie Mae Pool	2.349%	5/1/33	2,979	3,177
	[4,5,6]Fannie Mae Pool	2.356%	2/1/37	1,681	1,798
	[4,5,6]Fannie Mae Pool	2.385%	8/1/37	665	705
	[4,5,6]Fannie Mae Pool	2.425%	7/1/33	3,836	3,963
	[4,5,6]Fannie Mae Pool	2.460%	5/1/33	652	699
	[4,5,6]Freddie Mac Non Gold Pool	2.250%	8/1/37	2,536	2,683
	[4,5,6]Freddie Mac Non Gold Pool	2.375%	8/1/32	1,907	2,009

[4,5,6]Freddie Mac Non Gold Pool		2.379%	9/1/32	260	285
[4,5,6]Freddie Mac Non Gold Pool		2.393%	9/1/32	985	1,012
[4,5,6]Freddie Mac Non Gold Pool		2.461%	10/1/32–8/1/33	1,628	1,739
[4,5,6]Freddie Mac Non Gold Pool		2.551%	1/1/33	525	573
[4,5,6]Freddie Mac Non Gold Pool		2.586%	2/1/33	374	387
					29,548
Total U.S. Government and Agency Obligations (Cost $7,514,725)					7,523,185
Asset-Backed/Commercial Mortgage-Backed Securities (17.8%)
[4,6]	Ally Master Owner Trust Series 2010-4	1.252%	8/15/17	33,624	33,687
[4,6,7]Ally Master Owner Trust Series 2010-4		1.731%	8/15/17	38,935	39,032
[4,6,7]Ally Master Owner Trust Series 2010-4		2.131%	8/15/17	29,590	29,678
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	90,765	91,137
[4,6]	Ally Master Owner Trust Series 2014-1	0.651%	1/15/19	14,849	14,871
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	15,845	15,909
4	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	11,330	11,368
[4,6]	American Express Credit Account Secured
	Note Trust 2008-2	1.442%	9/15/20	32,330	33,217
[4,6]	American Express Credit Account Secured
	Note Trust 2012-4	0.731%	5/15/20	27,587	27,695
[4,6]	American Express Issuance Trust II 2013-1	0.461%	2/15/19	131,000	130,912
[4,6,7]American Homes 4 Rent 2014-SFR1		1.250%	6/17/31	5,115	5,086
[4,6,7]American Homes 4 Rent 2014-SFR1		1.600%	6/17/31	4,320	4,295
[4,7]	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	13,360	14,009
[4,7]	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	3,360	3,539
[4,7]	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	18,118	18,828
[4,7]	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	16,130	16,512
[4,7]	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	16,990	19,002
[4,7]	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	11,185	13,125
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	3,181	3,183
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	14,512	14,527
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	16,003	16,187
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	20,500	20,894
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	3,439	3,494
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	4,660	4,778
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	6,336	6,398
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	7,170	7,278
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	4,900	4,917
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	9,220	9,229
[4,7]	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	13,390	13,692
[4,7]	Applebee's Funding LLC/IHOP Funding LLC
	2014-1	4.277%	9/5/44	10,140	10,456
[4,7]	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	13,740	13,709
[4,7]	ARL Second LLC 2014-1A	2.920%	6/15/44	10,371	10,394
[4,6,7]Arran Residential Mortgages Funding 2011-1
	plc	1.707%	11/19/47	13,307	13,385
[4,7]	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	15,105	16,231

[4,7]	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	34,860	35,044
[4,6]	BA Credit Card Trust 2007-A4	0.222%	11/15/19	11,799	11,740
[4,7]	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	4,995
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	23,858	24,915
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	44,521	46,809
4	Banc of America Commercial Mortgage Trust
	2007-2	5.731%	4/10/49	33,895	36,128
4	Banc of America Commercial Mortgage Trust
	2008-1	6.386%	2/10/51	58,558	64,404
4	Banc of America Commercial Mortgage Trust
	2008-1	6.430%	2/10/51	5,659	6,223
[4,8]	Banc of America Funding 2006-H Trust	2.813%	9/20/46	22,882	18,604
4	Banc of America Mortgage 2003-F Trust	2.650%	7/25/33	1,240	1,208
4	Bank of America Mortgage 2002-J Trust	3.580%	9/25/32	20	19
[4,6,7]Bank of America Student Loan Trust 2010-1A		1.075%	2/25/43	25,703	25,733
	Bank of Nova Scotia	1.850%	4/14/20	18,965	18,917
[4,7]	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	13,221	13,502
[4,8]	Bear Stearns ARM Trust 2006-4	2.498%	10/25/36	34,358	29,753
[4,8]	Bear Stearns ARM Trust 2007-3	2.753%	5/25/47	24,756	20,749
4	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR9	4.943%	9/11/42	13,370	13,468
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	22,543	23,585
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.896%	6/11/40	21,586	23,208
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	78,050	84,642
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	41,482	45,008
[4,6,7]BMW Floorplan Master Owner Trust 2012-1A		0.582%	9/15/17	27,557	27,562
[4,6]	Brazos Higher Education Authority Inc. Series
	2005-3	0.467%	6/25/26	15,150	14,841
[4,6]	Brazos Higher Education Authority Inc. Series
	2010-1	1.162%	5/25/29	26,321	26,348
[4,6]	Brazos Higher Education Authority Inc. Series
	2011-1	1.062%	2/25/30	36,628	36,828
4	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	9,170	9,267
[4,7]	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	6,975	7,024
[4,7]	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	12,746	12,830
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	5,566	5,574
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	5,387	5,397
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	13,319	13,692
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	22,285	22,378
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	15,138	15,258
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	13,543	13,724
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	11,935	12,093
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	12,097	12,159
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	6,163	6,233
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	4,900	4,967
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	4,100	4,170
[4,6]	Capital One Multi-asset Execution Trust 2007-
	A5	0.222%	7/15/20	33,317	33,100

[4,6]	Capital One Multi-Asset Execution Trust 2014-
	A3	0.561%	1/18/22	35,000	35,010
4	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	5,904	5,952
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	3,608	3,655
4	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	2,530	2,524
4	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	4,730	4,724
4	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	4,400	4,433
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	21,400	21,733
[4,7]	CFCRE Commercial Mortgage Trust 2011-C1	5.721%	4/15/44	3,100	3,540
[4,7]	CFCRE Commercial Mortgage Trust 2011-C2	5.753%	12/15/47	14,930	17,459
[4,6]	Chase Issuance Trust 2007-C1	0.641%	4/15/19	30,415	30,292
[4,6]	Chase Issuance Trust 2012-A10	0.442%	12/16/19	116,750	116,648
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.449%	11/19/33	1,366	1,315
[4,8]	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.439%	3/20/36	14,878	12,740
[4,8]	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.582%	2/25/47	16,539	13,203
[4,7]	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	3,961	3,983
[4,7]	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	4,785	4,824
[4,7]	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	5,185	5,261
[4,7]	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	10,230	10,305
[4,7]	CIT Equipment Collateral 2013-VT1	1.130%	7/20/20	13,553	13,565
[4,6]	Citibank Credit Card Issuance Trust 2008-A7	1.556%	5/20/20	61,200	63,229
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	16,000	16,650
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	80,045	81,507
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,980	6,187
[4,7]	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,225
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	4,885	4,946
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,100	6,287
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	33,878	35,408
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	7,270	7,827
[4,6,7]Citigroup Commercial Mortgage Trust 2014-
	388G	0.932%	6/15/33	18,500	18,515
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	1,565	1,708
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	6,190	6,570
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	18,240	19,706
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	6,830	7,254
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	10,396	11,068
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	3,754	3,969

4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.604%	7/10/47	6,380	6,663
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	27,540	29,213
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	8,880	9,075
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	23,985	24,428
[4,8]	Citigroup Mortgage Loan Trust 2007-AR8	2.692%	7/25/37	1,347	1,253
[4,7]	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	22,989	23,534
[4,7]	CLI Funding V LLC 2013-1A	2.830%	3/18/28	20,930	20,729
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	23,155	24,613
[4,6,7]Colony American Homes 2014-1		1.400%	5/17/31	12,607	12,542
[4,6,7]Colony American Homes 2014-1		1.600%	5/17/31	15,545	15,400
[4,6,7]Colony American Homes Single-Family Rental
	Pass-Through Certificates 2014-2	1.532%	7/17/31	12,850	12,709
4	COMM 15-CR22 Mortgage Trust	3.309%	3/10/48	22,860	23,620
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	23,505	24,771
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	35,515	37,315
4	COMM 2007-C9 Mortgage Trust	5.989%	12/10/49	25,193	27,325
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	3,053
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,385
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	7,520	7,677
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,825	11,065
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,678
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	13,320	14,582
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	43,975	48,946
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	14,650	15,548
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	35,181	38,619
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	25,210	27,926
4	COMM 2013-CCRE13 Mortgage Trust	4.913%	12/10/23	4,517	5,056
4	COMM 2013-CCRE13 Mortgage Trust	4.913%	12/10/23	8,240	8,918
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	22,465	24,024
4	COMM 2013-CCRE9 Mortgage Trust	4.377%	7/10/45	24,875	27,820
[4,7]	COMM 2013-CCRE9 Mortgage Trust	4.401%	7/10/45	11,250	12,350
4	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	20,736	21,574
4	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	9,520	10,245
[4,7]	COMM 2013-CR9 Mortgage Trust	4.401%	7/10/45	8,250	8,576
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	32,400	33,794
[4,7]	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	10,688	11,478
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	13,605	15,097
[4,7]	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	20,789
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,200
[4,7]	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	5,490	5,580
[4,7]	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	29,250	30,978
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	7,670	8,048
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	5,375	5,742
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	10,110	11,233
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	16,800	17,459
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	17,040	18,718
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	14,953
4	COMM 2014-CCRE15 Mortgage Trust	4.869%	2/10/47	8,250	9,272
4	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	34,940	38,055
4	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	27,380	29,868
4	COMM 2014-CR17 Mortgage Trust	4.896%	5/10/47	4,250	4,547
4	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	10,600	11,165
4	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	26,294	28,344

4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,570	12,559
4	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	4,330	4,447
4	Commercial Mortgage Trust 2006-GG7	6.014%	7/10/38	33,142	34,233
7	Commonwealth Bank of Australia	1.875%	12/11/18	30,550	30,849
7	Commonwealth Bank of Australia	2.000%	6/18/19	19,400	19,574
[4,7]	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	42,700	43,746
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	6.000%	6/15/38	18,769	19,311
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.169%	2/15/41	35,445	39,069
[4,7]	DB Master Finance LL 2015-1	3.262%	2/20/45	10,477	10,552
[4,6]	Discover Card Execution Note Trust 2012-A4	0.551%	11/15/19	28,048	28,098
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	114,300	114,111
[4,6]	Discover Card Execution Note Trust 2013-A1	0.482%	8/17/20	74,700	74,696
4	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	50,450	51,142
[4,7]	Drive Auto Receivables Trust 2015-A	2.280%	6/17/19	12,310	12,346
[4,7]	Drive Auto Receivables Trust 2015-A	3.060%	5/17/21	8,060	8,102
[4,7]	Drive Auto Receivables Trust 2015-A	4.120%	6/15/22	5,860	5,904
[4,7]	Enterprise Fleet Financing LLC Series 2011-3	2.100%	5/20/17	3,909	3,916
[4,7]	Enterprise Fleet Financing LLC Series 2012-2	0.720%	4/20/18	3,652	3,653
[4,7]	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	10,300	10,303
[4,7]	Enterprise Fleet Financing LLC Series 2015-1	1.740%	9/20/20	11,850	11,889
[4,6]	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.681%	2/25/25	6,242	6,266
[4,6]	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.681%	2/25/25	7,483	7,495
[4,8]	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.065%	11/25/36	12,937	10,664
8	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.554%	1/25/37	25,750	22,215
4	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	17,941	17,949
4	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	13,697	13,701
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	22,593	22,623
4	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	8,390	8,389
4	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	4,870	4,905
4	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	12,338	12,379
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	12,800	12,833
[4,7]	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	20,918	21,306
[4,7]	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	6,440	6,505
[4,7]	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	32,410	33,014
[4,7]	Ford Credit Auto Owner Trust 2014-2	2.510%	4/15/26	5,760	5,828
[4,7]	Ford Credit Auto Owner Trust 2015-1	2.120%	7/15/26	22,750	22,942
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	26,574	26,941
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	117,285	117,983
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	7,100	7,139
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	8,550	8,637
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	25,544	25,619
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	9,560	9,595
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-3	1.740%	6/15/17	7,483	7,493
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	6,180	6,250

4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	6,630	6,673
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	2,650	2,695
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	10,238	10,273
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	4,473	4,533
[4,6]	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.682%	2/15/21	9,200	9,220
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	68,275	68,447
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	9,396	9,376
[4,7]	FRS I LLC 2013-1A	1.800%	4/15/43	4,811	4,784
[4,7]	FRS I LLC 2013-1A	3.080%	4/15/43	28,448	28,604
[4,6]	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.181%	5/15/19	49,966	50,077
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	72,000	72,760
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	89,890	89,859
[4,6]	GE Dealer Floorplan Master Note Trust Series
	2012-2	0.931%	4/22/19	47,694	47,991
[4,6]	GE Dealer Floorplan Master Note Trust Series
	2012-4	0.621%	10/20/17	24,789	24,802
[4,6]	GE Dealer Floorplan Master Note Trust Series
	2015-2	0.831%	1/20/22	10,860	10,866
[4,7]	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	7,900	7,943
4	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	6,350	6,383
4	GMACM Mortgage Loan Trust 2005-AR6	2.803%	11/19/35	4,676	4,411
[4,7]	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	82,764	83,717
[4,6,7]Golden Credit Card Trust 2012-3A		0.632%	7/17/17	2,595	2,596
[4,6,7]Golden Credit Card Trust 2015-1A		0.622%	2/15/20	59,900	59,894
[4,7]	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	53,490	53,481
[4,7]	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	20,500	21,555
[4,6]	Granite Master Issuer plc Series 2007-1	0.321%	12/20/54	3,992	3,968
[4,6]	Granite Master Issuer plc Series 2007-2	0.260%	12/17/54	1,326	1,316
[4,7]	Great America Leasing Receivables 2013-1	1.160%	5/15/18	11,500	11,513
[4,7]	Great America Leasing Receivables 2015-1	2.020%	6/21/21	4,920	4,957
[4,7]	GS Mortgage Securities Trust 2010-C2	5.396%	12/10/43	3,530	3,901
[4,7]	GS Mortgage Securities Trust 2011-GC3	5.739%	3/10/44	2,280	2,595
[4,7]	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	25,305	26,876
[4,7]	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	27,725	28,145
[4,7]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,140
4	GS Mortgage Securities Trust 2013-GC13	4.173%	7/10/46	22,170	24,565
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	9,925	10,254
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	8,250	8,572
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	22,515	23,535
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	8,192	8,761
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,000	54,519
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	10,399	11,356
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	40,940	44,442
4	GS Mortgage Securities Trust 2014-GC24	4.640%	9/10/47	9,410	10,207
4	GS Mortgage Securities Trust 2014-GC24	4.661%	9/10/47	13,616	14,223
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	18,190	19,271
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	9,730	10,118
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	18,187	18,173

[4,7]	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	51,709	52,594
[4,7]	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	41,149	42,552
[4,7]	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	60,150	60,178
[4,7]	Hilton USA Trust 2013-HLT	2.662%	11/5/30	15,740	15,705
[4,7]	Hilton USA Trust 2013-HLT	3.367%	11/5/30	16,365	16,495
[4,7]	Hilton USA Trust 2013-HLT	3.714%	11/5/30	7,365	7,459
[4,7]	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	30,910	31,147
[4,7]	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	8,800	8,787
[4,7]	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	10,100	10,104
[4,7]	Hyundai Auto Lease Securitization Trust
	2015-A	1.650%	8/15/19	21,000	21,084
[4,7]	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	21,250	21,336
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	8,051	8,137
4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	5,805	5,816
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	9,790	9,872
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	6,500	6,630
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	5,470	5,581
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	8,350	8,400
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	5,710	5,715
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	10,050	10,096
[4,6,7]Hyundai Floorplan Master Owner Trust Series
	2013-1	0.831%	5/15/18	8,950	8,927
[4,7]	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	16,395	16,477
6	Illinois Student Assistance Commission Series
	2010-1	1.327%	4/25/22	17,041	17,136
[4,6,7]Invitation Homes 2014-SFR1 Trust		1.680%	6/17/31	24,491	24,491
[4,6,7]Invitation Homes 2014-SFR2 Trust		1.282%	9/17/31	11,731	11,731
[4,6,7]Invitation Homes 2014-SFR2 Trust		1.782%	9/17/31	8,980	8,999
[4,6,7]Invitation Homes 2015-SFR2 Trust		1.528%	6/17/32	7,525	7,551
[4,7]	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	14,450	14,903
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	28,330	29,083
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	6.057%	4/15/45	34,701	36,169
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	4,833	5,181
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	43,815	47,333
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	39,193	41,701
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	29,204	31,538
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	6,185	7,115
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	2,300	2,434
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	3,300	3,465
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	3,140	3,419
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.689%	11/15/43	6,225	6,954
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.689%	11/15/43	7,100	7,642

[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	17,600	18,937
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	26,091	29,383
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	2,930	3,250
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.500%	8/15/46	4,100	4,777
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	18,490	19,694
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	13,145	13,417
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	4,208
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	29,684
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,850	6,048
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	40,130	40,833
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	14,110	15,449
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	9,630	10,300
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	1,300	1,399
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	9,700	10,708
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	14,600	16,251
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.111%	12/15/46	21,150	23,785
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.176%	12/15/46	9,770	10,695
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	4,885	4,923
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	11,321	11,576
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	17,080	18,245
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.162%	7/15/45	7,520	8,145
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	16,407	17,132
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	17,400	18,695
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	24,290	25,315
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	4,050	4,328
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	27,200	29,947
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	17,820	19,884
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.251%	11/15/45	13,360	14,716
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	22,300	24,666

4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	18,600	20,401
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	12,950	14,334
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.970%	2/15/47	13,200	14,674
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.970%	2/15/47	5,850	6,280
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	8,370	8,831
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	10,310	10,952
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	44,910	47,017
6	Kentucky Higher Education Student Loan
	Corp. 2013-2	0.779%	9/1/28	11,854	11,823
[4,6,7]Kildare Securities Ltd. 2007-1A		0.385%	12/10/43	2,630	2,614
[4,7]	Ladder Capital Commercial Mortgage 2013-
	GCP Mortgage Trust	3.388%	5/15/31	18,640	19,462
[4,6,7]Lanark Master Issuer plc 2012-2A		1.662%	12/22/54	23,136	23,285
[4,6,7]Lanark Master Issuer plc 2013-1A		0.762%	12/22/54	15,330	15,327
4	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	55,637	57,323
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	21,005	21,946
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	9,755	10,256
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	29,155	31,155
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	27,102	29,561
[4,7]	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	6,896	6,903
[4,7]	Madison Avenue Trust 2013-650M	3.843%	10/12/32	12,460	13,366
[4,7]	Master Credit Card Trust 2012-2A	1.970%	4/21/17	3,900	3,914
[4,7]	Master Credit Card Trust 2013-3A	2.280%	1/22/18	4,219	4,222
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.176%	4/25/34	1,917	1,753
[4,6]	MBNA Credit Card Master Note Trust 2004-
	A3	0.442%	8/16/21	89,145	88,859
[4,7]	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	51,264	51,336
[4,6,7]Mercedes-Benz Master Owner Trust 2015-B		0.560%	4/15/20	9,160	9,160
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	1.884%	2/25/33	2,737	2,515
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.605%	7/25/33	815	826
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	11,620	12,121
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	8,466	9,157
[4,7]	Miramax LLC 2014-1A	3.340%	7/20/26	4,212	4,251
4	ML-CFC Commercial Mortgage Trust 2006-2	6.060%	6/12/46	8,085	8,400
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	7,411	7,406
[4,7]	MMAF Equipment Finance LLC 2009-A	3.510%	1/15/30	4,503	4,515
[4,7]	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	17,389	17,509
[4,7]	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	27,566	28,276
[4,7]	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	13,700	13,817
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	21,300	22,172
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	2,000	2,144
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	5,700	5,812
[4,7]	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	21,775	22,030

4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.218%	7/15/46	27,100	29,979
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	22,200	23,235
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.363%	8/15/46	45,116	50,114
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	8,080	8,673
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	8,300	9,111
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	6,400	6,539
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	2,940	3,018
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	22,100	22,803
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	16,600	18,183
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	17,500	19,418
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	27,350	29,590
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	9,540	10,366
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.483%	6/15/47	12,300	13,120
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.916%	6/15/47	12,300	13,037
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	19,580	20,923
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	5,340	5,765
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	11,150	12,082
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.326%	12/15/47	14,610	15,270
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.526%	12/15/47	6,390	6,718
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.069%	2/15/48	8,060	8,277
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.249%	2/15/48	4,475	4,597
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	5/15/46	15,140	15,564
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	51,869	54,171
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	11,135	11,718
4	Morgan Stanley Capital I Trust 2007-IQ15	6.104%	6/11/49	35,881	38,778
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	54,043	58,222
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	3,143	3,287
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,669
[4,7]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,045	17,633
[4,7]	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	30,171
[4,7]	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	10,690	11,220
[4,7]	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	25,700	27,105
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.121%	6/25/36	11,599	10,916
[4,6]	Navient Student Loan Trust 2014-1	0.931%	2/25/39	5,940	5,852
[4,6]	Navient Student Loan Trust 2015-1	0.781%	4/25/40	8,650	8,656

[4,6]	New Mexico Educational Assistance
	Foundation 2013-1	0.879%	1/2/25	25,967	25,831
[4,6]	Nissan Master Owner Trust Receivables
	Series 2013-A	0.482%	2/15/18	38,869	38,851
4	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	12,139	12,152
7	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	24,250	24,554
6	North Carolina State Education Assistance
	Authority 2011-1	1.177%	1/26/26	24,805	24,743
[4,6]	North Carolina State Education Assistance
	Authority 2011-2	1.056%	7/25/25	5,320	5,336
[4,7]	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	10,065	11,288
[4,6,7]PFS Financing Corp. 2014-AA		0.781%	2/15/19	8,300	8,292
[4,6,7]PFS Financing Corp. 2015-AA		0.826%	4/15/20	10,150	10,143
[4,6,7]Resimac MBS Trust 2014-1A		0.968%	12/12/45	17,933	17,944
[4,8]	RFMSI Series 2006-SA2 Trust	3.531%	8/25/36	24,612	21,373
[4,8]	RFMSI Series 2006-SA3 Trust	3.602%	9/25/36	8,870	7,365
	Royal Bank of Canada	1.875%	2/5/20	24,700	24,668
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	24,054	24,170
4	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	7,946	7,968
[4,6,7]Silver Bay Realty 2014-1 Trust		1.182%	9/17/31	10,995	10,946
[4,6,7]Silver Bay Realty 2014-1 Trust		1.632%	9/17/31	6,500	6,434
[4,6]	SLM Student Loan Trust 2005-5	0.377%	4/25/25	42,346	42,157
[4,6]	SLM Student Loan Trust 2005-9	0.397%	1/27/25	16,869	16,769
[4,6]	SLM Student Loan Trust 2006-5	0.387%	1/25/27	24,500	24,297
[4,6]	SLM Student Loan Trust 2006-6	0.387%	10/27/25	36,118	35,859
[4,6]	SLM Student Loan Trust 2007-1	0.367%	1/26/26	66,950	65,582
[4,6,7]SLM Student Loan Trust 2011-A		1.181%	10/15/24	6,758	6,777
[4,7]	SLM Student Loan Trust 2011-A	4.370%	4/17/28	12,100	12,927
[4,7]	SLM Student Loan Trust 2011-B	3.740%	2/15/29	60,000	62,910
[4,6,7]SLM Student Loan Trust 2011-C		1.582%	12/15/23	5,837	5,857
[4,7]	SLM Student Loan Trust 2011-C	4.540%	10/17/44	22,200	24,020
[4,6,7]SLM Student Loan Trust 2012-B		1.281%	12/15/21	2,101	2,103
[4,7]	SLM Student Loan Trust 2012-B	3.480%	10/15/30	15,048	15,569
[4,6,7]SLM Student Loan Trust 2012-E		0.932%	10/16/23	11,381	11,405
[4,6,7]SLM Student Loan Trust 2013-1		1.231%	5/17/27	24,000	24,028
[4,7]	SLM Student Loan Trust 2013-1	2.500%	3/15/47	8,000	7,771
[4,6]	SLM Student Loan Trust 2013-6	0.831%	6/26/28	19,400	19,212
[4,7]	SLM Student Loan Trust 2013-B	1.850%	6/17/30	14,650	14,546
[4,7]	SLM Student Loan Trust 2013-B	3.000%	5/16/44	14,700	14,583
[4,7]	SLM Student Loan Trust 2013-C	3.500%	6/15/44	5,860	5,916
[4,6]	SLM Student Loan Trust 2014-1	0.781%	2/26/29	10,900	10,899
[4,7]	SLM Student Loan Trust 2014-A	2.590%	1/15/26	4,500	4,601
[4,7]	SLM Student Loan Trust 2014-A	3.500%	11/15/44	4,100	4,110
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	14,212	14,206
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	9,023	9,038
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	18,344	18,324
[4,7]	Sonic Capital LLC 2011-1A	5.438%	5/20/41	13,128	13,847
[4,6]	South Carolina Student Loan Corp. Revenue
	2010-1	1.277%	7/25/25	24,093	24,256
7	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	11,250	11,203
[4,7]	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	24,490	24,412
7	Stadshypotek AB	1.750%	4/9/20	35,833	35,575
[4,6,7]SWAY Residential 2014-1 Trust		1.480%	1/17/32	22,706	22,809
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	14,500	14,668

[4,7]	Tidewater Auto Receivables Trust 2014-AA	1.400%	7/15/18	4,000	3,999
[4,7]	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	22,300	23,494
7	Toronto-Dominion Bank	1.950%	4/2/20	35,735	35,712
[4,6,7]Trade MAPS 1 Ltd. 2013-1A		0.881%	12/10/18	29,820	29,853
[4,6,7]Trade MAPS 1 Ltd. 2013-1A		1.431%	12/10/18	5,640	5,643
[4,6,7]Trade MAPS 1 Ltd. 2013-1A		2.431%	12/10/18	3,095	3,090
[4,6,7]Trafigura Securitisation Finance plc 2014-1		1.132%	10/15/21	20,770	20,737
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,358
[4,7]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	24,595	25,690
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	8,915	9,045
[4,7]	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	13,250	13,484
[4,7]	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	11,130	11,950
[4,7]	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	3,270	3,499
[4,7]	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	2,450	2,587
[4,7]	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	39,464	39,629
[4,7]	Volvo Financial Equipment LLC Series 2012-1	2.380%	9/16/19	5,350	5,371
[4,7]	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	9,160	9,220
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	7,730	7,995
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	22,337	23,469
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	40,751	42,750
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	34,911	36,777
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18	2.508%	1/25/33	226	229
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7	2.299%	8/25/33	1,415	1,386
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9	2.405%	9/25/33	2,012	2,015
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	29,967	30,783
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,650	1,739
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	8,075	8,787
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	34,646	38,473
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.436%	7/15/46	4,906	5,421
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	17,100	18,113
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	43,100	46,416
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	7,100	7,644
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	12,250	13,054
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	6,830	7,093
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.244%	12/15/47	31,900	33,255
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	13,450	13,780

4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	13,450	13,708
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.278%	2/15/48	8,570	8,940
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	8,570	8,938
[4,8]	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.617%	10/25/36	21,471	20,509
7	Westpac Banking Corp.	1.850%	11/26/18	27,865	28,128
7	Westpac Banking Corp.	2.000%	3/3/20	24,850	24,868
[4,7]	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	18,630	19,841
[4,7]	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	11,545	12,794
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	8,855	9,055
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,630	12,327
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,503
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,400	4,544
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	17,145	17,538
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,981
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,230	2,309
4	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	7,976	8,280
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	22,490	24,200
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	2,800	3,100
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	14,650	16,517
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	3,500	3,736
4	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	9,770	10,703
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	8,940	9,341
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	6,710	7,210
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	25,260	28,018
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.827%	12/15/46	5,775	6,396
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	17,254	18,943
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	21,637	23,148
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	22,270	24,330
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	4,500	4,710
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	14,490	15,443
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	7,130	7,606
4	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	12,290	12,628
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	4,980	5,382

4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	2,100	2,233
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	22,500	24,669
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	19,000	19,044
[4,6]	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.703%	2/15/22	20,670	20,677
[4,6,7]World Omni Master Owner Trust 2013-1		0.532%	2/15/18	17,848	17,837
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $9,363,379)					9,473,825
Corporate Bonds (60.4%)
Finance (28.5%)
	Banking (22.4%)
	Abbey National Treasury Services plc	4.000%	4/27/16	35,212	36,297
	Abbey National Treasury Services plc	1.375%	3/13/17	93,971	94,239
	Abbey National Treasury Services plc	1.650%	9/29/17	5,280	5,302
	Abbey National Treasury Services plc	3.050%	8/23/18	45,920	47,817
	Abbey National Treasury Services plc	2.350%	9/10/19	8,485	8,607
	Abbey National Treasury Services plc	2.375%	3/16/20	78,145	78,651
7	ABN AMRO Bank NV	4.250%	2/2/17	9,965	10,468
7	ABN AMRO Bank NV	2.500%	10/30/18	22,475	22,977
	American Express Centurion Bank	6.000%	9/13/17	64,650	71,488
	American Express Co.	6.150%	8/28/17	19,963	22,132
	American Express Co.	7.000%	3/19/18	22,315	25,678
	American Express Credit Corp.	2.750%	9/15/15	55,697	56,129
	American Express Credit Corp.	2.800%	9/19/16	56,170	57,748
	American Express Credit Corp.	2.375%	3/24/17	31,210	32,011
	American Express Credit Corp.	1.550%	9/22/17	11,440	11,505
	American Express Credit Corp.	2.125%	3/18/19	24,425	24,643
	American Express Credit Corp.	2.250%	8/15/19	37,090	37,537
7	ANZ New Zealand International Ltd.	1.750%	3/29/18	29,305	29,408
	Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	19,500	19,533
7	Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	28,325	28,940
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	53,942	54,589
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	16,600	16,553
7	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	36,815	38,348
7	Banco Votorantim SA	5.250%	2/11/16	11,720	11,938
	Bank of America Corp.	3.700%	9/1/15	5,940	5,993
	Bank of America Corp.	1.500%	10/9/15	24,336	24,408
	Bank of America Corp.	3.625%	3/17/16	32,076	32,829
	Bank of America Corp.	6.050%	5/16/16	33,472	35,063
	Bank of America Corp.	3.750%	7/12/16	52,549	54,149
	Bank of America Corp.	6.500%	8/1/16	81,244	86,420
	Bank of America Corp.	5.420%	3/15/17	21,197	22,527
	Bank of America Corp.	5.700%	5/2/17	6,525	7,017
	Bank of America Corp.	6.400%	8/28/17	14,568	16,082
	Bank of America Corp.	6.000%	9/1/17	43,443	47,597
	Bank of America Corp.	5.750%	12/1/17	63,938	70,330
	Bank of America Corp.	2.000%	1/11/18	56,895	57,317
	Bank of America Corp.	6.875%	4/25/18	51,349	58,672
	Bank of America Corp.	5.650%	5/1/18	15,500	17,145
	Bank of America Corp.	2.600%	1/15/19	117,339	119,185
	Bank of America Corp.	2.250%	4/21/20	14,530	14,385
	Bank of America NA	1.125%	11/14/16	63,100	63,250
	Bank of America NA	1.250%	2/14/17	19,100	19,154
	Bank of America NA	5.300%	3/15/17	9,760	10,401
	Bank of America NA	6.100%	6/15/17	6,429	6,984

Bank of America NA	1.650%	3/26/18	70,815	70,863
Bank of Montreal	2.500%	1/11/17	18,545	19,097
Bank of Montreal	1.300%	7/14/17	19,000	19,091
Bank of Montreal	1.400%	9/11/17	25,675	25,794
Bank of Montreal	1.450%	4/9/18	10,670	10,702
Bank of Montreal	1.400%	4/10/18	31,155	31,203
Bank of New York Mellon Corp.	2.300%	7/28/16	8,594	8,761
Bank of New York Mellon Corp.	2.400%	1/17/17	28,950	29,652
Bank of New York Mellon Corp.	1.969%	6/20/17	8,100	8,238
Bank of New York Mellon Corp.	2.100%	1/15/19	3,460	3,493
Bank of New York Mellon Corp.	2.200%	5/15/19	43,940	44,475
Bank of New York Mellon Corp.	2.300%	9/11/19	29,290	29,710
Bank of New York Mellon Corp.	2.150%	2/24/20	21,000	21,072
Bank of Nova Scotia	2.050%	10/7/15	14,618	14,724
Bank of Nova Scotia	0.750%	10/9/15	29,298	29,348
Bank of Nova Scotia	2.900%	3/29/16	43,962	44,920
Bank of Nova Scotia	1.375%	7/15/16	38,978	39,305
Bank of Nova Scotia	2.550%	1/12/17	90,083	92,535
Bank of Nova Scotia	1.250%	4/11/17	9,765	9,812
Bank of Nova Scotia	1.300%	7/21/17	21,154	21,242
Bank of Nova Scotia	1.375%	12/18/17	31,425	31,494
Bank of Nova Scotia	1.450%	4/25/18	46,055	46,087
Bank of Nova Scotia	2.050%	10/30/18	68,761	69,793
Bank of Nova Scotia	2.050%	6/5/19	10,850	10,921
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	11,750	11,843
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	39,075	39,282
Barclays Bank plc	5.000%	9/22/16	15,695	16,549
Barclays Bank plc	2.500%	2/20/19	51,925	52,995
Barclays Bank plc	6.750%	5/22/19	27,855	32,827
Barclays plc	2.750%	11/8/19	71,570	72,593
BB&T Corp.	5.200%	12/23/15	21,527	22,112
BB&T Corp.	3.200%	3/15/16	14,240	14,524
BB&T Corp.	2.150%	3/22/17	69,521	70,892
BB&T Corp.	4.900%	6/30/17	9,750	10,433
BB&T Corp.	1.600%	8/15/17	6,820	6,872
BB&T Corp.	2.050%	6/19/18	18,058	18,274
BB&T Corp.	2.450%	1/15/20	24,415	24,702
Bear Stearns Cos. LLC	5.300%	10/30/15	22,331	22,817
Bear Stearns Cos. LLC	5.550%	1/22/17	24,436	26,126
Bear Stearns Cos. LLC	6.400%	10/2/17	38,076	42,398
Bear Stearns Cos. LLC	7.250%	2/1/18	21,551	24,722
BNP Paribas SA	3.600%	2/23/16	84,830	86,734
BNP Paribas SA	1.375%	3/17/17	46,900	46,948
BNP Paribas SA	2.375%	9/14/17	88,726	90,666
BNP Paribas SA	2.700%	8/20/18	70,011	72,229
BNP Paribas SA	2.400%	12/12/18	2,850	2,901
BPCE SA	1.613%	7/25/17	17,366	17,386
BPCE SA	1.625%	1/26/18	9,770	9,814
BPCE SA	2.500%	12/10/18	109,780	112,577
BPCE SA	2.250%	1/27/20	14,785	14,895
Branch Banking & Trust Co.	5.625%	9/15/16	9,510	10,083
Branch Banking & Trust Co.	1.000%	4/3/17	25,400	25,401
Branch Banking & Trust Co.	1.350%	10/1/17	29,280	29,344
7 Caisse Centrale Desjardins	1.750%	1/29/18	68,370	68,541
Canadian Imperial Bank of Commerce	1.550%	1/23/18	27,065	27,226
Capital One Bank USA NA	1.150%	11/21/16	11,720	11,686
Capital One Bank USA NA	1.200%	2/13/17	8,750	8,727
Capital One Bank USA NA	2.150%	11/21/18	14,650	14,752

	Capital One Bank USA NA	2.250%	2/13/19	24,420	24,451
	Capital One Bank USA NA	2.300%	6/5/19	32,965	32,946
	Capital One Financial Corp.	6.150%	9/1/16	4,335	4,606
	Capital One Financial Corp.	2.450%	4/24/19	28,005	28,233
	Capital One Financial Corp.	3.200%	2/5/25	14,400	14,117
	Capital One NA	1.500%	9/5/17	17,570	17,547
	Capital One NA	1.650%	2/5/18	27,200	27,072
	Capital One NA	1.500%	3/22/18	60,395	59,879
	Capital One NA	2.400%	9/5/19	31,440	31,550
	Citigroup Inc.	4.700%	5/29/15	18,744	18,797
	Citigroup Inc.	1.250%	1/15/16	3,941	3,954
	Citigroup Inc.	1.300%	4/1/16	13,644	13,693
	Citigroup Inc.	3.953%	6/15/16	54,042	55,796
	Citigroup Inc.	5.850%	8/2/16	8,595	9,080
	Citigroup Inc.	4.450%	1/10/17	51,479	54,088
	Citigroup Inc.	1.350%	3/10/17	7,914	7,906
	Citigroup Inc.	1.550%	8/14/17	13,826	13,827
	Citigroup Inc.	6.125%	11/21/17	53,745	59,632
	Citigroup Inc.	1.850%	11/24/17	48,830	49,186
	Citigroup Inc.	1.800%	2/5/18	36,140	36,212
	Citigroup Inc.	1.700%	4/27/18	83,010	82,661
	Citigroup Inc.	1.750%	5/1/18	68,076	67,927
	Citigroup Inc.	6.125%	5/15/18	9,760	10,972
	Citigroup Inc.	2.500%	9/26/18	61,030	62,215
	Citigroup Inc.	2.550%	4/8/19	59,260	60,137
	Citigroup Inc.	2.500%	7/29/19	21,060	21,250
[4,7,9]Colonial BancGroup Inc.		7.114%	5/29/49	25,100	2
	Comerica Bank	5.750%	11/21/16	17,000	18,211
	Comerica Bank	5.200%	8/22/17	6,825	7,380
	Commonwealth Bank of Australia	1.250%	9/18/15	33,150	33,249
7	Commonwealth Bank of Australia	3.250%	3/17/16	30,600	31,295
	Commonwealth Bank of Australia	1.125%	3/13/17	9,750	9,776
	Commonwealth Bank of Australia	1.400%	9/8/17	53,400	53,647
	Commonwealth Bank of Australia	1.900%	9/18/17	19,030	19,350
	Commonwealth Bank of Australia	1.625%	3/12/18	23,445	23,621
	Commonwealth Bank of Australia	2.500%	9/20/18	64,205	66,084
	Commonwealth Bank of Australia	2.250%	3/13/19	57,815	58,534
	Commonwealth Bank of Australia	2.300%	9/6/19	34,200	34,576
	Commonwealth Bank of Australia	2.300%	3/12/20	21,490	21,664
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	89,189	92,686
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	1.700%	3/19/18	46,263	46,606
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	76,230	77,275
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/20	25,125	25,367
10	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.750%	11/9/20	19,526	24,571
	Countrywide Financial Corp.	6.250%	5/15/16	37,914	39,813
	Credit Suisse	1.375%	5/26/17	38,775	38,812
	Credit Suisse	2.300%	5/28/19	69,795	70,080
	Credit Suisse	4.375%	8/5/20	2,030	2,237
	Credit Suisse AG	1.750%	1/29/18	40,800	40,891
7	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	29,305	29,460
	Credit Suisse USA Inc.	5.125%	8/15/15	45,875	46,471
	Credit Suisse USA Inc.	5.375%	3/2/16	16,725	17,355
	Credit Suisse NY	1.700%	4/27/18	58,595	58,433

7	Danske Bank A/S	3.875%	4/14/16	34,300	35,229
	Deutsche Bank AG	3.250%	1/11/16	38,861	39,571
	Deutsche Bank AG	1.400%	2/13/17	93,890	93,990
	Deutsche Bank AG	6.000%	9/1/17	97,907	107,595
	Deutsche Bank AG	1.875%	2/13/18	56,405	56,585
	Deutsche Bank AG	2.500%	2/13/19	21,485	21,800
	Fifth Third Bank	0.900%	2/26/16	24,395	24,409
	Fifth Third Bank	2.375%	4/25/19	38,830	39,332
	First Horizon National Corp.	5.375%	12/15/15	31,966	32,694
	First Republic Bank	2.375%	6/17/19	47,605	48,053
	Goldman Sachs Group Inc.	3.300%	5/3/15	5,307	5,307
	Goldman Sachs Group Inc.	3.700%	8/1/15	50,099	50,454
	Goldman Sachs Group Inc.	5.350%	1/15/16	43,487	44,821
	Goldman Sachs Group Inc.	3.625%	2/7/16	4,999	5,102
	Goldman Sachs Group Inc.	5.625%	1/15/17	37,115	39,609
11	Goldman Sachs Group Inc.	6.125%	5/14/17	37,400	62,139
	Goldman Sachs Group Inc.	6.250%	9/1/17	73,865	81,506
	Goldman Sachs Group Inc.	5.950%	1/18/18	108,310	119,974
	Goldman Sachs Group Inc.	2.375%	1/22/18	50,700	51,595
	Goldman Sachs Group Inc.	6.150%	4/1/18	31,713	35,519
	Goldman Sachs Group Inc.	2.900%	7/19/18	76,640	78,974
12	Goldman Sachs Group Inc.	5.000%	8/8/18	12,310	10,219
	Goldman Sachs Group Inc.	2.625%	1/31/19	90,880	92,598
	Goldman Sachs Group Inc.	2.550%	10/23/19	17,910	18,118
7	HSBC Bank plc	1.500%	5/15/18	17,965	17,914
	HSBC Bank USA NA	6.000%	8/9/17	10,110	11,080
4	HSBC Holdings plc	6.375%	3/29/49	10,560	10,877
4	HSBC Holdings plc	6.375%	12/29/49	10,650	10,969
	HSBC USA Inc.	1.500%	11/13/17	7,190	7,214
	HSBC USA Inc.	1.625%	1/16/18	56,555	56,733
	HSBC USA Inc.	2.625%	9/24/18	63,495	65,217
	HSBC USA Inc.	2.250%	6/23/19	29,545	29,784
	HSBC USA Inc.	2.375%	11/13/19	48,435	48,747
	Huntington Bancshares Inc.	2.600%	8/2/18	43,955	44,770
	Huntington National Bank	1.375%	4/24/17	25,150	25,154
7	ING Bank NV	3.750%	3/7/17	66,683	69,556
7	ING Bank NV	2.450%	3/16/20	39,075	39,517
	Intesa Sanpaolo SPA	3.125%	1/15/16	59,065	59,778
	Intesa Sanpaolo SPA	2.375%	1/13/17	71,950	72,659
	Intesa Sanpaolo SPA	3.875%	1/16/18	55,390	57,945
	JPMorgan Chase & Co.	3.400%	6/24/15	29,286	29,399
	JPMorgan Chase & Co.	5.150%	10/1/15	9,836	10,015
	JPMorgan Chase & Co.	1.100%	10/15/15	35,284	35,350
	JPMorgan Chase & Co.	2.600%	1/15/16	38,773	39,261
	JPMorgan Chase & Co.	1.125%	2/26/16	4,476	4,490
	JPMorgan Chase & Co.	3.450%	3/1/16	99,006	101,169
	JPMorgan Chase & Co.	3.150%	7/5/16	49,792	51,037
	JPMorgan Chase & Co.	1.350%	2/15/17	12,476	12,516
	JPMorgan Chase & Co.	2.000%	8/15/17	25,984	26,357
	JPMorgan Chase & Co.	6.000%	1/15/18	71,913	80,151
	JPMorgan Chase & Co.	1.800%	1/25/18	19,720	19,837
	JPMorgan Chase & Co.	1.700%	3/1/18	49,200	49,368
	JPMorgan Chase & Co.	1.625%	5/15/18	48,046	48,073
	JPMorgan Chase & Co.	2.350%	1/28/19	59,070	59,906
	JPMorgan Chase & Co.	6.300%	4/23/19	15,163	17,491
	JPMorgan Chase & Co.	2.200%	10/22/19	43,950	43,905
	JPMorgan Chase & Co.	2.250%	1/23/20	55,770	55,634
4	JPMorgan Chase & Co.	5.300%	12/29/49	24,510	24,541

	JPMorgan Chase Bank NA	5.875%	6/13/16	9,750	10,271
11	JPMorgan Chase Bank NA	5.375%	9/28/16	13,750	22,247
	JPMorgan Chase Bank NA	6.000%	7/5/17	8,592	9,412
	JPMorgan Chase Bank NA	6.000%	10/1/17	35,313	39,064
	KeyBank NA	1.650%	2/1/18	5,305	5,323
[4,7]	LBG Capital No.1 plc	8.000%	12/29/49	14,560	15,870
	Lloyds Bank plc	4.875%	1/21/16	12,562	12,933
	Lloyds Bank plc	2.300%	11/27/18	13,185	13,409
	Lloyds Bank plc	2.350%	9/5/19	15,160	15,339
	Lloyds Bank plc	2.400%	3/17/20	34,190	34,482
7	Macquarie Bank Ltd.	2.000%	8/15/16	41,911	42,437
7	Macquarie Bank Ltd.	1.600%	10/27/17	57,550	57,566
7	Macquarie Bank Ltd.	2.400%	1/21/20	36,370	36,720
	Manufacturers & Traders Trust Co.	1.250%	1/30/17	9,750	9,774
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	39,089	44,006
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	34,010	33,957
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	43,530	44,132
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	40,550	40,852
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	19,530	19,482
4	Manufacturers & Traders Trust Co.	5.629%	12/1/21	9,755	10,129
7	Mitsubishi UFJ Trust & Banking Corp.	1.600%	10/16/17	29,290	29,340
7	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	29,290	29,619
	Morgan Stanley	4.000%	7/24/15	16,600	16,723
	Morgan Stanley	5.375%	10/15/15	26,120	26,652
	Morgan Stanley	3.450%	11/2/15	9,750	9,874
	Morgan Stanley	3.800%	4/29/16	39,075	40,194
	Morgan Stanley	5.750%	10/18/16	69,245	73,813
	Morgan Stanley	5.450%	1/9/17	27,352	29,183
	Morgan Stanley	5.550%	4/27/17	19,495	21,017
	Morgan Stanley	6.250%	8/28/17	8,665	9,563
	Morgan Stanley	5.950%	12/28/17	54,821	60,754
	Morgan Stanley	1.875%	1/5/18	62,508	62,717
	Morgan Stanley	6.625%	4/1/18	22,850	25,876
	Morgan Stanley	2.125%	4/25/18	30,740	31,067
	Morgan Stanley	2.500%	1/24/19	33,000	33,500
	Morgan Stanley	2.375%	7/23/19	44,790	44,952
	Morgan Stanley	2.650%	1/27/20	32,700	33,027
	MUFG Americas Holdings Corp.	1.625%	2/9/18	14,400	14,415
	MUFG Americas Holdings Corp.	2.250%	2/10/20	29,300	29,333
	MUFG Union Bank NA	5.950%	5/11/16	53,730	56,325
	MUFG Union Bank NA	3.000%	6/6/16	56,590	57,811
	MUFG Union Bank NA	1.500%	9/26/16	39,855	40,131
	MUFG Union Bank NA	2.125%	6/16/17	29,740	30,214
	MUFG Union Bank NA	2.625%	9/26/18	39,640	40,756
	MUFG Union Bank NA	2.250%	5/6/19	24,420	24,631
	National Australia Bank Ltd.	1.600%	8/7/15	9,750	9,782
	National Australia Bank Ltd.	2.300%	7/25/18	21,800	22,239
	National City Bank	5.250%	12/15/16	14,250	15,152
	National City Bank	5.800%	6/7/17	14,625	15,958
	National City Corp.	6.875%	5/15/19	8,085	9,499
7	Nationwide Building Society	2.350%	1/21/20	39,835	39,988
	PNC Bank NA	0.800%	1/28/16	26,345	26,415
	PNC Bank NA	5.250%	1/15/17	27,935	29,872
	PNC Bank NA	1.125%	1/27/17	46,690	46,848
	PNC Bank NA	4.875%	9/21/17	14,135	15,222
	PNC Bank NA	1.500%	10/18/17	48,800	49,085
	PNC Bank NA	6.000%	12/7/17	4,885	5,401
	PNC Bank NA	1.500%	2/23/18	55,800	56,020

PNC Bank NA	6.875%	4/1/18	4,197	4,803
PNC Bank NA	2.200%	1/28/19	48,707	49,170
PNC Bank NA	2.250%	7/2/19	44,590	45,149
PNC Bank NA	2.400%	10/18/19	43,940	44,620
PNC Funding Corp.	4.250%	9/21/15	23,385	23,703
PNC Funding Corp.	2.700%	9/19/16	40,143	41,061
PNC Funding Corp.	5.625%	2/1/17	4,380	4,691
PNC Funding Corp.	5.125%	2/8/20	7,230	8,221
Regions Bank	7.500%	5/15/18	7,579	8,765
Regions Financial Corp.	2.000%	5/15/18	27,350	27,226
Royal Bank of Canada	2.875%	4/19/16	73,300	75,008
Royal Bank of Canada	2.300%	7/20/16	41,185	41,982
Royal Bank of Canada	1.250%	6/16/17	19,520	19,577
Royal Bank of Canada	1.400%	10/13/17	26,360	26,500
Royal Bank of Canada	1.500%	1/16/18	3,900	3,927
Royal Bank of Canada	2.200%	7/27/18	25,890	26,462
Royal Bank of Scotland Group plc	6.400%	10/21/19	8,295	9,549
Royal Bank of Scotland plc	3.950%	9/21/15	43,808	44,328
Royal Bank of Scotland plc	4.375%	3/16/16	13,710	14,100
Royal Bank of Scotland plc	5.625%	8/24/20	12,650	14,592
Royal Bank of Scotland plc	6.125%	1/11/21	1,380	1,635
Santander Bank NA	8.750%	5/30/18	33,955	39,741
Societe Generale SA	2.750%	10/12/17	24,310	25,017
State Street Bank & Trust Co.	5.300%	1/15/16	7,261	7,498
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	14,620	14,623
SunTrust Banks Inc.	3.500%	1/20/17	12,711	13,196
SunTrust Banks Inc.	6.000%	9/11/17	8,795	9,695
Svenska Handelsbanken AB	2.500%	1/25/19	39,685	40,632
Svenska Handelsbanken AB	2.250%	6/17/19	17,975	18,220
7 Swedbank AB	2.200%	3/4/20	13,480	13,496
Synchrony Financial	3.000%	8/15/19	84,600	86,220
Synchrony Financial	2.700%	2/3/20	39,200	39,244
Synchrony Financial	3.750%	8/15/21	9,760	10,066
Toronto-Dominion Bank	2.500%	7/14/16	23,423	23,940
Toronto-Dominion Bank	1.625%	3/13/18	63,495	64,061
Toronto-Dominion Bank	1.400%	4/30/18	28,510	28,555
Toronto-Dominion Bank	2.125%	7/2/19	63,831	64,829
Toronto-Dominion Bank	2.250%	11/5/19	57,880	58,741
UBS AG	5.875%	12/20/17	52,925	58,649
UBS AG	1.800%	3/26/18	54,700	54,768
UBS AG	5.750%	4/25/18	72,185	80,700
UBS AG	2.375%	8/14/19	44,990	45,301
US Bancorp	2.200%	4/25/19	8,860	9,014
US Bank NA	1.100%	1/30/17	5,729	5,755
US Bank NA	1.375%	9/11/17	42,077	42,308
US Bank NA	1.350%	1/26/18	22,067	22,134
US Bank NA	2.125%	10/28/19	37,470	37,872
6 US Bank NA	2.282%	4/29/20	36,995	36,999
Wachovia Bank NA	5.000%	8/15/15	9,750	9,869
Wachovia Bank NA	5.600%	3/15/16	26,540	27,669
Wachovia Bank NA	6.000%	11/15/17	53,763	59,802
Wachovia Corp.	5.625%	10/15/16	34,080	36,295
Wachovia Corp.	5.750%	6/15/17	37,230	40,793
Wachovia Corp.	5.750%	2/1/18	48,799	54,418
9 Washington Mutual Bank / Debt not acquired
by JPMorgan	6.875%	6/15/11	21,983	2
Wells Fargo & Co.	3.676%	6/15/16	53,334	55,089
Wells Fargo & Co.	1.150%	6/2/17	7,300	7,303

Wells Fargo & Co.	1.400%	9/8/17	36,020	36,188
Wells Fargo & Co.	5.625%	12/11/17	19,840	21,958
Wells Fargo & Co.	1.500%	1/16/18	12,300	12,340
Wells Fargo & Co.	2.150%	1/15/19	25,673	25,970
Wells Fargo & Co.	2.125%	4/22/19	62,240	62,809
Wells Fargo & Co.	2.150%	1/30/20	44,900	44,850
4 Wells Fargo & Co.	5.900%	12/29/49	7,240	7,584
Westpac Banking Corp.	1.125%	9/25/15	26,447	26,521
Westpac Banking Corp.	3.000%	12/9/15	33,086	33,581
Westpac Banking Corp.	0.950%	1/12/16	19,436	19,494
Westpac Banking Corp.	1.050%	11/25/16	24,571	24,643
Westpac Banking Corp.	1.200%	5/19/17	19,436	19,503
Westpac Banking Corp.	2.000%	8/14/17	54,486	55,487
Westpac Banking Corp.	1.500%	12/1/17	48,825	49,110
Westpac Banking Corp.	1.600%	1/12/18	44,378	44,663
Westpac Banking Corp.	2.250%	7/30/18	20,830	21,284
Westpac Banking Corp.	2.250%	1/17/19	23,400	23,789
Westpac Banking Corp.	4.875%	11/19/19	35,464	39,763
Zions Bancorporation	5.500%	11/16/15	819	834

Brokerage (0.6%)
Ameriprise Financial Inc.	5.650%	11/15/15	3,160	3,239
4 Ameriprise Financial Inc.	7.518%	6/1/66	6,634	6,899
Charles Schwab Corp.	6.375%	9/1/17	5,860	6,543
Charles Schwab Corp.	1.500%	3/10/18	19,535	19,619
Franklin Resources Inc.	1.375%	9/15/17	15,056	15,139
Jefferies Group LLC	5.125%	4/13/18	12,335	13,036
Legg Mason Inc.	2.700%	7/15/19	5,860	5,976
9 Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
Nomura Holdings Inc.	4.125%	1/19/16	23,440	23,928
Nomura Holdings Inc.	2.000%	9/13/16	93,195	94,133
Nomura Holdings Inc.	2.750%	3/19/19	26,430	26,953
NYSE Euronext	2.000%	10/5/17	39,586	40,122
TD Ameritrade Holding Corp.	2.950%	4/1/22	17,515	17,724
7 TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	60,100	61,436

Finance Companies (1.7%)
Air Lease Corp.	5.625%	4/1/17	81,514	87,016
Air Lease Corp.	3.375%	1/15/19	31,655	32,525
General Electric Capital Corp.	1.625%	7/2/15	24,383	24,431
General Electric Capital Corp.	4.375%	9/21/15	9,252	9,390
General Electric Capital Corp.	2.250%	11/9/15	18,773	18,944
General Electric Capital Corp.	1.000%	12/11/15	6,813	6,835
General Electric Capital Corp.	5.000%	1/8/16	22,888	23,604
General Electric Capital Corp.	2.950%	5/9/16	17,620	18,050
General Electric Capital Corp.	1.500%	7/12/16	38,903	39,322
General Electric Capital Corp.	3.350%	10/17/16	56,233	58,389
General Electric Capital Corp.	2.900%	1/9/17	14,748	15,279
General Electric Capital Corp.	5.400%	2/15/17	34,848	37,628
General Electric Capital Corp.	2.450%	3/15/17	76,293	78,402
General Electric Capital Corp.	5.625%	9/15/17	105,609	116,618
General Electric Capital Corp.	5.625%	5/1/18	106,280	119,514
General Electric Capital Corp.	6.000%	8/7/19	14,432	16,869
General Electric Capital Corp.	2.200%	1/9/20	44,590	45,257
4 General Electric Capital Corp.	6.375%	11/15/67	7,110	7,750
HSBC Finance Corp.	5.000%	6/30/15	44,573	44,887
HSBC Finance Corp.	5.500%	1/19/16	63,490	65,557

6	HSBC Finance Corp.	0.692%	6/1/16	17,234	17,213

	Insurance (2.1%)
	Aflac Inc.	2.400%	3/16/20	11,720	11,879
	Alleghany Corp.	5.625%	9/15/20	8,890	9,919
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	55,754	59,932
	Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,075	2,342
	Alterra Finance LLC	6.250%	9/30/20	9,765	11,425
	American Financial Group Inc.	9.875%	6/15/19	31,750	40,309
	American International Group Inc.	2.375%	8/24/15	9,750	9,796
	American International Group Inc.	5.050%	10/1/15	9,835	10,010
	American International Group Inc.	5.600%	10/18/16	41,978	44,726
11	American International Group Inc.	6.765%	11/15/17	14,642	25,329
	American International Group Inc.	5.850%	1/16/18	91,452	101,825
	American International Group Inc.	2.300%	7/16/19	35,798	36,207
	American International Group Inc.	3.875%	1/15/35	5,255	5,134
	Anthem Inc.	1.875%	1/15/18	19,336	19,460
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	19,334	21,783
	Assurant Inc.	2.500%	3/15/18	29,300	29,779
	Axis Specialty Finance LLC	5.875%	6/1/20	11,618	13,246
	AXIS Specialty Finance plc	2.650%	4/1/19	14,650	14,794
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	24,144	27,128
	Berkshire Hathaway Inc.	2.200%	8/15/16	4,850	4,948
	Berkshire Hathaway Inc.	2.100%	8/14/19	4,875	4,960
	CNA Financial Corp.	6.500%	8/15/16	20,495	21,879
	CNA Financial Corp.	7.350%	11/15/19	3,900	4,680
	Hartford Financial Services Group Inc.	4.000%	10/15/17	4,985	5,321
	Manulife Financial Corp.	3.400%	9/17/15	14,461	14,604
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	9,875	10,145
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	14,385	14,461
7	MassMutual Global Funding II	3.125%	4/14/16	11,760	12,046
7	MassMutual Global Funding II	2.000%	4/5/17	8,141	8,280
7	MassMutual Global Funding II	2.100%	8/2/18	12,735	12,996
7	MassMutual Global Funding II	2.500%	10/17/22	14,335	14,106
	MetLife Inc.	6.750%	6/1/16	40,736	43,301
	MetLife Inc.	1.756%	12/15/17	14,600	14,787
	MetLife Inc.	6.817%	8/15/18	13,300	15,493
	MetLife Inc.	7.717%	2/15/19	9,219	11,155
7	Metropolitan Life Global Funding I	1.500%	1/10/18	29,350	29,512
7	Metropolitan Life Global Funding I	2.300%	4/10/19	11,225	11,397
7	Metropolitan Life Global Funding I	2.000%	4/14/20	19,530	19,453
7	New York Life Global Funding	1.950%	2/11/20	17,975	17,939
	PartnerRe Finance A LLC	6.875%	6/1/18	20,530	23,346
	Principal Financial Group Inc.	1.850%	11/15/17	15,600	15,755
7	Principal Life Global Funding II	2.250%	10/15/18	11,725	11,976
7	Principal Life Global Funding II	2.200%	4/8/20	28,665	28,766
4	Progressive Corp.	6.700%	6/15/67	9,760	10,272
	Prudential Financial Inc.	3.000%	5/12/16	11,725	11,979
	Prudential Financial Inc.	7.375%	6/15/19	10,442	12,589
	Prudential Financial Inc.	2.350%	8/15/19	9,790	9,884
	Reinsurance Group of America Inc.	5.625%	3/15/17	12,900	13,871
	Reinsurance Group of America Inc.	6.450%	11/15/19	21,183	24,700
7	Reliance Standard Life Global Funding II	2.500%	1/15/20	52,630	52,875
7	Reliance Standard Life Global Funding II	2.375%	5/4/20	17,860	17,727
	Torchmark Corp.	9.250%	6/15/19	7,053	8,869
	Transatlantic Holdings Inc.	5.750%	12/14/15	18,420	18,952
	Travelers Cos. Inc.	5.800%	5/15/18	2,273	2,561
	Travelers Cos. Inc.	5.900%	6/2/19	2,930	3,389

Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,663
UnitedHealth Group Inc.	1.400%	12/15/17	12,210	12,305
UnitedHealth Group Inc.	2.300%	12/15/19	9,765	9,935
Unum Group	7.125%	9/30/16	13,498	14,578
7 UnumProvident Finance Co. plc	6.850%	11/15/15	9,895	10,192

Real Estate Investment Trusts (1.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	29,896	30,060
ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	112,260	109,685
ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	22,495	21,737
AvalonBay Communities Inc.	3.625%	10/1/20	8,980	9,495
BioMed Realty LP	3.850%	4/15/16	16,095	16,472
Boston Properties LP	3.700%	11/15/18	4,900	5,211
Boston Properties LP	5.875%	10/15/19	25,653	29,677
Brandywine Operating Partnership LP	5.700%	5/1/17	15,370	16,512
Brandywine Operating Partnership LP	4.950%	4/15/18	21,275	22,867
DDR Corp.	9.625%	3/15/16	8,701	9,330
DDR Corp.	7.500%	4/1/17	289	320
DDR Corp.	4.750%	4/15/18	29,245	31,424
DDR Corp.	7.500%	7/15/18	2,500	2,895
DDR Corp.	7.875%	9/1/20	7,085	8,818
Digital Realty Trust LP	4.500%	7/15/15	6,350	6,366
Digital Realty Trust LP	5.875%	2/1/20	29,982	34,068
Duke Realty LP	5.950%	2/15/17	882	951
Duke Realty LP	6.500%	1/15/18	3,235	3,624
ERP Operating LP	4.750%	7/15/20	4,304	4,779
7 Goodman Funding Pty Ltd.	6.375%	11/12/20	21,270	24,728
HCP Inc.	3.750%	2/1/16	32,511	33,178
HCP Inc.	6.700%	1/30/18	9,705	10,967
HCP Inc.	2.625%	2/1/20	12,357	12,428
HCP Inc.	5.375%	2/1/21	18,503	20,830
Health Care REIT Inc.	3.625%	3/15/16	46,635	47,682
Health Care REIT Inc.	4.700%	9/15/17	14,620	15,698
Health Care REIT Inc.	2.250%	3/15/18	15,769	15,986
Health Care REIT Inc.	4.125%	4/1/19	46,860	50,028
Health Care REIT Inc.	6.125%	4/15/20	14,650	17,006
Healthcare Realty Trust Inc.	6.500%	1/17/17	13,939	15,141
Highwoods Realty LP	5.850%	3/15/17	4,425	4,770
Kilroy Realty LP	4.800%	7/15/18	20,030	21,682
Liberty Property LP	5.500%	12/15/16	27,672	29,428
Liberty Property LP	4.750%	10/1/20	1,600	1,744
ProLogis LP	4.500%	8/15/17	7,300	7,767
ProLogis LP	2.750%	2/15/19	4,255	4,362
Realty Income Corp.	2.000%	1/31/18	4,870	4,911
Realty Income Corp.	6.750%	8/15/19	5,985	7,039
Regency Centers LP	5.875%	6/15/17	13,675	14,905
Senior Housing Properties Trust	4.300%	1/15/16	11,460	11,632
Senior Housing Properties Trust	3.250%	5/1/19	36,150	36,685
Simon Property Group LP	2.800%	1/30/17	22,815	23,465
Simon Property Group LP	2.150%	9/15/17	1,572	1,606
Simon Property Group LP	10.350%	4/1/19	10,565	13,621
Simon Property Group LP	5.650%	2/1/20	1,405	1,627
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	14,362	14,515
7 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	29,290	29,481

7	WEA Finance LLC / Westfield UK & Europe
	Finance plc	2.700%	9/17/19	29,290	29,719
					15,179,583
Industrial (28.2%)
	Basic Industry (2.3%)
	Agrium Inc.	6.750%	1/15/19	11,665	13,586
	Air Products & Chemicals Inc.	2.000%	8/2/16	10,706	10,870
	Air Products & Chemicals Inc.	1.200%	10/15/17	11,225	11,266
	Air Products & Chemicals Inc.	4.375%	8/21/19	7,155	7,843
	Airgas Inc.	2.950%	6/15/16	1,630	1,661
	Airgas Inc.	1.650%	2/15/18	23,552	23,466
	Airgas Inc.	2.375%	2/15/20	9,890	9,908
	Albemarle Corp.	3.000%	12/1/19	4,880	4,893
	Barrick North America Finance LLC	6.800%	9/15/18	16,290	18,730
10	BHP Billiton Finance Ltd.	6.375%	4/4/16	13,675	16,228
	BHP Billiton Finance USA Ltd.	1.875%	11/21/16	3,874	3,936
	BHP Billiton Finance USA Ltd.	1.625%	2/24/17	68,574	69,602
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	35,646	38,615
	BHP Billiton Finance USA Ltd.	2.050%	9/30/18	13,920	14,209
	BHP Billiton Finance USA Ltd.	6.500%	4/1/19	36,339	42,761
	CF Industries Inc.	6.875%	5/1/18	38,450	43,833
	Eastman Chemical Co.	2.400%	6/1/17	28,934	29,560
	Eastman Chemical Co.	2.700%	1/15/20	33,195	33,730
	EI du Pont de Nemours & Co.	6.000%	7/15/18	27,383	31,225
	EI du Pont de Nemours & Co.	4.625%	1/15/20	11,348	12,663
	Freeport-McMoRan Inc.	2.300%	11/14/17	14,645	14,717
	Freeport-McMoRan Inc.	2.375%	3/15/18	26,415	26,342
	Freeport-McMoRan Inc.	3.100%	3/15/20	18,855	18,658
7	Glencore Finance Canada Ltd.	3.600%	1/15/17	19,830	20,530
7	Glencore Funding LLC	2.500%	1/15/19	9,770	9,755
	Goldcorp Inc.	2.125%	3/15/18	14,640	14,766
	LyondellBasell Industries NV	5.000%	4/15/19	42,005	46,242
	Monsanto Co.	5.125%	4/15/18	22,515	24,833
	Monsanto Co.	1.850%	11/15/18	3,000	3,024
	Monsanto Co.	2.125%	7/15/19	39,050	39,411
	Nucor Corp.	5.750%	12/1/17	8,790	9,760
	Nucor Corp.	5.850%	6/1/18	24,788	27,692
	Plains Exploration & Production Co.	6.500%	11/15/20	18,650	19,816
	Plains Exploration & Production Co.	6.750%	2/1/22	6,446	6,897
	Plains Exploration & Production Co.	6.875%	2/15/23	11,008	11,834
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	22,109	23,094
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	8,460	9,921
	Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,040	3,415
	PPG Industries Inc.	1.900%	1/15/16	9,911	9,929
	PPG Industries Inc.	2.300%	11/15/19	29,285	29,671
10	PPG Industries Inc.	0.875%	3/13/22	16,422	18,280
	Praxair Inc.	4.500%	8/15/19	21,490	23,705
	Rio Tinto Finance USA Ltd.	2.500%	5/20/16	19,228	19,540
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	29,871	34,296
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	19,530	24,512
	Rio Tinto Finance USA plc	1.375%	6/17/16	38,045	38,191
	Rio Tinto Finance USA plc	2.000%	3/22/17	40,230	40,777
	Rio Tinto Finance USA plc	1.625%	8/21/17	57,919	58,217
	Rio Tinto Finance USA plc	2.250%	12/14/18	22,117	22,404
	Teck Resources Ltd.	3.150%	1/15/17	12,405	12,598
	Teck Resources Ltd.	3.850%	8/15/17	8,395	8,686
	Teck Resources Ltd.	2.500%	2/1/18	11,230	11,199

	Teck Resources Ltd.	3.000%	3/1/19	2,380	2,374
	Vale Overseas Ltd.	6.250%	1/11/16	22,625	23,353
	Vale Overseas Ltd.	6.250%	1/23/17	34,195	36,363
	Vale Overseas Ltd.	5.625%	9/15/19	16,145	17,296

	Capital Goods (3.1%)
7	ABB Treasury Center USA Inc.	2.500%	6/15/16	14,650	14,901
	Boeing Capital Corp.	2.125%	8/15/16	17,596	17,915
	Boeing Capital Corp.	2.900%	8/15/18	22,681	23,704
	Boeing Capital Corp.	4.700%	10/27/19	13,132	14,713
	Boeing Co.	0.950%	5/15/18	35,550	35,207
	Boeing Co.	6.000%	3/15/19	13,172	15,294
	Caterpillar Financial Services Corp.	2.750%	6/24/15	9,250	9,282
	Caterpillar Financial Services Corp.	5.450%	4/15/18	45,680	50,900
	Caterpillar Financial Services Corp.	7.050%	10/1/18	6,360	7,472
	Caterpillar Financial Services Corp.	7.150%	2/15/19	37,670	44,929
	Caterpillar Inc.	7.900%	12/15/18	34,539	42,027
	Crane Co.	2.750%	12/15/18	12,615	12,949
	Danaher Corp.	2.300%	6/23/16	32,674	33,312
	Danaher Corp.	5.400%	3/1/19	19,405	21,963
	Danaher Corp.	3.900%	6/23/21	21,861	23,897
10	Dover Corp.	2.125%	12/1/20	10,205	12,275
7	Embraer Overseas Ltd.	5.696%	9/16/23	10,379	11,132
	Emerson Electric Co.	5.375%	10/15/17	9,760	10,764
	Emerson Electric Co.	5.250%	10/15/18	4,880	5,482
	Emerson Electric Co.	5.000%	4/15/19	3,235	3,631
	Emerson Electric Co.	4.875%	10/15/19	13,693	15,443
	General Dynamics Corp.	2.250%	7/15/16	5,423	5,531
	General Dynamics Corp.	1.000%	11/15/17	69,160	69,130
	General Electric Co.	0.850%	10/9/15	18,403	18,445
	General Electric Co.	5.250%	12/6/17	131,375	144,855
	Harris Corp.	1.999%	4/27/18	14,650	14,698
	Harris Corp.	2.700%	4/27/20	7,150	7,185
	Harsco Corp.	2.700%	10/15/15	10,192	10,233
	Honeywell International Inc.	5.300%	3/1/18	25,919	28,854
	Honeywell International Inc.	5.000%	2/15/19	55,684	62,391
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	9,765	11,296
	Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	33,363	34,224
	Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	9,760	9,831
	John Deere Capital Corp.	0.950%	6/29/15	16,559	16,573
	John Deere Capital Corp.	2.250%	6/7/16	28,350	28,870
	John Deere Capital Corp.	1.850%	9/15/16	37,790	38,389
	John Deere Capital Corp.	2.000%	1/13/17	12,655	12,914
	John Deere Capital Corp.	1.400%	3/15/17	19,465	19,681
	John Deere Capital Corp.	2.800%	9/18/17	6,545	6,811
	John Deere Capital Corp.	1.200%	10/10/17	35,080	35,158
	John Deere Capital Corp.	1.550%	12/15/17	19,525	19,706
	John Deere Capital Corp.	5.350%	4/3/18	19,520	21,783
	John Deere Capital Corp.	5.750%	9/10/18	19,420	22,118
	John Deere Capital Corp.	1.950%	12/13/18	47,286	48,215
	John Deere Capital Corp.	1.950%	3/4/19	8,311	8,380
	John Deere Capital Corp.	2.300%	9/16/19	12,500	12,717
	John Deere Capital Corp.	2.050%	3/10/20	19,535	19,648
12	John Deere Financial Ltd.	3.500%	12/18/19	19,040	15,318
	L-3 Communications Corp.	3.950%	11/15/16	11,560	11,985
	L-3 Communications Corp.	1.500%	5/28/17	9,765	9,695
	L-3 Communications Corp.	5.200%	10/15/19	15,207	16,853
	Lockheed Martin Corp.	4.250%	11/15/19	41,515	45,796

	Lockheed Martin Corp.	3.350%	9/15/21	19,010	20,087
	Mohawk Industries Inc.	6.125%	1/15/16	38,574	39,953
	Precision Castparts Corp.	0.700%	12/20/15	18,045	18,046
	Precision Castparts Corp.	1.250%	1/15/18	75,784	75,612
	Raytheon Co.	6.750%	3/15/18	14,663	16,853
	Raytheon Co.	6.400%	12/15/18	30,010	34,980
	Rockwell Automation Inc.	5.650%	12/1/17	4,885	5,395
	Roper Industries Inc.	1.850%	11/15/17	21,480	21,678
	Roper Industries Inc.	2.050%	10/1/18	9,590	9,658
10	Schneider Electric SE	3.750%	7/12/18	9,800	12,176
7	Schneider Electric SE	2.950%	9/27/22	21,466	21,681
	United Rentals North America Inc.	4.625%	7/15/23	14,375	14,609
	United Technologies Corp.	4.875%	5/1/15	3,620	3,620
	United Technologies Corp.	5.375%	12/15/17	28,015	31,022
	United Technologies Corp.	6.125%	2/1/19	33,666	38,928
	Waste Management Inc.	2.600%	9/1/16	8,200	8,348
	Waste Management Inc.	6.100%	3/15/18	11,725	13,203

	Communication (4.6%)
	21st Century Fox America Inc.	7.250%	5/18/18	7,205	8,398
	21st Century Fox America Inc.	6.900%	3/1/19	6,840	8,080
	America Movil SAB de CV	2.375%	9/8/16	89,229	90,777
	America Movil SAB de CV	5.625%	11/15/17	29,869	32,919
10	America Movil SAB de CV	1.000%	6/4/18	29,300	33,383
	America Movil SAB de CV	5.000%	10/16/19	8,810	9,921
	America Movil SAB de CV	5.000%	3/30/20	37,160	42,074
	American Tower Corp.	4.500%	1/15/18	29,290	31,348
	American Tower Corp.	3.400%	2/15/19	16,615	17,215
	AT&T Inc.	2.500%	8/15/15	27,068	27,207
	AT&T Inc.	2.400%	8/15/16	55,441	56,347
	AT&T Inc.	1.600%	2/15/17	14,738	14,813
11	AT&T Inc.	5.875%	4/28/17	28,800	47,889
	AT&T Inc.	1.700%	6/1/17	15,250	15,341
	AT&T Inc.	1.400%	12/1/17	24,400	24,383
	AT&T Inc.	5.500%	2/1/18	32,499	35,784
	AT&T Inc.	5.600%	5/15/18	6,038	6,710
	AT&T Inc.	2.375%	11/27/18	12,675	12,857
	AT&T Inc.	5.800%	2/15/19	22,120	24,978
	AT&T Inc.	2.300%	3/11/19	24,250	24,442
	AT&T Inc.	2.450%	6/30/20	43,000	42,948
	British Telecommunications plc	1.250%	2/14/17	14,655	14,679
	British Telecommunications plc	2.350%	2/14/19	19,535	19,872
	CBS Corp.	1.950%	7/1/17	22,671	22,931
	CBS Corp.	4.625%	5/15/18	2,690	2,909
	CBS Corp.	2.300%	8/15/19	17,480	17,477
	Comcast Cable Communications LLC	8.875%	5/1/17	24,479	28,193
	Comcast Corp.	5.900%	3/15/16	24,469	25,592
	Comcast Corp.	6.500%	1/15/17	26,164	28,628
	Comcast Corp.	6.300%	11/15/17	12,729	14,348
	Comcast Corp.	5.875%	2/15/18	17,672	19,888
	Comcast Corp.	5.700%	5/15/18	50,722	57,237
	Comcast Corp.	5.700%	7/1/19	36,293	41,786
	Comcast Corp.	5.150%	3/1/20	2,407	2,755
7	Deutsche Telekom International Finance BV	3.125%	4/11/16	21,376	21,809
7	Deutsche Telekom International Finance BV	2.250%	3/6/17	18,870	19,178
	Deutsche Telekom International Finance BV	6.750%	8/20/18	10,804	12,541
	Deutsche Telekom International Finance BV	6.000%	7/8/19	11,530	13,261

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	32,190	32,858
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	62,931	64,063
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	47,725	47,780
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	37,260	42,752
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	19,682	22,153
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	4,762	5,159
Embarq Corp.	7.082%	6/1/16	18,952	20,023
Interpublic Group of Cos. Inc.	2.250%	11/15/17	2,000	2,026
7 KT Corp.	1.750%	4/22/17	34,185	34,240
Moody's Corp.	2.750%	7/15/19	56,407	57,678
Moody's Corp.	5.500%	9/1/20	8,645	9,854
NBCUniversal Media LLC	2.875%	4/1/16	23,134	23,618
NBCUniversal Media LLC	5.150%	4/30/20	16,340	18,709
Omnicom Group Inc.	5.900%	4/15/16	34,830	36,451
Omnicom Group Inc.	6.250%	7/15/19	5,860	6,810
Omnicom Group Inc.	4.450%	8/15/20	23,402	25,627
Orange SA	2.750%	9/14/16	18,127	18,539
Orange SA	2.750%	2/6/19	29,240	30,132
Qwest Corp.	6.500%	6/1/17	9,653	10,502
Rogers Communications Inc.	6.800%	8/15/18	37,353	43,276
7 SES Global Americas Holdings GP	2.500%	3/25/19	53,705	53,916
7 Sky plc	2.625%	9/16/19	12,200	12,380
TCI Communications Inc.	8.750%	8/1/15	9,828	10,019
Telecom Italia Capital SA	5.250%	10/1/15	4,900	4,979
Telecom Italia Capital SA	6.999%	6/4/18	15,048	16,762
Telecom Italia Capital SA	7.175%	6/18/19	9,765	11,230
Telefonica Emisiones SAU	3.992%	2/16/16	47,895	48,957
Telefonica Emisiones SAU	6.421%	6/20/16	8,695	9,199
Telefonica Emisiones SAU	6.221%	7/3/17	26,132	28,742
Telefonica Emisiones SAU	3.192%	4/27/18	43,552	45,259
Telefonica Emisiones SAU	5.877%	7/15/19	10,725	12,276
Telefonica Emisiones SAU	5.134%	4/27/20	15,150	16,944
Thomson Reuters Corp.	0.875%	5/23/16	13,012	13,008
Thomson Reuters Corp.	1.300%	2/23/17	21,480	21,462
Thomson Reuters Corp.	6.500%	7/15/18	27,270	31,088
Thomson Reuters Corp.	4.700%	10/15/19	19,869	21,807
Time Warner Cable Inc.	5.850%	5/1/17	48,900	52,496
Time Warner Cable Inc.	6.750%	7/1/18	76,845	85,688
Time Warner Cable Inc.	8.750%	2/14/19	18,305	21,721
Time Warner Cable Inc.	8.250%	4/1/19	23,445	27,528
Time Warner Cable Inc.	5.000%	2/1/20	10,125	10,699
Time Warner Cable Inc.	4.000%	9/1/21	2,950	2,949
Verizon Communications Inc.	2.500%	9/15/16	24,700	25,207
Verizon Communications Inc.	1.350%	6/9/17	66,517	66,534
Verizon Communications Inc.	6.100%	4/15/18	16,606	18,703
Verizon Communications Inc.	3.650%	9/14/18	87,250	92,499
Verizon Communications Inc.	6.350%	4/1/19	13,047	15,118
Verizon Communications Inc.	2.625%	2/21/20	58,137	58,925
Verizon Communications Inc.	4.500%	9/15/20	25,450	27,889
Verizon Communications Inc.	3.500%	11/1/21	9,750	10,150
Viacom Inc.	6.250%	4/30/16	13,025	13,720
Viacom Inc.	2.500%	12/15/16	9,880	10,089

Viacom Inc.	6.125%	10/5/17	10,695	11,814
Viacom Inc.	2.500%	9/1/18	13,895	14,155
Viacom Inc.	5.625%	9/15/19	3,195	3,604
Vodafone Group plc	1.250%	9/26/17	15,718	15,660
Vodafone Group plc	5.450%	6/10/19	4,900	5,561

Consumer Cyclical (4.1%)
7 Alibaba Group Holding Ltd.	1.625%	11/28/17	37,630	37,695
7 Alibaba Group Holding Ltd.	2.500%	11/28/19	67,825	67,727
Amazon.com Inc.	2.600%	12/5/19	39,065	39,872
American Honda Finance Corp.	1.125%	10/7/16	19,816	19,908
American Honda Finance Corp.	0.950%	5/5/17	15,960	15,946
American Honda Finance Corp.	2.125%	10/10/18	19,540	19,897
American Honda Finance Corp.	2.250%	8/15/19	41,660	42,300
AutoZone Inc.	7.125%	8/1/18	33,707	39,148
AutoZone Inc.	4.000%	11/15/20	16,040	17,177
Brinker International Inc.	2.600%	5/15/18	26,410	26,536
Costco Wholesale Corp.	5.500%	3/15/17	5,860	6,373
Costco Wholesale Corp.	1.750%	2/15/20	14,650	14,607
CVS Health Corp.	2.250%	12/5/18	24,400	24,945
7 Daimler Finance North America LLC	2.950%	1/11/17	16,915	17,433
7 Daimler Finance North America LLC	1.125%	3/10/17	27,650	27,674
7 Daimler Finance North America LLC	2.400%	4/10/17	9,740	9,970
7 Daimler Finance North America LLC	1.375%	8/1/17	19,525	19,558
7 Daimler Finance North America LLC	1.875%	1/11/18	5,520	5,579
7 Daimler Finance North America LLC	1.650%	3/2/18	14,035	14,118
7 Daimler Finance North America LLC	2.375%	8/1/18	38,500	39,320
7 Daimler Finance North America LLC	2.250%	9/3/19	14,645	14,799
7 Daimler Finance North America LLC	2.250%	3/2/20	14,035	14,058
Dollar General Corp.	4.125%	7/15/17	12,850	13,502
Dollar General Corp.	1.875%	4/15/18	9,965	9,905
eBay Inc.	2.200%	8/1/19	19,800	19,756
7 Experian Finance plc	2.375%	6/15/17	35,430	35,807
Ford Motor Credit Co. LLC	2.500%	1/15/16	17,080	17,270
Ford Motor Credit Co. LLC	4.207%	4/15/16	52,658	54,172
Ford Motor Credit Co. LLC	3.984%	6/15/16	30,550	31,449
Ford Motor Credit Co. LLC	8.000%	12/15/16	55,625	61,407
Ford Motor Credit Co. LLC	4.250%	2/3/17	9,755	10,222
Ford Motor Credit Co. LLC	3.000%	6/12/17	24,125	24,801
Ford Motor Credit Co. LLC	6.625%	8/15/17	57,191	63,460
Ford Motor Credit Co. LLC	2.145%	1/9/18	29,300	29,589
Ford Motor Credit Co. LLC	5.000%	5/15/18	82,715	90,057
Ford Motor Credit Co. LLC	2.375%	3/12/19	19,535	19,693
Ford Motor Credit Co. LLC	2.597%	11/4/19	18,950	19,145
Ford Motor Credit Co. LLC	2.459%	3/27/20	19,535	19,494
General Motors Co.	3.500%	10/2/18	24,415	25,086
General Motors Financial Co. Inc.	2.625%	7/10/17	19,525	19,769
General Motors Financial Co. Inc.	4.750%	8/15/17	975	1,029
General Motors Financial Co. Inc.	3.250%	5/15/18	20,550	21,064
General Motors Financial Co. Inc.	3.500%	7/10/19	5,855	6,001
7 Harley-Davidson Financial Services Inc.	1.150%	9/15/15	38,887	38,962
7 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	14,640	15,022
7 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	16,094	16,553
7 Harley-Davidson Financial Services Inc.	2.400%	9/15/19	9,765	9,917
7 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	10,800	10,867
7 Harley-Davidson Funding Corp.	6.800%	6/15/18	3,665	4,236
Home Depot Inc.	2.000%	6/15/19	19,525	19,854
7 Hyundai Capital America	4.000%	6/8/17	10,785	11,314

7	Hyundai Capital Services Inc.	6.000%	5/5/15	2,900	2,900
7	Hyundai Capital Services Inc.	4.375%	7/27/16	8,300	8,612
7	Kia Motors Corp.	3.625%	6/14/16	26,624	27,315
	Lowe's Cos. Inc.	1.625%	4/15/17	39,826	40,406
	Lowe's Cos. Inc.	6.100%	9/15/17	12,582	14,051
	Lowe's Cos. Inc.	4.625%	4/15/20	15,127	16,878
	Macy's Retail Holdings Inc.	5.900%	12/1/16	12,254	13,173
	Macy's Retail Holdings Inc.	7.450%	7/15/17	6,179	6,948
	Marriott International Inc.	6.375%	6/15/17	6,872	7,548
	Marriott International Inc.	3.000%	3/1/19	9,760	10,047
	MasterCard Inc.	2.000%	4/1/19	12,700	12,918
	Nordstrom Inc.	6.250%	1/15/18	24,970	28,058
	PACCAR Financial Corp.	0.750%	8/14/15	12,600	12,614
	PACCAR Financial Corp.	1.600%	3/15/17	17,431	17,640
	PACCAR Financial Corp.	1.450%	3/9/18	7,815	7,854
	PACCAR Financial Corp.	2.200%	9/15/19	19,025	19,291
	QVC Inc.	3.125%	4/1/19	9,770	9,827
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	5,250	5,294
	Staples Inc.	2.750%	1/12/18	2,770	2,797
	Starbucks Corp.	2.000%	12/5/18	18,550	18,960
	Target Corp.	2.300%	6/26/19	27,835	28,416
	TJX Cos. Inc.	6.950%	4/15/19	13,700	16,257
	TJX Cos. Inc.	2.750%	6/15/21	25,415	26,022
	Toll Brothers Finance Corp.	5.150%	5/15/15	16,010	16,021
	Toyota Motor Credit Corp.	2.000%	9/15/16	9,734	9,919
	Toyota Motor Credit Corp.	2.050%	1/12/17	27,380	27,972
	Toyota Motor Credit Corp.	1.750%	5/22/17	35,429	35,968
	Toyota Motor Credit Corp.	1.450%	1/12/18	27,350	27,512
	Toyota Motor Credit Corp.	2.000%	10/24/18	20,510	20,893
	Toyota Motor Credit Corp.	2.100%	1/17/19	19,530	19,862
	Toyota Motor Credit Corp.	2.125%	7/18/19	39,540	40,083
	Toyota Motor Credit Corp.	2.150%	3/12/20	16,870	17,006
	VF Corp.	5.950%	11/1/17	5,860	6,529
	Wal-Mart Stores Inc.	0.600%	4/11/16	18,431	18,473
	Wal-Mart Stores Inc.	2.800%	4/15/16	16,974	17,368
	Wal-Mart Stores Inc.	5.375%	4/5/17	20,191	21,966
	Wal-Mart Stores Inc.	5.800%	2/15/18	23,798	26,929
	Wal-Mart Stores Inc.	1.125%	4/11/18	22,940	22,973
	Wal-Mart Stores Inc.	1.950%	12/15/18	18,300	18,715
	Wal-Mart Stores Inc.	3.625%	7/8/20	19,805	21,527
	Wal-Mart Stores Inc.	3.250%	10/25/20	19,080	20,408
	Wal-Mart Stores Inc.	4.250%	4/15/21	4,885	5,476
	Walgreen Co.	1.800%	9/15/17	23,321	23,549
	Walgreen Co.	5.250%	1/15/19	14,070	15,709
	Walgreens Boots Alliance Inc.	1.750%	11/17/17	9,765	9,838
	Walgreens Boots Alliance Inc.	2.700%	11/18/19	14,635	14,921
11	Walgreens Boots Alliance Inc.	2.875%	11/20/20	11,561	17,916
7	Wesfarmers Ltd.	2.983%	5/18/16	48,251	49,326
7	Wesfarmers Ltd.	1.874%	3/20/18	17,250	17,385
	Wyndham Worldwide Corp.	2.950%	3/1/17	7,800	7,973
	Wyndham Worldwide Corp.	2.500%	3/1/18	6,835	6,877
	Yum! Brands Inc.	6.250%	4/15/16	9,285	9,750
	Yum! Brands Inc.	6.250%	3/15/18	3,096	3,468

	Consumer Noncyclical (6.3%)
	Abbott Laboratories	2.000%	3/15/20	24,400	24,530
	AbbVie Inc.	1.750%	11/6/17	36,285	36,501
	Actavis Funding SCS	1.850%	3/1/17	29,461	29,673

	Actavis Funding SCS	2.350%	3/12/18	48,961	49,603
	Actavis Funding SCS	2.450%	6/15/19	9,765	9,752
	Actavis Funding SCS	3.000%	3/12/20	103,408	105,690
	Actavis Inc.	1.875%	10/1/17	26,481	26,554
	Actavis Inc.	6.125%	8/15/19	9,765	11,126
	Agilent Technologies Inc.	6.500%	11/1/17	2,257	2,519
	Agilent Technologies Inc.	5.000%	7/15/20	10,435	11,492
	Allergan Inc.	5.750%	4/1/16	27,255	28,435
	Allergan Inc.	1.350%	3/15/18	7,800	7,731
	Altria Group Inc.	4.125%	9/11/15	48,357	48,972
	Altria Group Inc.	9.250%	8/6/19	55,737	71,253
	Altria Group Inc.	4.750%	5/5/21	29,917	33,356
	Amgen Inc.	2.125%	5/15/17	76,632	78,052
	Amgen Inc.	5.850%	6/1/17	39,277	42,963
	Amgen Inc.	6.150%	6/1/18	4,525	5,140
	Amgen Inc.	5.700%	2/1/19	7,895	8,977
	Amgen Inc.	2.200%	5/22/19	55,125	55,714
	Amgen Inc.	2.125%	5/1/20	20,485	20,447
	Anheuser-Busch Cos. LLC	5.050%	10/15/16	4,875	5,178
	Anheuser-Busch Cos. LLC	5.600%	3/1/17	5,275	5,736
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	8,650	9,602
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	11,020	11,062
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	20,035	20,386
	Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	17,115	17,428
	Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	64,832	65,362
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	22,450	27,047
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	9,850	11,292
	Baxter International Inc.	5.375%	6/1/18	9,745	10,842
7	Bayer US Finance LLC	1.500%	10/6/17	19,525	19,675
7	Bayer US Finance LLC	2.375%	10/8/19	58,575	59,465
	Becton Dickinson & Co.	1.800%	12/15/17	14,600	14,746
	Becton Dickinson & Co.	2.675%	12/15/19	9,815	10,012
	Biogen Inc.	6.875%	3/1/18	4,880	5,600
	Boston Scientific Corp.	6.250%	11/15/15	10,150	10,428
	Boston Scientific Corp.	6.400%	6/15/16	15,572	16,447
	Boston Scientific Corp.	2.650%	10/1/18	20,960	21,374
	Bottling Group LLC	5.500%	4/1/16	12,544	13,116
	Cardinal Health Inc.	1.900%	6/15/17	6,830	6,918
	Cardinal Health Inc.	1.700%	3/15/18	20,540	20,680
7	Cargill Inc.	1.900%	3/1/17	26,836	27,214
7	Cargill Inc.	6.000%	11/27/17	12,295	13,694
10	Cargill Inc.	1.875%	9/4/19	9,766	11,598
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	2,900	2,983
	Clorox Co.	5.950%	10/15/17	4,880	5,422
	Coca-Cola Co.	1.650%	3/14/18	6,774	6,895
	Coca-Cola Co.	1.150%	4/1/18	14,755	14,748
	Coca-Cola Co.	3.150%	11/15/20	7,695	8,196
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	18,500	18,895
	Colgate-Palmolive Co.	0.900%	5/1/18	24,500	24,338
	ConAgra Foods Inc.	1.300%	1/25/16	29,250	29,345
	ConAgra Foods Inc.	5.819%	6/15/17	2,977	3,231
	ConAgra Foods Inc.	1.900%	1/25/18	28,800	28,795
	ConAgra Foods Inc.	2.100%	3/15/18	2,811	2,827
	ConAgra Foods Inc.	7.000%	4/15/19	3,909	4,532
	Constellation Brands Inc.	3.875%	11/15/19	9,750	10,091
	Constellation Brands Inc.	3.750%	5/1/21	5,130	5,245
	Covidien International Finance SA	1.350%	5/29/15	19,105	19,116
	Covidien International Finance SA	2.800%	6/15/15	13,960	13,995

	Covidien International Finance SA	6.000%	10/15/17	48,315	53,915
	CR Bard Inc.	1.375%	1/15/18	15,595	15,525
	Diageo Capital plc	1.125%	4/29/18	7,115	7,076
	Dignity Health	2.637%	11/1/19	2,000	2,029
	Edwards Lifesciences Corp.	2.875%	10/15/18	24,400	25,152
	Express Scripts Holding Co.	2.650%	2/15/17	52,581	53,798
	Genentech Inc.	4.750%	7/15/15	15,571	15,706
	General Mills Inc.	5.700%	2/15/17	9,110	9,844
	General Mills Inc.	1.400%	10/20/17	14,685	14,721
	Gilead Sciences Inc.	3.050%	12/1/16	17,466	18,049
	Gilead Sciences Inc.	2.350%	2/1/20	22,174	22,690
	Gilead Sciences Inc.	4.500%	4/1/21	5,860	6,577
	Gilead Sciences Inc.	4.400%	12/1/21	10,900	12,222
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	16,600	18,711
	Ingredion Inc.	1.800%	9/25/17	5,855	5,849
7	JM Smucker Co.	1.750%	3/15/18	26,400	26,506
7	JM Smucker Co.	2.500%	3/15/20	28,695	28,938
	Kraft Foods Group Inc.	2.250%	6/5/17	6,275	6,387
	Kraft Foods Group Inc.	6.125%	8/23/18	14,240	16,133
	Kroger Co.	1.200%	10/17/16	6,840	6,857
	Kroger Co.	2.200%	1/15/17	6,895	7,015
	Kroger Co.	6.800%	12/15/18	5,950	6,966
	Kroger Co.	2.300%	1/15/19	31,250	31,655
	Laboratory Corp. of America Holdings	2.625%	2/1/20	9,765	9,861
	Lorillard Tobacco Co.	3.500%	8/4/16	30,285	31,115
	Lorillard Tobacco Co.	8.125%	6/23/19	20,285	24,708
10	Luxottica Group SPA	3.625%	3/19/19	21,450	26,932
	McKesson Corp.	0.950%	12/4/15	23,400	23,453
	McKesson Corp.	3.250%	3/1/16	16,079	16,404
	McKesson Corp.	5.700%	3/1/17	5,675	6,138
	McKesson Corp.	2.284%	3/15/19	34,250	34,655
	Medco Health Solutions Inc.	7.125%	3/15/18	32,695	37,512
7	Medtronic Inc.	1.500%	3/15/18	28,725	28,905
7	Medtronic Inc.	2.500%	3/15/20	75,710	77,368
	Medtronic Inc.	4.450%	3/15/20	12,806	14,262
7	Medtronic Inc.	3.150%	3/15/22	9,750	10,073
	Merck & Co. Inc.	1.850%	2/10/20	23,270	23,350
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	14,231	16,048
	Mondelez International Inc.	4.125%	2/9/16	34,462	35,338
	Mondelez International Inc.	2.250%	2/1/19	38,795	39,220
10	Mondelez International Inc.	2.375%	1/26/21	7,984	9,663
10	Mondelez International Inc.	1.000%	3/7/22	29,731	33,290
	Mylan Inc.	1.800%	6/24/16	31,375	31,573
	Mylan Inc.	2.600%	6/24/18	56,410	57,372
	Mylan Inc.	2.550%	3/28/19	14,340	14,385
	Nabisco Inc.	7.550%	6/15/15	4,940	4,976
	Newell Rubbermaid Inc.	2.050%	12/1/17	12,540	12,651
	Newell Rubbermaid Inc.	2.875%	12/1/19	9,675	9,875
	PepsiCo Inc.	0.700%	2/26/16	14,650	14,681
	PepsiCo Inc.	2.500%	5/10/16	21,805	22,253
	PepsiCo Inc.	5.000%	6/1/18	11,720	12,993
	PepsiCo Inc.	7.900%	11/1/18	13,680	16,487
	PepsiCo Inc.	1.850%	4/30/20	48,750	48,463
7	Pernod Ricard SA	2.950%	1/15/17	58,895	60,482
7	Pernod Ricard SA	4.450%	1/15/22	2,925	3,164
	Perrigo Co. plc	2.300%	11/8/18	14,645	14,757
	Pfizer Inc.	6.200%	3/15/19	53,797	62,621
	Pharmacia Corp.	6.500%	12/1/18	8,300	9,711

Philip Morris International Inc.	2.500%	5/16/16	20,635	21,049
Philip Morris International Inc.	1.125%	8/21/17	4,975	4,994
Philip Morris International Inc.	5.650%	5/16/18	19,490	21,948
Procter & Gamble Co.	4.850%	12/15/15	2,925	3,005
Procter & Gamble Co.	4.700%	2/15/19	10,940	12,215
Quest Diagnostics Inc.	2.700%	4/1/19	19,535	19,873
Reynolds American Inc.	6.750%	6/15/17	10,880	12,034
7 Roche Holdings Inc.	6.000%	3/1/19	22,318	25,743
7 Roche Holdings Inc.	2.250%	9/30/19	29,295	29,820
Sanofi	1.250%	4/10/18	48,805	48,853
St. Jude Medical Inc.	2.500%	1/15/16	19,291	19,537
Stryker Corp.	1.300%	4/1/18	11,850	11,841
Sutter Health California GO	1.090%	8/15/53	10,000	10,000
Sysco Corp.	2.350%	10/2/19	45,700	46,596
Sysco Corp.	3.000%	10/2/21	9,750	10,028
7 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	57,004	57,539
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	38,645	39,428
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	45,820	45,943
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	11,800	12,297
Thermo Fisher Scientific Inc.	3.200%	3/1/16	19,490	19,865
Thermo Fisher Scientific Inc.	2.250%	8/15/16	13,695	13,909
Tyson Foods Inc.	6.600%	4/1/16	38,414	40,367
Tyson Foods Inc.	2.650%	8/15/19	57,375	58,553
Tyson Foods Inc.	4.500%	6/15/22	6,800	7,422
Whirlpool Corp.	6.500%	6/15/16	2,950	3,131
Whirlpool Corp.	1.650%	11/1/17	19,525	19,636
Wyeth LLC	5.500%	2/15/16	9,745	10,128
Wyeth LLC	5.450%	4/1/17	3,270	3,556
Zimmer Holdings Inc.	2.000%	4/1/18	19,535	19,714
Zimmer Holdings Inc.	2.700%	4/1/20	34,220	34,605
Zoetis Inc.	1.875%	2/1/18	35,915	35,943

Energy (3.8%)
Anadarko Petroleum Corp.	5.950%	9/15/16	35,870	38,164
Anadarko Petroleum Corp.	6.375%	9/15/17	12,242	13,610
BP Capital Markets plc	3.200%	3/11/16	77,518	79,185
BP Capital Markets plc	2.248%	11/1/16	37,575	38,307
BP Capital Markets plc	1.846%	5/5/17	41,475	42,079
BP Capital Markets plc	1.375%	11/6/17	19,450	19,501
BP Capital Markets plc	1.375%	5/10/18	53,854	53,799
BP Capital Markets plc	2.241%	9/26/18	24,638	25,130
BP Capital Markets plc	4.750%	3/10/19	30,289	33,507
BP Capital Markets plc	2.237%	5/10/19	24,500	24,766
BP Capital Markets plc	2.315%	2/13/20	34,150	34,614
Canadian Natural Resources Ltd.	1.750%	1/15/18	9,750	9,698
Chevron Corp.	1.345%	11/15/17	48,815	49,164
Chevron Corp.	1.104%	12/5/17	13,700	13,720
Chevron Corp.	1.365%	3/2/18	28,485	28,611
Chevron Corp.	1.718%	6/24/18	29,300	29,679
Chevron Corp.	1.961%	3/3/20	25,185	25,308
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	34,080	36,428
Dominion Gas Holdings LLC	2.500%	12/15/19	21,500	21,891
Dominion Gas Holdings LLC	3.550%	11/1/23	12,700	13,221
El Paso Natural Gas Co. LLC	5.950%	4/15/17	10,283	11,081
7 Enable Midstream Partners LP	2.400%	5/15/19	19,530	19,100
4 Enbridge Energy Partners LP	8.050%	10/1/77	1,860	1,934
Energy Transfer Partners LP	6.125%	2/15/17	19,467	20,952

	Energy Transfer Partners LP	6.700%	7/1/18	40,929	46,599
	Energy Transfer Partners LP	4.150%	10/1/20	12,700	13,431
	Ensco plc	4.700%	3/15/21	13,180	13,529
	EOG Resources Inc.	5.875%	9/15/17	2,950	3,267
	EOG Resources Inc.	5.625%	6/1/19	6,611	7,573
	EOG Resources Inc.	4.400%	6/1/20	14,600	16,145
	Exxon Mobil Corp.	1.912%	3/6/20	59,000	59,456
7	GS Caltex Corp.	5.500%	10/15/15	14,165	14,425
	Kinder Morgan Energy Partners LP	3.500%	3/1/16	16,018	16,347
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	15,818	16,990
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	19,173	21,160
	Kinder Morgan Energy Partners LP	2.650%	2/1/19	18,525	18,561
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	17,870	20,664
	Kinder Morgan Inc.	7.000%	6/15/17	23,460	25,777
	Kinder Morgan Inc.	7.250%	6/1/18	14,650	16,670
	Kinder Morgan Inc.	3.050%	12/1/19	40,360	40,782
10	Kinder Morgan Inc.	1.500%	3/16/22	21,385	23,972
	Marathon Oil Corp.	0.900%	11/1/15	12,630	12,658
	Marathon Oil Corp.	5.900%	3/15/18	13,565	15,030
	Nabors Industries Inc.	2.350%	9/15/16	16,600	16,651
	Nabors Industries Inc.	6.150%	2/15/18	19,540	20,949
	Noble Holding International Ltd.	3.450%	8/1/15	7,581	7,611
	Noble Holding International Ltd.	3.050%	3/1/16	16,130	16,228
	Occidental Petroleum Corp.	4.125%	6/1/16	5,369	5,573
	Occidental Petroleum Corp.	1.750%	2/15/17	93,490	94,792
	Occidental Petroleum Corp.	1.500%	2/15/18	41,620	41,625
	ONEOK Partners LP	3.200%	9/15/18	11,720	12,013
	ONEOK Partners LP	8.625%	3/1/19	7,940	9,520
	Petro-Canada	6.050%	5/15/18	4,885	5,513
	Phillips 66	2.950%	5/1/17	42,140	43,587
	Phillips 66 Partners LP	3.605%	2/15/25	2,820	2,794
	Pioneer Natural Resources Co.	6.650%	3/15/17	4,880	5,337
	Pioneer Natural Resources Co.	6.875%	5/1/18	12,710	14,374
	Plains All American Pipeline LP / PAA
	Finance Corp.	5.000%	2/1/21	9,640	10,684
	Pride International Inc.	8.500%	6/15/19	7,750	9,223
	Pride International Inc.	6.875%	8/15/20	11,625	13,316
	Shell International Finance BV	5.200%	3/22/17	14,225	15,387
	Shell International Finance BV	1.125%	8/21/17	6,900	6,936
	Shell International Finance BV	1.900%	8/10/18	9,775	9,948
	Shell International Finance BV	2.000%	11/15/18	15,675	15,963
	Shell International Finance BV	4.300%	9/22/19	9,750	10,797
7	Southern Natural Gas Co. LLC	5.900%	4/1/17	11,453	12,293
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	6,395	6,665
	Southwestern Energy Co.	3.300%	1/23/18	10,600	10,878
	Southwestern Energy Co.	7.500%	2/1/18	14,700	16,611
	Southwestern Energy Co.	4.050%	1/23/20	51,160	53,061
	Spectra Energy Partners LP	2.950%	9/25/18	9,770	10,031
	Suncor Energy Inc.	6.100%	6/1/18	12,721	14,338
	Total Capital Canada Ltd.	1.450%	1/15/18	43,977	44,237
	Total Capital International SA	1.500%	2/17/17	28,278	28,595
	Total Capital International SA	1.550%	6/28/17	17,925	18,143
	Total Capital International SA	2.125%	1/10/19	39,500	40,190
	Total Capital International SA	2.100%	6/19/19	14,600	14,812
	Total Capital SA	2.125%	8/10/18	11,627	11,897
4	TransCanada PipeLines Ltd.	6.350%	5/15/67	5,060	4,916
	Transocean Inc.	4.950%	11/15/15	29,393	29,834

	Transocean Inc.	5.050%	12/15/16	60,726	62,851
	Transocean Inc.	3.000%	10/15/17	65,947	63,639
	Transocean Inc.	6.000%	3/15/18	19,535	19,437
	Valero Energy Corp.	6.125%	6/15/17	9,010	9,891
	Weatherford International LLC	6.350%	6/15/17	13,005	13,887
	Weatherford International Ltd.	5.500%	2/15/16	9,760	10,033
	Weatherford International Ltd.	6.000%	3/15/18	10,655	11,324
	Weatherford International Ltd.	5.125%	9/15/20	11,700	11,858
	Western Gas Partners LP	2.600%	8/15/18	6,840	6,961
	Williams Partners LP	3.600%	3/15/22	20,500	20,341
7	Woodside Finance Ltd.	8.750%	3/1/19	15,850	19,469

	Other Industrial (0.2%)
10	G4S International Finance plc	2.625%	12/6/18	10,777	12,903
7	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	30,700	36,865
7	Hutchison Whampoa International 14 Ltd.	1.625%	10/31/17	35,955	35,741

	Technology (2.6%)
	Adobe Systems Inc.	4.750%	2/1/20	20,025	22,383
	Altera Corp.	1.750%	5/15/17	7,375	7,433
	Altera Corp.	2.500%	11/15/18	50,990	51,966
	Amphenol Corp.	2.550%	1/30/19	9,127	9,269
	Apple Inc.	1.000%	5/3/18	29,410	29,267
	Apple Inc.	2.100%	5/6/19	61,365	62,635
	Apple Inc.	1.550%	2/7/20	39,065	38,720
	Apple Inc.	2.850%	5/6/21	37,000	38,400
	Applied Materials Inc.	2.650%	6/15/16	9,800	9,998
	Baidu Inc.	2.250%	11/28/17	16,615	16,761
	Baidu Inc.	3.250%	8/6/18	31,200	32,298
	Baidu Inc.	2.750%	6/9/19	17,575	17,756
	Cisco Systems Inc.	4.950%	2/15/19	11,520	12,909
	Cisco Systems Inc.	2.125%	3/1/19	29,310	29,818
	Cisco Systems Inc.	4.450%	1/15/20	34,185	38,107
	Computer Sciences Corp.	2.500%	9/15/15	14,630	14,720
	Computer Sciences Corp.	6.500%	3/15/18	21,220	23,795
	Corning Inc.	1.450%	11/15/17	19,705	19,824
	Corning Inc.	6.625%	5/15/19	5,575	6,567
	EMC Corp.	1.875%	6/1/18	16,210	16,384
	Fidelity National Information Services Inc.	1.450%	6/5/17	11,230	11,233
	Fidelity National Information Services Inc.	2.000%	4/15/18	3,015	3,033
	Fiserv Inc.	3.125%	6/15/16	3,225	3,302
	Fiserv Inc.	6.800%	11/20/17	3,900	4,396
	Hewlett-Packard Co.	2.125%	9/13/15	14,010	14,079
	Hewlett-Packard Co.	2.200%	12/1/15	10,232	10,319
	Hewlett-Packard Co.	2.650%	6/1/16	25,208	25,654
	Hewlett-Packard Co.	3.000%	9/15/16	76,662	78,668
	Hewlett-Packard Co.	3.300%	12/9/16	24,852	25,695
	Hewlett-Packard Co.	5.400%	3/1/17	12,791	13,730
	Hewlett-Packard Co.	2.600%	9/15/17	36,000	36,900
	Hewlett-Packard Co.	5.500%	3/1/18	7,330	8,121
	Hewlett-Packard Co.	2.750%	1/14/19	26,040	26,690
	Intel Corp.	1.950%	10/1/16	7,566	7,708
	Intel Corp.	1.350%	12/15/17	59,675	60,016
	Intel Corp.	3.300%	10/1/21	9,765	10,335
	International Business Machines Corp.	1.250%	2/6/17	19,600	19,802
	International Business Machines Corp.	5.700%	9/14/17	25,910	28,685
	International Business Machines Corp.	1.250%	2/8/18	9,700	9,738
	International Business Machines Corp.	7.625%	10/15/18	18,250	21,978

	International Business Machines Corp.	1.950%	2/12/19	26,865	27,173
	International Business Machines Corp.	1.625%	5/15/20	15,625	15,417
	KLA-Tencor Corp.	2.375%	11/1/17	13,845	14,052
	KLA-Tencor Corp.	3.375%	11/1/19	3,625	3,763
	Lam Research Corp.	2.750%	3/15/20	24,420	24,547
	Microsoft Corp.	0.875%	11/15/17	9,620	9,612
	Oracle Corp.	1.200%	10/15/17	27,305	27,372
	Oracle Corp.	5.750%	4/15/18	12,700	14,290
	Oracle Corp.	2.375%	1/15/19	51,790	53,046
	Oracle Corp.	5.000%	7/8/19	13,670	15,372
	Oracle Corp.	2.250%	10/8/19	82,990	84,307
	Oracle Corp.	2.800%	7/8/21	31,730	32,556
	Pitney Bowes Inc.	5.600%	3/15/18	4,880	5,306
	Seagate HDD Cayman	3.750%	11/15/18	27,775	29,025
	Tyco Electronics Group SA	2.375%	12/17/18	14,650	14,910
	Tyco Electronics Group SA	2.350%	8/1/19	18,380	18,554
	Xerox Business Services LLC	5.200%	6/1/15	9,750	9,782
	Xerox Corp.	5.625%	12/15/19	15,675	17,843
	Xerox Corp.	2.750%	9/1/20	14,655	14,666
	Xilinx Inc.	2.125%	3/15/19	31,415	31,625

	Transportation (1.2%)
[4,7]	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	18,528	18,945
4	AFC X Ltd.	3.500%	5/31/15	13,300	13,034
4	AFC X Ltd.	3.140%	7/10/15	32,547	32,506
[4,7]	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	31,018	31,639
	Canadian National Railway Co.	5.850%	11/15/17	15,930	17,757
	Canadian National Railway Co.	5.550%	3/1/19	3,810	4,332
	Canadian National Railway Co.	2.850%	12/15/21	10,400	10,704
	Canadian Pacific Railway Co.	6.500%	5/15/18	14,710	16,736
	Canadian Pacific Railway Co.	7.250%	5/15/19	8,325	9,943
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	4,150	4,399
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	1,582	1,657
4	Continental Airlines 1998-1 Class B Pass
	Through Trust	6.748%	9/15/18	3,585	3,831
4	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	842	887
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	5,564	6,294
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	12,313	13,883
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	2,905	3,080
	CSX Corp.	6.250%	3/15/18	30,078	34,104
[4,13] Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	16,106	18,803
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	26,942	31,185
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	10,994	12,066
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	2,646	2,861
7	ERAC USA Finance LLC	5.600%	5/1/15	10,245	10,246
7	ERAC USA Finance LLC	1.400%	4/15/16	8,717	8,753
7	ERAC USA Finance LLC	6.375%	10/15/17	11,112	12,405

7	ERAC USA Finance LLC	2.800%	11/1/18	16,645	17,149
7	ERAC USA Finance LLC	2.350%	10/15/19	11,715	11,757
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	7,780	7,917
7	HPHT Finance 15 Ltd.	2.250%	3/17/18	29,305	29,438
	JB Hunt Transport Services Inc.	3.375%	9/15/15	16,590	16,739
	JB Hunt Transport Services Inc.	2.400%	3/15/19	5,100	5,167
[4,6,13] JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.708%	5/15/18	9,655	9,510
	Ryder System Inc.	7.200%	9/1/15	10,820	11,049
	Ryder System Inc.	5.850%	11/1/16	8,440	9,005
	Ryder System Inc.	2.500%	3/1/17	12,635	12,903
	Ryder System Inc.	2.450%	11/15/18	5,850	5,952
	Ryder System Inc.	2.350%	2/26/19	7,499	7,566
	Ryder System Inc.	2.550%	6/1/19	6,840	6,918
	Ryder System Inc.	2.650%	3/2/20	14,650	14,839
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	5,044	5,825
[4,7]	UAL 2009-2B Pass Through Trust	12.000%	7/15/17	3,273	3,461
	Union Pacific Corp.	5.750%	11/15/17	9,624	10,709
	Union Pacific Corp.	5.700%	8/15/18	28,989	32,933
	Union Pacific Corp.	2.250%	2/15/19	15,645	15,990
	Union Pacific Corp.	1.800%	2/1/20	8,400	8,402
	United Continental Holdings Inc.	6.375%	6/1/18	6,335	6,763
	United Parcel Service Inc.	5.125%	4/1/19	50,822	57,527
	United Parcel Service of America Inc.	8.375%	4/1/20	22,951	29,637
					15,028,264
Utilities (3.7%)
	Electric (3.3%)
	Ameren Illinois Co.	6.125%	11/15/17	6,810	7,647
	Ameren Illinois Co.	6.250%	4/1/18	4,690	5,282
	American Electric Power Co. Inc.	1.650%	12/15/17	35,350	35,569
	Appalachian Power Co.	5.000%	6/1/17	5,605	6,021
	Arizona Public Service Co.	4.650%	5/15/15	5,770	5,777
	Arizona Public Service Co.	6.250%	8/1/16	3,892	4,160
	Arizona Public Service Co.	8.750%	3/1/19	14,605	18,285
	Baltimore Gas & Electric Co.	5.900%	10/1/16	6,756	7,230
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	44,840	50,293
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	39,110	39,537
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	17,600	17,809
	CenterPoint Energy Inc.	5.950%	2/1/17	21,490	23,234
	CenterPoint Energy Inc.	6.500%	5/1/18	7,270	8,251
	CMS Energy Corp.	6.550%	7/17/17	2,646	2,938
	CMS Energy Corp.	5.050%	2/15/18	45,536	49,678
	Commonwealth Edison Co.	5.950%	8/15/16	38,233	40,676
	Commonwealth Edison Co.	1.950%	9/1/16	34,091	34,620
	Commonwealth Edison Co.	6.150%	9/15/17	27,867	31,112
	Commonwealth Edison Co.	5.800%	3/15/18	36,085	40,609
	Commonwealth Edison Co.	2.150%	1/15/19	6,840	6,968
	Commonwealth Edison Co.	3.400%	9/1/21	4,550	4,806
	Consumers Energy Co.	5.500%	8/15/16	2,130	2,257
	Consumers Energy Co.	5.150%	2/15/17	13,960	14,986
	Consumers Energy Co.	5.650%	9/15/18	12,700	14,435
	Consumers Energy Co.	6.125%	3/15/19	25,262	29,366
	Consumers Energy Co.	6.700%	9/15/19	27,675	33,088
	DTE Electric Co.	5.600%	6/15/18	16,931	19,028
	Duke Energy Carolinas LLC	5.100%	4/15/18	25,322	28,101

	Duke Energy Carolinas LLC	7.000%	11/15/18	27,502	32,566
	Duke Energy Carolinas LLC	4.300%	6/15/20	12,615	14,008
	Duke Energy Corp.	2.100%	6/15/18	10,490	10,694
	Duke Energy Corp.	6.250%	6/15/18	21,562	24,600
	Duke Energy Corp.	5.050%	9/15/19	12,700	14,296
	Duke Energy Florida Inc.	5.800%	9/15/17	11,424	12,653
	Duke Energy Florida Inc.	5.650%	6/15/18	39,575	44,704
	Duke Energy Florida Inc.	4.550%	4/1/20	18,900	21,053
	Duke Energy Progress Inc.	5.250%	12/15/15	14,832	15,266
7	EDP Finance BV	6.000%	2/2/18	4,880	5,307
7	EDP Finance BV	4.900%	10/1/19	17,314	18,475
7	EDP Finance BV	4.125%	1/15/20	29,075	30,130
7	EDP Finance BV	5.250%	1/14/21	5,405	5,845
	Entergy Corp.	3.625%	9/15/15	18,420	18,590
	Entergy Corp.	4.700%	1/15/17	11,695	12,229
	Entergy Louisiana LLC	6.500%	9/1/18	14,300	16,558
	Eversource Energy	1.450%	5/1/18	21,490	21,403
	Eversource Energy	4.500%	11/15/19	3,980	4,393
	Exelon Generation Co. LLC	6.200%	10/1/17	16,105	17,767
	Exelon Generation Co. LLC	2.950%	1/15/20	19,535	19,857
	FirstEnergy Corp.	2.750%	3/15/18	23,426	23,932
	FirstEnergy Corp.	4.250%	3/15/23	26,204	27,235
7	FirstEnergy Transmission LLC	4.350%	1/15/25	28,370	29,957
[4,7]	FPL Energy Marcus Hook LP	7.590%	7/10/18	16,410	17,641
	LG&E & KU Energy LLC	3.750%	11/15/20	13,482	14,287
	Louisville Gas & Electric Co.	1.625%	11/15/15	4,826	4,849
	MidAmerican Energy Co.	5.950%	7/15/17	14,170	15,585
	MidAmerican Energy Co.	5.300%	3/15/18	37,367	41,462
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	12,199	12,288
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	7,729	7,890
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	11,340	12,326
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	32,768	36,321
	National Rural Utilities Cooperative Finance
	Corp.	2.150%	2/1/19	27,680	28,004
	National Rural Utilities Cooperative Finance
	Corp.	2.300%	11/15/19	13,665	13,886
	National Rural Utilities Cooperative Finance
	Corp.	2.000%	1/27/20	29,405	29,399
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	31,755	32,161
	Nevada Power Co.	6.500%	5/15/18	32,715	37,571
	Nevada Power Co.	6.500%	8/1/18	9,683	11,165
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	16,600	16,796
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	55,670	56,833
	NSTAR Electric Co.	5.625%	11/15/17	4,930	5,469
	Ohio Power Co.	6.000%	6/1/16	9,838	10,376
7	Origin Energy Finance Ltd.	5.450%	10/14/21	9,190	10,244
	Pacific Gas & Electric Co.	5.625%	11/30/17	52,634	58,019
	Pacific Gas & Electric Co.	8.250%	10/15/18	25,020	30,433
	Pacific Gas & Electric Co.	3.500%	10/1/20	4,875	5,154
	PacifiCorp	5.650%	7/15/18	20,566	23,163
	PacifiCorp	5.500%	1/15/19	4,630	5,244
	PacifiCorp	3.850%	6/15/21	3,900	4,239
	Pennsylvania Electric Co.	6.050%	9/1/17	5,445	5,995

	PPL Capital Funding Inc.	1.900%	6/1/18	13,915	13,944
	Public Service Co. of New Mexico	7.950%	5/15/18	8,700	10,220
	Public Service Electric & Gas Co.	5.300%	5/1/18	2,930	3,258
	Public Service Electric & Gas Co.	2.300%	9/15/18	28,815	29,606
	Sierra Pacific Power Co.	6.000%	5/15/16	18,500	19,499
	South Carolina Electric & Gas Co.	5.250%	11/1/18	1,125	1,269
	South Carolina Electric & Gas Co.	6.500%	11/1/18	12,181	14,267
	Southern California Edison Co.	1.125%	5/1/17	6,840	6,860
	Southern California Edison Co.	5.500%	8/15/18	5,295	5,968
	Southwestern Electric Power Co.	5.550%	1/15/17	2,010	2,159
	Southwestern Electric Power Co.	5.875%	3/1/18	10,080	11,214
	Tampa Electric Co.	6.100%	5/15/18	21,670	24,576
	TECO Finance Inc.	4.000%	3/15/16	13,987	14,371
	TECO Finance Inc.	6.572%	11/1/17	9,950	11,143
	Union Electric Co.	6.400%	6/15/17	14,987	16,661
	Union Electric Co.	6.700%	2/1/19	16,542	19,490
4	Wisconsin Energy Corp.	6.250%	5/15/67	5,460	5,433

	Natural Gas (0.4%)
10	2i Rete Gas SPA	1.750%	7/16/19	23,545	27,389
	Atmos Energy Corp.	8.500%	3/15/19	9,760	12,034
	Sempra Energy	6.500%	6/1/16	77,159	81,821
	Sempra Energy	2.300%	4/1/17	36,630	37,388
	Sempra Energy	6.150%	6/15/18	13,585	15,387
	Sempra Energy	2.400%	3/15/20	15,140	15,252

	Other Utility (0.0%)
	American Water Capital Corp.	6.085%	10/15/17	9,357	10,391
					1,979,681
Total Corporate Bonds (Cost $31,971,961)					32,187,528
Sovereign Bonds (U.S. Dollar-Denominated) (7.0%)
	Abu Dhabi National Energy Co. PJSC	4.125%	3/13/17	4,077	4,271
7	Banco de Costa Rica	5.250%	8/12/18	4,800	4,938
7	Banco del Estado de Chile	2.000%	11/9/17	6,200	6,265
7	Banco del Estado de Chile	3.875%	2/8/22	2,000	2,088
7	Banco do Nordeste do Brasil SA	3.625%	11/9/15	2,000	2,015
	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	14,200	14,669
7	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	8,750	8,995
7	Banco Latinoamericano de Comercio Exterior
	SA	3.250%	5/7/20	1,850	1,844
7	Banco Nacional de Desenvolvimento
	Economico e Social	3.375%	9/26/16	6,400	6,472
7	Bank Nederlandse Gemeenten	0.875%	2/21/17	23,500	23,537
7	Bank Nederlandse Gemeenten	2.500%	1/23/23	2,450	2,513
7	Bermuda	4.138%	1/3/23	6,000	6,130
7	Bermuda	4.854%	2/6/24	5,800	6,194
7	Caisse d'Amortissement de la Dette Sociale	1.125%	1/30/17	3,000	3,022
7	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	4,875	4,917
7	Caixa Economica Federal	2.375%	11/6/17	12,375	11,930
7	CDP Financial Inc.	3.150%	7/24/24	24,580	25,479
7	Centrais Eletricas Brasileiras SA	7.750%	11/30/15	2,250	2,301
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	10,800	9,990
7	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,800	1,870
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	4,000	3,990
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	34,475	34,587

7	CNPC General Capital Ltd.	1.450%	4/16/16	2,000	2,002
7	CNPC General Capital Ltd.	2.750%	4/19/17	4,875	4,963
7	CNPC General Capital Ltd.	2.750%	5/14/19	9,765	9,812
7	CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	5,000	5,088
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	2,000	2,030
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,825	5,173
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	2,800	2,950
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	15,796	16,737
7	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	19,525	19,190
7	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	10,800	11,659
7	Corp. Nacional del Cobre de Chile	4.875%	11/4/44	4,250	4,405
	Corporacion Andina De Fomento	3.750%	1/15/16	74,569	76,129
	Corporacion Andina De Fomento	5.750%	1/12/17	8,900	9,549
	Corporacion Andina De Fomento	7.790%	3/1/17	9,570	10,620
	Corporacion Andina De Fomento	1.500%	8/8/17	8,790	8,847
	Corporacion Andina De Fomento	4.375%	6/15/22	32,912	36,146
7	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	4,800	4,812
14	Development Bank of Japan Inc.	2.750%	3/15/16	6,900	7,041
14	Development Bank of Japan Inc.	5.125%	2/1/17	4,800	5,157
7	Development Bank of Kazakhstan JSC	5.500%	12/20/15	2,762	2,818
	Development Bank of Kazakhstan JSC	5.500%	12/20/15	310	316
[7,15] Dexia Credit Local SA		1.250%	10/18/16	12,700	12,784
	Ecopetrol SA	7.375%	9/18/43	3,900	4,388
	Ecopetrol SA	5.875%	5/28/45	23,770	22,790
7	Electricite de France SA	1.150%	1/20/17	58,610	58,922
7	Electricite de France SA	2.150%	1/22/19	34,190	34,527
7	Electricite de France SA	6.000%	1/22/14	1,610	1,806
12	Emirates NBD PJSC	5.750%	5/8/19	10,770	9,052
[4,7]	ENA Norte Trust	4.950%	4/25/28	1,778	1,842
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	32,800	32,636
	European Investment Bank	2.500%	5/16/16	5,000	5,111
	Export-Import Bank of Korea	4.125%	9/9/15	33,625	34,013
	Export-Import Bank of Korea	3.750%	10/20/16	18,695	19,446
	Export-Import Bank of Korea	4.000%	1/11/17	98,200	102,590
	Export-Import Bank of Korea	2.875%	9/17/18	11,700	12,112
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,165
7	Federation of Malaysia	2.991%	7/6/16	4,875	4,988
4	Federative Republic of Brazil	8.000%	1/15/18	20,267	21,918
	Federative Republic of Brazil	4.250%	1/7/25	32,110	31,813
4	Federative Republic of Brazil	11.000%	8/17/40	5,500	5,662
7	Fondo MIVIVIENDA SA	3.375%	4/2/19	19,500	19,817
	Fondo MIVIVIENDA SA	3.375%	4/2/19	4,850	4,929
	Hydro-Quebec	2.000%	6/30/16	21,750	22,084
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	14,720	14,832
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	15,950	16,374
	International Bank for Reconstruction &
	Development	0.625%	10/14/16	10,000	9,966
	IPIC GMTN Ltd.	3.125%	11/15/15	9,750	9,862
7	IPIC GMTN Ltd.	3.750%	3/1/17	2,850	2,968
14	Japan Bank for International Cooperation	1.875%	9/24/15	60,350	60,679
14	Japan Bank for International Cooperation	2.500%	1/21/16	19,500	19,777
14	Japan Bank for International Cooperation	2.500%	5/18/16	22,000	22,448
14	Japan Bank for International Cooperation	2.250%	7/13/16	34,090	34,752
14	Japan Bank for International Cooperation	1.750%	7/31/18	26,800	27,168
14	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	10,822
	KazMunayGas National Co. JSC	9.125%	7/2/18	60,176	68,149
7	Kommunalbanken AS	2.375%	1/19/16	5,875	5,958
7	Kommunalbanken AS	0.875%	10/3/16	9,775	9,816

7	Kommunalbanken AS	1.125%	5/23/18	31,300	31,264
7	Kommunalbanken AS	2.125%	3/15/19	14,000	14,405
	Korea Development Bank	4.375%	8/10/15	15,460	15,595
	Korea Development Bank	1.000%	1/22/16	4,800	4,807
	Korea Development Bank	3.250%	3/9/16	29,606	30,180
	Korea Development Bank	4.000%	9/9/16	4,000	4,152
	Korea Development Bank	3.250%	9/20/16	9,800	10,083
	Korea Development Bank	3.875%	5/4/17	24,125	25,215
	Korea Development Bank	2.250%	8/7/17	19,445	19,752
	Korea Development Bank	3.500%	8/22/17	22,675	23,659
	Korea Development Bank	1.500%	1/22/18	5,850	5,834
	Korea Electric Power Corp.	3.000%	10/5/15	29,300	29,568
7	Korea Electric Power Corp.	3.000%	10/5/15	10,800	10,899
7	Korea Expressway Corp.	5.125%	5/20/15	3,900	3,908
7	Korea Expressway Corp.	1.625%	4/28/17	9,800	9,781
	Korea Expressway Corp.	1.625%	4/28/17	9,800	9,781
	Korea Expressway Corp.	1.875%	10/22/17	21,130	21,210
7	Korea Expressway Corp.	1.875%	10/22/17	1,000	1,003
	Korea Gas Corp.	2.875%	7/29/18	4,800	4,955
7	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	4,900	4,940
7	Korea Land & Housing Corp.	1.875%	8/2/17	7,000	7,021
7	Korea National Oil Corp.	2.875%	11/9/15	2,900	2,936
7	Korea National Oil Corp.	4.000%	10/27/16	19,201	19,949
7	Korea Resources Corp.	2.125%	5/2/18	4,675	4,691
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	7,800	8,027
16	Landwirtschaftliche Rentenbank	3.125%	7/15/15	7,000	7,040
	Majapahit Holding BV	8.000%	8/7/19	16,600	19,566
7	MDC-GMTN B.V.	3.750%	4/20/16	6,000	6,141
	North American Development Bank	2.300%	10/10/18	3,675	3,748
	North American Development Bank	2.400%	10/26/22	2,700	2,682
7	OCP SA	5.625%	4/25/24	8,325	8,898
17	Oesterreichische Kontrollbank AG	1.750%	10/5/15	59,400	59,774
17	Oesterreichische Kontrollbank AG	2.000%	6/3/16	24,350	24,753
7	Ooredoo International Finance Ltd.	3.375%	10/14/16	9,025	9,258
7	Ooredoo International Finance Ltd.	3.250%	2/21/23	4,925	4,905
7	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,800	1,771
7	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	4,800	5,046
	Petrobras Global Finance BV	5.625%	5/20/43	4,180	3,441
	Petrobras International Finance Co. SA	3.875%	1/27/16	109,305	109,578
	Petrobras International Finance Co. SA	5.875%	3/1/18	73,323	75,015
	Petrobras International Finance Co. SA	6.875%	1/20/40	2,950	2,795
	Petroleos Mexicanos	5.750%	3/1/18	113,804	123,865
	Petroleos Mexicanos	3.500%	7/18/18	5,000	5,163
	Petroleos Mexicanos	8.000%	5/3/19	6,700	7,993
	Petroleos Mexicanos	5.500%	1/21/21	90,850	99,910
	Petroleos Mexicanos	4.875%	1/24/22	24,500	26,049
	Province of Manitoba	2.625%	7/15/15	7,875	7,914
	Province of Manitoba	1.300%	4/3/17	32,225	32,543
	Province of New Brunswick	2.750%	6/15/18	485	506
	Province of Nova Scotia	2.375%	7/21/15	43,820	44,032
	Province of Ontario	0.950%	5/26/15	36,025	36,035
	Province of Ontario	2.700%	6/16/15	82,595	82,804
	Province of Ontario	1.875%	9/15/15	62,047	62,404
	Province of Ontario	5.450%	4/27/16	5,000	5,233
	Province of Ontario	2.300%	5/10/16	67,725	68,826
	Province of Ontario	1.200%	2/14/18	5,200	5,201
	Province of Ontario	3.000%	7/16/18	15,905	16,726
[7,18] Qatari Diar Finance QSC		3.500%	7/21/15	2,725	2,735

	Quebec	4.600%	5/26/15	9,750	9,773
	Quebec	5.000%	3/1/16	9,750	10,132
	Quebec	5.125%	11/14/16	11,000	11,710
	Quebec	3.500%	7/29/20	4,750	5,143
	Quebec	2.750%	8/25/21	16,785	17,446
	Quebec	2.625%	2/13/23	5,150	5,276
	Quebec	2.875%	10/16/24	6,750	6,968
[4,7]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	5,549	6,002
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	8,596	9,294
	Republic of Colombia	7.375%	3/18/19	12,872	15,189
	Republic of Colombia	4.375%	7/12/21	9,900	10,504
4	Republic of Colombia	5.000%	6/15/45	14,700	14,943
	Republic of Croatia	6.250%	4/27/17	41,520	44,074
	Republic of Hungary	4.000%	3/25/19	30,950	32,381
	Republic of Indonesia	6.875%	3/9/17	4,885	5,355
	Republic of Indonesia	6.875%	1/17/18	11,463	12,939
	Republic of Indonesia	5.875%	3/13/20	51,308	58,106
	Republic of Indonesia	6.625%	2/17/37	10,100	12,284
	Republic of Italy	4.750%	1/25/16	45,945	47,233
10	Republic of Italy	1.050%	12/1/19	31,000	35,490
10	Republic of Italy	2.150%	12/15/21	15,500	18,649
	Republic of Korea	5.125%	12/7/16	9,750	10,397
7	Republic of Latvia	5.250%	2/22/17	2,000	2,145
7	Republic of Latvia	2.750%	1/12/20	4,000	4,091
	Republic of Namibia	5.500%	11/3/21	8,850	9,735
	Republic of Poland	3.875%	7/16/15	36,080	36,325
	Republic of Poland	6.375%	7/15/19	34,090	40,011
	Republic of Poland	5.125%	4/21/21	11,335	12,937
	Republic of Poland	5.000%	3/23/22	39,165	44,477
	Republic of Romania	4.375%	8/22/23	9,800	10,401
	Republic of Serbia	5.250%	11/21/17	4,800	4,962
7	Republic of Serbia	5.250%	11/21/17	1,000	1,030
	Republic of Slovakia	4.375%	5/21/22	3,000	3,375
7	Republic of Slovakia	4.375%	5/21/22	5,500	6,160
7	Republic of Slovenia	5.250%	2/18/24	10,700	12,292
	Republic of Turkey	7.000%	9/26/16	110,605	118,868
	Republic of Turkey	7.500%	7/14/17	179,550	198,823
	Republic of Turkey	6.750%	4/3/18	11,800	13,035
	Republic of Turkey	3.250%	3/23/23	7,900	7,446
	Republic of Turkey	4.250%	4/14/26	16,685	16,184
[4,7]	Rio Oil Finance Trust Series 2014-3	6.750%	1/6/27	14,160	13,948
	SABIC Capital II BV	2.625%	10/3/18	9,600	9,780
7	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	16,820	17,980
7	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	5,775	5,895
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	20,200	21,638
	State Bank of India	4.125%	8/1/17	19,230	20,088
	State of Israel	5.500%	11/9/16	4,875	5,230
	State of Israel	4.000%	6/30/22	1,900	2,084
	State of Israel	3.150%	6/30/23	6,000	6,228
7	State of Qatar	3.125%	1/20/17	8,000	8,294
	Statoil ASA	1.800%	11/23/16	5,900	5,990
	Statoil ASA	3.125%	8/17/17	8,956	9,358
	Statoil ASA	1.200%	1/17/18	6,430	6,426
	Statoil ASA	2.250%	11/8/19	19,500	19,875
	Statoil ASA	2.900%	11/8/20	10,000	10,414
	Statoil ASA	3.150%	1/23/22	2,000	2,076

Svensk Exportkredit AB	1.750%	10/20/15	56,450	56,833
Svensk Exportkredit AB	2.125%	7/13/16	24,400	24,870
Svensk Exportkredit AB	1.750%	5/30/17	4,900	4,993
Svensk Exportkredit AB	1.125%	4/5/18	9,750	9,753
7 Temasek Financial I Ltd.	4.300%	10/25/19	7,250	8,034
7 Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,946
7 Turkiye Halk Bankasi AS	4.875%	7/19/17	1,800	1,850
United Mexican States	5.625%	1/15/17	3,758	4,030
United Mexican States	5.750%	10/12/10	13,800	14,781
Total Sovereign Bonds (Cost $3,704,803)				3,745,371
Taxable Municipal Bonds (0.4%)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	1.871%	12/1/19	9,800	9,894
California GO	5.950%	3/1/18	26,110	29,574
California GO	6.200%	10/1/19	13,650	16,088
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	1.600%	5/15/16	14,600	14,746
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	1.298%	7/1/16	7,800	7,845
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	5,350	5,462
George Washington University District of
Columbia GO	3.485%	9/15/22	4,800	4,992
Harris County TX Toll Road Revenue	1.361%	8/15/17	9,750	9,809
Illinois GO	4.961%	3/1/16	25,550	26,436
Illinois GO	5.365%	3/1/17	16,540	17,675
JobsOhio Beverage System Statewide Liquor
Profits Revenue	1.570%	1/1/17	2,000	2,020
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.217%	1/1/19	1,850	1,883
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	29,003	30,067
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	13,800	14,448
6 Mississippi GO (Nissan North America, Inc.
Project)	0.879%	11/1/17	12,180	12,250
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	4,585	4,790
University of California Revenue	2.054%	5/15/18	3,400	3,503
University of California Revenue	1.745%	5/15/19	6,250	6,286
Total Taxable Municipal Bonds (Cost $212,091)				217,768
Tax-Exempt Municipal Bonds (0.0%)
Calhoun County TX Navigation Industrial
Development Authority Port Revenue (BP
plc) VRDO	0.160%	5/7/15	10,000	10,000
7 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	6,700	7,611
Total Tax-Exempt Municipal Bonds (Cost $16,700)				17,611

			Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
9 Lehman Brothers Holdings Inc. Pfd.			29,160	—
Total Convertible Preferred Stocks (Cost $28,924)				—

	Coupon
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
19 Vanguard Market Liquidity Fund
(Cost $278,347)	0.121%		278,347,000	278,347
Total Investments (100.2%) (Cost $53,090,930)				53,443,635

		Expiration Date	Contracts
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		5/22/15	1,733	(190)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.50		5/22/15	1,730	(108)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.00		5/22/15	573	(27)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		5/22/15	288	(9)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		5/22/15	174	(33)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		5/22/15	1,733	(785)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		5/22/15	1,730	(1,189)
Total Liability for Options Written (Premiums received $2,473)				(2,341)
Other Assets and Liabilities-Net (-0.2%)				(88,995)
Net Assets (100%)				53,352,299

1 Securities with a value of $18,870,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2 Securities with a value of $19,015,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $8,997,000 have been segregated as initial margin for open cleared swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $6,156,413,000, representing 11.5% of net assets.
8 Security made only partial principal and/or interest payments during the period ended April 30, 2015.
9 Non-income-producing security—security in default.
10 Face amount denominated in Euro.
11 Face amount denominated in British pounds.

12 Face amount denominated in Australian dollars.
13 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14 Guaranteed by the Government of Japan.
15 Guaranteed by multiple countries.
16 Guaranteed by the Federal Republic of Germany.
17 Guaranteed by the Republic of Austria.
18 Guaranteed by the State of Qatar.
19 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Short-Term Investment-Grade Fund

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,523,185	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	9,411,184	62,641
Corporate Bonds	—	32,126,040	61,488
Sovereign Bonds	—	3,743,527	1,844
Taxable Municipal Bonds	—	217,768	—
Tax-Exempt Municipal Bonds	—	17,611	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	278,347	—	—
Liability for Options Written	(2,341)	—	—
Futures Contracts—Assets[1]	2,478	—	—
Futures Contracts—Liabilities[1]	(1,464)	—	—
Forward Currency Contracts—Assets	—	10,413	—
Forward Currency Contracts—Liabilities	—	(24,083)	—
Swap Contracts—Assets	552[1]	3,970	—
Swap Contracts—Liabilities	(134)[1]	(3,108)	—
Total	277,438	53,026,507	125,973
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

Short-Term Investment-Grade Fund

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short	Value Long	Appreciation
Futures Contracts	Expiration	Contracts)	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2015	13,321	1,600,289	(1,260)
2-Year U.S. Treasury Note	June 2015	2,901	636,090	67
10-Year U.S. Treasury Note	June 2015	(4,566)	(586,160)	1,524
30-Year U.S. Treasury Bond	June 2015	(1,918)	(306,101)	4,320
Euro-Bobl	June 2015	(1,032)	(149,251)	399
Ultra Long U.S. Treasury Bond	June 2015	(791)	(130,120)	3,449
Euro-Bund	June 2015	(371)	(65,278)	472
Australian 3-Year Treasury Bond	June 2015	(538)	(47,602)	144
Long Gilt	June 2015	(193)	(34,994)	86
Euro-Schatz	June 2015	17	2,122	—
Euro-Buxl	June 2015	8	1,515	(51)
				9,150

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Short-Term Investment-Grade Fund

At April 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	5/5/15	EUR	207,298	USD	224,732	8,048
Morgan Stanley Capital Services LLC	5/5/15	GBP	68,978	USD	104,363	1,515
Morgan Stanley Capital Services LLC	5/5/15	AUD	26,855	USD	20,792	274
Morgan Stanley Capital Services LLC	5/4/15	AUD	18,794	USD	14,678	191
UBS AG	5/5/15	EUR	7,910	USD	8,497	385
Barclays Bank plc	6/2/15	USD	241,416	EUR	222,650	(8,695)
Goldman Sachs Bank AG	5/5/15	USD	233,168	EUR	215,208	(8,494)
Bank of America NA	6/2/15	USD	104,343	GBP	68,978	(1,514)
BNP Paribas	5/5/15	USD	102,092	GBP	68,978	(3,785)
Morgan Stanley Capital Services LLC	6/2/15	USD	39,830	AUD	51,080	(517)
Morgan Stanley Capital Services LLC	5/5/15	USD	20,531	AUD	26,855	(715)
Morgan Stanley Capital Services LLC	5/4/15	USD	14,506	AUD	18,794	(363)
						(13,670)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Short-Term Investment-Grade Fund

The fund invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

Short-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Bank of America Corp./Baa2	12/20/17	MSCS	16,900	336	1.000	610
Boeing Co./A2	9/20/18	GSCM	4,885	(61)	1.000	81
Energy Transfer Partners LP/A2	6/20/17	BOANA	14,630	370	1.000	457
Federation of Malaysia/A3	6/20/20	BOANA	20,660	389	1.000	143
Federation of Malaysia/A3	6/20/20	JPMC	23,523	432	1.000	152
Federation of Malaysia/A3	6/20/20	GSCM	18,000	296	1.000	82
Federation of Malaysia/A3	6/20/20	BOANA	18,000	296	1.000	82
Federative Republic of Brazil/Baa2	6/20/20	GSCM	5,485	447	1.000	109
Federative Republic of Brazil/Baa2	6/20/20	BOANA	18,800	1,463	1.000	302
Federative Republic of Brazil/Baa2	6/20/20	JPMC	10,740	638	1.000	(25)
Federative Republic of Brazil/Baa2	6/20/20	BARC	32,000	1,770	1.000	(206)
General Electric Capital Corp./A1	12/20/19	DBAG	29,290	(568)	1.000	291
Goldman Sachs Group Inc./Baa1	12/20/17	MSCS	9,760	222	1.000	352
Goldman Sachs Group Inc./Baa1	3/20/20	BOANA	21,610	(188)	1.000	(27)
Hartford Financial Services Group
Inc./Baa2	3/20/18	GSCM	9,750	14	1.000	200
Kohls Corp./Baa1	6/20/18	JPMC	5,380	69	1.000	174
Kohls Corp./Baa1	9/20/18	BOANA	5,380	69	1.000	173
Peoples Republic of China/Aa3	6/20/20	BNPSW	24,405	(105)	1.000	(8)
Republic of Chile/Aa3	6/20/20	JPMC	11,525	(50)	1.000	8
Republic of Chile/Aa3	6/20/20	JPMC	29,295	(227)	1.000	(79)
Republic of Chile/Aa3	6/20/20	BNPSW	21,400	(155)	1.000	(47)
Republic of Indonesia/Baa3	6/20/20	BNPSW	12,500	292	1.000	(97)
Republic of Turkey/Baa3	12/20/16	BNPSW	10,740	29	1.000	(13)
Russian Federation/Ba1	6/20/17	GSCM	16,020	874	1.000	153
Russian Federation/Ba1	6/20/17	GSCM	9,600	523	1.000	91
Russian Federation/Ba1	6/20/17	GSCM	19,540	1,082	1.000	203
United Mexican States/A3	6/20/20	GSCM	10,550	151	1.000	40
United Mexican States/A3	6/20/20	GSCM	38,810	445	1.000	36
United Mexican States/A3	6/20/20	JPMC	37,390	438	1.000	44
			506,568			3,281

Short-Term Investment-Grade Fund

Credit Protection Purchased
Aetna Inc.	12/20/19	CSFBI	19,525	594	(1.000)	(162)
Aetna Inc.	6/20/20	GSCM	19,530	784	(1.000)	(6)
Banco Bilbao Vizcaya Argentaria SA	12/20/19	BOANA	14,510	159	(1.000)	34
Banco Santander SA	3/20/20	BARC	18,110	91	(1.000)	(45)
Banco Santander SA	3/20/20	BOANA	17,975	17	(1.000)	(119)
Bank of America Corp.	3/20/20	GSCM	21,610	333	(1.000)	(73)
BBVA Senior Finance	3/20/20	BOANA	18,060	128	(1.000)	(7)
Computer Sciences Corp.	9/20/15	BARC	7,315	108	(5.000)	(37)
Computer Sciences Corp.	9/20/15	MSCS	7,315	108	(5.000)	(36)
EI du Pont de Nemours & Co.	9/20/18	BNPSW	5,200	86	(1.000)	(55)
EI du Pont de Nemours & Co.	9/20/18	CSFBI	6,865	132	(1.000)	(53)
EI du Pont de Nemours & Co.	9/20/18	DBAG	5,200	86	(1.000)	(55)
EI du Pont de Nemours & Co.	9/20/18	BARC	5,200	86	(1.000)	(55)
EI du Pont de Nemours & Co.	9/20/18	GSCM	5,200	87	(1.000)	(53)
Federal Express Corp.	12/20/18	GSCM	21,640	243	(1.000)	(354)
Federative Republic of Brazil	12/20/15	BOANA	3,500	(6)	(1.000)	(16)
Intesa Sanpaolo SpA	6/20/19	DBAG	19,530	1,466	(3.000)	(332)
Intesa Sanpaolo SpA	12/20/19	BARC	14,510	139	(1.000)	17
Intesa Sanpaolo SpA	3/20/20	BOANA	18,060	86	(1.000)	(46)
McKesson Corp.	3/20/19	JPMC	18,210	501	(1.000)	(128)
McKesson Corp.	3/20/19	JPMC	18,210	490	(1.000)	(139)
Morgan Stanley	9/20/15	BARC	11,000	(48)	(1.000)	(83)
PPG Industries Inc.	3/20/18	GSCM	9,760	101	(1.000)	(155)
Republic of Austria	9/20/17	BNPSW	3,800	(89)	(1.000)	(172)
Republic of Colombia	6/20/20	BOANA	13,500	(298)	(1.000)	(36)
Republic of Colombia	6/20/20	JPMC	11,150	(238)	(1.000)	(22)
Republic of Korea	9/20/18	JPMC	7,800	48	(1.000)	(151)
Republic of Turkey	6/20/20	BNPSW	23,150	(1,170)	(1.000)	136
United Mexican States	12/20/15	BOANA	3,500	(7)	(1.000)	(21)
United Mexican States	12/20/18	DBAG	4,900	(22)	(1.000)	(35)
UnitedHealth Group Inc.	12/20/19	CSFBI	19,525	577	(1.000)	(152)
UnitedHealth Group Inc.	6/20/20	CSFBI	19,530	753	(1.000)	(8)
			412,890			(2,419)
						862

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America NA.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank NA.
MSCS—Morgan Stanley Capital Services Inc.

Short-Term Investment-Grade Fund

Centrally Cleared Interest Rate Swaps

				Floating	Unrealized
		Notional	Fixed Interest Rate	Interest Rate	Appreciation
Termination		Amount	Received (Paid)	Received	(Depreciation)
Date	Clearinghouse[1]	($000)	(%)	(Paid) (%)	($000)
					3
8/7/15	CME	100,000	0.413	(0.178)	(56)
					3
11/7/15	LCH	120,000	0.375	(0.178)	(104)
					3
12/15/15	CME	100,000	0.327	(0.182)	45
					3
2/15/16	LCH	150,000	0.700	(0.182)	465
					3
3/15/16	LCH	150,000	0.579	(0.182)	326
					2
6/1/16	CME	9,500	2.910	(0.262)	(57)
					2
6/1/16	CME	6,075	0.566	(0.262)	—
					3
6/15/16	CME	100,000	0.446	(0.182)	47
					3
11/15/16	LCH	150,000	0.681	(0.182)	290
					3
11/15/17	LCH	100,000	1.069	(0.182)	466
					3
7/10/18	CME	50,000	(1.380)	0.181	(507)
					3
1/15/19	LCH	200,000	(1.400)	0.182	(1,508)
					3
2/7/19	CME	150,000	(1.220)	0.178	39
					3
7/10/19	CME	50,000	(1.686)	0.181	(811)
					3
8/15/19	LCH	175,000	(1.524)	0.182	(1,537)
					(2,902)

1 CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Short-Term Investment-Grade Fund

Over-the-Counter Interest Rate Swaps

				Floating
			Fixed	Interest Rate		Unrealized
		Notional	Interest Rate	Received		Appreciation
Termination		Amount	Received (Paid)	(Paid)		(Depreciation)
Date	Counterparty[1]	($000)	(%)	(%)		($000)

6/1/16	GSCM	125	0.555	(0.262)	2	—

1 GSCM—Goldman Sachs Bank USA.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional	Notional
				Amount of	Amount of	Unrealized
Fixed Interest				Currency	Currency	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	(Depreciation
Received	Rate Paid	Date	Counterparty[1]	($000)	(000)	) ($000)
USD 5.453%	GBP 5.875%	4/28/17	MSCS	24,528	GBP 14,650	2,029
USD 4.684%	GBP 5.375%	9/28/16	MSCS	23,541	GBP 13,750	2,410
USD 5.272%	EUR 3.750%	11/9/20	MSCS	19,868	EUR 14,645	3,751
USD 6.653%	EUR 6.375%	4/4/16	MSCS	18,804	EUR 13,675	3,584
USD 5.693%	GBP 6.125%	5/14/17	BARC	16,195	GBP 9,770	1,203
USD 4.020%	EUR 2.625%	12/6/18	BARC	14,423	EUR 10,777	2,474
USD 3.221%	EUR 2.125%	12/1/20	BARC	13,998	EUR 10,205	2,299
USD 5.686%	GBP 6.125%	5/14/17	BARC	13,493	GBP 8,119	1,036
USD 5.013%	EUR 3.750%	7/12/18	MSCS	13,086	EUR 9,800	2,251
						21,037

1 BARC—Barclays Bank plc.
MSCS—Morgan Stanley Capital Services LLC.

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At April 30, 2015, counterparties had deposited in segregated accounts securities and cash with a value of $19,615,000 in connection with open swap contracts and forward currency contracts.

G. At April 30, 2015, the cost of investment securities for tax purposes was $53,103,901,000. Net unrealized appreciation of investment securities for tax purposes was $339,734,000, consisting of unrealized gains of $565,014,000 on securities that had risen in value since their purchase and $225,280,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments
As of April 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (104.4%)
U.S. Government Securities (11.6%)
	United States Treasury Inflation Indexed
	Bonds	0.750%	2/15/45	10,000	10,027
	United States Treasury Note/Bond	0.625%	7/15/16	38,000	38,119
	United States Treasury Note/Bond	1.500%	7/31/16	50,000	50,703
1	United States Treasury Note/Bond	0.625%	8/15/16	49,650	49,797
	United States Treasury Note/Bond	0.375%	10/31/16	5,250	5,244
	United States Treasury Note/Bond	0.500%	4/30/17	100	100
	United States Treasury Note/Bond	0.875%	11/15/17	23,050	23,100
	United States Treasury Note/Bond	1.000%	12/15/17	3,200	3,215
	United States Treasury Note/Bond	1.000%	2/15/18	4,950	4,969
	United States Treasury Note/Bond	0.750%	2/28/18	44,500	44,333
	United States Treasury Note/Bond	2.750%	2/28/18	8,200	8,631
	United States Treasury Note/Bond	1.000%	3/15/18	6,800	6,821
	United States Treasury Note/Bond	0.750%	3/31/18	3,350	3,335
	United States Treasury Note/Bond	0.750%	4/15/18	4,250	4,231
	United States Treasury Note/Bond	1.000%	5/31/18	26,000	26,033
	United States Treasury Note/Bond	1.375%	6/30/18	73,950	74,851
	United States Treasury Note/Bond	1.500%	8/31/18	32,600	33,084
	United States Treasury Note/Bond	1.375%	9/30/18	37,500	37,887
	United States Treasury Note/Bond	1.250%	10/31/18	45,000	45,239
	United States Treasury Note/Bond	1.750%	10/31/18	68,000	69,530
	United States Treasury Note/Bond	1.375%	12/31/18	26,500	26,715
	United States Treasury Note/Bond	1.500%	3/31/19	2,500	2,528
	United States Treasury Note/Bond	1.000%	9/30/19	10,500	10,346
	United States Treasury Note/Bond	1.250%	1/31/20	6,350	6,305
	United States Treasury Note/Bond	1.375%	3/31/20	700	698
					585,841
Agency Bonds and Notes (77.9%)
2	AID-Tunisia	2.452%	7/24/21	15,000	15,675
3	Federal Farm Credit Banks	1.110%	2/20/18	14,000	14,067
3	Federal Home Loan Banks	0.375%	6/10/16	26,000	26,002
3	Federal Home Loan Banks	2.000%	9/9/16	8,420	8,592
3	Federal Home Loan Banks	0.500%	9/28/16	149,000	149,003
3	Federal Home Loan Banks	0.625%	11/23/16	144,000	144,125
3	Federal Home Loan Banks	1.625%	12/9/16	15,500	15,754
3	Federal Home Loan Banks	0.875%	3/10/17	8,500	8,535
[3,4] Federal Home Loan Banks		1.100%	9/19/17	75,000	75,086
3	Federal Home Loan Banks	1.375%	3/9/18	75,700	76,592
3	Federal Home Loan Banks	1.125%	4/25/18	17,250	17,336
[3,4] Federal Home Loan Banks		1.200%	5/24/18	50,000	49,971
5	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	9,700	10,160
5	Federal Home Loan Mortgage Corp.	0.500%	5/13/16	4,750	4,758
[4,5] Federal Home Loan Mortgage Corp.		0.550%	5/20/16	45,450	45,458
[4,5] Federal Home Loan Mortgage Corp.		0.500%	5/27/16	50,000	50,011
5	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	21,500	21,926
[4,5] Federal Home Loan Mortgage Corp.		0.700%	9/27/16	25,000	25,019
[4,5] Federal Home Loan Mortgage Corp.		0.650%	9/30/16	100,000	100,078
5	Federal Home Loan Mortgage Corp.	0.875%	10/14/16	87,000	87,435

[4,5] Federal Home Loan Mortgage Corp.		0.800%	11/21/16	42,750	42,764
5	Federal Home Loan Mortgage Corp.	0.500%	1/27/17	135,800	135,592
5	Federal Home Loan Mortgage Corp.	0.875%	2/22/17	143,000	143,658
5	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	333,000	335,211
[4,5] Federal Home Loan Mortgage Corp.		0.800%	4/28/17	28,600	28,595
5	Federal Home Loan Mortgage Corp.	1.000%	7/28/17	35,000	35,195
5	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	61,250	61,515
5	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	50,000	55,308
[4,5] Federal Home Loan Mortgage Corp.		1.300%	11/27/17	52,000	52,038
5	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	207,650	206,734
[4,5] Federal Home Loan Mortgage Corp.		1.250%	1/30/18	50,000	50,043
[4,5] Federal Home Loan Mortgage Corp.		1.250%	4/20/18	50,000	50,029
5	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	95,000	96,490
5	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	50,000	49,566
5	Federal National Mortgage Assn.	2.250%	3/15/16	10,705	10,887
5	Federal National Mortgage Assn.	0.500%	3/30/16	65,000	65,116
5	Federal National Mortgage Assn.	0.375%	7/5/16	20,000	19,994
5	Federal National Mortgage Assn.	0.625%	8/26/16	29,650	29,707
5	Federal National Mortgage Assn.	1.375%	11/15/16	6,500	6,582
5	Federal National Mortgage Assn.	1.250%	1/30/17	180,000	182,034
5	Federal National Mortgage Assn.	5.000%	2/13/17	6,000	6,464
5	Federal National Mortgage Assn.	1.125%	4/27/17	104,000	104,977
5	Federal National Mortgage Assn.	5.000%	5/11/17	94,500	102,670
[4,5] Federal National Mortgage Assn.		2.000%	5/16/17	80,000	81,386
5	Federal National Mortgage Assn.	5.375%	6/12/17	17,800	19,536
[4,5] Federal National Mortgage Assn.		1.000%	8/14/17	35,000	34,903
[4,5] Federal National Mortgage Assn.		2.000%	9/26/17	100,000	102,021
5	Federal National Mortgage Assn.	1.000%	9/27/17	85,750	86,120
[4,5] Federal National Mortgage Assn.		1.070%	9/27/17	27,000	26,958
[4,5] Federal National Mortgage Assn.		2.000%	10/17/17	100,000	102,005
5	Federal National Mortgage Assn.	0.875%	10/26/17	88,000	88,078
[4,5] Federal National Mortgage Assn.		1.000%	11/28/17	20,500	20,561
5	Federal National Mortgage Assn.	0.875%	12/20/17	31,000	30,983
5	Federal National Mortgage Assn.	0.875%	2/8/18	25,100	25,065
[4,5] Federal National Mortgage Assn.		1.050%	4/13/18	50,000	49,981
[4,5] Federal National Mortgage Assn.		1.250%	9/27/18	10,000	10,041
5	Federal National Mortgage Assn.	1.750%	6/20/19	94,000	95,418
5	Federal National Mortgage Assn.	1.750%	9/12/19	30,750	31,160
5	Federal National Mortgage Assn.	0.000%	10/9/19	130,000	119,778
5	Federal National Mortgage Assn.	1.750%	11/26/19	35,500	35,916
5	Federal National Mortgage Assn.	1.625%	1/21/20	87,500	87,942
5	Federal National Mortgage Assn.	1.500%	6/22/20	62,000	61,746
					3,926,350
Conventional Mortgage-Backed Securities (14.9%)
[4,5] Fannie Mae Pool		2.000%	10/1/27–7/1/28	11,184	11,226
4,5,6Fannie Mae Pool		2.500%	12/1/27–5/1/30	75,674	77,635
4,5,6Fannie Mae Pool		3.000%	12/1/20–5/1/30	86,766	90,837
4,5,6Fannie Mae Pool		3.500%	11/1/24–6/1/45	193,280	203,158
4,5,6Fannie Mae Pool		4.000%	6/1/18–6/1/45	119,278	127,149
[4,5] Fannie Mae Pool		4.500%	1/1/18–10/1/25	16,398	17,203
[4,5] Fannie Mae Pool		5.000%	8/1/15–6/1/25	13,119	13,800
[4,5] Fannie Mae Pool		5.500%	3/1/16–1/1/25	7,168	7,506
[4,5] Fannie Mae Pool		6.000%	4/1/17–5/1/24	610	640
[4,5] Fannie Mae Pool		6.500%	8/1/16–9/1/16	688	709
[4,5] Fannie Mae Pool		7.500%	7/1/15–8/1/15	1	1
[4,5] Fannie Mae Pool		8.000%	7/1/15–9/1/15	8	8
4,5,6Freddie Mac Gold Pool		2.000%	9/1/28–5/1/30	10,378	10,372

4,5,6Freddie Mac Gold Pool	2.500%	6/1/22–5/1/30	56,673	58,092
4,5,6Freddie Mac Gold Pool	3.000%	11/1/29–5/1/30	54,670	57,285
[4,5] Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	28,681	30,610
[4,5] Freddie Mac Gold Pool	4.000%	6/1/18–1/1/29	22,044	23,381
[4,5] Freddie Mac Gold Pool	4.500%	5/1/18–9/1/26	12,481	13,187
[4,5] Freddie Mac Gold Pool	5.000%	6/1/17–6/1/25	6,361	6,718
[4,5] Freddie Mac Gold Pool	5.500%	1/1/16–9/1/21	177	183
[4,5] Freddie Mac Gold Pool	6.000%	10/1/18	60	62
				749,762
Total U.S. Government and Agency Obligations (Cost $5,246,770)				5,261,953
Temporary Cash Investment (4.3%)
			Shares
Money Market Fund (4.3%)
7 Vanguard Market Liquidity Fund (Cost
$219,326)	0.121%		219,326,194	219,326
Total Investments (108.7%) (Cost $5,466,096)				5,481,279
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		5/22/15	164	(18)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.50		5/22/15	164	(10)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.00		5/22/15	56	(3)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		5/22/15	28	(1)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		5/22/15	16	(3)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		5/22/15	164	(74)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		5/22/15	164	(113)
Total Liability for Options Written (Premiums received $235)				(222)
Other Assets and Liabilities-Net (-8.7%)				(438,803)
Net Assets (100%)				5,042,254

1 Securities with a value of $1,700,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2015.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities,

Short-Term Federal Fund

including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2015, counterparties had deposited in segregated accounts securities and cash with a value of $1,566,000 in connection with TBA transactions.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,261,953	—
Temporary Cash Investments	219,326	—	—
Futures Contracts—Assets[1]	135	—	—
Futures Contracts—Liabilities[1]	(22)	—	—
Liability for Options Written	(222)	—	—
Total	219,217	5,261,953	—
1 Represents variation margin on the last day of the reporting period.

Short-Term Federal Fund

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2015	(470)	(103,055)	(9)
30-Year U.S. Treasury Bond	June 2015	(129)	(20,588)	356
Ultra Long U.S. Treasury Bond	June 2015	(123)	(20,234)	477
10-Year U.S. Treasury Note	June 2015	156	20,027	4
5-Year U.S. Treasury Note	June 2015	148	17,780	3
				831

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At April 30, 2015, the cost of investment securities for tax purposes was $5,466,114,000. Net unrealized appreciation of investment securities for tax purposes was $15,165,000, consisting of

Short-Term Federal Fund

unrealized gains of $17,808,000 on securities that had risen in value since their purchase and $2,643,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.5%)
U.S. Government Securities (9.5%)
	United States Treasury Inflation Indexed
	Bonds	0.750%	2/15/45	38,000	38,102
	United States Treasury Note/Bond	0.250%	5/31/15	116,500	116,519
	United States Treasury Note/Bond	0.250%	7/15/15	72,500	72,534
	United States Treasury Note/Bond	0.250%	10/15/15	161,500	161,626
1	United States Treasury Note/Bond	2.625%	4/30/16	4,700	4,809
	United States Treasury Note/Bond	0.500%	6/15/16	75,500	75,653
	United States Treasury Note/Bond	0.500%	9/30/16	315	315
	United States Treasury Note/Bond	0.375%	10/31/16	500	500
	United States Treasury Note/Bond	0.500%	11/30/16	5,250	5,253
[1,2] United States Treasury Note/Bond		0.750%	1/15/17	90,500	90,867
	United States Treasury Note/Bond	0.625%	9/30/17	22,500	22,433
	United States Treasury Note/Bond	0.875%	10/15/17	73,610	73,817
	United States Treasury Note/Bond	0.875%	11/15/17	70,250	70,404
	United States Treasury Note/Bond	1.000%	12/15/17	71,000	71,333
	United States Treasury Note/Bond	0.875%	1/15/18	164,950	165,105
2	United States Treasury Note/Bond	1.000%	3/15/18	102,950	103,271
3	United States Treasury Note/Bond	2.875%	3/31/18	15,000	15,848
	United States Treasury Note/Bond	0.750%	4/15/18	557,950	555,423
	United States Treasury Note/Bond	2.750%	2/15/19	6,395	6,765
	United States Treasury Note/Bond	1.625%	4/30/19	3,000	3,045
1	United States Treasury Note/Bond	3.625%	8/15/19	1,530	1,678
	United States Treasury Note/Bond	1.375%	3/31/20	126,700	126,344
	United States Treasury Note/Bond	2.000%	8/31/21	31,250	31,763
	United States Treasury Note/Bond	2.375%	8/15/24	67,950	70,031
					1,883,438
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5,6]Freddie Mac Non Gold Pool		2.375%	8/1/32	451	468
[4,5,6]Freddie Mac Non Gold Pool		2.393%	9/1/32	178	183
					651
Total U.S. Government and Agency Obligations (Cost $1,878,181)					1,884,089
Asset-Backed/Commercial Mortgage-Backed Securities (11.8%)
4	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	3,000	3,002
[4,5]	Ally Master Owner Trust Series 2010-4	1.252%	8/15/17	39,470	39,544
[4,5,7]Ally Master Owner Trust Series 2010-4		1.731%	8/15/17	8,100	8,120
[4,5,7]Ally Master Owner Trust Series 2010-4		2.131%	8/15/17	6,160	6,178
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,620	2,631
[4,5]	Ally Master Owner Trust Series 2014-1	0.651%	1/15/19	3,050	3,055
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	3,500	3,514
4	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	2,400	2,408
4	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	10,380	10,426
[4,5]	American Express Credit Account Secured
	Note Trust 2008-2	1.442%	9/15/20	10,170	10,449
[4,5]	American Express Credit Account Secured
	Note Trust 2012-4	0.731%	5/15/20	7,000	7,027
[4,5]	American Express Issuance Trust II 2013-1	0.461%	2/15/19	13,000	12,991
[4,5,7]American Homes 4 Rent 2014-SFR1		1.250%	6/17/31	1,084	1,077
[4,5,7]American Homes 4 Rent 2014-SFR1		1.600%	6/17/31	970	964

[4,7]	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	4,166	4,368
[4,7]	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,117
[4,7]	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	5,170	5,372
[4,7]	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	5,490	5,620
[4,7]	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	6,000	6,710
[4,7]	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	3,540	4,154
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	720	721
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	3,100	3,103
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	1,500	1,517
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	2,500	2,548
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	1,660	1,686
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	2,230	2,287
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	1,470	1,484
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	1,655	1,680
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	1,000	1,003
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	500	500
[4,7]	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	1,330	1,360
[4,7]	Applebee's Funding LLC/IHOP Funding LLC
	2014-1	4.277%	9/5/44	2,090	2,155
[4,7]	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	830	828
[4,7]	ARL Second LLC 2014-1A	2.920%	6/15/44	1,713	1,717
[4,5,7]Arran Residential Mortgages Funding 2010-1
	plc	1.658%	5/16/47	3,583	3,597
[4,5,7]Arran Residential Mortgages Funding 2011-1
	plc	1.707%	11/19/47	2,460	2,475
[4,7]	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	1,370	1,472
[4,7]	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	14,310	14,386
[4,5]	BA Credit Card Trust 2014-A1	0.561%	6/15/21	18,930	18,950
[4,7]	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,975	5,071
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	2,211	2,309
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	4,359	4,583
4	Banc of America Commercial Mortgage Trust
	2007-2	5.731%	4/10/49	3,319	3,538
4	Banc of America Commercial Mortgage Trust
	2008-1	6.386%	2/10/51	5,757	6,332
4	Banc of America Commercial Mortgage Trust
	2008-1	6.430%	2/10/51	20,542	22,590
[4,5,7]Bank of America Student Loan Trust 2010-
	1A	1.075%	2/25/43	10,427	10,439
	Bank of Nova Scotia	1.850%	4/14/20	4,450	4,439
[4,7]	Bank of The West Auto Trust 2014-1	1.650%	3/16/20	9,400	9,473
4	Barclays Dryrock Issuance Trust 2014-3	2.410%	7/15/22	15,800	16,142
[4,7]	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	2,785	2,844

4	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR9	4.943%	9/11/42	1,320	1,330
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	2,273	2,378
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.896%	6/11/40	22,140	23,803
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	7,187	7,794
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	3,829	4,155
[4,5]	Brazos Higher Education Authority Inc.
	Series 2005-3	0.467%	6/25/26	5,720	5,603
[4,5]	Brazos Higher Education Authority Inc.
	Series 2010-1	1.162%	5/25/29	2,231	2,234
[4,5]	Brazos Higher Education Authority Inc.
	Series 2011-1	1.062%	2/25/30	13,666	13,740
4	Cabela's Credit Card Master Note Trust
	2015-1A	2.260%	3/15/23	3,160	3,193
[4,7]	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	1,875	1,888
[4,7]	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	2,810	2,829
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	1,550	1,552
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	1,700	1,703
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	6,485	6,667
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	5,020	5,041
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	3,400	3,427
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	3,045	3,086
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	1,775	1,798
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	2,500	2,513
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	650	657
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	1,000	1,014
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	800	814
[4,5]	Capital One Multi-asset Execution Trust
	2007-A2	0.262%	12/16/19	5,610	5,593
[4,5]	Capital One Multi-asset Execution Trust
	2007-A5	0.222%	7/15/20	18,644	18,523
[4,5]	Capital One Multi-Asset Execution Trust
	2014-A3	0.561%	1/18/22	5,135	5,136
4	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	2,920	2,944
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	1,785	1,808
4	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	520	519
4	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	970	969
4	Carmax Auto Owner Trust 2014-4	1.810%	7/15/20	3,850	3,878
4	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	11,290	11,376
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	9,100	9,242
[4,7]	CFCRE Commercial Mortgage Trust 2011-
	C1	5.721%	4/15/44	2,900	3,311
[4,7]	CFCRE Commercial Mortgage Trust 2011-
	C2	5.753%	12/15/47	5,260	6,151
[4,5]	Chase Issuance Trust 2007-C1	0.641%	4/15/19	6,100	6,075
[4,5]	Chase Issuance Trust 2012-A10	0.442%	12/16/19	6,000	5,995
[4,7]	Chrysler Capital Auto Receivables Trust
	2013-AA	1.830%	3/15/19	915	920
[4,7]	Chrysler Capital Auto Receivables Trust
	2013-AA	2.280%	7/15/19	1,100	1,109
[4,7]	Chrysler Capital Auto Receivables Trust
	2013-AA	2.930%	8/17/20	1,190	1,207

[4,7]	Chrysler Capital Auto Receivables Trust
	2014-AA	2.280%	11/15/19	2,150	2,166
[4,7]	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	3,145	3,148
[4,5]	Citibank Credit Card Issuance Trust 2008-A7	1.556%	5/20/20	11,800	12,191
[4,5]	Citibank Credit Card Issuance Trust 2013-A2	0.462%	5/26/20	10,000	9,996
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	23,045	23,466
4	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	6,650	6,967
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,770	5,970
[4,7]	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,017	2,137
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	5,650	5,823
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	3,300	3,449
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	700	754

[4,5,7]Citigroup Commercial Mortgage Trust 2014-
388G	0.932%	6/15/33	1,000	1,001

4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	230	251
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	920	976
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	2,480	2,679
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	2,460	2,613
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	1,020	1,086
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	740	782
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.604%	7/10/47	1,250	1,306
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	5,300	5,622
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	940	961
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	2,535	2,582
[4,7]	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	5,311	5,437
[4,7]	CLI Funding V LLC 2013-1A	2.830%	3/18/28	4,672	4,627
[4,5,7]Colony American Homes 2014-1		1.400%	5/17/31	2,648	2,634
[4,5,7]Colony American Homes 2014-1		1.600%	5/17/31	1,960	1,942
[4,5,7]Colony American Homes Single-Family
	Rental Pass-Through Certificates 2014-2	1.532%	7/17/31	700	692
4	COMM 15-CR22 Mortgage Trust	3.309%	3/10/48	3,130	3,234
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	1,933	2,037
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	15,410	16,191
4	COMM 2007-C9 Mortgage Trust	5.989%	12/10/49	3,620	3,926
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,700	2,818
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	4,171
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	2,855	2,915
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,215	6,353
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,700	2,739
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	4,800	5,255
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	4,690	5,220
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,400	1,486

4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	7,740	8,496
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	6,375	7,062
4	COMM 2013-CCRE13 Mortgage Trust	4.913%	12/10/23	855	957
4	COMM 2013-CCRE13 Mortgage Trust	4.913%	12/10/23	1,560	1,688
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	5,000	5,347
4	COMM 2013-CCRE9 Mortgage Trust	4.377%	7/10/45	4,980	5,569
4	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	1,700	1,769
4	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	800	861
[4,7]	COMM 2013-CR9 Mortgage Trust	4.401%	7/10/45	1,600	1,663
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	3,180	3,317
[4,7]	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	1,050	1,128
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	585	649
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,800	3,893
[4,7]	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	6,500	6,606
[4,7]	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	6,150	6,513
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	2,890	3,032
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	1,520	1,624
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,540	2,822
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,650	1,715
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,510	2,757
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,445
4	COMM 2014-CCRE15 Mortgage Trust	4.869%	2/10/47	1,600	1,798
4	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	3,335	3,632
4	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	1,290	1,407
4	COMM 2014-CR17 Mortgage Trust	4.896%	5/10/47	1,340	1,434
4	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	1,600	1,685
4	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	3,865	4,166
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,270	2,464
4	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	470	483
4	Commercial Mortgage Trust 2006-GG7	6.014%	7/10/38	23,944	24,732
7	Commonwealth Bank of Australia	1.875%	12/11/18	3,350	3,383
7	Commonwealth Bank of Australia	2.000%	6/18/19	4,300	4,338
[4,7]	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	5,580	5,717
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	6.000%	6/15/38	716	737
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.169%	2/15/41	3,178	3,503
[4,7]	DB Master Finance LL 2015-1	3.262%	2/20/45	4,305	4,336
[4,5]	Discover Card Execution Note Trust 2012-A4	0.551%	11/15/19	4,555	4,563
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	40,000	39,934
[4,5]	Discover Card Execution Note Trust 2013-A1	0.482%	8/17/20	18,000	17,999
4	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	10,900	11,050
7	DNB Boligkreditt AS	1.450%	3/21/18	3,300	3,311
[4,7]	Drive Auto Receivables Trust 2015-A	2.280%	6/17/19	4,200	4,212
[4,7]	Drive Auto Receivables Trust 2015-A	3.060%	5/17/21	2,750	2,764
[4,7]	Drive Auto Receivables Trust 2015-A	4.120%	6/15/22	2,000	2,015
[4,7]	Enterprise Fleet Financing LLC Series 2011-
	3	2.100%	5/20/17	1,679	1,682
[4,7]	Enterprise Fleet Financing LLC Series 2012-
	2	0.720%	4/20/18	793	794
[4,7]	Enterprise Fleet Financing LLC Series 2012-
	2	0.930%	4/20/18	2,200	2,201
[4,7]	Enterprise Fleet Financing LLC Series 2015-
	1	1.740%	9/20/20	17,660	17,719
[4,5]	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.681%	2/25/25	2,132	2,140
[4,5]	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.681%	2/25/25	2,542	2,546

4	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	4,000	4,002
4	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	3,050	3,051
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	4,730	4,736
4	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	3,035	3,035
4	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	2,000	2,014
4	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	2,800	2,809
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	2,890	2,897
[4,7]	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	4,588	4,673
[4,7]	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	1,400	1,414
[4,7]	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	10,930	11,134
[4,7]	Ford Credit Auto Owner Trust 2014-2	2.510%	4/15/26	1,600	1,619
4	Ford Credit Auto Owner Trust 2014-C	1.560%	2/15/20	2,400	2,414
[4,7]	Ford Credit Auto Owner Trust 2015-1	2.120%	7/15/26	6,600	6,656
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	2,000	2,028
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	24,203	24,347
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	1,600	1,609
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	1,900	1,919
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	5,700	5,717
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	2,100	2,108
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-3	1.740%	6/15/17	820	821
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	670	678
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	720	725
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	290	295
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	2,000	2,007
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	900	912
[4,5]	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.682%	2/15/21	6,100	6,114
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	14,795	14,832
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	11,758	11,733
[4,7]	FRS I LLC 2013-1A	1.800%	4/15/43	1,068	1,062
[4,7]	FRS I LLC 2013-1A	3.080%	4/15/43	6,074	6,107
[4,5]	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.181%	5/15/19	10,800	10,824
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	30,000	30,317
[4,5]	GE Capital Credit Card Master Note Trust
	Series 2012-3	0.632%	3/15/20	39,385	39,413
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	2,300	2,299
[4,5]	GE Dealer Floorplan Master Note Trust
	Series 2012-2	0.931%	4/22/19	13,000	13,081
[4,5]	GE Dealer Floorplan Master Note Trust
	Series 2012-4	0.621%	10/20/17	10,000	10,005

[4,5]	GE Dealer Floorplan Master Note Trust
	Series 2014-2	0.631%	10/20/19	4,400	4,396
[4,5]	GE Dealer Floorplan Master Note Trust
	Series 2015-2	0.831%	1/20/22	20,920	20,932
[4,7]	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	1,700	1,709
[4,7]	GM Financial Leasing Trust 2014-2A	1.620%	2/20/18	8,000	8,045
4	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	1,650	1,659
[4,7]	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	18,000	18,207
[4,5,7]Golden Credit Card Trust 2012-3A		0.632%	7/17/17	7,422	7,425
[4,5,7]Golden Credit Card Trust 2015-1A		0.622%	2/15/20	35,000	34,997
[4,7]	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	13,530	13,528
[4,7]	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	1,000	1,051
[4,7]	Great America Leasing Receivables 2013-1	1.160%	5/15/18	2,500	2,503
[4,7]	Great America Leasing Receivables 2015-1	2.020%	6/21/21	1,680	1,693
[4,7]	GS Mortgage Securities Trust 2010-C2	5.396%	12/10/43	1,370	1,514
[4,7]	GS Mortgage Securities Trust 2011-GC3	5.739%	3/10/44	2,650	3,016
[4,7]	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	4,100	4,355
[4,7]	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	6,450	6,548
[4,7]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,168
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,240	2,314
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	1,550	1,610
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	2,000	2,091
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	800	856
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	3,390	3,702
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	8,070	8,760
4	GS Mortgage Securities Trust 2014-GC24	4.640%	9/10/47	1,860	2,018
4	GS Mortgage Securities Trust 2014-GC24	4.661%	9/10/47	2,685	2,805
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,050	1,112
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	1,100	1,144
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	3,500	3,497
[4,7]	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	7,930	8,066
[4,7]	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	7,500	7,756
[4,7]	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	13,350	13,356
[4,7]	Hilton USA Trust 2013-HLT	2.662%	11/5/30	3,120	3,113
[4,7]	Hilton USA Trust 2013-HLT	3.367%	11/5/30	3,240	3,266
[4,7]	Hilton USA Trust 2013-HLT	3.714%	11/5/30	1,455	1,474
4	Honda Auto Receivables 2014-4 Owner
	Trust	1.460%	10/15/20	1,660	1,669
[4,7]	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	4,000	4,031
[4,7]	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	1,900	1,897
[4,7]	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	550	550
[4,7]	Hyundai Auto Lease Securitization Trust
	2015-A	1.650%	8/15/19	10,880	10,924
[4,7]	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	7,250	7,279
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	1,700	1,718
4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	1,000	1,002
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	1,200	1,210
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	2,350	2,397
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	1,900	1,938
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	1,700	1,710
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	1,150	1,151
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	2,200	2,210
[4,5,7]Hyundai Floorplan Master Owner Trust
	Series 2013-1	0.831%	5/15/18	1,400	1,396
[4,7]	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	4,204	4,225

5	Illinois Student Assistance Commission
	Series 2010-1	1.327%	4/25/22	6,931	6,970
[4,5,7]Invitation Homes 2014-SFR1 Trust		1.680%	6/17/31	4,750	4,750
[4,5,7]Invitation Homes 2014-SFR2 Trust		1.282%	9/17/31	2,560	2,560
[4,5,7]Invitation Homes 2014-SFR2 Trust		1.782%	9/17/31	700	701
[4,5,7]Invitation Homes 2015-SFR2 Trust		1.528%	6/17/32	2,925	2,935
[4,7]	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	6,000	6,188
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	2,866	2,942
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	6.057%	4/15/45	3,515	3,664
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	24,843	26,632
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	4,417	4,772
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	3,261	3,470
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	2,452	2,648
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	10,030	10,615
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	1,250	1,312
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,175	1,279
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.689%	11/15/43	2,313	2,584
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.689%	11/15/43	2,730	2,938
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	6,550	7,048
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	4,990	5,620
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	3,170	3,516
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.500%	8/15/46	4,000	4,661
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	4,499	4,792
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	4,640	4,736
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,070	4,249
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,484
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,900	6,099
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	4,670	4,752
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	980	1,048
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	290	312
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.111%	12/15/46	2,135	2,401
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.176%	12/15/46	960	1,051

4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	5,378	5,499
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	5,000	5,341
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.162%	7/15/45	5,000	5,416
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	1,300	1,357
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	1,400	1,504
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	2,300	2,397
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	400	427
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	1,750	1,953
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.251%	11/15/45	1,300	1,432
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	4,070	4,502
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	7,000	7,678
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	600	664
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.970%	2/15/47	2,500	2,779
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.970%	2/15/47	1,000	1,074
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	680	717
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	2,000	2,124
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	4,130	4,324
5	Kentucky Higher Education Student Loan
	Corp. 2013-2	0.779%	9/1/28	2,733	2,725
[4,7]	Ladder Capital Commercial Mortgage 2013-
	GCP Mortgage Trust	3.388%	5/15/31	910	950
[4,5,7]Lanark Master Issuer plc 2012-2A		1.662%	12/22/54	1,545	1,555
[4,5,7]Lanark Master Issuer plc 2013-1A		0.762%	12/22/54	3,442	3,441
4	LB-UBS Commercial Mortgage Trust 2006-
	C3	5.641%	3/15/39	5,790	5,966
4	LB-UBS Commercial Mortgage Trust 2006-
	C6	5.342%	9/15/39	2,210	2,309
4	LB-UBS Commercial Mortgage Trust 2006-
	C7	5.347%	11/15/38	25,211	26,506
4	LB-UBS Commercial Mortgage Trust 2007-
	C2	5.387%	2/15/40	18,469	19,736
4	LB-UBS Commercial Mortgage Trust 2007-
	C7	5.866%	9/15/45	15,731	17,158
[4,7]	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	4,378	4,382
[4,7]	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,336
[4,7]	Master Credit Card Trust 2012-2A	1.970%	4/21/17	1,400	1,405
[4,7]	Master Credit Card Trust 2013-3A	2.280%	1/22/18	2,100	2,102
[4,5]	MBNA Credit Card Master Note Trust 2004-
	A3	0.442%	8/16/21	27,360	27,272
[4,7]	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	15,000	15,021
[4,5,7]Mercedes-Benz Master Owner Trust 2015-B		0.560%	4/15/20	14,650	14,650

4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	791	825
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	11,789	12,752
[4,7]	Miramax LLC 2014-1A	3.340%	7/20/26	916	924
4	ML-CFC Commercial Mortgage Trust 2006-2	6.060%	6/12/46	852	885
[4,7]	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	2,880	2,905
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	7,445	7,750
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	2,050	2,198
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	5,740	5,853
[4,7]	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-CKSV	3.277%	10/15/30	6,000	6,070
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	780	863
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	1,800	1,884
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.363%	8/15/46	7,317	8,128
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	810	869
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	400	439
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,524
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	2,000	2,053
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	11,910	12,289
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	2,300	2,519
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	1,600	1,775
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	4,610	4,988
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	935	1,016
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.483%	6/15/47	2,400	2,560
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.916%	6/15/47	2,400	2,544
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	10,050	10,739
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	4.011%	8/15/47	530	572
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	2,150	2,330
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	1,080	1,129
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	470	494
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	765	786
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	425	437
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C22	3.306%	5/15/46	2,300	2,364
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	4,285	4,475

4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	1,236	1,301
4	Morgan Stanley Capital I Trust 2007-IQ15	6.104%	6/11/49	7,225	7,808
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	4,793	5,164
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,605
[4,7]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	6,000	6,207
[4,7]	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,875
[4,7]	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	1,050	1,102
[4,7]	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	3,760	3,966
[4,5]	Navient Student Loan Trust 2014-1	0.931%	2/25/39	650	640
[4,5]	Navient Student Loan Trust 2015-1	0.781%	4/25/40	16,000	16,012
[4,5]	New Mexico Educational Assistance
	Foundation 2013-1	0.879%	1/2/25	4,695	4,671
[4,5]	Nissan Master Owner Trust Receivables
	Series 2013-A	0.482%	2/15/18	9,000	8,996
4	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	21,640	21,662
7	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	5,500	5,569
5	North Carolina State Education Assistance
	Authority 2011-1	1.177%	1/26/26	3,700	3,690
[4,5,7]PFS Financing Corp. 2014-AA		0.781%	2/15/19	1,600	1,599
[4,5,7]PFS Financing Corp. 2015-AA		0.826%	4/15/20	3,500	3,498
[4,5,7]Resimac MBS Trust 2014-1A		0.968%	12/12/45	3,891	3,893
4	Royal Bank of Canada	1.200%	9/19/18	5,750	5,753
	Royal Bank of Canada	1.875%	2/5/20	13,500	13,482
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	5,500	5,526
4	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	1,758	1,763
[4,5,7]Silver Bay Realty 2014-1 Trust		1.182%	9/17/31	2,378	2,367
[4,5,7]Silver Bay Realty 2014-1 Trust		1.632%	9/17/31	498	493
[4,5]	SLM Student Loan Trust 2005-5	0.377%	4/25/25	3,066	3,052
[4,5]	SLM Student Loan Trust 2006-5	0.387%	1/25/27	3,000	2,975
[4,5]	SLM Student Loan Trust 2006-6	0.387%	10/27/25	6,500	6,453
[4,5]	SLM Student Loan Trust 2007-1	0.367%	1/26/26	24,625	24,122
[4,7]	SLM Student Loan Trust 2011-A	4.370%	4/17/28	1,700	1,816
[4,7]	SLM Student Loan Trust 2011-B	3.740%	2/15/29	10,500	11,009
[4,5,7]SLM Student Loan Trust 2011-C		1.582%	12/15/23	941	944
[4,7]	SLM Student Loan Trust 2011-C	4.540%	10/17/44	5,450	5,897
[4,5,7]SLM Student Loan Trust 2012-B		1.281%	12/15/21	625	625
[4,7]	SLM Student Loan Trust 2012-B	3.480%	10/15/30	4,550	4,708
[4,5,7]SLM Student Loan Trust 2012-E		0.932%	10/16/23	5,213	5,224
[4,5,7]SLM Student Loan Trust 2013-1		1.231%	5/17/27	5,400	5,406
[4,7]	SLM Student Loan Trust 2013-1	2.500%	3/15/47	1,800	1,748
[4,5]	SLM Student Loan Trust 2013-6	0.831%	6/26/28	4,500	4,456
[4,7]	SLM Student Loan Trust 2013-B	1.850%	6/17/30	3,000	2,979
[4,7]	SLM Student Loan Trust 2013-B	3.000%	5/16/44	3,000	2,976
[4,7]	SLM Student Loan Trust 2013-C	3.500%	6/15/44	2,000	2,019
[4,5]	SLM Student Loan Trust 2014-1	0.781%	2/26/29	1,150	1,150
[4,7]	SLM Student Loan Trust 2014-A	2.590%	1/15/26	900	920
[4,7]	SLM Student Loan Trust 2014-A	3.500%	11/15/44	800	802
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	3,118	3,117
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	2,000	2,003
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	4,200	4,196
[4,7]	Sonic Capital LLC 2011-1A	5.438%	5/20/41	3,022	3,187
[4,5]	South Carolina Student Loan Corp. Revenue
	2010-1	1.277%	7/25/25	9,324	9,387
7	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	2,000	1,992
[4,7]	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	10,400	10,367

7	Stadshypotek AB	1.250%	5/23/18	1,930	1,923
7	Stadshypotek AB	1.750%	4/9/20	8,294	8,234
[4,5,7]SWAY Residential 2014-1 Trust		1.480%	1/17/32	6,443	6,473
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	6,670	6,747
[4,7]	Tidewater Auto Receivables Trust 2014-AA	1.400%	7/15/18	900	900
[4,7]	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,160	2,276
7	Toronto-Dominion Bank	1.950%	4/2/20	8,400	8,395
[4,5,7]Trade MAPS 1 Ltd. 2013-1A		0.881%	12/10/18	6,460	6,467
[4,5,7]Trade MAPS 1 Ltd. 2013-1A		1.431%	12/10/18	1,225	1,226
[4,5,7]Trade MAPS 1 Ltd. 2013-1A		2.431%	12/10/18	670	669
[4,5,7]Trafigura Securitisation Finance plc 2014-1		1.132%	10/15/21	5,720	5,711
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,200	1,303
[4,7]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,000	6,267
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	5,055	5,129
[4,7]	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	8,350	8,498
[4,7]	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,181
[4,7]	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	650	696
[4,7]	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	490	517
[4,7]	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	8,600	8,636
[4,7]	Volvo Financial Equipment LLC Series 2012-
	1	2.380%	9/16/19	1,200	1,205
[4,7]	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	3,105	3,125
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	10,255	10,608
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	2,310	2,427
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	22,173	23,260
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	3,523	3,711
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	5,990	6,153
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,610	1,697
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	750	816
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	7,570	8,406
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	2,400	2,542
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	5,800	6,246
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	700	754
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	2,400	2,558
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	1,450	1,506
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.244%	12/15/47	2,410	2,512
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	1,840	1,885
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	1,840	1,875

4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.278%	2/15/48	1,260	1,314
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	1,260	1,314
7	Westpac Banking Corp.	1.850%	11/26/18	6,285	6,344
7	Westpac Banking Corp.	2.000%	3/3/20	13,000	13,010
[4,7]	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	1,910	2,034
[4,7]	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	5,450	6,040
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	4,930	5,041
4	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	5,400	5,723
4	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	4,170	4,539
4	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	3,300	3,408
4	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	7,360	7,529
4	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	2,870	2,991
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,220	2,299
4	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	600	623
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	1,900	2,044
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	630	698
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	357	381
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	3,365	3,516
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	1,895	2,036
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	6,340	7,032
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.827%	12/15/46	1,085	1,202
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	6,075	6,670
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	3,020	3,231
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	2,430	2,655
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	1,410	1,476
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	5,215	5,558
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	700	747
4	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	2,410	2,476
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	980	1,059
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	170	181

4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	3,200	3,508
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	4,000	4,009
[4,5]	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.703%	2/15/22	8,755	8,758
[4,5,7]World Omni Master Owner Trust 2013-1		0.532%	2/15/18	4,000	3,997
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,313,897)					2,356,111
Corporate Bonds (74.7%)
Finance (29.4%)
	Banking (19.2%)
	Abbey National Treasury Services plc	3.050%	8/23/18	3,950	4,113
	Abbey National Treasury Services plc	2.350%	9/10/19	3,415	3,464
	Abbey National Treasury Services plc	4.000%	3/13/24	43,500	46,306
	AgriBank FCB	9.125%	7/15/19	5,000	6,342
	American Express Bank FSB	6.000%	9/13/17	4,250	4,695
	American Express Centurion Bank	5.950%	6/12/17	10,000	10,949
	American Express Centurion Bank	6.000%	9/13/17	5,060	5,595
	American Express Co.	6.150%	8/28/17	10,900	12,084
	American Express Co.	7.000%	3/19/18	12,000	13,808
	American Express Co.	2.650%	12/2/22	16,082	15,876
	Associates Corp. of North America	6.950%	11/1/18	8,855	10,296
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	8,000	8,096
7	Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	16,817	19,061
7	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	16,000	16,666
7	Banco de Credito del Peru	4.250%	4/1/23	5,000	5,160
	Bank of America Corp.	6.500%	8/1/16	6,375	6,781
	Bank of America Corp.	6.400%	8/28/17	7,850	8,666
	Bank of America Corp.	6.000%	9/1/17	1,750	1,917
	Bank of America Corp.	5.750%	12/1/17	4,000	4,400
	Bank of America Corp.	6.875%	4/25/18	8,123	9,281
	Bank of America Corp.	5.650%	5/1/18	4,500	4,978
	Bank of America Corp.	6.875%	11/15/18	2,797	3,244
	Bank of America Corp.	2.600%	1/15/19	13,000	13,204
	Bank of America Corp.	7.625%	6/1/19	13,000	15,629
	Bank of America Corp.	2.250%	4/21/20	3,400	3,366
	Bank of America Corp.	5.625%	7/1/20	19,340	22,131
	Bank of America Corp.	5.875%	1/5/21	16,010	18,605
	Bank of America Corp.	5.000%	5/13/21	5,285	5,924
	Bank of America Corp.	5.700%	1/24/22	25,800	29,859
	Bank of America Corp.	3.300%	1/11/23	39,767	39,850
	Bank of America Corp.	4.100%	7/24/23	11,500	12,065
	Bank of America Corp.	4.125%	1/22/24	34,600	36,533
	Bank of America Corp.	4.000%	4/1/24	6,000	6,275
	Bank of America Corp.	4.200%	8/26/24	12,000	12,130
	Bank of America NA	5.300%	3/15/17	8,877	9,460
	Bank of America NA	6.100%	6/15/17	5,000	5,432
	Bank of Montreal	2.375%	1/25/19	5,000	5,104
	Bank of Montreal	2.550%	11/6/22	16,000	15,872
	Bank of New York Mellon Corp.	5.500%	12/1/17	5,465	6,006
	Bank of New York Mellon Corp.	5.450%	5/15/19	6,580	7,483
	Bank of New York Mellon Corp.	4.600%	1/15/20	14,300	15,934
	Bank of New York Mellon Corp.	2.150%	2/24/20	2,840	2,850
	Bank of New York Mellon Corp.	4.150%	2/1/21	21,944	24,010
	Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	17,004
	Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	18,088
	Bank of New York Mellon Corp.	3.400%	5/15/24	20,200	20,902

	Bank of New York Mellon Corp.	3.250%	9/11/24	11,142	11,396
	Bank of New York Mellon Corp.	3.000%	2/24/25	19,300	19,383
	Bank of Nova Scotia	1.450%	4/25/18	5,085	5,089
	Bank of Nova Scotia	2.050%	10/30/18	26,275	26,669
	Bank of Nova Scotia	2.050%	6/5/19	7,930	7,982
	Bank of Nova Scotia	4.375%	1/13/21	8,500	9,416
	Bank of Nova Scotia	2.800%	7/21/21	17,352	17,740
	Barclays Bank plc	3.750%	5/15/24	57,613	59,902
	Barclays plc	2.750%	11/8/19	12,000	12,171
	Barclays plc	3.650%	3/16/25	25,000	24,716
	BB&T Corp.	4.900%	6/30/17	5,300	5,671
	BB&T Corp.	6.850%	4/30/19	5,714	6,753
	BB&T Corp.	5.250%	11/1/19	12,000	13,467
	BB&T Corp.	3.950%	3/22/22	4,400	4,667
	Bear Stearns Cos. LLC	6.400%	10/2/17	5,500	6,124
	BNP Paribas SA	2.400%	12/12/18	3,150	3,206
	BNP Paribas SA	5.000%	1/15/21	54,350	61,569
	BNP Paribas SA	3.250%	3/3/23	21,235	21,575
	BPCE SA	2.500%	12/10/18	14,875	15,254
	BPCE SA	2.250%	1/27/20	2,000	2,015
	BPCE SA	4.000%	4/15/24	50,690	53,263
	Branch Banking & Trust Co.	2.850%	4/1/21	5,000	5,141
	Capital One Financial Corp.	2.450%	4/24/19	2,450	2,470
	Capital One Financial Corp.	3.750%	4/24/24	3,000	3,090
	Capital One Financial Corp.	3.200%	2/5/25	5,300	5,196
	Capital One NA	1.500%	3/22/18	7,000	6,940
	Capital One NA	2.400%	9/5/19	5,800	5,820
	Capital One NA	2.950%	7/23/21	12,000	12,078
	Citigroup Inc.	6.000%	8/15/17	3,000	3,288
	Citigroup Inc.	6.125%	11/21/17	12,491	13,859
	Citigroup Inc.	6.125%	5/15/18	15,000	16,863
	Citigroup Inc.	8.500%	5/22/19	19,317	23,908
	Citigroup Inc.	5.375%	8/9/20	31,422	35,725
	Citigroup Inc.	4.500%	1/14/22	46,600	50,693
	Citigroup Inc.	3.375%	3/1/23	21,000	21,210
	Citigroup Inc.	3.875%	10/25/23	28,500	29,619
	Citigroup Inc.	3.750%	6/16/24	12,000	12,404
	Citigroup Inc.	3.300%	4/27/25	15,000	14,800
	Citigroup Inc.	5.500%	9/13/25	9,000	10,079
[4,7,8]Colonial BancGroup Inc.		7.114%	5/29/49	17,340	2
	Commonwealth Bank of Australia	2.500%	9/20/18	8,165	8,404
7	Commonwealth Bank of Australia	5.000%	10/15/19	2,702	3,030
	Commonwealth Bank of Australia	2.300%	3/12/20	3,000	3,024
7	Commonwealth Bank of Australia	5.000%	3/19/20	11,560	13,040
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	4,000	4,055
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/20	3,500	3,534
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	5,744	6,399
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	53,100	56,899
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.950%	11/9/22	49,880	51,256
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.625%	12/1/23	68,532	73,731
9	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	5.250%	9/14/27	4,800	8,305

7 Credit Agricole SA	4.375%	3/17/25	5,000	4,943
Credit Suisse	2.300%	5/28/19	9,820	9,860
Credit Suisse	4.375%	8/5/20	11,370	12,528
Credit Suisse	3.000%	10/29/21	40,000	40,651
Credit Suisse	3.625%	9/9/24	69,650	71,124
7 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	20,000	20,001
Deutsche Bank AG	2.500%	2/13/19	4,000	4,059
Deutsche Bank AG	3.700%	5/30/24	34,250	34,755
Discover Bank	7.000%	4/15/20	3,665	4,328
Fifth Third Bank	2.875%	10/1/21	10,000	10,106
First Niagara Financial Group Inc.	6.750%	3/19/20	4,720	5,211
First Niagara Financial Group Inc.	7.250%	12/15/21	14,217	15,817
FirstMerit Corp.	4.350%	2/4/23	9,000	9,459
Goldman Sachs Group Inc.	6.250%	9/1/17	3,000	3,310
Goldman Sachs Group Inc.	2.375%	1/22/18	3,000	3,053
Goldman Sachs Group Inc.	6.150%	4/1/18	2,315	2,593
Goldman Sachs Group Inc.	2.900%	7/19/18	55	57
Goldman Sachs Group Inc.	2.625%	1/31/19	2,240	2,282
Goldman Sachs Group Inc.	7.500%	2/15/19	15,000	17,797
Goldman Sachs Group Inc.	2.550%	10/23/19	2,200	2,226
Goldman Sachs Group Inc.	5.375%	3/15/20	17,155	19,370
Goldman Sachs Group Inc.	2.600%	4/23/20	8,500	8,530
Goldman Sachs Group Inc.	6.000%	6/15/20	14,720	17,059
Goldman Sachs Group Inc.	5.250%	7/27/21	35,387	40,083
Goldman Sachs Group Inc.	5.750%	1/24/22	42,535	49,326
Goldman Sachs Group Inc.	3.625%	1/22/23	13,300	13,675
Goldman Sachs Group Inc.	4.000%	3/3/24	47,290	49,515
Goldman Sachs Group Inc.	3.850%	7/8/24	9,400	9,702
Goldman Sachs Group Inc.	3.500%	1/23/25	8,000	7,994
HSBC Bank USA NA	6.000%	8/9/17	5,055	5,540
HSBC Bank USA NA	4.875%	8/24/20	24,478	27,445
HSBC Holdings plc	5.100%	4/5/21	53,948	61,225
HSBC Holdings plc	4.000%	3/30/22	30,100	32,277
HSBC Holdings plc	4.250%	3/14/24	35,000	36,525
4 HSBC Holdings plc	6.375%	3/29/49	3,870	3,986
4 HSBC Holdings plc	6.375%	12/29/49	715	736
HSBC USA Inc.	2.375%	11/13/19	17,185	17,296
Intesa Sanpaolo SPA	3.875%	1/15/19	10,000	10,506
JPMorgan Chase & Co.	6.125%	6/27/17	3,000	3,278
JPMorgan Chase & Co.	6.000%	1/15/18	6,000	6,687
JPMorgan Chase & Co.	1.800%	1/25/18	8,100	8,148
JPMorgan Chase & Co.	1.625%	5/15/18	3,395	3,397
JPMorgan Chase & Co.	6.300%	4/23/19	10,650	12,285
JPMorgan Chase & Co.	2.200%	10/22/19	6,000	5,994
JPMorgan Chase & Co.	2.250%	1/23/20	7,500	7,482
JPMorgan Chase & Co.	4.950%	3/25/20	21,496	24,026
JPMorgan Chase & Co.	4.400%	7/22/20	18,510	20,233
JPMorgan Chase & Co.	4.250%	10/15/20	20,480	22,213
JPMorgan Chase & Co.	4.625%	5/10/21	22,450	24,815
JPMorgan Chase & Co.	4.350%	8/15/21	14,235	15,587
JPMorgan Chase & Co.	4.500%	1/24/22	25,000	27,331
JPMorgan Chase & Co.	3.250%	9/23/22	23,500	23,825
JPMorgan Chase & Co.	3.200%	1/25/23	15,225	15,278
JPMorgan Chase & Co.	3.875%	2/1/24	22,900	23,947
JPMorgan Chase & Co.	3.625%	5/13/24	14,750	15,158
JPMorgan Chase & Co.	3.125%	1/23/25	9,200	9,075
4 JPMorgan Chase & Co.	5.300%	12/29/49	9,160	9,171
JPMorgan Chase Bank NA	6.000%	7/5/17	6,500	7,120

	JPMorgan Chase Bank NA	6.000%	10/1/17	10,380	11,483
	KeyBank NA	1.650%	2/1/18	4,000	4,013
[4,7]	LBG Capital No.1 plc	8.000%	12/29/49	5,100	5,559
10	Leeds Building Society	2.625%	4/1/21	5,277	6,370
	Lloyds Bank plc	6.375%	1/21/21	16,892	20,351
7	Macquarie Bank Ltd.	2.400%	1/21/20	7,765	7,840
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	8,555	9,631
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	5,758	5,838
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	22,400	21,916
7	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	20,000	20,225
	Morgan Stanley	5.950%	12/28/17	2,000	2,216
	Morgan Stanley	6.625%	4/1/18	5,700	6,455
	Morgan Stanley	7.300%	5/13/19	5,000	5,937
	Morgan Stanley	5.625%	9/23/19	20,500	23,221
	Morgan Stanley	5.500%	1/26/20	16,035	18,178
	Morgan Stanley	2.650%	1/27/20	4,300	4,343
	Morgan Stanley	5.500%	7/24/20	12,000	13,754
	Morgan Stanley	5.750%	1/25/21	24,000	27,767
	Morgan Stanley	5.500%	7/28/21	26,800	30,820
	Morgan Stanley	3.750%	2/25/23	26,000	26,819
	Morgan Stanley	3.875%	4/29/24	35,900	36,989
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,891	22,674
	MUFG Americas Holdings Corp.	3.000%	2/10/25	10,000	9,711
	MUFG Union Bank NA	5.950%	5/11/16	1,131	1,186
	MUFG Union Bank NA	2.125%	6/16/17	3,695	3,754
	National Australia Bank Ltd.	3.000%	1/20/23	14,320	14,488
7	Nationwide Building Society	2.350%	1/21/20	14,215	14,269
	Northern Trust Co.	5.850%	11/9/17	7,280	8,106
	Northern Trust Co.	6.500%	8/15/18	4,000	4,616
	Northern Trust Corp.	3.450%	11/4/20	500	534
	Northern Trust Corp.	3.375%	8/23/21	13,036	13,865
	People's United Financial Inc.	3.650%	12/6/22	11,405	11,511
	PNC Bank NA	6.000%	12/7/17	4,500	4,975
	PNC Bank NA	6.875%	4/1/18	12,085	13,830
	PNC Bank NA	2.200%	1/28/19	4,630	4,674
	PNC Bank NA	2.400%	10/18/19	10,000	10,155
	PNC Bank NA	2.700%	11/1/22	41,080	40,670
	PNC Bank NA	2.950%	1/30/23	15,000	14,919
	PNC Bank NA	3.800%	7/25/23	15,750	16,557
	PNC Bank NA	3.300%	10/30/24	19,634	20,185
	PNC Bank NA	2.950%	2/23/25	16,680	16,527
	PNC Financial Services Group Inc.	2.854%	11/9/22	12,493	12,506
	PNC Funding Corp.	6.700%	6/10/19	12,000	14,221
	PNC Funding Corp.	5.125%	2/8/20	21,243	24,154
	PNC Funding Corp.	4.375%	8/11/20	23,000	25,445
	PNC Funding Corp.	3.300%	3/8/22	14,570	15,197
	Regions Bank	7.500%	5/15/18	1,732	2,003
	Regions Financial Corp.	2.000%	5/15/18	2,000	1,991
	Royal Bank of Scotland plc	5.625%	8/24/20	30,626	35,328
	Royal Bank of Scotland plc	6.125%	1/11/21	14,500	17,181
	Santander Bank NA	8.750%	5/30/18	5,000	5,852
	State Street Corp.	1.350%	5/15/18	3,000	2,992
	State Street Corp.	4.375%	3/7/21	10,740	12,017
	State Street Corp.	3.100%	5/15/23	15,025	15,122
	State Street Corp.	3.700%	11/20/23	32,620	34,559
	State Street Corp.	3.300%	12/16/24	27,435	27,959
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,000	3,050
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	8,160	8,723

	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	5,000	5,107
	SunTrust Bank	2.750%	5/1/23	16,661	16,380
	Svenska Handelsbanken AB	2.500%	1/25/19	2,895	2,964
7	Swedbank AB	2.200%	3/4/20	13,200	13,216
	Synchrony Financial	2.700%	2/3/20	8,550	8,559
	Synchrony Financial	3.750%	8/15/21	27,100	27,949
	Toronto-Dominion Bank	2.250%	11/5/19	25,705	26,087
	UBS AG	2.375%	8/14/19	4,340	4,370
	UBS AG	4.875%	8/4/20	37,600	42,390
	US Bancorp	4.125%	5/24/21	28,055	30,842
	US Bancorp	3.000%	3/15/22	23,724	24,273
	US Bancorp	2.950%	7/15/22	35,200	35,315
	US Bancorp	3.700%	1/30/24	18,500	19,695
	US Bancorp	3.600%	9/11/24	14,800	15,337
	US Bank NA	2.125%	10/28/19	4,441	4,489
5	US Bank NA	2.282%	4/29/20	6,395	6,396
	US Bank NA	2.800%	1/27/25	14,400	14,220
	Wachovia Bank NA	6.000%	11/15/17	8,000	8,899
	Wachovia Corp.	5.625%	10/15/16	8,000	8,520
	Wachovia Corp.	5.750%	6/15/17	4,280	4,690
	Wachovia Corp.	5.750%	2/1/18	11,025	12,295
8	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.500%	1/15/13	6,147	1
8	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.650%	8/15/14	7,500	1
8	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	5.625%	12/11/17	11,400	12,617
	Wells Fargo & Co.	2.150%	1/15/19	18,636	18,852
	Wells Fargo & Co.	2.150%	1/30/20	5,900	5,893
	Wells Fargo & Co.	4.600%	4/1/21	26,843	29,913
	Wells Fargo & Co.	3.500%	3/8/22	23,772	24,878
	Wells Fargo & Co.	3.450%	2/13/23	36,700	37,303
	Wells Fargo & Co.	4.125%	8/15/23	19,750	20,982
	Wells Fargo & Co.	3.300%	9/9/24	41,525	42,062
	Wells Fargo & Co.	3.000%	2/19/25	10,180	10,002
4	Wells Fargo & Co.	5.900%	12/29/49	2,390	2,504
	Westpac Banking Corp.	1.600%	1/12/18	3,390	3,412
	Westpac Banking Corp.	2.250%	7/30/18	9,010	9,207
	Westpac Banking Corp.	4.875%	11/19/19	10,795	12,103

	Brokerage (1.8%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	10,000	10,571
	Ameriprise Financial Inc.	7.300%	6/28/19	6,200	7,464
	Ameriprise Financial Inc.	5.300%	3/15/20	9,570	11,009
	Ameriprise Financial Inc.	4.000%	10/15/23	10,819	11,630
	Ameriprise Financial Inc.	3.700%	10/15/24	26,500	27,974
	BlackRock Inc.	4.250%	5/24/21	4,250	4,740
	BlackRock Inc.	3.375%	6/1/22	12,000	12,622
	BlackRock Inc.	3.500%	3/18/24	20,000	20,950
[10] BlackRock Inc.		1.250%	5/6/25	2,500	2,755
	Charles Schwab Corp.	4.450%	7/22/20	6,500	7,276
	Charles Schwab Corp.	3.225%	9/1/22	11,150	11,447
	CME Group Inc.	3.000%	3/15/25	13,500	13,513
	Franklin Resources Inc.	4.625%	5/20/20	7,550	8,433
	Franklin Resources Inc.	2.800%	9/15/22	11,000	11,118
	Franklin Resources Inc.	2.850%	3/30/25	8,000	7,953
	Intercontinental Exchange Inc.	4.000%	10/15/23	34,330	36,903

Invesco Finance plc	3.125%	11/30/22	30,485	30,785
Invesco Finance plc	4.000%	1/30/24	21,300	22,541
Jefferies Group LLC	6.875%	4/15/21	8,000	9,236
Jefferies Group LLC	5.125%	1/20/23	5,000	5,179
Legg Mason Inc.	3.950%	7/15/24	5,000	5,164
8 Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
Nomura Holdings Inc.	2.750%	3/19/19	9,950	10,147
NYSE Euronext	2.000%	10/5/17	8,000	8,108
TD Ameritrade Holding Corp.	2.950%	4/1/22	16,715	16,914
TD Ameritrade Holding Corp.	3.625%	4/1/25	11,400	11,849
7 TIAA Asset Management Finance Co. LLC	4.125%	11/1/24	30,000	31,456

Finance Companies (1.8%)
Air Lease Corp.	3.375%	1/15/19	8,000	8,220
Air Lease Corp.	3.875%	4/1/21	6,000	6,195
Air Lease Corp.	4.250%	9/15/24	9,000	9,270
General Electric Capital Corp.	2.300%	4/27/17	2,000	2,054
General Electric Capital Corp.	5.625%	9/15/17	6,192	6,837
General Electric Capital Corp.	5.625%	5/1/18	12,975	14,591
General Electric Capital Corp.	6.000%	8/7/19	12,900	15,078
General Electric Capital Corp.	5.500%	1/8/20	20,772	24,046
General Electric Capital Corp.	2.200%	1/9/20	9,900	10,048
General Electric Capital Corp.	5.550%	5/4/20	8,200	9,538
General Electric Capital Corp.	4.375%	9/16/20	33,650	37,433
General Electric Capital Corp.	4.625%	1/7/21	13,492	15,178
General Electric Capital Corp.	5.300%	2/11/21	13,500	15,593
General Electric Capital Corp.	4.650%	10/17/21	35,847	40,906
General Electric Capital Corp.	3.150%	9/7/22	13,645	14,219
General Electric Capital Corp.	3.100%	1/9/23	22,700	23,503
General Electric Capital Corp.	3.450%	5/15/24	8,455	8,968
4 General Electric Capital Corp.	6.375%	11/15/67	7,000	7,630
HSBC Finance Corp.	6.676%	1/15/21	63,939	75,478
7 Peachtree Corners Funding Trust	3.976%	2/15/25	15,000	15,203

Insurance (4.3%)
ACE INA Holdings Inc.	2.700%	3/13/23	7,695	7,647
ACE INA Holdings Inc.	3.350%	5/15/24	20,000	20,728
ACE INA Holdings Inc.	3.150%	3/15/25	14,000	14,227
Aetna Inc.	2.750%	11/15/22	24,000	23,986
Aetna Inc.	3.500%	11/15/24	15,000	15,431
Aflac Inc.	4.000%	2/15/22	2,000	2,155
Aflac Inc.	3.625%	6/15/23	16,000	16,893
Aflac Inc.	3.625%	11/15/24	15,000	15,534
7 AIA Group Ltd.	3.200%	3/11/25	12,000	12,011
Alleghany Corp.	4.950%	6/27/22	2,586	2,849
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,000	2,257
Allstate Corp.	3.150%	6/15/23	1,000	1,028
4 Allstate Corp.	5.750%	8/15/53	5,000	5,437
Alterra Finance LLC	6.250%	9/30/20	8,000	9,360
American Financial Group Inc.	9.875%	6/15/19	10,000	12,696
American International Group Inc.	5.850%	1/16/18	7,174	7,988
American International Group Inc.	3.375%	8/15/20	3,000	3,156
American International Group Inc.	6.400%	12/15/20	5,300	6,377
American International Group Inc.	4.875%	6/1/22	16,650	18,808
American International Group Inc.	3.875%	1/15/35	1,880	1,837
Anthem Inc.	4.350%	8/15/20	2,000	2,202
Anthem Inc.	3.700%	8/15/21	3,090	3,261
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	5,500	5,777

	Axis Specialty Finance LLC	5.875%	6/1/20	25,240	28,777
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	20,202	22,699
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	2,000	2,225
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,360	4,511
	Berkshire Hathaway Inc.	3.750%	8/15/21	11,500	12,586
	Berkshire Hathaway Inc.	3.400%	1/31/22	12,706	13,508
[10] Berkshire Hathaway Inc.		0.750%	3/16/23	8,000	8,842
[10] Berkshire Hathaway Inc.		1.125%	3/16/27	8,300	9,047
	Brown & Brown Inc.	4.200%	9/15/24	15,000	15,257
4	Chubb Corp.	6.375%	3/29/67	4,900	5,200
	CNA Financial Corp.	5.875%	8/15/20	5,000	5,767
	CNA Financial Corp.	3.950%	5/15/24	2,000	2,055
	Coventry Health Care Inc.	5.450%	6/15/21	8,500	9,842
	First American Financial Corp.	4.600%	11/15/24	12,000	12,422
	Hartford Financial Services Group Inc.	5.125%	4/15/22	2,880	3,257
	Infinity Property & Casualty Corp.	5.000%	9/19/22	10,547	11,390
7	Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,725
	Kemper Corp.	4.350%	2/15/25	15,000	15,180
	Loews Corp.	2.625%	5/15/23	8,000	7,833
	Manulife Financial Corp.	4.900%	9/17/20	24,150	26,898
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,275	5,303
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,850	5,446
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	8,000	8,513
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	15,280	15,652
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	12,000	12,293
7	MassMutual Global Funding II	2.500%	10/17/22	10,500	10,332
	MetLife Inc.	4.750%	2/8/21	17,000	19,181
	MetLife Inc.	3.048%	12/15/22	17,000	17,301
	MetLife Inc.	4.368%	9/15/23	38,430	42,398
	MetLife Inc.	3.600%	4/10/24	28,005	29,204
	MetLife Inc.	3.000%	3/1/25	18,500	18,361
7	New York Life Global Funding	1.950%	2/11/20	6,595	6,582
	OneBeacon US Holdings Inc.	4.600%	11/9/22	7,269	7,598
	PartnerRe Finance A LLC	6.875%	6/1/18	3,857	4,386
	PartnerRe Finance B LLC	5.500%	6/1/20	16,550	18,729
	Principal Financial Group Inc.	8.875%	5/15/19	11,195	13,970
7	Principal Life Global Funding II	2.200%	4/8/20	10,650	10,687
4	Progressive Corp.	6.700%	6/15/67	6,500	6,841
	Prudential Financial Inc.	2.350%	8/15/19	1,950	1,969
4	Prudential Financial Inc.	5.875%	9/15/42	6,000	6,547
4	Prudential Financial Inc.	5.625%	6/15/43	7,875	8,407
4	Prudential Financial Inc.	5.200%	3/15/44	2,500	2,575
	Reinsurance Group of America Inc.	5.000%	6/1/21	5,000	5,570
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,000	3,277
7	Reliance Standard Life Global Funding II	2.500%	1/15/20	19,115	19,204
7	Reliance Standard Life Global Funding II	2.375%	5/4/20	6,710	6,660
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	12,814
7	Swiss Re Treasury US Corp.	2.875%	12/6/22	2,000	1,995
	Torchmark Corp.	9.250%	6/15/19	3,000	3,772
	Trinity Acquisition plc	4.625%	8/15/23	3,000	3,146
	UnitedHealth Group Inc.	2.300%	12/15/19	10,000	10,174
	UnitedHealth Group Inc.	3.875%	10/15/20	14,000	15,224
	UnitedHealth Group Inc.	4.700%	2/15/21	13,000	14,690
	UnitedHealth Group Inc.	2.875%	12/15/21	10,000	10,197
	UnitedHealth Group Inc.	2.875%	3/15/22	16,816	17,127
	UnitedHealth Group Inc.	2.750%	2/15/23	12,000	12,018
	UnitedHealth Group Inc.	2.875%	3/15/23	9,000	9,099

WR Berkley Corp.	4.625%	3/15/22	2,977	3,197

Real Estate Investment Trusts (2.3%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	6,465	6,700
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	2,000	2,025
BioMed Realty LP	4.250%	7/15/22	3,082	3,210
Boston Properties LP	3.125%	9/1/23	2,654	2,661
Boston Properties LP	3.800%	2/1/24	3,375	3,529
Brandywine Operating Partnership LP	4.100%	10/1/24	17,000	17,160
Brixmor Operating Partnership LP	3.850%	2/1/25	7,000	7,012
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	15,000	15,368
Corporate Office Properties LP	3.600%	5/15/23	4,525	4,360
CubeSmart LP	4.375%	12/15/23	725	776
DDR Corp.	7.500%	4/1/17	1,750	1,937
DDR Corp.	3.375%	5/15/23	7,000	6,959
DDR Corp.	3.625%	2/1/25	10,000	9,923
Digital Realty Trust LP	5.250%	3/15/21	12,225	13,524
Duke Realty LP	6.500%	1/15/18	5	6
Duke Realty LP	3.875%	2/15/21	11,530	12,152
Essex Portfolio LP	3.500%	4/1/25	5,000	5,004
Federal Realty Investment Trust	3.000%	8/1/22	16,499	16,596
Federal Realty Investment Trust	3.950%	1/15/24	3,700	3,935
7 Goodman Funding Pty Ltd.	6.375%	4/15/21	3,650	4,258
7 Goodman Funding Pty Ltd.	6.000%	3/22/22	8,155	9,307
HCP Inc.	2.625%	2/1/20	7,000	7,040
HCP Inc.	5.375%	2/1/21	11,600	13,059
Health Care REIT Inc.	6.125%	4/15/20	5,000	5,804
Health Care REIT Inc.	4.950%	1/15/21	8,000	8,871
Health Care REIT Inc.	3.750%	3/15/23	5,000	5,141
Health Care REIT Inc.	4.500%	1/15/24	7,000	7,500
Healthcare Realty Trust Inc.	5.750%	1/15/21	5,000	5,644
Healthcare Realty Trust Inc.	3.750%	4/15/23	13,000	12,921
Healthcare Realty Trust Inc.	3.875%	5/1/25	7,000	6,946
Healthcare Trust of America Holdings LP	3.375%	7/15/21	2,000	2,023
Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,030	12,995
Highwoods Realty LP	3.200%	6/15/21	6,000	6,088
Liberty Property LP	4.750%	10/1/20	9,565	10,427
Liberty Property LP	4.400%	2/15/24	4,000	4,224
Mid-America Apartments LP	4.300%	10/15/23	2,000	2,121
National Retail Properties Inc.	3.900%	6/15/24	11,000	11,333
Omega Healthcare Investors Inc.	4.950%	4/1/24	19,000	19,950
7 Omega Healthcare Investors Inc.	4.500%	4/1/27	10,000	9,800
ProLogis LP	4.250%	8/15/23	5,000	5,342
Realty Income Corp.	4.650%	8/1/23	6,000	6,531
Retail Properties of America Inc.	4.000%	3/15/25	10,000	9,992
Senior Housing Properties Trust	6.750%	12/15/21	4,000	4,632
Simon Property Group LP	5.650%	2/1/20	21,200	24,542
Simon Property Group LP	4.375%	3/1/21	18,394	20,299
Simon Property Group LP	4.125%	12/1/21	20,822	22,762
Simon Property Group LP	3.375%	3/15/22	7,000	7,246
Simon Property Group LP	2.750%	2/1/23	7,500	7,408
Simon Property Group LP	3.750%	2/1/24	30,500	32,129
Simon Property Group LP	3.375%	10/1/24	4,000	4,099
UDR Inc.	4.625%	1/10/22	3,455	3,747
Ventas Realty LP	3.750%	5/1/24	10,000	10,239

					5,852,428
Industrial (39.4%)
	Basic Industry (2.6%)
	Agrium Inc.	3.150%	10/1/22	3,908	3,919
	Agrium Inc.	3.500%	6/1/23	15,000	15,276
	Agrium Inc.	3.375%	3/15/25	5,000	4,973
	Air Products & Chemicals Inc.	3.000%	11/3/21	5,390	5,589
	Air Products & Chemicals Inc.	3.350%	7/31/24	7,000	7,254
	Airgas Inc.	2.375%	2/15/20	3,725	3,732
	Airgas Inc.	3.650%	7/15/24	3,500	3,594
	Barrick Gold Corp.	3.850%	4/1/22	5,500	5,425
	Barrick North America Finance LLC	4.400%	5/30/21	5,430	5,614
9	BHP Billiton Finance Ltd.	3.250%	9/25/24	7,000	11,090
	BHP Billiton Finance USA Ltd.	3.250%	11/21/21	18,030	18,810
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,750	17,965
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	26,800	28,442
	Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,723
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	4,000	4,220
	CF Industries Inc.	7.125%	5/1/20	3,480	4,202
	CF Industries Inc.	3.450%	6/1/23	5,685	5,717
	Dow Chemical Co.	3.500%	10/1/24	7,000	7,085
	Eastman Chemical Co.	4.500%	1/15/21	8,139	8,865
	Eastman Chemical Co.	3.800%	3/15/25	3,000	3,098
	EI du Pont de Nemours & Co.	3.625%	1/15/21	13,635	14,628
	EI du Pont de Nemours & Co.	4.250%	4/1/21	967	1,065
	EI du Pont de Nemours & Co.	2.800%	2/15/23	18,225	18,239
	Freeport-McMoRan Inc.	3.550%	3/1/22	13,000	12,252
	Freeport-McMoRan Inc.	3.875%	3/15/23	10,000	9,344
7	Glencore Funding LLC	4.125%	5/30/23	5,000	5,036
	Goldcorp Inc.	3.700%	3/15/23	4,000	3,941
	LyondellBasell Industries NV	5.000%	4/15/19	8,000	8,807
	LyondellBasell Industries NV	6.000%	11/15/21	5,000	5,863
	LyondellBasell Industries NV	5.750%	4/15/24	7,340	8,682
	Monsanto Co.	2.125%	7/15/19	7,397	7,465
	Monsanto Co.	2.750%	7/15/21	10,000	10,186
	Monsanto Co.	3.375%	7/15/24	15,000	15,450
	Monsanto Co.	2.850%	4/15/25	6,000	5,913
	Newmont Mining Corp.	3.500%	3/15/22	4,000	3,943
	Packaging Corp. of America	3.650%	9/15/24	7,000	7,056
	Plains Exploration & Production Co.	6.500%	11/15/20	5,863	6,229
	Plains Exploration & Production Co.	6.750%	2/1/22	4,870	5,211
	Plains Exploration & Production Co.	6.875%	2/15/23	9,148	9,834
	Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	19,455	20,335
	Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	9,000	8,932
	PPG Industries Inc.	3.600%	11/15/20	3,740	3,962
10 PPG Industries Inc.		0.875%	3/13/22	4,957	5,518
10 PPG Industries Inc.		1.400%	3/13/27	3,800	4,186
	Praxair Inc.	4.050%	3/15/21	8,000	8,826
	Praxair Inc.	3.000%	9/1/21	16,915	17,583
	Praxair Inc.	2.450%	2/15/22	8,215	8,180
	Praxair Inc.	2.650%	2/5/25	2,865	2,822
[10] Praxair Inc.		1.625%	12/1/25	8,000	9,288
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,000	3,765
	Rio Tinto Finance USA Ltd.	3.500%	11/2/20	11,500	12,115
	Rio Tinto Finance USA Ltd.	4.125%	5/20/21	12,935	13,894
	Rio Tinto Finance USA Ltd.	3.750%	9/20/21	18,820	19,824
	Rio Tinto Finance USA plc	3.500%	3/22/22	11,000	11,340

Rio Tinto Finance USA plc	2.875%	8/21/22	5,000	4,956
Southern Copper Corp.	3.875%	4/23/25	7,000	6,969
Syngenta Finance NV	3.125%	3/28/22	8,895	9,025
Teck Resources Ltd.	3.000%	3/1/19	2,000	1,995
Teck Resources Ltd.	4.500%	1/15/21	2,000	2,050
Vale Overseas Ltd.	5.625%	9/15/19	6,000	6,428
Vale Overseas Ltd.	4.625%	9/15/20	5,000	5,136
Vale Overseas Ltd.	4.375%	1/11/22	10,500	10,177

Capital Goods (3.9%)
ABB Finance USA Inc.	2.875%	5/8/22	5,000	5,066
7 ABB Treasury Center USA Inc.	4.000%	6/15/21	7,000	7,648
Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	11,235
7 Airbus Group Finance BV	2.700%	4/17/23	18,000	17,950
7 BAE Systems Holdings Inc.	3.800%	10/7/24	15,000	15,685
Boeing Co.	4.875%	2/15/20	10,580	12,102
Boeing Co.	7.950%	8/15/24	17,489	24,629
Boeing Co.	2.850%	10/30/24	5,000	5,092
9 Bouygues SA	5.500%	10/6/26	8,750	16,326
Caterpillar Financial Services Corp.	3.750%	11/24/23	14,000	14,974
Caterpillar Financial Services Corp.	3.250%	12/1/24	10,000	10,266
Caterpillar Inc.	3.400%	5/15/24	18,000	18,799
Crane Co.	4.450%	12/15/23	2,000	2,150
Danaher Corp.	5.400%	3/1/19	2,535	2,869
Danaher Corp.	3.900%	6/23/21	22,957	25,095
Deere & Co.	4.375%	10/16/19	11,850	13,141
Deere & Co.	2.600%	6/8/22	29,800	29,841
Dover Corp.	4.300%	3/1/21	7,000	7,741
7 Embraer Overseas Ltd.	5.696%	9/16/23	7,025	7,535
Embraer SA	5.150%	6/15/22	8,000	8,453
Emerson Electric Co.	2.625%	2/15/23	24,700	24,659
Flowserve Corp.	3.500%	9/15/22	5,000	5,055
General Dynamics Corp.	3.875%	7/15/21	17,155	18,712
General Dynamics Corp.	2.250%	11/15/22	21,925	21,391
General Electric Co.	2.700%	10/9/22	47,000	47,510
General Electric Co.	3.375%	3/11/24	10,425	10,985
Harsco Corp.	5.750%	5/15/18	7,065	7,352
Harris Corp.	2.700%	4/27/20	2,680	2,693
Harris Corp.	3.832%	4/27/25	10,000	10,027
Honeywell International Inc.	3.350%	12/1/23	21,590	22,744
Huntington Ingalls Industries Inc.	7.125%	3/15/21	7,320	7,823
Illinois Tool Works Inc.	6.250%	4/1/19	9,950	11,533
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	5,000	5,001
John Deere Capital Corp.	2.000%	1/13/17	9,500	9,694
John Deere Capital Corp.	1.200%	10/10/17	1,250	1,253
John Deere Capital Corp.	5.350%	4/3/18	3,000	3,348
John Deere Capital Corp.	5.750%	9/10/18	8,000	9,112
John Deere Capital Corp.	1.700%	1/15/20	7,000	6,920
John Deere Capital Corp.	2.800%	3/4/21	7,005	7,203
John Deere Capital Corp.	3.150%	10/15/21	8,050	8,421
John Deere Capital Corp.	2.750%	3/15/22	12,800	12,993
John Deere Capital Corp.	2.800%	1/27/23	4,000	4,011
John Deere Capital Corp.	3.350%	6/12/24	10,000	10,448
L-3 Communications Corp.	5.200%	10/15/19	8,500	9,420
L-3 Communications Corp.	4.750%	7/15/20	4,000	4,321
L-3 Communications Corp.	3.950%	5/28/24	2,000	2,029
Lockheed Martin Corp.	3.350%	9/15/21	28,523	30,139
Lockheed Martin Corp.	2.900%	3/1/25	10,000	9,967

	Mohawk Industries Inc.	3.850%	2/1/23	15,000	15,272
	Owens Corning	6.500%	12/1/16	121	129
	Owens Corning	9.000%	6/15/19	195	236
	Parker Hannifin Corp.	3.500%	9/15/22	4,885	5,165
	Parker-Hannifin Corp.	3.300%	11/21/24	20,015	20,782
	Precision Castparts Corp.	2.500%	1/15/23	22,000	21,562
	Raytheon Co.	2.500%	12/15/22	30,000	29,879
	Rockwell Collins Inc.	3.100%	11/15/21	9,000	9,376
	Rockwell Collins Inc.	3.700%	12/15/23	2,300	2,441
	Roper Industries Inc.	2.050%	10/1/18	3,175	3,197
	Roper Industries Inc.	6.250%	9/1/19	2,700	3,119
	Roper Industries Inc.	3.125%	11/15/22	3,000	2,977
7	Schneider Electric SE	2.950%	9/27/22	20,425	20,630
	Stanley Black & Decker Inc.	2.900%	11/1/22	7,000	7,085
	Textron Inc.	3.875%	3/1/25	7,000	7,182
[10] Tyco International Finance SA		1.375%	2/25/25	8,125	9,048
	United Rentals North America Inc.	4.625%	7/15/23	5,285	5,371
	United Technologies Corp.	3.100%	6/1/22	24,000	24,867

	Communication (4.1%)
	21st Century Fox America Inc.	6.900%	3/1/19	7,000	8,269
	America Movil SAB de CV	5.000%	10/16/19	12,000	13,513
	America Movil SAB de CV	5.000%	3/30/20	18,500	20,947
	America Movil SAB de CV	3.125%	7/16/22	32,300	32,792
	American Tower Corp.	4.500%	1/15/18	10,000	10,703
	American Tower Corp.	3.450%	9/15/21	15,565	15,762
	AT&T Inc.	5.500%	2/1/18	6,085	6,700
	AT&T Inc.	2.450%	6/30/20	6,000	5,993
	AT&T Inc.	4.450%	5/15/21	21,500	23,375
	AT&T Inc.	3.875%	8/15/21	7,329	7,734
	AT&T Inc.	3.000%	2/15/22	2,396	2,395
10 AT&T Inc.		1.300%	9/5/23	8,000	8,918
	AT&T Inc.	3.400%	5/15/25	10,000	9,884
	British Telecommunications plc	2.350%	2/14/19	6,000	6,104
	CBS Corp.	4.300%	2/15/21	3,000	3,239
	CBS Corp.	3.700%	8/15/24	6,000	6,123
	CC Holdings GS V LLC / Crown Castle GS III
	Corp.	3.849%	4/15/23	5,685	5,747
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	9,966	14,398
	Comcast Corp.	5.150%	3/1/20	16,288	18,639
	Comcast Corp.	3.125%	7/15/22	25,126	25,955
	Comcast Corp.	2.850%	1/15/23	9,487	9,612
	Comcast Corp.	3.600%	3/1/24	25,000	26,616
	Comcast Corp.	3.375%	2/15/25	11,790	12,153
9	Deutsche Telekom International Finance BV	6.500%	4/8/22	3,000	5,736
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	5.200%	3/15/20	7,500	8,442
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	4.600%	2/15/21	9,375	10,157
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	5.000%	3/1/21	10,637	11,787
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	3.800%	3/15/22	13,800	14,290
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	4.450%	4/1/24	8,000	8,458
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	3.950%	1/15/25	6,000	6,107

Interpublic Group of Cos. Inc.	3.750%	2/15/23	6,000	6,163
Moody's Corp.	4.500%	9/1/22	16,700	18,108
NBCUniversal Media LLC	5.150%	4/30/20	28,060	32,128
NBCUniversal Media LLC	4.375%	4/1/21	34,710	38,535
NBCUniversal Media LLC	2.875%	1/15/23	18,000	18,169
Omnicom Group Inc.	4.450%	8/15/20	10,427	11,418
Omnicom Group Inc.	3.625%	5/1/22	14,163	14,791
Omnicom Group Inc.	3.650%	11/1/24	6,000	6,170
Orange SA	2.750%	2/6/19	6,200	6,389
Orange SA	4.125%	9/14/21	6,400	6,973
Qwest Corp.	6.750%	12/1/21	12,628	14,441
Rogers Communications Inc.	4.100%	10/1/23	3,000	3,177
Telefonica Emisiones SAU	5.877%	7/15/19	9,000	10,302
Telefonica Emisiones SAU	5.134%	4/27/20	13,000	14,539
Telefonica Emisiones SAU	4.570%	4/27/23	7,205	7,869
Thomson Reuters Corp.	4.300%	11/23/23	12,000	12,852
Time Warner Cable Inc.	6.750%	7/1/18	6,000	6,690
Time Warner Cable Inc.	8.250%	4/1/19	4,500	5,284
Time Warner Cable Inc.	5.000%	2/1/20	4,363	4,610
Time Warner Cable Inc.	4.000%	9/1/21	5,000	4,999
Time Warner Entertainment Co. LP	8.375%	3/15/23	4,000	4,930
Time Warner Inc.	4.750%	3/29/21	4,500	4,991
Time Warner Inc.	4.000%	1/15/22	5,000	5,295
Verizon Communications Inc.	3.650%	9/14/18	10,000	10,602
Verizon Communications Inc.	6.350%	4/1/19	8,806	10,204
Verizon Communications Inc.	2.625%	2/21/20	7,000	7,095
Verizon Communications Inc.	4.500%	9/15/20	17,000	18,629
Verizon Communications Inc.	3.450%	3/15/21	13,000	13,608
Verizon Communications Inc.	4.600%	4/1/21	18,000	19,840
Verizon Communications Inc.	3.000%	11/1/21	7,000	7,081
Verizon Communications Inc.	3.500%	11/1/21	15,971	16,626
Verizon Communications Inc.	2.450%	11/1/22	9,200	8,876
Verizon Communications Inc.	5.150%	9/15/23	23,000	26,016
Verizon Communications Inc.	3.500%	11/1/24	3,000	3,034
Viacom Inc.	3.125%	6/15/22	4,365	4,274
Viacom Inc.	3.875%	4/1/24	3,000	3,031
Vodafone Group plc	1.500%	2/19/18	3,750	3,750
Vodafone Group plc	4.375%	3/16/21	4,500	4,959
Vodafone Group plc	2.500%	9/26/22	3,885	3,750
Vodafone Group plc	2.950%	2/19/23	2,000	1,956
Walt Disney Co.	2.550%	2/15/22	3,000	3,015
Walt Disney Co.	2.350%	12/1/22	10,000	9,939
WPP Finance 2010	4.750%	11/21/21	5,000	5,631
WPP Finance 2010	3.625%	9/7/22	3,172	3,310
WPP Finance 2010	3.750%	9/19/24	5,000	5,193

Consumer Cyclical (4.9%)
7 Alibaba Group Holding Ltd.	2.500%	11/28/19	5,130	5,123
7 Alibaba Group Holding Ltd.	3.125%	11/28/21	27,760	27,786
7 Alibaba Group Holding Ltd.	3.600%	11/28/24	39,665	39,510
Amazon.com Inc.	3.300%	12/5/21	11,000	11,406
Amazon.com Inc.	3.800%	12/5/24	11,000	11,450
American Honda Finance Corp.	2.125%	10/10/18	7,500	7,637
AutoZone Inc.	3.700%	4/15/22	15,915	16,569
AutoZone Inc.	2.875%	1/15/23	8,500	8,330
Brinker International Inc.	3.875%	5/15/23	13,000	12,952
Costco Wholesale Corp.	2.250%	2/15/22	6,880	6,820
Cummins Inc.	3.650%	10/1/23	7,500	7,981

	CVS Health Corp.	3.375%	8/12/24	5,000	5,151
7	Daimler Finance North America LLC	1.650%	3/2/18	5,130	5,160
7	Daimler Finance North America LLC	2.250%	3/2/20	5,130	5,138
7	Daimler Finance North America LLC	2.875%	3/10/21	11,605	11,939
7	Daimler Finance North America LLC	3.875%	9/15/21	3,506	3,785
7	Daimler Finance North America LLC	3.250%	8/1/24	6,500	6,737
	Dollar General Corp.	3.250%	4/15/23	4,500	4,383
	eBay Inc.	2.875%	8/1/21	8,385	8,433
	eBay Inc.	2.600%	7/15/22	10,000	9,549
	eBay Inc.	3.450%	8/1/24	12,885	12,735
	Expedia Inc.	4.500%	8/15/24	7,000	7,133
	Ford Motor Credit Co. LLC	3.000%	6/12/17	5,250	5,397
	Ford Motor Credit Co. LLC	6.625%	8/15/17	13,056	14,487
	Ford Motor Credit Co. LLC	5.000%	5/15/18	17,348	18,888
	Ford Motor Credit Co. LLC	8.125%	1/15/20	5,500	6,842
	Ford Motor Credit Co. LLC	5.750%	2/1/21	19,545	22,565
	Ford Motor Credit Co. LLC	5.875%	8/2/21	18,000	20,987
	Ford Motor Credit Co. LLC	3.219%	1/9/22	5,000	5,066
	Ford Motor Credit Co. LLC	4.375%	8/6/23	5,000	5,352
	Gap Inc.	5.950%	4/12/21	5,000	5,754
	General Motors Financial Co. Inc.	3.500%	7/10/19	6,000	6,150
	General Motors Financial Co. Inc.	3.450%	4/10/22	5,000	4,963
	General Motors Financial Co. Inc.	4.250%	5/15/23	10,000	10,300
7	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	3,618	3,721
7	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	3,945	3,969
7	Harley-Davidson Funding Corp.	6.800%	6/15/18	12,380	14,307
	Home Depot Inc.	2.700%	4/1/23	14,625	14,772
	Home Depot Inc.	3.750%	2/15/24	15,000	16,188
	Host Hotels & Resorts LP	3.750%	10/15/23	10,000	10,044
7	Kia Motors Corp.	3.625%	6/14/16	3,200	3,283
	Kohl's Corp.	3.250%	2/1/23	2,970	2,948
	Kohl's Corp.	4.750%	12/15/23	3,041	3,324
	L Brands Inc.	6.625%	4/1/21	3,628	4,145
	L Brands Inc.	5.625%	10/15/23	5,000	5,588
	Lowe's Cos. Inc.	3.750%	4/15/21	11,350	12,302
	Lowe's Cos. Inc.	3.800%	11/15/21	6,650	7,220
	Lowe's Cos. Inc.	3.120%	4/15/22	15,000	15,600
	Lowe's Cos. Inc.	3.875%	9/15/23	20,000	21,750
	Lowe's Cos. Inc.	3.125%	9/15/24	10,000	10,259
	Macy's Retail Holdings Inc.	2.875%	2/15/23	7,500	7,472
	Macy's Retail Holdings Inc.	3.625%	6/1/24	5,000	5,171
	Marriott International Inc.	6.375%	6/15/17	3,040	3,339
	Marriott International Inc.	3.000%	3/1/19	2,500	2,573
	Marriott International Inc.	3.250%	9/15/22	3,500	3,539
	MasterCard Inc.	2.000%	4/1/19	1,250	1,272
	MasterCard Inc.	3.375%	4/1/24	16,000	16,748
	McDonald's Corp.	3.625%	5/20/21	4,500	4,836
	McDonald's Corp.	2.625%	1/15/22	9,000	9,064
	Nordstrom Inc.	4.750%	5/1/20	5,000	5,611
	Nordstrom Inc.	4.000%	10/15/21	7,500	8,136
	NVR Inc.	3.950%	9/15/22	10,000	10,409
	O'Reilly Automotive Inc.	4.625%	9/15/21	7,000	7,746
	O'Reilly Automotive Inc.	3.800%	9/1/22	4,000	4,150
	O'Reilly Automotive Inc.	3.850%	6/15/23	7,000	7,267
	PACCAR Financial Corp.	1.600%	3/15/17	2,500	2,530
[10] Priceline Group Inc.		1.800%	3/3/27	13,982	15,257
	QVC Inc.	3.125%	4/1/19	2,000	2,012
	QVC Inc.	4.850%	4/1/24	5,000	5,139

	Smithsonian Institute Washington DC GO	3.434%	9/1/23	1,600	1,613
	Staples Inc.	2.750%	1/12/18	5,150	5,200
	Starbucks Corp.	2.000%	12/5/18	2,000	2,044
	Starbucks Corp.	3.850%	10/1/23	12,000	13,089
	Target Corp.	2.900%	1/15/22	4,500	4,616
	Target Corp.	3.500%	7/1/24	15,985	16,818
	TJX Cos. Inc.	6.950%	4/15/19	15,663	18,586
	TJX Cos. Inc.	2.750%	6/15/21	6,000	6,143
	TJX Cos. Inc.	2.500%	5/15/23	16,000	15,636
	Toyota Motor Credit Corp.	4.500%	6/17/20	9,000	10,078
	Toyota Motor Credit Corp.	4.250%	1/11/21	5,155	5,707
	Toyota Motor Credit Corp.	3.400%	9/15/21	24,460	26,052
	Toyota Motor Credit Corp.	3.300%	1/12/22	16,000	16,774
	Toyota Motor Credit Corp.	2.625%	1/10/23	6,000	6,023
	VF Corp.	3.500%	9/1/21	5,505	5,900
	Wal-Mart Stores Inc.	3.625%	7/8/20	5,515	5,995
	Wal-Mart Stores Inc.	3.250%	10/25/20	21,195	22,670
	Wal-Mart Stores Inc.	4.250%	4/15/21	14,824	16,619
[10] Wal-Mart Stores Inc.		1.900%	4/8/22	7,000	8,450
	Wal-Mart Stores Inc.	2.550%	4/11/23	68,021	68,319
	Wal-Mart Stores Inc.	3.300%	4/22/24	25,300	26,710
	Walgreen Co.	5.250%	1/15/19	4,125	4,606
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	15,000	15,333
7	Wesfarmers Ltd.	1.874%	3/20/18	6,000	6,047
[10] Wesfarmers Ltd.		2.750%	8/2/22	5,000	6,276
	Wyndham Worldwide Corp.	5.625%	3/1/21	2,500	2,794
	Wyndham Worldwide Corp.	4.250%	3/1/22	4,000	4,086
	Wyndham Worldwide Corp.	3.900%	3/1/23	2,000	1,992

	Consumer Noncyclical (9.7%)
	Abbott Laboratories	2.550%	3/15/22	15,000	14,982
	Abbott Laboratories	2.950%	3/15/25	5,000	5,026
	Actavis Funding SCS	3.000%	3/12/20	6,300	6,439
	Actavis Funding SCS	3.450%	3/15/22	15,000	15,323
	Actavis Funding SCS	3.850%	6/15/24	10,000	10,287
	Actavis Funding SCS	3.800%	3/15/25	15,000	15,158
	Actavis Inc.	3.250%	10/1/22	26,000	25,782
	Agilent Technologies Inc.	5.000%	7/15/20	2,000	2,203
	Agilent Technologies Inc.	3.200%	10/1/22	10,000	9,845
	Agilent Technologies Inc.	3.875%	7/15/23	7,500	7,780
	Allergan Inc.	3.375%	9/15/20	9,000	9,263
	Allergan Inc.	2.800%	3/15/23	5,000	4,785
	Altria Group Inc.	9.250%	8/6/19	8,014	10,245
	Altria Group Inc.	4.750%	5/5/21	11,800	13,156
	Altria Group Inc.	2.850%	8/9/22	24,650	24,491
	AmerisourceBergen Corp.	4.875%	11/15/19	6,270	7,022
	AmerisourceBergen Corp.	3.400%	5/15/24	8,000	8,214
	AmerisourceBergen Corp.	3.250%	3/1/25	10,000	10,068
	Amgen Inc.	6.150%	6/1/18	5,000	5,680
	Amgen Inc.	2.200%	5/22/19	5,305	5,362
	Amgen Inc.	2.125%	5/1/20	4,030	4,023
	Amgen Inc.	3.625%	5/15/22	12,000	12,589
	Amgen Inc.	3.625%	5/22/24	14,000	14,588
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	80	89
	Anheuser-Busch Cos. LLC	5.000%	3/1/19	3,145	3,506
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	23,382	23,038
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	15,000	15,815
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	5,570	6,711

	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,514	10,300
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	7,210	8,266
	Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	12,286	14,010
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	30,792	30,414
7	BAT International Finance plc	9.500%	11/15/18	4,000	5,034
	Baxter International Inc.	5.375%	6/1/18	2,000	2,225
	Baxter International Inc.	4.500%	8/15/19	2,000	2,199
	Baxter International Inc.	4.250%	3/15/20	3,000	3,286
	Baxter International Inc.	2.400%	8/15/22	5,965	5,767
7	Bayer US Finance LLC	3.000%	10/8/21	7,000	7,224
7	Bayer US Finance LLC	3.375%	10/8/24	13,000	13,453
	Becton Dickinson & Co.	5.000%	5/15/19	4,700	5,206
	Becton Dickinson & Co.	3.250%	11/12/20	7,000	7,267
	Boston Scientific Corp.	6.000%	1/15/20	6,500	7,478
	Boston Scientific Corp.	4.125%	10/1/23	2,000	2,113
	Bottling Group LLC	5.125%	1/15/19	2,275	2,553
	Bristol-Myers Squibb Co.	2.000%	8/1/22	8,200	7,989
[10] Bristol-Myers Squibb Co.		1.000%	5/15/25	6,200	6,891
	Brown-Forman Corp.	2.250%	1/15/23	4,350	4,177
	Cardinal Health Inc.	3.500%	11/15/24	7,000	7,178
7	Cargill Inc.	4.307%	5/14/21	8,565	9,469
7	Cargill Inc.	3.250%	11/15/21	7,515	7,869
[10] Cargill Inc.		2.500%	2/15/23	5,000	6,231
	Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,500	1,494
	Catholic Health Initiatives Colorado GO	4.200%	8/1/23	2,000	2,147
	Celgene Corp.	3.250%	8/15/22	12,000	12,282
	Celgene Corp.	3.625%	5/15/24	4,000	4,142
	Clorox Co.	3.800%	11/15/21	5,000	5,357
	Clorox Co.	3.050%	9/15/22	3,000	3,018
	Coca-Cola Co.	3.150%	11/15/20	7,950	8,467
	Coca-Cola Co.	3.300%	9/1/21	10,245	10,954
	Coca-Cola Co.	3.200%	11/1/23	28,420	29,582
[10] Coca-Cola Co.		1.125%	3/9/27	10,000	11,050
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	3,095	3,161
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,527
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,500	13,331
	Colgate-Palmolive Co.	2.300%	5/3/22	8,000	8,006
	Colgate-Palmolive Co.	1.950%	2/1/23	2,079	2,002
	Colgate-Palmolive Co.	2.100%	5/1/23	17,000	16,548
	Colgate-Palmolive Co.	3.250%	3/15/24	20,375	21,419
	ConAgra Foods Inc.	7.000%	4/15/19	2,502	2,900
	ConAgra Foods Inc.	3.250%	9/15/22	5,000	4,945
	Constellation Brands Inc.	3.750%	5/1/21	4,250	4,346
	Constellation Brands Inc.	4.750%	11/15/24	5,000	5,313
	Covidien International Finance SA	4.200%	6/15/20	7,735	8,525
	Covidien International Finance SA	3.200%	6/15/22	13,500	13,970
	Covidien International Finance SA	2.950%	6/15/23	17,330	17,531
	CR Bard Inc.	4.400%	1/15/21	6,000	6,557
	DENTSPLY International Inc.	4.125%	8/15/21	1,900	2,024
	Diageo Capital plc	4.828%	7/15/20	12,989	14,728
	Diageo Capital plc	2.625%	4/29/23	15,000	14,741
	Diageo Investment Corp.	2.875%	5/11/22	11,000	11,109
	Dignity Health	3.812%	11/1/24	1,000	1,042
	Estee Lauder Cos. Inc.	2.350%	8/15/22	5,000	4,938
	Express Scripts Holding Co.	7.250%	6/15/19	3,000	3,590
	Express Scripts Holding Co.	4.750%	11/15/21	7,625	8,471
	Flowers Foods Inc.	4.375%	4/1/22	2,000	2,134
[10] General Mills Inc.		1.500%	4/27/27	5,000	5,518

	Genzyme Corp.	5.000%	6/15/20	15,349	17,564
	Gilead Sciences Inc.	4.400%	12/1/21	9,050	10,148
	Gilead Sciences Inc.	3.700%	4/1/24	27,655	29,182
	Gilead Sciences Inc.	3.500%	2/1/25	57,084	59,186
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	21,570	21,663
	GlaxoSmithKline Capital plc	2.850%	5/8/22	10,000	10,154
7	Grupo Bimbo SAB de CV	3.875%	6/27/24	12,000	12,290
	Hershey Co.	4.125%	12/1/20	4,125	4,566
	Hershey Co.	2.625%	5/1/23	20,450	20,459
	Hormel Foods Corp.	4.125%	4/15/21	625	690
7	JM Smucker Co.	2.500%	3/15/20	1,575	1,588
7	JM Smucker Co.	3.000%	3/15/22	10,000	10,050
7	JM Smucker Co.	3.500%	3/15/25	15,000	15,113
	Kaiser Foundation Hospitals	3.500%	4/1/22	5,765	5,900
	Kimberly-Clark Corp.	7.500%	11/1/18	10,000	12,011
	Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,556
	Kraft Foods Group Inc.	6.125%	8/23/18	6,000	6,798
	Kraft Foods Group Inc.	3.500%	6/6/22	6,000	6,137
	Kroger Co.	2.200%	1/15/17	2,920	2,971
	Kroger Co.	3.300%	1/15/21	5,500	5,722
	Kroger Co.	2.950%	11/1/21	3,000	3,050
	Kroger Co.	3.400%	4/15/22	3,000	3,094
	Kroger Co.	3.850%	8/1/23	5,000	5,297
	Laboratory Corp. of America Holdings	3.600%	2/1/25	7,000	6,995
	Life Technologies Corp.	6.000%	3/1/20	5,000	5,752
	Lorillard Tobacco Co.	6.875%	5/1/20	7,065	8,355
[10] Luxottica Group SPA		2.625%	2/10/24	6,200	7,849
	McKesson Corp.	7.500%	2/15/19	6,100	7,287
	McKesson Corp.	2.850%	3/15/23	5,000	4,979
7	Medtronic Inc.	2.500%	3/15/20	17,700	18,088
	Medtronic Inc.	4.450%	3/15/20	10,000	11,137
	Medtronic Inc.	3.125%	3/15/22	7,000	7,234
7	Medtronic Inc.	3.150%	3/15/22	36,853	38,074
	Medtronic Inc.	2.750%	4/1/23	30,000	30,023
	Medtronic Inc.	3.625%	3/15/24	10,000	10,588
7	Medtronic Inc.	3.500%	3/15/25	71,300	73,651
	Merck & Co. Inc.	2.800%	5/18/23	42,254	42,867
	Merck & Co. Inc.	2.750%	2/10/25	36,400	36,156
	Mondelez International Inc.	2.250%	2/1/19	5,000	5,055
[10] Mondelez International Inc.		1.000%	3/7/22	4,275	4,787
	Mondelez International Inc.	4.000%	2/1/24	3,000	3,215
[10] Mondelez International Inc.		1.625%	3/8/27	13,000	14,418
7	Mylan Inc.	3.125%	1/15/23	16,325	16,046
	Mylan Inc.	4.200%	11/29/23	5,850	6,169
	Newell Rubbermaid Inc.	4.000%	12/1/24	5,000	5,231
	Novartis Capital Corp.	4.400%	4/24/20	15,000	16,789
	Novartis Capital Corp.	2.400%	9/21/22	29,555	29,478
	Novartis Capital Corp.	3.400%	5/6/24	10,000	10,565
	PepsiCo Inc.	4.500%	1/15/20	13,800	15,414
	PepsiCo Inc.	3.000%	8/25/21	17,990	18,774
	PepsiCo Inc.	2.750%	3/5/22	13,860	14,112
	PepsiCo Inc.	2.750%	3/1/23	9,000	9,096
	PepsiCo Inc.	3.600%	3/1/24	14,000	14,871
	PepsiCo Inc.	2.750%	4/30/25	25,000	24,530
	PerkinElmer Inc.	5.000%	11/15/21	8,000	8,880
7	Pernod Ricard SA	5.750%	4/7/21	2,250	2,607
7	Pernod Ricard SA	4.450%	1/15/22	5,000	5,409
7	Pernod Ricard SA	4.250%	7/15/22	5,000	5,342

Perrigo Finance plc	3.900%	12/15/24	15,000	15,499
Pfizer Inc.	3.000%	6/15/23	10,000	10,225
Pfizer Inc.	3.400%	5/15/24	16,737	17,372
Pharmacia Corp.	6.500%	12/1/18	6,045	7,073
Philip Morris International Inc.	2.900%	11/15/21	6,000	6,146
Philip Morris International Inc.	2.500%	8/22/22	8,425	8,331
Philip Morris International Inc.	2.625%	3/6/23	2,000	1,977
Philip Morris International Inc.	3.600%	11/15/23	5,000	5,279
Philip Morris International Inc.	3.250%	11/10/24	16,000	16,291
Procter & Gamble Co.	2.300%	2/6/22	4,275	4,326
Procter & Gamble Co.	3.100%	8/15/23	5,000	5,243
Quest Diagnostics Inc.	4.750%	1/30/20	1,000	1,102
Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,373
Quest Diagnostics Inc.	4.250%	4/1/24	2,000	2,125
Reynolds American Inc.	3.250%	11/1/22	5,011	4,952
7 Roche Holdings Inc.	6.000%	3/1/19	13,574	15,657
7 Roche Holdings Inc.	3.350%	9/30/24	12,000	12,543
Sanofi	4.000%	3/29/21	18,500	20,285
St. Jude Medical Inc.	3.250%	4/15/23	16,138	16,457
Stryker Corp.	4.375%	1/15/20	4,000	4,408
Stryker Corp.	3.375%	5/15/24	4,000	4,090
Sysco Corp.	2.350%	10/2/19	3,000	3,059
Sysco Corp.	3.000%	10/2/21	7,500	7,714
Sysco Corp.	2.600%	6/12/22	14,017	13,910
Sysco Corp.	3.500%	10/2/24	29,050	29,875
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	9,248	9,627
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	29,011	28,797
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	8,791	9,162
Thermo Fisher Scientific Inc.	2.250%	8/15/16	2,840	2,884
Thermo Fisher Scientific Inc.	4.700%	5/1/20	4,400	4,837
Thermo Fisher Scientific Inc.	4.500%	3/1/21	4,100	4,480
Tyson Foods Inc.	4.500%	6/15/22	5,750	6,276
Tyson Foods Inc.	3.950%	8/15/24	23,150	24,232
Unilever Capital Corp.	4.800%	2/15/19	1,920	2,139
Whirlpool Corp.	4.000%	3/1/24	4,000	4,197
Wyeth LLC	5.500%	2/15/16	5,000	5,196
Zimmer Holdings Inc.	3.550%	4/1/25	15,000	15,013
Zoetis Inc.	3.250%	2/1/23	5,000	4,966

Energy (7.3%)
Anadarko Petroleum Corp.	3.450%	7/15/24	3,000	3,045
Apache Corp.	3.625%	2/1/21	17,000	17,891
Apache Corp.	3.250%	4/15/22	5,324	5,374
Baker Hughes Inc.	7.500%	11/15/18	4,845	5,782
Boardwalk Pipelines LP	5.750%	9/15/19	4,935	5,295
BP Capital Markets plc	1.375%	5/10/18	2,000	1,998
BP Capital Markets plc	4.750%	3/10/19	8,350	9,237
BP Capital Markets plc	2.521%	1/15/20	5,000	5,111
BP Capital Markets plc	4.500%	10/1/20	20,500	22,908
BP Capital Markets plc	4.742%	3/11/21	8,748	9,820
BP Capital Markets plc	3.561%	11/1/21	31,470	33,276
BP Capital Markets plc	3.062%	3/17/22	8,970	9,134
BP Capital Markets plc	3.245%	5/6/22	35,000	36,190
BP Capital Markets plc	2.500%	11/6/22	16,352	15,937
BP Capital Markets plc	2.750%	5/10/23	34,560	34,024
BP Capital Markets plc	3.994%	9/26/23	5,000	5,325
BP Capital Markets plc	3.814%	2/10/24	28,410	29,758
BP Capital Markets plc	3.506%	3/17/25	8,970	9,140

Cameron International Corp.	3.600%	4/30/22	1,335	1,347
Cameron International Corp.	4.000%	12/15/23	5,000	5,110
Cameron International Corp.	3.700%	6/15/24	5,000	5,000
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,000	3,299
Chevron Corp.	4.950%	3/3/19	3,347	3,753
Chevron Corp.	2.193%	11/15/19	2,000	2,040
Chevron Corp.	1.961%	3/3/20	9,220	9,265
Chevron Corp.	2.411%	3/3/22	8,315	8,326
Chevron Corp.	2.355%	12/5/22	41,000	40,539
Chevron Corp.	3.191%	6/24/23	37,083	38,408
ConocoPhillips	6.000%	1/15/20	5,000	5,893
ConocoPhillips Co.	2.875%	11/15/21	12,000	12,329
ConocoPhillips Co.	2.400%	12/15/22	10,000	9,829
ConocoPhillips Co.	3.350%	11/15/24	17,000	17,350
Continental Resources Inc.	5.000%	9/15/22	14,000	14,210
Continental Resources Inc.	3.800%	6/1/24	5,000	4,778
Devon Energy Corp.	6.300%	1/15/19	5,000	5,734
Diamond Offshore Drilling Inc.	5.875%	5/1/19	5,000	5,640
Diamond Offshore Drilling Inc.	3.450%	11/1/23	6,000	5,849
Dominion Gas Holdings LLC	3.600%	12/15/24	25,000	26,013
7 Enable Midstream Partners LP	3.900%	5/15/24	2,000	1,934
Enbridge Energy Partners LP	6.500%	4/15/18	1,750	1,956
Enbridge Energy Partners LP	5.200%	3/15/20	2,500	2,755
Enbridge Energy Partners LP	4.200%	9/15/21	6,150	6,431
4 Enbridge Energy Partners LP	8.050%	10/1/77	1,110	1,154
Enbridge Inc.	3.500%	6/10/24	3,000	2,947
Energy Transfer Partners LP	9.700%	3/15/19	4,432	5,552
Energy Transfer Partners LP	9.000%	4/15/19	2,334	2,866
Energy Transfer Partners LP	4.650%	6/1/21	12,850	13,757
Energy Transfer Partners LP	5.200%	2/1/22	16,530	18,049
Energy Transfer Partners LP	3.600%	2/1/23	5,909	5,886
Energy Transfer Partners LP	4.900%	2/1/24	3,042	3,261
Energy Transfer Partners LP	4.050%	3/15/25	10,000	9,976
Ensco plc	4.700%	3/15/21	14,300	14,679
Ensco plc	5.200%	3/15/25	12,000	12,364
Enterprise Products Operating LLC	3.350%	3/15/23	5,500	5,538
Enterprise Products Operating LLC	3.750%	2/15/25	7,500	7,648
4 Enterprise Products Operating LLC	8.375%	8/1/66	1,500	1,590
EOG Resources Inc.	5.625%	6/1/19	10,250	11,742
EOG Resources Inc.	2.450%	4/1/20	5,950	6,056
EOG Resources Inc.	4.400%	6/1/20	12,000	13,270
EOG Resources Inc.	4.100%	2/1/21	11,000	12,006
EOG Resources Inc.	2.625%	3/15/23	17,885	17,804
EOG Resources Inc.	3.150%	4/1/25	7,630	7,754
EQT Corp.	8.125%	6/1/19	5,500	6,555
EQT Corp.	4.875%	11/15/21	4,000	4,272
Exxon Mobil Corp.	2.397%	3/6/22	8,825	8,869
Exxon Mobil Corp.	2.709%	3/6/25	21,100	21,191
Halliburton Co.	6.150%	9/15/19	4,631	5,403
Halliburton Co.	3.250%	11/15/21	10,800	11,223
Halliburton Co.	3.500%	8/1/23	5,000	5,148
Hess Corp.	8.125%	2/15/19	5,075	6,081
Kinder Morgan Energy Partners LP	2.650%	2/1/19	2,100	2,104
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	6,572
Kinder Morgan Energy Partners LP	6.850%	2/15/20	8,227	9,625
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	5,588
Kinder Morgan Energy Partners LP	4.150%	3/1/22	1,240	1,270
Kinder Morgan Inc.	3.050%	12/1/19	7,060	7,134

[10] Kinder Morgan Inc.		1.500%	3/16/22	7,885	8,839
	Kinder Morgan Inc.	4.300%	6/1/25	13,600	13,801
[10] Kinder Morgan Inc.		2.250%	3/16/27	4,200	4,769
	Nabors Industries Inc.	5.000%	9/15/20	3,319	3,382
	National Oilwell Varco Inc.	2.600%	12/1/22	24,000	23,324
	Nisource Finance Corp.	4.450%	12/1/21	3,225	3,507
	Nisource Finance Corp.	3.850%	2/15/23	8,518	8,903
	Noble Energy Inc.	8.250%	3/1/19	6,000	7,195
	Noble Energy Inc.	3.900%	11/15/24	1,000	1,026
	Noble Holding International Ltd.	4.900%	8/1/20	5,000	5,059
	Noble Holding International Ltd.	3.950%	3/15/22	5,000	4,517
	Occidental Petroleum Corp.	4.100%	2/1/21	16,525	18,009
	Occidental Petroleum Corp.	3.125%	2/15/22	19,080	19,640
	Occidental Petroleum Corp.	2.700%	2/15/23	20,604	20,405
	ONEOK Partners LP	8.625%	3/1/19	2,000	2,398
	ONEOK Partners LP	3.375%	10/1/22	12,083	11,725
	Petro-Canada	6.050%	5/15/18	4,000	4,514
	Phillips 66	2.950%	5/1/17	4,000	4,137
	Phillips 66	4.300%	4/1/22	9,000	9,784
	Phillips 66 Partners LP	3.605%	2/15/25	1,030	1,020
	Pioneer Natural Resources Co.	3.950%	7/15/22	9,000	9,337
	Plains All American Pipeline LP / PAA
	Finance Corp.	3.650%	6/1/22	14,970	15,481
	Plains All American Pipeline LP / PAA
	Finance Corp.	2.850%	1/31/23	1,902	1,840
	Plains All American Pipeline LP / PAA
	Finance Corp.	3.600%	11/1/24	2,042	2,052
	Pride International Inc.	6.875%	8/15/20	12,178	13,950
	Rowan Cos. Inc.	4.875%	6/1/22	8,000	7,779
7	Schlumberger Investment SA	3.300%	9/14/21	13,900	14,360
	Schlumberger Investment SA	3.650%	12/1/23	21,000	22,222
	Shell International Finance BV	5.200%	3/22/17	2,680	2,899
	Shell International Finance BV	4.300%	9/22/19	16,000	17,718
	Shell International Finance BV	4.375%	3/25/20	14,035	15,647
	Shell International Finance BV	2.375%	8/21/22	29,609	29,113
	Shell International Finance BV	2.250%	1/6/23	10,500	10,268
	Shell International Finance BV	3.400%	8/12/23	5,000	5,266
	Southwestern Energy Co.	7.500%	2/1/18	5,000	5,650
	Southwestern Energy Co.	4.050%	1/23/20	5,000	5,186
	Southwestern Energy Co.	4.100%	3/15/22	7,000	7,050
	Southwestern Energy Co.	4.950%	1/23/25	17,000	17,652
	Suncor Energy Inc.	3.600%	12/1/24	6,745	6,944
	Sunoco Logistics Partners Operations LP	4.650%	2/15/22	3,485	3,703
	Talisman Energy Inc.	7.750%	6/1/19	3,000	3,501
	Talisman Energy Inc.	3.750%	2/1/21	3,300	3,310
	Total Capital Canada Ltd.	1.450%	1/15/18	7,700	7,746
	Total Capital Canada Ltd.	2.750%	7/15/23	19,420	19,323
	Total Capital International SA	2.750%	6/19/21	7,000	7,155
	Total Capital International SA	2.875%	2/17/22	31,378	31,854
	Total Capital International SA	2.700%	1/25/23	23,160	23,034
	Total Capital International SA	3.700%	1/15/24	10,000	10,588
	Total Capital International SA	3.750%	4/10/24	25,000	26,522
	Total Capital SA	4.450%	6/24/20	25,212	28,129
	Total Capital SA	4.125%	1/28/21	12,525	13,767
	TransCanada PipeLines Ltd.	3.800%	10/1/20	4,292	4,605
	TransCanada PipeLines Ltd.	2.500%	8/1/22	530	515
	TransCanada PipeLines Ltd.	3.750%	10/16/23	18,315	19,181
4	TransCanada PipeLines Ltd.	6.350%	5/15/67	2,000	1,943

	Transocean Inc.	6.375%	12/15/21	5,000	4,406
	Valero Energy Corp.	9.375%	3/15/19	4,200	5,250
	Weatherford International Ltd.	9.625%	3/1/19	3,750	4,365
	Weatherford International Ltd.	5.125%	9/15/20	9,647	9,777
	Weatherford International Ltd.	4.500%	4/15/22	2,000	1,926
	Williams Partners LP	4.500%	11/15/23	11,000	11,451
	Williams Partners LP	4.000%	9/15/25	15,000	14,800
	Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	5,000	5,069
	Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	9,000	9,203
7	Woodside Finance Ltd.	3.650%	3/5/25	15,000	14,879

	Other Industrial (0.3%)
	Fluor Corp.	3.500%	12/15/24	23,375	24,188
7	Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	19,240	21,098
7	Hutchison Whampoa International 14 Ltd.	3.625%	10/31/24	5,000	5,087

	Technology (5.3%)
	Adobe Systems Inc.	3.250%	2/1/25	15,000	15,151
	Altera Corp.	1.750%	5/15/17	3,205	3,230
	Altera Corp.	2.500%	11/15/18	10,000	10,191
	Altera Corp.	4.100%	11/15/23	4,623	4,896
	Apple Inc.	2.850%	5/6/21	37,125	38,529
	Apple Inc.	2.150%	2/9/22	19,000	18,683
[10] Apple Inc.		1.000%	11/10/22	7,500	8,555
	Apple Inc.	2.400%	5/3/23	94,325	92,044
	Apple Inc.	3.450%	5/6/24	54,000	56,693
	Apple Inc.	2.500%	2/9/25	23,500	22,611
[10] Apple Inc.		1.625%	11/10/26	5,000	5,878
	Applied Materials Inc.	4.300%	6/15/21	10,615	11,632
	Baidu Inc.	3.250%	8/6/18	10,100	10,456
	Baidu Inc.	3.500%	11/28/22	13,000	13,165
	Broadcom Corp.	2.500%	8/15/22	9,000	8,801
	Broadcom Corp.	3.500%	8/1/24	6,485	6,692
	Cisco Systems Inc.	3.625%	3/4/24	15,000	15,915
	Corning Inc.	4.250%	8/15/20	9,000	9,889
	Corning Inc.	3.700%	11/15/23	15,000	15,798
	EMC Corp.	1.875%	6/1/18	6,700	6,772
	EMC Corp.	2.650%	6/1/20	12,455	12,798
	EMC Corp.	3.375%	6/1/23	15,500	16,039
	Equifax Inc.	6.300%	7/1/17	5,000	5,519
	Fidelity National Information Services Inc.	3.500%	4/15/23	9,165	9,210
	Fidelity National Information Services Inc.	3.875%	6/5/24	10,000	10,251
	Fiserv Inc.	3.500%	10/1/22	8,000	8,200
	Hewlett-Packard Co.	2.750%	1/14/19	6,250	6,406
	Hewlett-Packard Co.	3.750%	12/1/20	5,024	5,273
	Hewlett-Packard Co.	4.300%	6/1/21	15,000	16,045
	Hewlett-Packard Co.	4.375%	9/15/21	13,022	13,986
	Hewlett-Packard Co.	4.650%	12/9/21	3,500	3,842
	Intel Corp.	3.300%	10/1/21	34,900	36,936
	Intel Corp.	2.700%	12/15/22	28,000	28,175
	International Business Machines Corp.	1.875%	8/1/22	17,000	16,128
	International Business Machines Corp.	3.375%	8/1/23	31,000	32,213
	International Business Machines Corp.	3.625%	2/12/24	23,000	23,940
	KLA-Tencor Corp.	3.375%	11/1/19	1,285	1,334
	KLA-Tencor Corp.	4.125%	11/1/21	3,000	3,124
	KLA-Tencor Corp.	4.650%	11/1/24	12,000	12,439
	Lam Research Corp.	3.800%	3/15/25	4,000	3,981
	Microsoft Corp.	2.375%	2/12/22	22,000	21,913

	Microsoft Corp.	2.125%	11/15/22	9,000	8,831
	Microsoft Corp.	2.375%	5/1/23	16,500	16,436
	Microsoft Corp.	3.625%	12/15/23	19,000	20,450
	Microsoft Corp.	2.700%	2/12/25	39,250	38,622
	Motorola Solutions Inc.	3.750%	5/15/22	7,000	7,044
	Oracle Corp.	5.750%	4/15/18	4,160	4,681
	Oracle Corp.	2.375%	1/15/19	3,250	3,329
	Oracle Corp.	3.875%	7/15/20	13,000	14,194
	Oracle Corp.	2.800%	7/8/21	18,000	18,469
	Oracle Corp.	2.500%	5/15/22	23,750	23,570
	Oracle Corp.	2.500%	10/15/22	43,000	42,427
	Oracle Corp.	3.625%	7/15/23	24,000	25,551
	Oracle Corp.	3.400%	7/8/24	43,500	44,890
	Oracle Corp.	2.950%	5/15/25	10,000	9,907
	Pitney Bowes Inc.	5.750%	9/15/17	707	771
	Pitney Bowes Inc.	4.625%	3/15/24	5,000	5,171
	Seagate HDD Cayman	3.750%	11/15/18	5,670	5,925
	Seagate HDD Cayman	4.750%	6/1/23	5,000	5,212
7	Seagate HDD Cayman	4.750%	1/1/25	13,500	13,871
	Texas Instruments Inc.	2.250%	5/1/23	5,000	4,798
	Tyco Electronics Group SA	6.550%	10/1/17	2,990	3,345
	Tyco Electronics Group SA	3.500%	2/3/22	16,710	17,311
[10] Tyco Electronics Group SA		1.100%	3/1/23	7,453	8,319
	Tyco Electronics Group SA	3.450%	8/1/24	7,000	7,196
	Verisk Analytics Inc.	4.125%	9/12/22	16,264	16,929
	Xerox Corp.	5.625%	12/15/19	8,000	9,107
	Xilinx Inc.	3.000%	3/15/21	19,000	19,573

	Transportation (1.3%)
4	American Airlines 2015-1 Class B Pass
	Through Trust	3.700%	11/1/24	5,000	5,019
	Canadian National Railway Co.	2.850%	12/15/21	7,380	7,595
	Canadian Pacific Railway Co.	7.250%	5/15/19	3,375	4,031
	Canadian Pacific Railway Co.	4.450%	3/15/23	5,085	5,610
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	1,298	1,375
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	204	214
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	1,365	1,544
4	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	1,311	1,479
4	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	3,873	4,503
4	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	13,934	14,909
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	1,334	1,414
	CSX Corp.	7.900%	5/1/17	5,000	5,662
	CSX Corp.	7.375%	2/1/19	3,375	4,030
	CSX Corp.	3.400%	8/1/24	5,000	5,177
4	CSX Transportation Inc.	6.251%	1/15/23	3,306	3,907
4,11	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	6,011	7,018
4	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	1,991	2,352
4	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	6/17/21	3,952	4,574

4	Delta Air Lines 2010-1 Class A Pass
	Through Trust	6.200%	1/2/20	6,803	7,467
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	3,252	3,516
7	ERAC USA Finance LLC	6.375%	10/15/17	6,370	7,111
7	ERAC USA Finance LLC	5.250%	10/1/20	3,750	4,255
7	ERAC USA Finance LLC	4.500%	8/16/21	5,000	5,494
7	ERAC USA Finance LLC	3.850%	11/15/24	3,000	3,104
9	Firstgroup plc	8.750%	4/8/21	6,000	11,701
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	5,589	5,686
4,5,11 JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.708%	5/15/18	2,465	2,428
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	4,410	5,093
	Union Pacific Corp.	4.000%	2/1/21	10,000	10,974
	Union Pacific Corp.	4.163%	7/15/22	5,255	5,828
	Union Pacific Corp.	2.950%	1/15/23	5,939	6,088
	Union Pacific Corp.	2.750%	4/15/23	9,378	9,486
	Union Pacific Corp.	3.646%	2/15/24	5,000	5,368
	Union Pacific Corp.	3.750%	3/15/24	24,925	26,875
	United Continental Holdings Inc.	6.375%	6/1/18	2,775	2,962
	United Parcel Service Inc.	2.450%	10/1/22	61,450	61,579
					7,828,305
Utilities (5.9%)
Electric (5.7%)
Alabama Power Co.		3.375%	10/1/20	7,000	7,416
Alabama Power Co.		3.550%	12/1/23	5,750	6,104
Alabama Power Co.		2.800%	4/1/25	7,000	6,995
Ameren Illinois Co.		2.700%	9/1/22	22,449	22,644
Ameren Illinois Co.		3.250%	3/1/25	13,180	13,596
Arizona Public Service Co.		8.750%	3/1/19	10,850	13,584
Arizona Public Service Co.		3.350%	6/15/24	8,200	8,548
Baltimore Gas & Electric Co.		3.500%	11/15/21	8,925	9,485
Baltimore Gas & Electric Co.		2.800%	8/15/22	13,600	13,753
Baltimore Gas & Electric Co.		3.350%	7/1/23	12,575	13,124
Berkshire Hathaway Energy Co.		5.750%	4/1/18	8,380	9,399
Berkshire Hathaway Energy Co.		3.750%	11/15/23	4,100	4,333
CMS Energy Corp.		5.050%	2/15/18	4,730	5,160
CMS Energy Corp.		8.750%	6/15/19	11,180	13,991
CMS Energy Corp.		6.250%	2/1/20	3,255	3,814
Commonwealth Edison Co.		5.800%	3/15/18	4,110	4,625
Commonwealth Edison Co.		4.000%	8/1/20	19,071	20,746
Commonwealth Edison Co.		3.400%	9/1/21	5,400	5,704
Commonwealth Edison Co.		3.100%	11/1/24	3,990	4,066
Connecticut Light & Power Co.		5.500%	2/1/19	11,695	13,255
Connecticut Light & Power Co.		2.500%	1/15/23	18,240	18,002
Consumers Energy Co.		5.650%	9/15/18	1,000	1,137
Consumers Energy Co.		6.125%	3/15/19	5,600	6,510
Consumers Energy Co.		6.700%	9/15/19	6,319	7,555
Consumers Energy Co.		5.650%	4/15/20	10,683	12,404
Consumers Energy Co.		2.850%	5/15/22	15,640	15,911
Consumers Energy Co.		3.375%	8/15/23	6,144	6,441
Consumers Energy Co.		3.125%	8/31/24	16,000	16,397
DTE Electric Co.		3.450%	10/1/20	7,680	8,105
DTE Electric Co.		3.900%	6/1/21	14,650	15,915
DTE Electric Co.		2.650%	6/15/22	1,000	1,000

	DTE Electric Co.	3.375%	3/1/25	14,575	15,152
	Duke Energy Carolinas LLC	3.900%	6/15/21	4,966	5,448
	Duke Energy Indiana Inc.	3.750%	7/15/20	14,270	15,412
	Duke Energy Progress Inc.	5.300%	1/15/19	12,448	14,020
	Duke Energy Progress Inc.	3.000%	9/15/21	17,523	18,220
7	EDP Finance BV	4.900%	10/1/19	5,425	5,789
7	EDP Finance BV	4.125%	1/15/20	10,240	10,612
7	EDP Finance BV	5.250%	1/14/21	3,020	3,266
	Entergy Arkansas Inc.	3.750%	2/15/21	8,770	9,359
	Entergy Arkansas Inc.	3.050%	6/1/23	7,410	7,511
	Entergy Arkansas Inc.	3.700%	6/1/24	3,318	3,526
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	1,260	1,421
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	5,699	6,783
	Entergy Louisiana LLC	4.800%	5/1/21	12,780	14,267
	Entergy Louisiana LLC	3.300%	12/1/22	6,915	7,164
	Entergy Louisiana LLC	4.050%	9/1/23	5,400	5,869
	Entergy Louisiana LLC	5.400%	11/1/24	3,562	4,206
	Entergy Louisiana LLC	4.950%	1/15/45	9,250	9,452
	Entergy Texas Inc.	7.125%	2/1/19	5,485	6,489
	Eversource Energy	4.500%	11/15/19	925	1,021
	Eversource Energy	2.800%	5/1/23	2,000	1,976
	Exelon Generation Co. LLC	4.000%	10/1/20	4,000	4,232
	Exelon Generation Co. LLC	4.250%	6/15/22	5,000	5,244
	FirstEnergy Corp.	4.250%	3/15/23	8,864	9,213
7	FirstEnergy Transmission LLC	4.350%	1/15/25	10,090	10,654
	Florida Power & Light Co.	2.750%	6/1/23	9,200	9,327
[4,7] FPL Energy Marcus Hook LP		7.590%	7/10/18	4,934	5,304
	Georgia Power Co.	5.400%	6/1/18	8,000	8,903
	Indiana Michigan Power Co.	7.000%	3/15/19	5,000	5,927
	ITC Holdings Corp.	3.650%	6/15/24	7,000	7,209
7	Kansas Gas & Electric Co.	6.700%	6/15/19	4,824	5,649
	LG&E & KU Energy LLC	3.750%	11/15/20	13,086	13,867
	LG&E & KU Energy LLC	4.375%	10/1/21	9,785	10,734
	Metropolitan Edison Co.	7.700%	1/15/19	5,000	5,950
	MidAmerican Energy Co.	3.700%	9/15/23	5,500	5,927
	MidAmerican Energy Co.	3.500%	10/15/24	23,475	24,873
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	9,980	12,889
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	5,450	5,520
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	2/15/22	13,340	13,720
	National Rural Utilities Cooperative Finance
	Corp.	3.400%	11/15/23	13,737	14,456
	National Rural Utilities Cooperative Finance
	Corp.	2.850%	1/27/25	15,870	15,844
	Nevada Power Co.	7.125%	3/15/19	7,350	8,753
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	8,976	10,250
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	3,000	3,035
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	8,755	9,604
	NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	15,990	16,566
7	Niagara Mohawk Power Corp.	2.721%	11/28/22	2,000	1,996
	NSTAR Electric Co.	2.375%	10/15/22	7,700	7,538
	NV Energy Inc.	6.250%	11/15/20	12,485	14,685
7	Origin Energy Finance Ltd.	5.450%	10/14/21	5,761	6,422
	Pacific Gas & Electric Co.	3.500%	10/1/20	29,000	30,661
	Pacific Gas & Electric Co.	4.250%	5/15/21	15,200	16,596
	Pacific Gas & Electric Co.	3.250%	9/15/21	4,050	4,231

Pacific Gas & Electric Co.	2.450%	8/15/22	6,500	6,356
Pacific Gas & Electric Co.	3.250%	6/15/23	16,500	16,916
Pacific Gas & Electric Co.	3.400%	8/15/24	20,475	21,135
PacifiCorp	3.850%	6/15/21	16,844	18,310
Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,314
Potomac Electric Power Co.	3.600%	3/15/24	8,690	9,212
PPL Electric Utilities Corp.	3.000%	9/15/21	15,868	16,527
Public Service Co. of Colorado	5.800%	8/1/18	3,280	3,728
Public Service Co. of Colorado	2.250%	9/15/22	5,000	4,947
Public Service Co. of New Mexico	7.950%	5/15/18	1,398	1,642
Public Service Electric & Gas Co.	3.500%	8/15/20	8,000	8,592
Public Service Electric & Gas Co.	2.375%	5/15/23	18,825	18,495
Public Service Electric & Gas Co.	3.150%	8/15/24	1,000	1,027
Puget Energy Inc.	6.500%	12/15/20	15,565	18,621
Puget Energy Inc.	6.000%	9/1/21	4,235	5,003
Puget Energy Inc.	5.625%	7/15/22	19,769	22,953
SCANA Corp.	6.250%	4/1/20	8,500	9,733
SCANA Corp.	4.750%	5/15/21	7,900	8,573
SCANA Corp.	4.125%	2/1/22	2,000	2,079
Southern California Edison Co.	3.875%	6/1/21	11,156	12,196
Southern California Edison Co.	3.500%	10/1/23	17,500	18,548
Southwestern Electric Power Co.	6.450%	1/15/19	2,118	2,456
Tampa Electric Co.	5.400%	5/15/21	13,000	15,133
Tampa Electric Co.	2.600%	9/15/22	6,220	6,183
TECO Finance Inc.	5.150%	3/15/20	14,332	16,155
7 Trans-Allegheny Interstate Line Co.	3.850%	6/1/25	11,000	11,373
Union Electric Co.	6.700%	2/1/19	2,427	2,859
Union Electric Co.	3.500%	4/15/24	5,410	5,713
Virginia Electric & Power Co.	5.400%	4/30/18	6,137	6,864
Virginia Electric & Power Co.	5.000%	6/30/19	3,930	4,425
Virginia Electric & Power Co.	3.450%	9/1/22	3,000	3,165
Virginia Electric & Power Co.	3.450%	2/15/24	7,000	7,380
Western Massachusetts Electric Co.	3.500%	9/15/21	10,000	10,624
4 Wisconsin Energy Corp.	6.250%	5/15/67	4,276	4,255

Natural Gas (0.2%)
Laclede Gas Co.	3.400%	8/15/23	5,000	5,168
Sempra Energy	6.150%	6/15/18	5,938	6,726
Sempra Energy	9.800%	2/15/19	4,340	5,561
Sempra Energy	2.875%	10/1/22	7,000	6,994
Sempra Energy	3.550%	6/15/24	2,000	2,071
Southern California Gas Co.	3.150%	9/15/24	22,290	22,986

Other Utility (0.0%)
American Water Capital Corp.	3.400%	3/1/25	3,000	3,109

				1,178,568
Total Corporate Bonds (Cost $14,353,077)				14,859,301
Sovereign Bonds (U.S. Dollar-Denominated) (3.1%)
7 Abu Dhabi National Energy Co. PJSC	6.165%	10/25/17	1,000	1,111
7 Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	1,000	1,025
Asian Development Bank	1.125%	3/15/17	4,000	4,036
Asian Development Bank	1.875%	10/23/18	3,000	3,075
7 Banco Latinoamericano de Comercio
Exterior SA	3.250%	5/7/20	5,000	4,983
7 Bank Nederlandse Gemeenten	2.500%	1/23/23	1,000	1,026
7 Bank of China Hong Kong Ltd.	3.750%	11/8/16	920	951

7	Bermuda	5.603%	7/20/20	2,300	2,520
7	Bermuda	4.138%	1/3/23	2,000	2,043
7	Bermuda	4.854%	2/6/24	1,000	1,068
	Cayman Islands	5.950%	11/24/19	500	570
7	CDP Financial Inc.	3.150%	7/24/24	8,000	8,293
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	1,800	1,665
7	CEZ AS	4.250%	4/3/22	1,000	1,075
	China Development Bank Corp.	5.000%	10/15/15	1,500	1,526
7	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,000	1,039
7	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,000
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	5,000	5,075
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,400	1,501
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	3,000	3,179
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,500	1,581
7	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	1,500	1,619
7	Corp. Nacional del Cobre de Chile	4.875%	11/4/44	750	777
	Corporacion Andina De Fomento	3.750%	1/15/16	11,500	11,741
7	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	2,000	2,005
	Ecopetrol SA	7.375%	9/18/43	1,000	1,125
	Ecopetrol SA	5.875%	5/28/45	8,000	7,670
7	Electricite de France SA	6.000%	1/22/14	50	56
12	Emirates NBD PJSC	5.750%	5/8/19	4,060	3,412
[4,7]	ENA Norte Trust	4.950%	4/25/28	1,778	1,842
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	12,200	12,139
	European Investment Bank	2.250%	3/15/16	8,000	8,134
	European Investment Bank	2.125%	7/15/16	10,000	10,205
	European Investment Bank	2.500%	4/15/21	7,000	7,308
	European Investment Bank	3.250%	1/29/24	2,000	2,191
	Export-Import Bank of Korea	4.125%	9/9/15	2,000	2,023
	Export-Import Bank of Korea	4.000%	1/11/17	10,000	10,447
	Export-Import Bank of Korea	2.875%	9/17/18	3,000	3,106
	Export-Import Bank of Korea	5.125%	6/29/20	2,000	2,277
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,082
	Export-Import Bank of Korea	4.000%	1/14/24	2,000	2,174
	Federative Republic of Brazil	4.250%	1/7/25	10,850	10,750
	FMS Wertmanagement AoeR	1.625%	11/20/18	5,000	5,076
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,400	2,464
	Inter-American Development Bank	3.000%	2/21/24	6,425	6,920
	International Finance Corp.	1.000%	4/24/17	6,700	6,719
	International Finance Corp.	1.750%	9/4/18	3,000	3,057
7	IPIC GMTN Ltd.	5.500%	3/1/22	800	934
7	KazMunayGas National Co. JSC	4.400%	4/30/23	2,000	1,878
13	KFW	1.250%	2/15/17	4,000	4,044
13	KFW	1.000%	6/11/18	11,750	11,731
13	KFW	2.750%	10/1/20	3,000	3,174
13	KFW	2.625%	1/25/22	9,000	9,434
13	KFW	2.000%	10/4/22	2,000	2,010
7	Kommunalbanken AS	1.000%	9/26/17	1,500	1,502
	Korea Development Bank	3.250%	9/20/16	1,000	1,029
	Korea Development Bank	3.875%	5/4/17	5,000	5,226
	Korea Development Bank	1.500%	1/22/18	2,000	1,994
	Korea Development Bank	4.625%	11/16/21	2,000	2,256
7	Korea Land & Housing Corp.	1.875%	8/2/17	5,000	5,015
7	Korea Western Power Co. Ltd.	3.125%	5/10/17	1,300	1,337
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	2,000	2,058
7	Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,795
13	Landwirtschaftliche Rentenbank	2.125%	7/15/16	5,000	5,100
13	Landwirtschaftliche Rentenbank	1.375%	10/23/19	2,000	1,992

	Nexen Energy ULC	6.200%	7/30/19	2,000	2,282
	North American Development Bank	2.300%	10/10/18	1,500	1,530
	North American Development Bank	2.400%	10/26/22	1,300	1,291
7	OCP SA	5.625%	4/25/24	1,200	1,283
7	Ooredoo International Finance Ltd.	4.750%	2/16/21	1,500	1,653
7	Ooredoo International Finance Ltd.	3.250%	2/21/23	700	697
7	Pertamina Persero PT	6.000%	5/3/42	1,000	1,003
	Petrobras Global Finance BV	5.625%	5/20/43	12,160	10,012
	Petrobras International Finance Co. SA	3.875%	1/27/16	4,025	4,035
	Petrobras International Finance Co. SA	5.875%	3/1/18	15,631	15,992
	Petrobras International Finance Co. SA	5.375%	1/27/21	13,275	12,727
	Petrobras International Finance Co. SA	6.875%	1/20/40	800	758
	Petroleos Mexicanos	5.750%	3/1/18	15,500	16,870
	Petroleos Mexicanos	8.000%	5/3/19	3,200	3,818
	Petroleos Mexicanos	5.500%	1/21/21	26,000	28,593
	Petroleos Mexicanos	4.875%	1/24/22	24,000	25,518
	Petroleos Mexicanos	3.500%	1/30/23	2,000	1,937
	Province of Manitoba	1.750%	5/30/19	2,000	2,016
	Province of New Brunswick	2.750%	6/15/18	1,250	1,305
	Province of Ontario	3.000%	7/16/18	3,000	3,155
	Province of Ontario	4.000%	10/7/19	4,500	4,950
[7,14] Qatari Diar Finance QSC		3.500%	7/21/15	500	502
	Quebec	2.625%	2/13/23	5,700	5,840
	Quebec	2.875%	10/16/24	8,250	8,517
	Republic of Colombia	4.375%	7/12/21	14,200	15,066
	Republic of Colombia	6.125%	1/18/41	5,450	6,405
4	Republic of Colombia	5.000%	6/15/45	7,240	7,360
	Republic of Hungary	4.000%	3/25/19	10,250	10,724
	Republic of Indonesia	3.750%	4/25/22	3,000	3,056
	Republic of Indonesia	6.625%	2/17/37	1,500	1,824
10	Republic of Italy	1.050%	12/1/19	6,000	6,869
10	Republic of Italy	2.500%	12/1/24	2,100	2,574
	Republic of Korea	7.125%	4/16/19	1,500	1,804
7	Republic of Latvia	2.750%	1/12/20	1,000	1,023
	Republic of Namibia	5.500%	11/3/21	4,400	4,840
	Republic of Poland	3.875%	7/16/15	3,000	3,020
	Republic of Poland	5.125%	4/21/21	12,600	14,380
	Republic of Romania	4.375%	8/22/23	2,000	2,123
	Republic of South Africa	6.875%	5/27/19	2,000	2,295
	Republic of the Philippines	7.750%	1/14/31	981	1,476
	Republic of the Philippines	3.950%	1/20/40	871	931
	Republic of Turkey	7.500%	7/14/17	58,000	64,226
	Republic of Turkey	6.750%	4/3/18	2,600	2,872
	Republic of Turkey	7.000%	6/5/20	6,000	6,909
	Republic of Turkey	6.250%	9/26/22	4,700	5,304
	Republic of Turkey	3.250%	3/23/23	8,200	7,728
	Republic of Turkey	4.250%	4/14/26	12,000	11,640
[4,7]	Rio Oil Finance Trust Series 2014-3	6.750%	1/6/27	2,150	2,118
7	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	1,000	1,069
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	1,800	1,928
	State of Israel	5.125%	3/26/19	2,550	2,877
	State of Israel	3.150%	6/30/23	2,000	2,076
7	State of Qatar	5.250%	1/20/20	1,000	1,138
	Statoil ASA	2.450%	1/17/23	3,000	2,948
	Statoil ASA	3.950%	5/15/43	1,000	1,009
	Statoil ASA	4.800%	11/8/43	2,000	2,291
	Svensk Exportkredit AB	1.750%	10/20/15	3,000	3,020

7 Temasek Financial I Ltd.	2.375%	1/23/23	1,000	989
United Mexican States	6.050%	1/11/40	1,676	2,036
United Mexican States	5.550%	1/21/45	1,700	1,948
United Mexican States	5.750%	10/12/10	5,800	6,212
Total Sovereign Bonds (Cost $598,324)				610,562
Taxable Municipal Bonds (0.2%)
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.420%	5/1/21	4,000	4,186
California GO	5.750%	3/1/17	2,000	2,174
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	1,250	1,280
Illinois GO	5.365%	3/1/17	1,000	1,069
Illinois GO	5.000%	1/1/23	1,835	1,912
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.885%	1/1/21	1,000	1,045
Johns Hopkins University Maryland GO	5.250%	7/1/19	199	227
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue 2010-EGSL	3.220%	2/1/21	12,000	12,440
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue 2010-ELL	3.450%	2/1/22	5,475	5,732
5 Mississippi GO (Nissan North America, Inc.
Project)	0.879%	11/1/17	5,520	5,552
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	1,565	1,635
New York City NY Transitional Finance
Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,748
New York State Dormitory Authority Revenue
(Employer Assessment)	3.892%	12/1/24	2,000	2,160
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	2,000	2,475
San Diego County CA Regional Airport
Authority Revenue	3.730%	7/1/21	800	846
Texas GO	3.682%	8/1/24	2,000	2,145
University of California Revenue	2.054%	5/15/18	500	515
University of California Revenue	2.300%	5/15/21	1,000	1,009
Total Taxable Municipal Bonds (Cost $46,149)				48,150
Tax-Exempt Municipal Bonds (0.0%)
7 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	3,300	3,748
Total Tax-Exempt Municipal Bonds (Cost $3,300)				3,748

				Market
				Value
	Coupon		Shares	($000)
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
*,8 Lehman Brothers Holdings Inc. Pfd. (Cost $8,571)	7.250%		8,740	—
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
[15] Vanguard Market Liquidity Fund (Cost
$266,277)	0.121%		266,276,559	266,277
Total Investments (100.6%) (Cost $19,467,776)				20,028,238
		Expiration Date	Contracts
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		5/22/15	650	(71)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.50		5/22/15	649	(41)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.00		5/22/15	209	(10)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		5/22/15	104	(3)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		5/22/15	65	(12)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		5/27/15	650	(295)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		5/22/15	649	(446)

Total Liability for Options Written (Premiums received $925)				(878)
Other Assets and Liabilities-Net (-0.6%)				(45,740)
Net Assets (100%)				19,981,620

* Non-income-producing security.
1 Securities with a value of $12,032,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $3,960,000 have been segregated as collateral for open over-the-counter swap contracts and forward currency contracts.
3 Securities with a value of $6,325,000 have been segregated as initial margin for open cleared swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $1,724,412,000, representing 8.7% of net assets.
8 Non-income-producing security—security in default.
9 Face amount denominated in British pounds.
10 Face amount denominated in euro.
11 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
12 Face amount denominated in Australian dollars.
13 Guaranteed by the Federal Republic of Germany.

14 Guaranteed by the State of Qatar.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
USD—United School District.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,884,089	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,327,933	28,178
Corporate Bonds	—	14,852,408	6,893
Sovereign Bonds	—	605,579	4,983
Taxable Municipal Bonds	—	48,150	—
Tax-Exempt Municipal Bonds	—	3,748	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	266,277	—	—
Liability for Options Written	(878)	—	—
Futures Contracts—Assets[1]	2,163	—	—
Futures Contracts—Liabilities[1]	(1,350)	—	—
Forward Currency Contracts—Assets	—	6,041	—
Forward Currency Contracts—Liabilities	—	(12,586)	—
Swap Contracts—Assets	—	13,617	—
Swap Contracts—Liabilities	(276)[1]	(861)	—
Total	265,936	19,728,118	40,054
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2015	9,938	1,193,880	7,653
2-Year U.S. Treasury Note	June 2015	(1,302)	(285,484)	45
10-Year U.S. Treasury Note	June 2015	(1,228)	(157,645)	(11)
Euro-Bund	June 2015	(1,018)	(179,118)	540
30-Year U.S. Treasury Bond	June 2015	(452)	(72,136)	824
Ultra Long U.S. Treasury Bond	June 2015	(217)	(35,697)	1,124
Euro-Bobl	June 2015	(68)	(9,834)	20
Australia 3-Year Treasury Bond	June 2015	(38)	(4,601)	13
Euro-Buxl	June 2015	(5)	(947)	21
Long Gilt	June 2015	5	907	(2)
Euro-Schatz	June 2015	3	374	-
				10,227

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exhange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	5/5/15	EUR	151,890	USD	164,664	5,897
Morgan Stanley Capital Services LLC	5/5/15	GBP	3,485	USD	5,273	77
Morgan Stanley Capital Services LLC	5/4/15	AUD	2,788	USD	2,177	28
Goldman Sachs Bank USA	5/5/15	EUR	614	USD	650	39
Morgan Stanley Capital Services LLC	6/2/15	USD	164,722	EUR	151,890	(5,902)
Bank of America, N.A.	5/5/15	USD	153,217	EUR	141,415	(5,581)
Morgan Stanley Capital Services LLC	6/2/15	USD	6,707	EUR	6,000	(33)
UBS AG	5/5/15	USD	5,629	EUR	5,240	(255)
Morgan Stanley Capital Services LLC	6/2/15	USD	5,272	GBP	3,485	(77)
BNP Paribas	5/5/15	USD	5,159	GBP	3,485	(191)
UBS AG	5/5/15	USD	4,442	EUR	4,125	(191)
Morgan Stanley Capital Services LLC	6/2/15	USD	2,745	EUR	2,500	(63)
Morgan Stanley Capital Services LLC	6/2/15	USD	2,174	AUD	2,788	(28)
Barclays Bank plc	5/4/15	USD	2,119	AUD	2,788	(86)
Morgan Stanley Capital Services LLC	6/2/15	USD	2,027	AUD	2,600	(27)
Morgan Stanley Capital Services LLC	6/2/15	USD	1,617	EUR	1,500	(68)
Morgan Stanley Capital Services LLC	6/2/15	USD	1,261	AUD	1,615	(15)
Barclays Bank plc	5/5/15	USD	695	EUR	639	(22)
J. P. Morgan Chase Bank	5/5/15	USD	639	EUR	595	(29)
Barclays Bank plc	5/5/15	USD	532	EUR	490	(18)
						(6,545)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of pre-qualified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At April 30, 2015, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's
Rating
Bank of America Corp./Baa2	12/20/17	MSCS	7,680	153	1.000	276
Federation of Malaysia/A3	6/20/20	BOANA	3,840	72	1.000	27
Federation of Malaysia/A3	6/20/20	JPMC	860	16	1.000	6
Federation of Malaysia/A3	6/20/20	BOANA	1,500	25	1.000	7
Federation of Malaysia/A3	6/20/20	GSCM	1,500	25	1.000	7
Federative Republic of
Brazil/Baa2	6/20/20	GSCM	21,060	1,718	1.000	417
Federative Republic of
Brazil/Baa2	6/20/20	BARC	7,240	400	1.000	(47)
Federative Republic of
Brazil/Baa2	6/20/20	BOANA	4,600	358	1.000	74
Goldman Sachs Group Inc./Baa1	3/20/20	BOANA	7,870	(68)	1.000	(10)
Republic of Chile/Aa3	6/20/20	JPMC	10,100	(44)	1.000	7
Republic of Chile/Aa3	6/20/20	BNPSW	3,300	(24)	1.000	(7)
Republic of Indonesia/Baa3	6/20/20	BNPSW	2,200	53	1.000	(15)
Republic of Turkey/Baa3	12/20/16	BNPSW	7,000	19	1.000	(8)
Russian Federation/Ba1	6/20/17	GSCM	3,200	174	1.000	31
United Mexican States/A3	6/20/20	GSCM	3,600	41	1.000	3
United Mexican States/A3	6/20/20	GSCM	3,500	50	1.000	13
Total			89,050			781

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Purchased
Banco Bilbao Vizcaya Argentaria
SA	12/20/19	BOANA	5,135	56	(1.000)	12
Banco Santander SA	3/20/20	BOANA	6,595	6	(1.000)	(43)
Banco Santander SA	3/20/20	BARC	6,460	33	(1.000)	(16)
Bank of America Corp.	3/20/20	GSCM	7,870	121	(1.000)	(26)
BBVA Senior Finance	3/20/20	BOANA	6,510	46	(1.000)	(3)
Devon Energy Corporation	9/20/18	BARC	7,000	20	(1.000)	(136)
EI du Pont de Nemours & Co.	9/20/18	GSCM	2,250	38	(1.000)	(23)
EI du Pont de Nemours & Co.	9/20/18	BARC	2,250	37	(1.000)	(24)
EI du Pont de Nemours & Co.	9/20/18	DBAG	2,250	37	(1.000)	(24)
EI du Pont de Nemours & Co.	9/20/18	BNPSW	2,250	37	(1.000)	(24)
EI du Pont de Nemours & Co.	9/20/18	CSFBI	2,970	57	(1.000)	(23)
Federal Express Corp.	12/20/18	GSCM	7,840	88	(1.000)	(128)
Federative Republic of Brazil	12/20/15	BOANA	1,500	(2)	(1.000)	(7)
Intesa Sanpaolo SpA	12/20/19	BARC	5,135	49	(1.000)	6
Intesa Sanpaolo SpA	3/20/20	BOANA	6,510	31	(1.000)	(16)
McKesson Corp.	3/20/19	JPMC	6,360	175	(1.000)	(45)
McKesson Corp.	3/20/19	JPMC	6,360	171	(1.000)	(49)
Morgan Stanley	9/20/15	BARC	4,400	(19)	(1.000)	(33)
Republic of Austria	9/20/17	BNPSW	1,200	(14)	(1.000)	(40)
Republic of Colombia	6/20/20	BOANA	5,000	(110)	(1.000)	(13)
Republic of Colombia	6/20/20	JPMC	3,500	(75)	(1.000)	(7)
Republic of Korea	9/20/18	JPMC	2,000	12	(1.000)	(39)
Republic of Turkey	6/20/20	BNPSW	4,550	(230)	(1.000)	27
United Mexican States	12/20/15	BOANA	1,500	(3)	(1.000)	(9)
Total			107,395			(683)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CSFBI--Credit Suisse First Boston International.

DBAG--Deutsche Bank AG.
GSCM--Goldman Sachs Bank USA.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
		Notional	Received	Received		Appreciation
		Amount	(Paid)	(Paid)		(Depreciation)
Termination Date	Clearinghouse[1]	($000)	(%)	(%)		($000)
7/15/15	CME	7,422	0.393	(0.182)	3	(4)
8/15/15	CME	53,730	1.587	(0.182)	3	(185)
10/20/15	LCH	10,000	0.390	(0.181)	3	(10)
2/15/16	LCH	4,000	0.450	(0.182)	3	(4)
2/15/16	CME	9,000	0.448	(0.182)	3	(2)
5/16/16	CME	10,800	0.434	(0.182)	3	1
5/16/16	CME	1,400	0.451	(0.183)	3	-
5/22/16	CME	3,800	0.546	(0.262)	2	2
6/15/16	LCH	3,594	0.299	(0.182)	3	(1)
6/17/16	CME	1,100	0.485	(0.180)	3	1
6/17/16	CME	970	0.485	(0.180)	3	1
6/17/16	CME	4,400	0.444	(0.180)	3	2
9/17/16	CME	1,050	0.643	(0.180)	3	2
9/17/16	CME	2,560	0.643	(0.180)	3	5
10/25/16	CME	15,200	1.714	(0.277)	2	(35)
12/10/16	LCH	8,355	0.656	(0.181)	3	10
1/15/17	CME	3,050	0.770	(0.182)	3	9
1/17/17	LCH	6,500	0.700	(0.180)	3	10
2/15/17	CME	1,600	0.729	(0.182)	3	3
2/15/17	LCH	6,585	1.875	(0.182)	3	(37)
2/15/17	CME	625	3.373	(0.182)	3	(4)
2/15/17	CME	950	2.407	(0.182)	3	(4)
2/15/17	CME	5,700	2.407	(0.182)	3	(22)
2/15/17	CME	400	0.714	(0.182)	3	-
2/15/17	CME	1,490	3.180	(0.182)	3	(10)
2/15/17	CME	1,145	2.287	(0.182)	3	(5)

2/15/17	CME	365	3.432	(0.182)	3	(3)
3/15/17	CME	39,385	0.937	(0.182)	3	205
4/20/17	CME	13,000	0.960	(0.181)	3	(6)
5/5/17	LCH	4,555	0.876	(0.182)	3	1
5/17/17	CME	3,900	1.036	(0.180)	3	26
6/17/17	LCH	2,925	0.736	(0.180)	3	(1)
9/15/17	LCH	5,910	0.755	(0.182)	3	14
9/15/17	CME	1,100	2.345	(0.182)	3	(3)
9/15/17	CME	5,400	3.363	(0.182)	3	(37)
9/15/17	CME	4,850	3.520	(0.182)	3	(33)
9/15/17	CME	7,295	2.532	(0.182)	3	(32)
10/16/17	CME	7,000	0.749	(0.183)	3	8
12/15/17	CME	6,000	0.788	(0.182)	3	-
2/15/18	CME	10,170	1.348	(0.182)	3	112
2/15/18	CME	18,000	0.923	(0.182)	3	(14)
2/15/18	LCH	35,000	1.097	(0.182)	3	132
3/15/18	LCH	13,000	0.944	(0.182)	3	94
4/16/18	LCH	3,500	1.013	(0.182)	3	1
5/1/18	CME	3,400	1.214	(0.179)	3	21
5/24/18	CME	10,000	0.984	(0.182)	3	(12)
1/15/19	LCH	18,930	1.509	(0.182)	3	217
3/15/19	CME	5,135	1.701	(0.182)	3	93
3/15/19	CME	22,370	1.699	(0.182)	3	407
3/15/19	CME	4,990	1.399	(0.182)	3	(15)
6/12/19	CME	4,600	1.674	(0.268)	2	49
1/20/20	CME	20,920	1.224	(0.181)	3	(166)
4/15/20	LCH	14,650	1.344	(0.171)	3	(67)
4/25/20	CME	28,610	3.024	(0.277)	2	(226)
2/15/21	CME	6,100	2.200	(0.182)	3	213
10/15/21	LCH	5,720	1.949	(0.182)	3	98
2/15/22	LCH	8,755	1.583	(0.176)	3	(75)
1/25/23	CME	4,500	2.560	(0.181)	3	246
3/25/23	CME	1,150	2.773	(0.181)	3	81
2/25/25	CME	2,490	2.077	(0.181)	3	20
2/25/25	CME	3,100	2.077	(0.181)	3	25
9/17/31	CME	2,396	3.065	(0.180)	3	269

9/17/31		CME	498	3.065	(0.180)	3	56
	Total						1,421

1 CME--Chicago Mercantile Exchange.
LCH--London Clearing House.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Over-the-Counter Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
		Notional	Received	Received		Appreciation
		Amount	(Paid)	(Paid)		(Depreciation)
Termination Date	Counterparty[1]	($000)	(%)	(%)		($000)
2/22/16	BNPSW	1,501	0.522	(0.262)	2	1
5/19/16	WFC	1,672	1.454	(0.257)	2	17
8/15/18	BNPSW	5,400	0.715	(0.182)	3	(10)
4/25/19	WFC	4,841	2.756	(0.277)	2	190
4/25/19	WFC	9,457	2.053	(0.279)	2	222
4/25/20	GSCM	3,821	2.794	(0.277)	2	166
4/1/21	WFC	4,958	0.965	(0.179)	3	(36)
6/25/21	GSCM	5,720	3.143	(0.267)	2	340
10/25/21	WFC	6,500	3.328	(0.277)	2	455
11/25/22	BARC	16,796	2.758	(0.262)	2	743
11/25/22	UBSAG	2,652	2.491	(0.262)	2	94
1/25/23	WFC	3,000	3.144	(0.277)	2	202
7/25/23	BARC	24,625	3.483	(0.277)	2	2,161
12/25/26	WFC	16,000	1.920	(0.181)	3	232
Total						4,777

1 BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
GSCM--Goldman Sachs Bank USA.
UBSAG--UBS AG.
WFC--Wells Fargo Bank N.A.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional	Notional
				Amount of	Amount of	Unrealized
Fixed Interest				Currency	Currency	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	(Depreciation)
Received	Rate Paid	Date	Counterparty[1]	($000)	(000)	($000)
USD 5.555%	GBP 5. 500%	10/6/26	BARC	10,725	GBP 6,250	1,063
USD 3.180%	EUR 1.900%	4/8/22	BARC	9,666	EUR 7,000	1,635
USD 3.331%	GBP 3.250%	9/25/24	BNSPW	8,523	GBP 5,000	708
USD 5.502%	GBP 5.250%	9/14/27	MSCS	8,061	GBP 4,800	641
USD 4.076%	EUR 2.750%	8/2/22	MSCS	6,897	EUR 5,000	1,221
USD 4.112%	EUR 2.625%	4/1/21	MSCS	6,783	EUR 5,000	1,201
USD 8.542%	GBP 8.750%	4/8/21	MSCS	5,134	GBP 3,000	607
USD 6.403%	GBP 6.500%	4/8/22	BARC	5,072	GBP 3,000	444
USD 5.780%	GBP 5.500%	10/6/26	MSCS	4,146	GBP 2,500	293
USD 3.766%	EUR 2.625%	4/1/21	BARC	384	EUR 277	68
						7,881

1 BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

MSCS—Morgan Stanley Capital Services LLC.

EUR—Euro.

GBP—British pound.

At April 30, 2015, counterparties had deposited in segregated accounts securities and cash with a value of $12,424,000 in connection with open swap contracts and forward currency contracts.

G. At April 30, 2015, the cost of investment securities for tax purposes was $19,487,725,000. Net unrealized appreciation of investment securites for tax purposes was $540,513,000, consisting of unrealized gains of $647,939,000 on securities that had risen in value since their purchase and $107,426,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of April 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (103.6%)
U.S. Government Securities (98.8%)
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/45	13,500	13,536
United States Treasury Note/Bond	2.250%	11/15/24	15,500	15,796
United States Treasury Note/Bond	2.000%	2/15/25	20,000	19,931
United States Treasury Note/Bond	7.625%	2/15/25	1,500	2,255
1 United States Treasury Note/Bond	6.000%	2/15/26	47,100	64,880
United States Treasury Note/Bond	6.750%	8/15/26	19,400	28,427
United States Treasury Note/Bond	6.500%	11/15/26	20,000	28,900
United States Treasury Note/Bond	6.125%	11/15/27	13,000	18,562
United States Treasury Note/Bond	5.500%	8/15/28	1,400	1,918
United States Treasury Note/Bond	5.250%	11/15/28	43,250	58,138
United States Treasury Note/Bond	5.250%	2/15/29	52,400	70,568
United States Treasury Note/Bond	6.125%	8/15/29	25,700	37,562
United States Treasury Note/Bond	6.250%	5/15/30	12,000	17,927
United States Treasury Note/Bond	5.375%	2/15/31	98,000	136,649
United States Treasury Note/Bond	4.500%	2/15/36	86,400	114,372
United States Treasury Note/Bond	4.750%	2/15/37	13,400	18,308
United States Treasury Note/Bond	5.000%	5/15/37	9,600	13,560
United States Treasury Note/Bond	4.500%	5/15/38	4,500	5,946
United States Treasury Note/Bond	3.500%	2/15/39	129,300	147,927
United States Treasury Note/Bond	4.250%	5/15/39	60,366	77,183
United States Treasury Note/Bond	4.500%	8/15/39	51,100	67,723
United States Treasury Note/Bond	4.375%	11/15/39	54,500	71,054
United States Treasury Note/Bond	4.625%	2/15/40	57,450	77,602
United States Treasury Note/Bond	4.375%	5/15/40	57,449	75,060
United States Treasury Note/Bond	3.875%	8/15/40	54,300	66,017
United States Treasury Note/Bond	4.250%	11/15/40	68,500	88,173
United States Treasury Note/Bond	3.750%	8/15/41	60,700	72,793
United States Treasury Note/Bond	3.125%	11/15/41	59,950	64,596
United States Treasury Note/Bond	3.125%	2/15/42	84,000	90,352
United States Treasury Note/Bond	3.000%	5/15/42	66,400	69,751
United States Treasury Note/Bond	2.750%	8/15/42	195,850	195,972
United States Treasury Note/Bond	2.750%	11/15/42	263,500	263,500
United States Treasury Note/Bond	3.125%	2/15/43	132,700	142,528
United States Treasury Note/Bond	2.875%	5/15/43	180,897	185,334
United States Treasury Note/Bond	3.625%	8/15/43	47,300	55,666
United States Treasury Note/Bond	3.750%	11/15/43	71,600	86,166
United States Treasury Note/Bond	3.625%	2/15/44	159,100	187,439
United States Treasury Note/Bond	3.375%	5/15/44	164,750	185,756
United States Treasury Note/Bond	3.125%	8/15/44	149,900	161,471
United States Treasury Note/Bond	3.000%	11/15/44	123,600	130,069
United States Treasury Note/Bond	2.500%	2/15/45	121,800	115,730
				3,345,097
Conventional Mortgage-Backed Securities (4.8%)
2,3,4Fannie Mae Pool	3.500%	6/1/45	94,000	98,245
2,3,4Fannie Mae Pool	4.000%	6/1/45	59,000	62,955

[2,3] Fannie Mae Pool	6.000%	2/1/26–11/1/28	27	31
				161,231
Total U.S. Government and Agency Obligations (Cost $3,157,524)				3,506,328
Temporary Cash Investment (0.5%)
			Shares
Money Market Fund (0.5%)
5 Vanguard Market Liquidity Fund (Cost
$16,511)	0.121%		16,511,108	16,511
Total Investments (104.1%) (Cost $3,174,035)				3,522,839

Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		5/22/15	112	(12)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.50		5/22/15	114	(7)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.00		5/22/15	39	(2)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		5/22/15	19	(1)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		5/22/15	11	(2)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		5/22/15	112	(51)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		5/22/15	114	(78)
Total Liability for Options Written (Premiums received $162)				(153)
Other Assets and Liabilities-Net (-4.1%)				(137,328)
Net Assets (100%)				3,385,358

1 Securities with a value of $820,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2015.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Long-Term Treasury Fund

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2015, counterparties had deposited in segregated accounts cash with a value of $280,000 in connection with TBA transactions.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,506,328	—
Temporary Cash Investments	16,511	—	—
Futures Contracts—Assets[1]	44	—	—
Futures Contracts—Liabilities[1]	(9)	—	—
Liability for Options Written	(153)	—	—
Total	16,393	3,506,328	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is

Long-Term Treasury Fund

that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2015	(236)	(51,747)	(182)
5-Year U.S. Treasury Note	June 2015	(124)	(14,896)	3
30-Year U.S. Treasury Bond	June 2015	(60)	(9,576)	182
10-Year U.S. Treasury Note	June 2015	(39)	(5,007)	(1)
Ultra Long U.S. Treasury Bond	June 2015	(21)	(3,455)	107
				(109)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At April 30, 2015, the cost of investment securities for tax purposes was $3,180,182,000. Net unrealized appreciation of investment securities for tax purposes was $342,657,000, consisting of unrealized gains of $347,869,000 on securities that had risen in value since their purchase and $5,212,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Ultra-Short-Term Bond Fund

Schedule of Investments
As of April 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (21.8%)
U.S. Government Securities (12.0%)
	United States Treasury Note/Bond	0.250%	10/31/15	1,770	1,771
	United States Treasury Note/Bond	0.250%	12/15/15	1,680	1,681
1	United States Treasury Note/Bond	0.250%	12/31/15	530	530
	United States Treasury Note/Bond	0.500%	6/15/16	1,000	1,002
	United States Treasury Note/Bond	1.500%	6/30/16	4,000	4,054
	United States Treasury Note/Bond	0.625%	8/15/16	5,300	5,316
	United States Treasury Note/Bond	1.000%	8/31/16	4,400	4,435
	United States Treasury Note/Bond	0.875%	9/15/16	1,700	1,711
					20,500
Agency Bonds and Notes (9.8%)
2	Federal Home Loan Banks	0.375%	8/28/15	1,250	1,251
2	Federal Home Loan Banks	0.190%	11/19/15	500	500
2	Federal Home Loan Banks	0.500%	11/20/15	2,255	2,259
2	Federal Home Loan Banks	1.375%	12/11/15	400	403
2	Federal Home Loan Banks	5.000%	12/11/15	250	257
2	Federal Home Loan Banks	0.375%	12/30/15	1,000	1,001
2	Federal Home Loan Banks	0.340%	1/25/16	350	350
2	Federal Home Loan Banks	0.375%	2/19/16	135	135
2	Federal Home Loan Banks	0.250%	3/11/16	200	200
2	Federal Home Loan Banks	3.125%	3/11/16	1,000	1,024
2	Federal Home Loan Banks	0.250%	4/29/16	1,000	999
2	Federal Home Loan Banks	5.375%	5/18/16	1,350	1,421
3	Federal Home Loan Mortgage Corp.	4.750%	11/17/15	356	365
3	Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,350	1,352
3	Federal Home Loan Mortgage Corp.	0.400%	5/27/16	300	300
3	Federal National Mortgage Assn.	2.000%	9/21/15	250	252
3	Federal National Mortgage Assn.	1.625%	10/26/15	450	453
3	Federal National Mortgage Assn.	0.375%	12/21/15	1,050	1,051
3	Federal National Mortgage Assn.	5.000%	3/15/16	1,720	1,790
3	Federal National Mortgage Assn.	0.500%	3/30/16	1,485	1,488
					16,851
Total U.S. Government and Agency Obligations (Cost $37,343)					37,351
Asset-Backed/Commercial Mortgage-Backed Securities (27.8%)
4	Ally Auto Receivables Trust 2015-SN1	0.930%	6/20/17	800	801
4,5	Ally Master Owner Trust Series 2010-4	1.252%	8/15/17	286	287
4,5,6Ally Master Owner Trust Series 2010-4		1.731%	8/15/17	237	238
4,5,6Ally Master Owner Trust Series 2010-4		2.131%	8/15/17	180	181
4,5	Ally Master Owner Trust Series 2014-1	0.651%	1/15/19	151	151
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	155	156
4,5	American Express Credit Account Secured
	Note Trust 2008-2	1.442%	9/15/20	100	103
4,5	American Express Credit Account Secured
	Note Trust 2012-4	0.731%	5/15/20	168	169
4,5	American Express Credit Account Secured
	Note Trust 2014-5	0.471%	5/15/20	410	410
4,5,6American Homes 4 Rent 2014-SFR1		1.600%	6/17/31	100	99
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	19	19

4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	88	88
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	97	98
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	21	21
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	39	39
4	AmeriCredit Automobile Receivables Trust
	2015-2	0.830%	9/10/18	650	650
4,6	ARI Fleet Lease Trust 2014-A	0.810%	11/15/22	896	888
4,6	ARI Fleet Lease Trust 2015-A	1.110%	11/15/18	1,100	1,099
4,5,6Arran Residential Mortgages Funding 2011-1
	plc	1.707%	11/19/47	113	114
4,6	Avis Budget Rental Car Funding AESOP LLC
	2012-2A	2.802%	5/20/18	1,300	1,333
4,5	BA Credit Card Trust 2007-A4	0.222%	11/15/19	101	101
4	BA Credit Card Trust 2015-A2	1.360%	9/15/20	850	851
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	16	17
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	30	32
4	Banc of America Commercial Mortgage Trust
	2007-2	5.731%	4/10/49	22	24
4	Banc of America Commercial Mortgage Trust
	2008-1	6.386%	2/10/51	39	43
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	20	21
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.896%	6/11/40	25	27
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	43	46
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	28	30
4,5	Brazos Higher Education Authority Inc. Series
	2010-1	1.162%	5/25/29	245	245
4,5	Brazos Higher Education Authority Inc. Series
	2011-1	1.062%	2/25/30	322	324
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	34	34
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	33	33
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	81	83
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	190	191
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	92	93
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	82	83
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	103	104
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	37	37
4,5	Capital One Multi-asset Execution Trust 2007-
	A1	0.232%	11/15/19	100	100
4,5	Capital One Multi-asset Execution Trust 2007-
	A5	0.222%	7/15/20	168	167
4	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	36	36
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	22	22
4,5	Chase Issuance Trust 2007-C1	0.641%	4/15/19	185	184
4,5	Chase Issuance Trust 2012-A10	0.442%	12/16/19	250	250
4,5	Chase Issuance Trust 2014-A3	0.381%	5/15/18	350	350
4,5	Chase Issuance Trust 2015-A3	0.430%	4/15/19	1,200	1,200
4	Chase Issuance Trust 2015-A4	1.360%	4/15/20	400	400

4,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	24	24
4,6	Chrysler Capital Auto Receivables Trust 2013-
	BA	1.270%	3/15/19	800	803
4,6	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	147	147
4	Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	600	602
4	CNH Equipment Trust 2015-A	0.840%	6/15/18	250	250
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	24	25
4,5,6Colony American Homes 2014-1		1.400%	5/17/31	141	140
4,5,6Colony American Homes 2014-1		1.600%	5/17/31	100	99
4,5,6Colony American Homes Single-Family Rental
	Pass-Through Certificates 2014-2	1.532%	7/17/31	100	99
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	38	40
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	24	25
4	COMM 2007-C9 Mortgage Trust	5.989%	12/10/49	17	18
4	COMM 2013-CCRE10 Mortgage Trust	1.278%	8/10/46	109	109
4	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	129	129
4	COMM 2013-CCRE6 Mortgage Trust	0.719%	3/10/46	40	40
4	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	14	15
4	COMM 2014-CCRE17 Mortgage Trust	1.275%	5/10/47	122	122
4	COMM 2014-CR14 Mortgage Trust	1.330%	2/10/47	48	48
4	COMM 2014-CR16 Mortgage Trust	1.445%	4/10/47	85	85
4	Commercial Mortgage Trust 2006-GG7	6.014%	7/10/38	24	25
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	6.000%	6/15/38	12	12
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.361%	2/15/40	12	13
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.169%	2/15/41	24	26
4,6	Dell Equipment Finance Trust 2015-1	1.010%	7/24/17	1,100	1,100
4,5	Discover Card Execution Note Trust 2012-A4	0.551%	11/15/19	297	298
4,5	Discover Card Execution Note Trust 2013-A1	0.482%	8/17/20	400	400
4	Discover Card Execution Note Trust 2013-A2	0.690%	8/15/18	525	525
4,6	Drive Auto Receivables Trust 2015-A	1.010%	11/15/17	500	500
4,6	Enterprise Fleet Financing LLC Series 2012-2	0.720%	4/20/18	23	23
4,6	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	525	525
4,6	Enterprise Fleet Financing LLC Series 2015-1	1.300%	9/20/20	250	250
4,5	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.681%	2/25/25	38	38
4,5	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.681%	2/25/25	45	45
4	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	109	109
4	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	83	83
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	137	137
4	Ford Credit Auto Lease Trust 2015-A	0.790%	12/15/17	1,000	1,000
4	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	30	30
4	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	62	62
4	Ford Credit Auto Owner Trust 2015-A	0.810%	1/15/18	500	501
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	226	229
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	100	101
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	100	101
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	155	155

4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	100	100
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-3	1.740%	6/15/17	46	46
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	62	62
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	27	27
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	250	251
4,6	FRS I LLC 2013-1A	1.800%	4/15/43	66	66
4,5	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.181%	5/15/19	304	305
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	250	250
4,5	GE Dealer Floorplan Master Note Trust Series
	2012-2	0.931%	4/22/19	406	409
4,5	GE Dealer Floorplan Master Note Trust Series
	2012-4	0.621%	10/20/17	211	211
4,5	GE Dealer Floorplan Master Note Trust Series
	2014-2	0.631%	10/20/19	875	874
4	GE Equipment Transportation LLC Series
	2015-1	0.890%	11/24/17	250	250
4,6	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	100	101
4	GM Financial Leasing Trust 2015-1	1.100%	12/20/17	600	601
4,6	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	536	542
4,5	Granite Master Issuer plc Series 2007-2	0.260%	12/17/54	15	15
4,6	Great America Leasing Receivables 2015-1	1.120%	6/20/17	500	501
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	15	16
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	163	163
4,6	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	441	449
4,6	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	351	363
4,6	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	100	100
4,6	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	100	100
4,6	Hyundai Auto Lease Securitization Trust
	2015-A	1.000%	10/16/17	300	300
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	49	50
4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	35	35
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	60	61
4	Hyundai Auto Receivables Trust 2015-B	0.690%	4/16/18	1,100	1,100
5	Illinois Student Assistance Commission Series
	2010-1	1.327%	4/25/22	104	104
4,5,6Invitation Homes 2014-SFR1 Trust		1.680%	6/17/31	149	149
4,5,6Invitation Homes 2014-SFR2 Trust		1.782%	9/17/31	100	100
4,5,6Invitation Homes 2015-SFR2 Trust		1.528%	6/17/32	100	100
4	John Deere Owner Trust 2015-A	0.870%	2/15/18	300	300
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	19	19
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	6.057%	4/15/45	23	24
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	30	32
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	26	28

4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	20	21
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	1.247%	1/15/47	84	84
4,5,6Kildare Securities Ltd. 2007-1A		0.385%	12/10/43	14	13
4,6	Kubota Credit Owner Trust 2014-1	1.160%	5/15/18	400	400
4,5,6Lanark Master Issuer plc 2012-2A		1.662%	12/22/54	263	265
4	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	37	38
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	14	15
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	10	11
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	19	21
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	18	20
4,6	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	75	75
4,6	Master Credit Card Trust 2012-2A	1.970%	4/21/17	100	100
4,6	Master Credit Card Trust 2013-3A	2.280%	1/22/18	100	100
4,6	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	436	437
4,5,6Mercedes-Benz Master Owner Trust 2015-A		0.500%	4/15/19	1,200	1,200
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	12	12
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	9	9
4,6	MMAF Equipment Finance LLC 2009-A	3.510%	1/15/30	38	38
4,6	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	148	149
4,6	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	234	240
4,6	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	100	101
4,6	MMAF Equipment Finance LLC 2013-A	1.030%	12/11/17	595	596
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	0.916%	8/15/45	54	54
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	35	36
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	17	18
4	Morgan Stanley Capital I Trust 2007-IQ15	6.104%	6/11/49	24	26
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	36	39
4,5	Navient Student Loan Trust 2015-2	0.490%	11/25/24	1,000	1,000
4,5	New Mexico Educational Assistance
	Foundation 2013-1	0.879%	1/2/25	131	130
4	Nissan Auto Lease Trust 2014-B	1.290%	3/16/20	681	683
4	Nissan Auto Receivables 2015-B Owner Trust	0.670%	9/15/17	900	900
4,5	Nissan Master Owner Trust Receivables
	Series 2013-A	0.482%	2/15/18	331	331
4	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	61	61
5	North Carolina State Education Assistance
	Authority 2011-1	1.177%	1/26/26	151	150
4,5	North Carolina State Education Assistance
	Authority 2011-2	1.056%	7/25/25	100	100
4,5,6PFS Financing Corp. 2015-AA		0.826%	4/15/20	100	100
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	146	147
4	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	48	48
4	Santander Drive Auto Receivables Trust
	2015-2	0.880%	9/17/18	1,000	1,000
4,5,6Silver Bay Realty 2014-1 Trust		1.632%	9/17/31	100	99
4,5	SLM Student Loan Trust 2005-5	0.377%	4/25/25	360	359
4,5	SLM Student Loan Trust 2005-9	0.397%	1/27/25	143	143
4,5	SLM Student Loan Trust 2006-6	0.387%	10/27/25	182	181
4,5,6SLM Student Loan Trust 2011-A		1.181%	10/15/24	58	58
4,6	SLM Student Loan Trust 2011-A	4.370%	4/17/28	100	107
4,5,6SLM Student Loan Trust 2011-C		1.582%	12/15/23	50	50

4,5,6SLM Student Loan Trust 2012-B		1.281%	12/15/21	23	23
4,6	SLM Student Loan Trust 2012-B	3.480%	10/15/30	152	157
4,5,6SLM Student Loan Trust 2012-E		0.932%	10/16/23	97	97
4,6	SLM Student Loan Trust 2013-B	1.850%	6/17/30	100	99
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	178	178
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	892	894
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	411	411
4,5,6SMB Private Education Loan Trust 2015-A		0.780%	7/17/23	1,000	1,000
4,6	Sonic Capital LLC 2011-1A	5.438%	5/20/41	80	84
4,5	South Carolina Student Loan Corp. Revenue
	2010-1	1.277%	7/25/25	205	206
4,5,6SWAY Residential 2014-1 Trust		1.480%	1/17/32	193	194
4	Toyota Auto Receivables 2015-A Owner Trust	0.710%	7/17/17	250	250
4	UBS Commercial Mortgage Trust 2011-C1	1.524%	1/10/45	120	121
4	Volkswagen Auto Lease Trust 2015-A	0.870%	6/20/17	250	250
4,6	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	336	337
4,6	Volvo Financial Equipment LLC Series 2012-1	2.380%	9/16/19	50	50
4,6	Volvo Financial Equipment LLC Series 2015-
	1A	0.950%	11/15/17	500	500
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	8	8
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	25	26
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	27	28
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	23	24
4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	6.150%	2/15/51	17	19
4	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	10	10
4	WFRBS Commercial Mortgage Trust 2013-
	UBS1	1.122%	3/15/46	40	40
4,6	Wheels SPV 2 LLC 2014-1A	0.840%	3/20/23	608	602
4	World Financial Network Credit Card Master
	Note Trust Series 2013-B	0.910%	3/16/20	1,100	1,095
4,5	World Financial Network Credit Card Master
	Note Trust Series 2014-A	0.561%	12/15/19	1,000	1,000
4,5	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.703%	2/15/22	115	115
4	World Omni Auto Receivables Trust 2015-A	0.790%	7/16/18	250	250
4	World Omni Automobile Lease Securitization
	Trust 2013-A	1.100%	12/15/16	336	337
4,5,6World Omni Master Owner Trust 2013-1		0.532%	2/15/18	152	152
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $47,695)					47,706
Corporate Bonds (24.3%)
Finance (10.5%)
	Banking (8.5%)
	Abbey National Treasury Services plc	4.000%	4/27/16	108	111
	Abbey National Treasury Services plc	1.375%	3/13/17	301	302
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	500	506
	Bank of America Corp.	3.700%	9/1/15	20	20
	Bank of America Corp.	1.500%	10/9/15	29	29
	Bank of America Corp.	3.625%	3/17/16	29	30
	Bank of America Corp.	3.750%	7/12/16	29	30
	Bank of America Corp.	6.500%	8/1/16	29	31

Bank of America Corp.	1.350%	11/21/16	130	130
Bank of America Corp.	6.400%	8/28/17	229	253
Bank of America Corp.	6.000%	9/1/17	29	32
Bank of New York Mellon Corp.	2.300%	7/28/16	770	785
Bank of Nova Scotia	2.050%	10/7/15	62	63
Bank of Nova Scotia	0.750%	10/9/15	62	62
Bank of Nova Scotia	2.900%	3/29/16	62	63
Bank of Nova Scotia	1.375%	7/15/16	62	63
Bank of Nova Scotia	2.550%	1/12/17	252	259
Bank of Nova Scotia	1.300%	7/21/17	62	62
Bear Stearns Cos. LLC	5.300%	10/30/15	14	14
Bear Stearns Cos. LLC	5.550%	1/22/17	14	15
Bear Stearns Cos. LLC	6.400%	10/2/17	14	16
BNP Paribas SA	1.375%	3/17/17	680	681
BPCE SA	1.700%	4/25/16	285	287
BPCE SA	1.613%	7/25/17	214	214
Canadian Imperial Bank of Commerce	2.350%	12/11/15	350	354
Capital One Financial Corp.	3.150%	7/15/16	80	82
Citigroup Inc.	4.700%	5/29/15	18	18
Citigroup Inc.	1.250%	1/15/16	26	26
Citigroup Inc.	1.300%	4/1/16	26	26
Citigroup Inc.	3.953%	6/15/16	223	230
Citigroup Inc.	4.450%	1/10/17	26	27
Citigroup Inc.	1.350%	3/10/17	26	26
Citigroup Inc.	1.550%	8/14/17	44	44
Commonwealth Bank of Australia	1.400%	9/8/17	850	854
Commonwealth Bank of Australia	1.900%	9/18/17	250	254
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	135	136
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	214	222
Deutsche Bank AG	3.250%	1/11/16	208	212
Goldman Sachs Group Inc.	3.300%	5/3/15	32	32
Goldman Sachs Group Inc.	3.700%	8/1/15	32	32
Goldman Sachs Group Inc.	5.350%	1/15/16	50	52
Goldman Sachs Group Inc.	3.625%	2/7/16	235	240
Goldman Sachs Group Inc.	6.250%	9/1/17	50	55
Huntington National Bank	1.375%	4/24/17	250	250
JPMorgan Chase & Co.	3.400%	6/24/15	9	9
JPMorgan Chase & Co.	5.150%	10/1/15	14	14
JPMorgan Chase & Co.	1.100%	10/15/15	14	14
JPMorgan Chase & Co.	2.600%	1/15/16	162	164
JPMorgan Chase & Co.	1.125%	2/26/16	154	155
JPMorgan Chase & Co.	3.450%	3/1/16	14	14
JPMorgan Chase & Co.	3.150%	7/5/16	319	327
JPMorgan Chase & Co.	1.350%	2/15/17	14	14
JPMorgan Chase & Co.	2.000%	8/15/17	41	42
Lloyds Bank plc	4.875%	1/21/16	650	669
6 Macquarie Bank Ltd.	2.000%	8/15/16	416	421
Morgan Stanley	1.750%	2/25/16	461	464
National Australia Bank Ltd.	2.750%	3/9/17	500	516
PNC Bank NA	1.500%	10/18/17	310	312
PNC Funding Corp.	2.700%	9/19/16	485	496
Royal Bank of Canada	1.250%	6/16/17	361	362
Royal Bank of Scotland plc	3.950%	9/21/15	60	61
Royal Bank of Scotland plc	4.375%	3/16/16	240	247
State Street Corp.	1.350%	5/15/18	350	349

Toronto-Dominion Bank	2.500%	7/14/16	373	381
UBS AG	1.375%	8/14/17	600	600
US Bank NA	1.350%	1/26/18	400	401
Wells Fargo & Co.	1.250%	7/20/16	735	739
Westpac Banking Corp.	1.125%	9/25/15	53	53
Westpac Banking Corp.	3.000%	12/9/15	362	368
Westpac Banking Corp.	0.950%	1/12/16	64	64
Westpac Banking Corp.	1.050%	11/25/16	64	64
Westpac Banking Corp.	1.200%	5/19/17	64	64
Westpac Banking Corp.	2.000%	8/14/17	64	65

Brokerage (0.5%)
Ameriprise Financial Inc.	5.650%	11/15/15	214	220
Franklin Resources Inc.	1.375%	9/15/17	214	215
Nomura Holdings Inc.	4.125%	1/19/16	200	204
NYSE Euronext	2.000%	10/5/17	214	217

Finance Companies (0.4%)
Air Lease Corp.	5.625%	4/1/17	116	124
General Electric Capital Corp.	1.625%	7/2/15	12	12
General Electric Capital Corp.	4.375%	9/21/15	12	12
General Electric Capital Corp.	2.250%	11/9/15	17	17
General Electric Capital Corp.	1.000%	12/11/15	17	17
General Electric Capital Corp.	5.000%	1/8/16	17	17
General Electric Capital Corp.	2.950%	5/9/16	17	17
General Electric Capital Corp.	1.500%	7/12/16	17	17
General Electric Capital Corp.	3.350%	10/17/16	17	18
General Electric Capital Corp.	2.900%	1/9/17	17	18
General Electric Capital Corp.	5.400%	2/15/17	17	18
General Electric Capital Corp.	2.450%	3/15/17	132	136
General Electric Capital Corp.	5.625%	9/15/17	17	19
HSBC Finance Corp.	5.000%	6/30/15	32	32
5 HSBC Finance Corp.	0.692%	6/1/16	216	216

Insurance (0.7%)
American International Group Inc.	5.050%	10/1/15	150	153
American International Group Inc.	5.600%	10/18/16	52	55
American International Group Inc.	5.850%	1/16/18	29	32
Manulife Financial Corp.	3.400%	9/17/15	159	161
6 MassMutual Global Funding II	3.125%	4/14/16	160	164
6 MassMutual Global Funding II	2.000%	4/5/17	159	162
MetLife Inc.	6.750%	6/1/16	372	395

Real Estate Investment Trusts (0.4%)
Brandywine Operating Partnership LP	5.700%	5/1/17	116	125
DDR Corp.	7.500%	4/1/17	136	150
Health Care REIT Inc.	3.625%	3/15/16	260	266
Healthcare Realty Trust Inc.	6.500%	1/17/17	159	173
				18,061
Industrial (11.4%)
Basic Industry (1.1%)
Air Products & Chemicals Inc.	2.000%	8/2/16	214	217
Airgas Inc.	3.250%	10/1/15	170	171
Airgas Inc.	2.950%	6/15/16	100	102
Airgas Inc.	1.650%	2/15/18	100	100
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	70	72
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	71	72

BHP Billiton Finance USA Ltd.	1.625%	2/24/17	271	275
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	71	77
Eastman Chemical Co.	3.000%	12/15/15	170	172
PPG Industries Inc.	1.900%	1/15/16	214	214
Praxair Inc.	0.750%	2/21/16	200	201
Praxair Inc.	5.200%	3/15/17	200	216

Capital Goods (1.6%)
Boeing Capital Corp.	2.125%	8/15/16	214	218
Danaher Corp.	2.300%	6/23/16	214	218
General Dynamics Corp.	2.250%	7/15/16	214	218
General Dynamics Corp.	1.000%	11/15/17	200	200
General Electric Co.	0.850%	10/9/15	17	17
General Electric Co.	5.250%	12/6/17	300	331
John Deere Capital Corp.	0.950%	6/29/15	16	16
John Deere Capital Corp.	0.750%	1/22/16	76	76
John Deere Capital Corp.	2.250%	6/7/16	25	26
John Deere Capital Corp.	1.850%	9/15/16	25	25
John Deere Capital Corp.	1.050%	10/11/16	16	16
John Deere Capital Corp.	1.050%	12/15/16	16	16
John Deere Capital Corp.	2.000%	1/13/17	25	26
John Deere Capital Corp.	1.400%	3/15/17	25	25
John Deere Capital Corp.	1.125%	6/12/17	135	136
John Deere Capital Corp.	2.800%	9/18/17	25	26
John Deere Capital Corp.	1.200%	10/10/17	25	25
Lockheed Martin Corp.	2.125%	9/15/16	275	280
Mohawk Industries Inc.	6.125%	1/15/16	275	285
Precision Castparts Corp.	1.250%	1/15/18	400	399
United Technologies Corp.	4.875%	5/1/15	80	80

Communication (1.7%)
America Movil SAB de CV	2.375%	9/8/16	650	661
AT&T Inc.	0.800%	12/1/15	100	100
AT&T Inc.	2.950%	5/15/16	275	280
Comcast Cable Communications LLC	8.875%	5/1/17	46	53
Comcast Corp.	5.900%	3/15/16	256	268
Comcast Corp.	6.500%	1/15/17	46	50
Deutsche Telekom International Finance BV	5.750%	3/23/16	325	339
NBCUniversal Media LLC	2.875%	4/1/16	141	144
Omnicom Group Inc.	5.900%	4/15/16	400	419
TCI Communications Inc.	8.750%	8/1/15	32	33
Thomson Reuters Corp.	0.875%	5/23/16	150	150
Verizon Communications Inc.	2.500%	9/15/16	308	314
Verizon Communications Inc.	1.350%	6/9/17	58	58

Consumer Cyclical (2.1%)
American Honda Finance Corp.	1.125%	10/7/16	214	215
American Honda Finance Corp.	0.950%	5/5/17	400	400
American Honda Finance Corp.	1.550%	12/11/17	200	202
Ford Motor Credit Co. LLC	4.207%	4/15/16	290	298
Ford Motor Credit Co. LLC	6.625%	8/15/17	100	111
6 Harley-Davidson Financial Services Inc.	1.150%	9/15/15	53	53
6 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	353	362
6 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	53	54
Lowe's Cos. Inc.	2.125%	4/15/16	200	203
Lowe's Cos. Inc.	1.625%	4/15/17	108	109
Lowe's Cos. Inc.	6.100%	9/15/17	108	121

PACCAR Financial Corp.	0.750%	8/14/15	80	80
PACCAR Financial Corp.	1.600%	3/15/17	135	137
Starbucks Corp.	6.250%	8/15/17	300	335
Toyota Motor Credit Corp.	0.800%	5/17/16	100	100
Toyota Motor Credit Corp.	2.000%	9/15/16	100	102
Toyota Motor Credit Corp.	1.750%	5/22/17	100	101
Wal-Mart Stores Inc.	0.600%	4/11/16	124	124
Wal-Mart Stores Inc.	2.800%	4/15/16	124	127
Wal-Mart Stores Inc.	5.375%	4/5/17	124	135
6 Wesfarmers Ltd.	2.983%	5/18/16	259	265

Consumer Noncyclical (2.6%)
Actavis Funding SCS	1.850%	3/1/17	99	100
Actavis Funding SCS	1.300%	6/15/17	100	99
Actavis Funding SCS	2.350%	3/12/18	39	40
Actavis Inc.	1.875%	10/1/17	39	39
Agilent Technologies Inc.	6.500%	11/1/17	116	130
Amgen Inc.	2.500%	11/15/16	55	56
Amgen Inc.	2.125%	5/15/17	58	59
Amgen Inc.	5.850%	6/1/17	58	63
6 Cargill Inc.	1.900%	3/1/17	459	466
Celgene Corp.	1.900%	8/15/17	370	375
Covidien International Finance SA	1.350%	5/29/15	80	80
Covidien International Finance SA	2.800%	6/15/15	80	80
Genentech Inc.	4.750%	7/15/15	159	160
Gilead Sciences Inc.	3.050%	12/1/16	214	221
GlaxoSmithKline Capital plc	1.500%	5/8/17	265	268
Medtronic Inc.	2.625%	3/15/16	350	356
Mondelez International Inc.	4.125%	2/9/16	58	60
Mylan Inc.	1.800%	6/24/16	180	181
PepsiCo Inc.	2.500%	5/10/16	625	638
St. Jude Medical Inc.	2.500%	1/15/16	319	323
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	360	367
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	80	80
Tyson Foods Inc.	6.600%	4/1/16	216	227

Energy (1.1%)
El Paso Natural Gas Co. LLC	5.950%	4/15/17	17	18
Energy Transfer Partners LP	6.125%	2/15/17	116	125
Enterprise Products Operating LLC	6.300%	9/15/17	170	189
Kinder Morgan Energy Partners LP	3.500%	3/1/16	117	120
Kinder Morgan Energy Partners LP	6.000%	2/1/17	17	18
Kinder Morgan Energy Partners LP	5.950%	2/15/18	17	19
Kinder Morgan Inc.	7.000%	6/15/17	17	19
Kinder Morgan Inc.	2.000%	12/1/17	17	17
NiSource Finance Corp.	5.250%	9/15/17	180	196
Shell International Finance BV	0.625%	12/4/15	300	300
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	17	18
Total Capital International SA	1.500%	2/17/17	687	695
Total Capital International SA	1.550%	6/28/17	187	189

Technology (0.5%)
Fidelity National Information Services Inc.	1.450%	6/5/17	100	100
Intel Corp.	1.950%	10/1/16	214	218
Intel Corp.	1.350%	12/15/17	200	201

Oracle Corp.	1.200%	10/15/17	350	351

Transportation (0.7%)
Canadian National Railway Co.	5.850%	11/15/17	345	384
6 ERAC USA Finance LLC	1.400%	4/15/16	308	309
6 ERAC USA Finance LLC	6.375%	10/15/17	58	65
Ryder System Inc.	2.500%	3/1/17	275	281
United Parcel Service Inc.	1.125%	10/1/17	214	215
				19,566
Utilities (2.4%)
Electric (2.4%)
Arizona Public Service Co.	4.650%	5/15/15	80	80
Arizona Public Service Co.	6.250%	8/1/16	135	144
Baltimore Gas & Electric Co.	5.900%	10/1/16	54	58
Berkshire Hathaway Energy Co.	5.750%	4/1/18	116	130
CMS Energy Corp.	6.550%	7/17/17	39	43
CMS Energy Corp.	5.050%	2/15/18	39	43
Commonwealth Edison Co.	5.950%	8/15/16	54	57
Commonwealth Edison Co.	1.950%	9/1/16	54	55
Commonwealth Edison Co.	6.150%	9/15/17	54	60
Consumers Energy Co.	5.500%	8/15/16	119	126
Consumers Energy Co.	5.150%	2/15/17	135	145
Duke Energy Carolinas LLC	5.300%	10/1/15	288	294
Duke Energy Florida Inc.	0.650%	11/15/15	38	38
Duke Energy Florida Inc.	5.100%	12/1/15	38	39
Duke Energy Florida Inc.	5.800%	9/15/17	38	42
Duke Energy Florida Inc.	5.650%	6/15/18	50	57
Duke Energy Progress Inc.	5.250%	12/15/15	38	39
Louisville Gas & Electric Co.	1.625%	11/15/15	414	416
National Rural Utilities Cooperative Finance
Corp.	1.900%	11/1/15	71	72
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	71	72
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	221	240
National Rural Utilities Cooperative Finance
Corp.	0.950%	4/24/17	225	225
Pacific Gas & Electric Co.	5.625%	11/30/17	675	744
TECO Finance Inc.	4.000%	3/15/16	143	147
TECO Finance Inc.	6.572%	11/1/17	58	65
5 TECO Finance Inc.	0.871%	4/10/18	100	100
Union Electric Co.	6.400%	6/15/17	214	238
Xcel Energy Inc.	0.750%	5/9/16	250	250
				4,019
Total Corporate Bonds (Cost $41,645)				41,646
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	200	201
Corporacion Andina de Fomento	3.750%	1/15/16	150	153
Corporacion Andina de Fomento	7.790%	3/1/17	200	222
Export-Import Bank of Korea	3.750%	10/20/16	200	208
Export-Import Bank of Korea	4.000%	1/11/17	200	209
Export-Import Bank of Korea	1.750%	2/27/18	50	50
Korea Development Bank	3.250%	3/9/16	100	102
Korea Development Bank	4.000%	9/9/16	150	156
Korea Development Bank	2.250%	8/7/17	200	203
North American Development Bank	2.300%	10/10/18	300	306

Statoil ASA	3.125%	8/17/17	200	209
Statoil ASA	1.200%	1/17/18	300	300
Svensk Exportkredit AB	0.625%	5/31/16	300	300
Total Sovereign Bonds (Cost $2,614)				2,619
Taxable Municipal Bond (0.1%)
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL (Cost $256)	3.220%	2/1/21	247	256

			Shares
Temporary Cash Investment (29.1%)
Money Market Fund (29.1%)
7 Vanguard Market Liquidity Fund (Cost
$49,988)	0.121%		49,987,743	49,988

Total Investments (104.6%) (Cost $179,541)				179,566
Other Assets and Liabilities-Net (-4.6%)				(7,906)
Net Assets (100%)				171,660

1 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $20,295,000, representing 11.8% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Ultra-Short-Term Bond Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	37,351	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	46,106	1,600
Corporate Bonds	—	41,246	400
Sovereign Bonds	—	2,619	—
Taxable Municipal Bonds	—	256	—
Temporary Cash Investments	49,988	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	49,986	127,578	2,000
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended April 30, 2015. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in
	Asset-
	Backed/Commercial
	Mortgage-Backed	Investments in
	Securities	Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)	($000)
Balance as of February 10, 2015 (Inception Date)	—	—
Purchases	400	400
Transfers into Level 3	1,200	—
Change in Unrealized Appreciation (Depreciation)	—	—
Balance as of April 30, 2015	1,600	400

The fund’s investments that are categorized as Level 3 are valued utilizing recent transaction prices without adjustment (which is based on unobservable inputs).

Ultra-Short-Term Bond Fund

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
90-Day Euro	June 2015	36	8,972	3
2-Year U.S. Treasury Note	June 2015	32	7,017	—
5-Year U.S. Treasury Note	June 2015	(5)	(601)	—
				3

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2015, the cost of investment securities for tax purposes was $179,541,000. Net unrealized appreciation of investment securities for tax purposes was $25,000, consisting of unrealized gains of $78,000 on securities that had risen in value since their purchase and $53,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.